UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-4984

                            AMERICAN BEACON FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: October 31, 2009

                  Date of reporting period: April 30, 2009


ITEM 1. REPORTS TO STOCKHOLDERS.

                     GUIDANCE   |   VISION   |   EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

Semi-Annual Report

April 30, 2009

LARGE CAP VALUE FUND

                                    (GRAPHIC)

About American Beacon Advisors

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon....................................           1
Market and Performance Overview.................................           2
Schedule of Investments.........................................           6
Additional Information..........................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                             April 30, 2009

(PHOTO OF GENE L. NEEDLES, JR.)

FELLOW SHAREHOLDERS,

     Please allow me to introduce myself. I am Gene Needles, Jr., the new Executive Vice President for the American Beacon Funds. I have over 27 years of financial services experience with some of the country's largest fund complexes, and I will be primarily responsible for daily operations as well as distribution of the American Beacon Funds. I am very excited to be a part of American Beacon and look forward to building a lasting relationship with all of our shareholders.

     Enclosed is the American Beacon Large Cap Value Fund Semi-Annual Report for the six months ended April 30, 2009.

     During the six-month period covered by this report, the capital markets experienced widespread volatility brought on by concern over the world-wide credit crisis. The American Beacon Large Cap Value Fund - Institutional Class reported a return of -8.46% for the six-month period ended April 30, 2009, while the S&P 500 and Dow Jones Industrial Average Indices reported returns of -8.53% and -10.79%, respectively, for this period.

     In the past, long-term investors have been rewarded for their patience. We continue to believe the Fund's fundamental investment strategy and lower than average expense ratio will continue to serve the Fund well over time.

     Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ Gene L. Needles, Jr.
                                        ----------------------------------------
                                        Gene L. Needles, Jr.
                                        Executive Vice President
                                        American Beacon Funds

DOMESTIC EQUITY MARKET OVERVIEW
APRIL 30, 2009 (UNAUDITED)

     A tale of two markets might be the most accurate description of the six-month period ended April 30, 2009. The equity markets were down overall for the six months, as represented by a decline of 8.5% for the S&P 500, but for the first four months, the S&P 500 fell a breath-taking 23.2%. Through February, bleak economic performance around the world set the background for equity market declines. In addition to the well publicized economic distress in the U.S., the period featured news of staggering declines in Japanese manufacturing and sharp declines in Asian and Eastern European exports. The U.K. and Western Europe continued to be weak, with the Bank of England purchasing U.K. government debt in an aggressive move to quantitative easing as its benchmark interest rate came close to zero. Latin America slowed down, with Mexico in a deep recession. China was the global exception with domestic demand appearing to hold up and loan creation remaining solid.

     Starting in March, equities staged a dramatic recovery in the face of continued poor economic data, providing support for the view that valuations ultimately drive stock prices. The U.S. government's announcement of details on initiatives to stabilize the banking and housing market appeared to spark the rally. Although some economic data points began to show a hint of economic stability (or at least a deceleration in the rate of decline) toward the end of April, it is still too early to call an improvement in the economy. However, it is apparent that because the market was trading at such deeply depressed, pessimistic levels, the mere hint of a recovery was enough to cause a significant rally. Thus for March and April, the S&P 500 was up 19.2%, unwinding a large part of the earlier months' declines.

PERFORMANCE OVERVIEW
AMERICAN BEACON LARGE CAP VALUE FUND(SM)
APRIL 30, 2009 (UNAUDITED)

     The Institutional Class of the Large Cap Value Fund returned -8.46% for the six months ended April 30, 2009, outperforming the Russell 1000(R) Value Index ("Index") return of -13.27%, but slightly lagging the Lipper Large-Cap Value Funds Index return of -8.44%.

                                          ANNUALIZED TOTAL RETURNS
                                           PERIODS ENDED 4/30/09
                                  ---------------------------------------
                                  6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                                  ---------   ------   -------   --------
Institutional Class(1,4) ......     -8.46%    -38.28%   -1.55%     0.69%
Investor Class(1,4) ...........     -8.59%    -38.44%   -1.81%     0.43%
Advisor Class(1,2,4) ..........     -8.68%    -38.58%   -2.00%     0.33%
AMR Class(1,4) ................     -8.34%    -38.11%   -1.30%     0.96%
Lipper Large-Cap
Value Funds Index (3) .........     -8.44%    -35.93%   -2.69%    -1.50%
Russell 1000 Value Index (3) ..    -13.27%    -39.21%   -2.50%    -0.50%

*    Not annualized

1. The Investor and Advisor Classes were formerly known as the PlanAhead and Service Classes, respectively. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/99 up to 6/1/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/99. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than the actual returns shown for 2005.

3. The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000(R) Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. The Lipper Large-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Investor, Advisor and AMR Class shares was 0.59%, 0.97%, 1.09% and 0.33%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund outperformed the Index as both sector allocation and stock selection added value relative to the Index. The Fund's four times overweighting in Information Technology, the best performing sector in the Index, and a significant underweighting in Financials, the worst performing sector in the Index, added the most value relative to the Index. The positive impact from the above mentioned sector exposures was somewhat offset by an overweight in Industrials and an underweight in the Consumer Discretionary sector, which detracted from relative performance.

     From a stock selection standpoint, the Fund's holdings in the Industrials, Health Care, and Consumer Discretionary sectors were responsible for a large portion of the excess performance. Companies with the greatest positive impact in the Industrials sector were Honeywell International (up 4.6%), Thomas & Betts (up 5.3% for the period the Fund owned the security), and Northrop (up 5.2%). In the Health Care sector, Wyeth (up 33.9%), Hospira (up 18.2%), and Schering Plough (up 60.6%) added the most value relative to the Index. JC Penney (up 30.7%) and Gentex (up 42.5%) were major contributors in the Consumer Discretionary sector. This excess performance relative to the Index was partially offset by poor security selection in the Financials and Information Technology sectors. Bank of America (down 62.2%), Citigroup (down 77.6%), and Synovus Financial (down 68.4%) were the largest detractors in the Financials sector. In the Information Technology sector, Hewlett Packard (down 5.5%) and Intel (up 0.5%) hurt performance most.

     The sub-advisors continue to invest in a broadly diversified portfolio of companies that they believe have attractive valuations and above-average earnings growth potential. This approach should allow the Fund to benefit over the longer term.

PERFORMANCE OVERVIEW
AMERICAN BEACON LARGE CAP VALUE FUND(SM)
APRIL 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                              % OF
                                           NET ASSETS
                                           ----------
International Business Machines Corp. ..      3.3%
JPMorgan Chase & Co. ...................      2.8%
ConocoPhillips..........................      2.7%
AT&T, Inc. .............................      2.5%
Wyeth Corp. ............................      2.0%
The Home Depot, Inc. ...................      1.8%
Verizon Communications, Inc. ...........      1.8%
Hewlett-Packard Co. ....................      1.6%
Dominion Resources, Inc. ...............      1.6%
Philip Morris International, Inc. ......      1.5%

SECTOR ALLOCATION

                                             % OF
                                           EQUITIES
                                           --------
Information Technology..................    15.5%
Financials..............................    15.4%
Industrials.............................    13.0%
Health Care.............................    12.7%
Consumer Staples........................    11.6%
Consumer Discretionary..................     9.3%
Energy..................................     8.0%
Utilities...............................     6.3%
Telecommunication Services..............     5.2%
Materials...............................     3.0%

FUND EXPENSES
AMERICAN BEACON LARGE CAP VALUE FUND(SM)
APRIL 30, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2008 through April 30, 2009.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                       Beginning    Ending
                        Account     Account     Expenses Paid
                         Value       Value      During Period*
                        11/1/08     4/30/09    11/1/08-4/30/09
                       ---------   ---------   ---------------
INSTITUTIONAL CLASS
Actual                 $1,000.00   $  915.36        $2.85
Hypothetical           $1,000.00   $1,021.82        $3.01
   (5% return before expenses)

INVESTOR CLASS
Actual                 $1,000.00   $  914.13        $4.08
Hypothetical           $1,000.00   $1,020.53        $4.31
   (5% return before expenses)

ADVISOR CLASS
Actual                 $1,000.00   $  913.25        $5.22
Hypothetical           $1,000.00   $1,019.34        $5.51
   (5% return before expenses)

AMR CLASS
Actual                 $1,000.00   $  916.63        $1.66
Hypothetical           $1,000.00   $1,023.06        $1.76
   (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.60%, 0.86%, 1.10% and 0.35% for the Institutional, Investor, Advisor and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES        VALUE
                                                       -----------   -----------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 94.52%
CONSUMER DISCRETIONARY - 8.79%
   AUTO COMPONENTS - 0.59%
      Gentex Corp. + ...............................     2,365,000   $    31,620
                                                                     -----------
   HOTELS, RESTAURANTS & LEISURE - 1.34%
      Carnival Corp. ...............................     1,941,200        52,180
      Wyndham Worldwide Corp. ......................     1,680,680        19,630
                                                                     -----------
                                                                          71,810
                                                                     -----------
   HOUSEHOLD DURABLES - 0.36%
      Fortune Brands, Inc. .........................       493,500        19,399
                                                                     -----------
   INTERNET & CATALOG RETAIL - 0.14%
      eBay, Inc. ## ................................       464,900         7,657
                                                                     -----------
   MEDIA - 1.89%
      CBS Corp. ....................................     3,099,800        21,823
      Interpublic Group of Cos., Inc. ## ...........       843,700         5,281
      Time Warner, Inc. ............................     1,500,000        32,745
      Walt Disney Co. Ltd. .........................     1,318,300        28,871
      Warner Music Group Corp. .....................     2,322,000        12,492
                                                                     -----------
                                                                         101,212
                                                                     -----------
   MULTILINE RETAIL - 1.58%
      J.C. Penney Company, Inc. ....................     1,634,800        50,172
      Target Corp. .................................       768,700        31,717
      Wal-Mart Stores, Inc. ........................        63,700         3,210
                                                                     -----------
                                                                          85,099
                                                                     -----------
   SPECIALTY RETAIL - 2.00%
      Gap, Inc. ....................................       416,100         6,466
      The Home Depot, Inc. .........................     3,732,467        98,239
      Limited Brands, Inc. .........................       214,900         2,454
                                                                     -----------
                                                                         107,159
                                                                     -----------
   TEXTILES & APPAREL - 0.89%
      Polo Ralph Lauren Corp. + ....................       890,000        47,918
                                                                     -----------
   TOTAL CONSUMER DISCRETIONARY ....................                     471,874
                                                                     -----------
CONSUMER STAPLES - 11.02%
   BEVERAGES - 2.11%
      Coca-Cola Co. ................................       429,300        18,481
      Diageo plc, ADR ..............................     1,626,200        77,814
      PepsiCo, Inc. ................................       339,900        16,913
                                                                     -----------
                                                                         113,208
                                                                     -----------
   FOOD & DRUG RETAILING - 1.65%
      Safeway, Inc. ................................     2,330,400        46,025

                                                          SHARES        VALUE
                                                       -----------   -----------
                                                         (DOLLARS IN THOUSANDS)
      Sysco Corp. ..................................     1,829,400   $    42,680
                                                                     -----------
                                                                          88,705
                                                                     -----------
   FOOD PRODUCTS - 3.06%
      ConAgra Foods, Inc. ..........................     2,600,000        46,020
      H.J. Heinz Co. ...............................       497,100        17,110
      Hershey Co. ..................................     1,025,550        37,063
      Kellogg Co. ..................................       990,000        41,689
      Kraft Foods, Inc. ............................       703,013        16,451
      Unilever plc, ADR + ..........................       311,900         6,070
                                                                     -----------
                                                                         164,403
                                                                     -----------
   HOUSEHOLD PRODUCTS - 0.33%
      The Procter & Gamble Co. .....................       355,800        17,591
                                                                     -----------
   PERSONAL PRODUCTS - 0.71%
      L'Oreal SA + .................................     2,675,000        37,878
                                                                     -----------
   TOBACCO - 3.16%
      Altria Group, Inc. ...........................     1,312,900        21,440
      Imperial Tobacco Group plc, ADR ..............     1,394,100        63,362
      Lorillard, Inc. ..............................        71,100         4,488
      Philip Morris International, Inc. ............     2,212,400        80,089
                                                                     -----------
                                                                         169,379
                                                                     -----------
   TOTAL CONSUMER STAPLES ..........................                     591,164
                                                                     -----------
ENERGY - 7.55%
   ENERGY EQUIPMENT & SERVICES - 0.71%
      Weatherford International Ltd. ## ............     2,300,000        38,249
                                                                     -----------
   OIL & GAS - 6.84%
      Chevron Corp. ................................       976,262        64,531
      ConocoPhillips ...............................     3,562,296       146,054
      Devon Energy Corp. ...........................     1,132,000        58,694
      Duke Energy Corp. ............................     2,260,900        31,223
      Occidental Petroleum Corp. ...................       849,700        47,829
      Royal Dutch Shell plc, ADR ...................       403,600        18,364
                                                                     -----------
                                                                         366,695
                                                                     -----------
   TOTAL ENERGY ....................................                     404,944
                                                                     -----------
FINANCIALS - 14.42%
   BANKS - 7.66%
      Bank of America Corp. ........................     7,773,490        69,417
      Bank of New York Mellon Corp. ................       249,100         6,347
      Citigroup, Inc. ..............................     1,971,238         6,012
      Comerica, Inc. ...............................       139,000         2,916
      East West Bancorp, Inc. ......................     2,068,000        14,124
      JP Morgan Chase & Co. ........................     4,584,098       151,275

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES        VALUE
                                                       -----------   -----------
                                                         (DOLLARS IN THOUSANDS)
      KeyCorp ......................................       781,874   $     4,809
      M&T Bank Corp. ...............................       174,560         9,156
      PNC Financial Services Group, Inc. + .........       797,949        31,679
      SunTrust Banks, Inc. .........................       123,400         1,782
      Synovus Financial Corp. + ....................     4,516,000        14,587
      U.S. Bancorp .................................     1,457,660        26,559
      Washington Mutual, Inc. ......................     1,765,000            --
      Wells Fargo & Co. ............................     3,071,358        61,458
      Zions Bancorporation .........................     1,000,000        10,930
                                                                     -----------
                                                                         411,051
                                                                     -----------
   DIVERSIFIED FINANCIALS - 3.35%
      American Express Co. .........................     2,195,800        55,378
      Capital One Financial Corp. ..................     1,207,400        20,212
      Charles Schwab Corp. .........................     1,247,620        23,056
      Discover Financial Services ..................       152,550         1,240
      Mitsubishi UFJ Financial Group, Inc., ADR ....     8,256,000        44,748
      Morgan Stanley Dean Witter & Co. .............     1,000,000        23,640
      SLM Corp. ## .................................     2,435,500        11,763
                                                                     -----------
                                                                         180,037
                                                                     -----------
   INSURANCE - 3.41%
      ACE Ltd. .....................................     1,066,800        49,414
      Aflac, Inc. ..................................       779,000        22,505
      Allstate Corp. ...............................       174,200         4,064
      American International Group, Inc. + .........     2,397,100         3,308
      Conseco, Inc. ## .............................       309,300           495
      Genworth Financial, Inc. .....................       508,000         1,199
      Hartford Financial Services Group, Inc. + ....       694,450         7,965
      MetLife, Inc. ................................     1,149,059        34,185
      Prudential Financial, Inc. ...................       109,500         3,162
      Travelers Cos., Inc. .........................       982,700        40,428
      XL Capital Ltd. + ............................     1,699,100        16,159
                                                                     -----------
                                                                         182,884
                                                                     -----------
   TOTAL FINANCIALS ................................                     773,972
                                                                     -----------
HEALTH CARE - 12.02%
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.26%
      Baxter International, Inc. ...................     1,305,600        63,321
      Zimmer Holdings, Inc. ## .....................        93,500         4,113
                                                                     -----------
                                                                          67,434
                                                                     -----------
   HEALTH CARE PROVIDERS & SERVICES - 2.69%
      Cardinal Health, Inc. ........................     1,317,900        44,532
      CIGNA Corp. ..................................     1,599,500        31,526
      UnitedHealth Group, Inc. .....................       813,600        19,136
      Universal Health Services, Inc. ..............       624,130        31,456
      WellPoint, Inc. ## ...........................       419,100        17,921
                                                                     -----------
                                                                         144,571
                                                                     -----------

                                                          SHARES        VALUE
                                                       -----------   -----------
                                                         (DOLLARS IN THOUSANDS)
   PHARMACEUTICALS - 8.07%
      Amgen, Inc. ## ...............................       392,700   $    19,034
      Bristol-Myers Squibb Co. .....................     4,013,500        77,059
      Eli Lilly & Co. ..............................     1,767,900        58,199
      Hospira, Inc. ## .............................     1,143,000        37,570
      Johnson & Johnson ............................       633,100        33,149
      Merck & Co., Inc. ............................       866,300        20,999
      Pfizer, Inc. .................................     4,806,700        64,218
      Schering-Plough Corp. ........................       650,200        14,968
      Wyeth Corp. ..................................     2,540,600       107,722
                                                                     -----------
                                                                         432,918
                                                                     -----------
   TOTAL HEALTH CARE ...............................                     644,923
                                                                     -----------
INDUSTRIALS - 12.30%
   AEROSPACE & DEFENSE - 3.81%
      Boeing Co. ...................................     1,904,700        76,283
      Northrop Grumman Corp. .......................     1,124,900        54,389
      Raytheon Co. .................................     1,498,700        67,786
      United Technologies Corp. ....................       124,000         6,056
                                                                     -----------
                                                                         204,514
                                                                     -----------
   AIR FREIGHT & COURIERS - 0.63%
      FedEx Corp. ..................................       607,200        33,979
                                                                     -----------
   INDUSTRIAL CONGLOMERATES - 3.98%
      3M Co. .......................................       705,600        40,643
      General Electric Co. .........................     5,743,200        72,651
      Honeywell International, Inc. ................     2,484,525        77,542
      Textron, Inc. + ..............................     1,029,600        11,048
      Tyco International Ltd. ......................       485,900        11,545
                                                                     -----------
                                                                         213,429
                                                                     -----------
   MACHINERY - 3.50%
      Caterpillar, Inc. + ..........................       461,400        16,417
      Cummins, Inc. ................................       162,600         5,528
      Deere & Co. ..................................     1,039,000        42,869
      Eaton Corp. ..................................       437,500        19,162
      Illinois Tool Works, Inc. ....................     1,727,900        56,675
      ITT Industries, Inc. .........................       930,300        38,152
      PACCAR, Inc. + ...............................       252,700         8,956
                                                                     -----------
                                                                         187,759
                                                                     -----------
   TRANSPORTATION INFRASTRUCTURE - 0.38%
      Burlington Northern Santa Fe Corp. ...........       302,800        20,433
                                                                     -----------
   TOTAL INDUSTRIALS ...............................                     660,114
                                                                     -----------
INFORMATION TECHNOLOGY - 14.66%
   COMMUNICATIONS EQUIPMENT - 0.96%
      Alcatel-Lucent, ADR ## ......................     1,767,700         4,419

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES        VALUE
                                                       -----------   -----------
                                                         (DOLLARS IN THOUSANDS)
      Nokia Corp., ADR .............................     3,322,500   $    46,980
                                                                     -----------
                                                                          51,399
                                                                     -----------
   COMPUTERS & PERIPHERALS - 7.14%
      Apple Computer, Inc. ## ......................       550,000        69,206
      Dell, Inc. ## ................................       269,700         3,134
      EMC Corp. ## .................................     4,000,000        50,120
      Hewlett-Packard Co. ..........................     2,372,700        85,370
      International Business Machines Corp. ........     1,696,500       175,096
                                                                     -----------
                                                                         382,926
                                                                     -----------
   ELECTRICAL EQUIPMENT - 0.59%
      Molex, Inc. - Class A ........................     1,688,000        25,810
      Molex, Inc. ..................................       339,000         5,651
                                                                     -----------
                                                                          31,461
                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.52%
      Intel Corp. ..................................     4,397,400        69,391
      Tyco Electronics Ltd. ........................       701,400        12,232
                                                                     -----------
                                                                          81,623
                                                                     -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.72%
      Texas Instruments, Inc. ......................     2,147,200        38,779
                                                                     -----------
   SOFTWARE - 3.73%
      Adobe Systems, Inc. ## .......................     1,500,000        41,025
      CA, Inc. .....................................       923,703        15,934
      Microsoft Corp. ..............................     3,314,200        67,146
      Oracle Corp. .................................     3,943,300        76,263
                                                                     -----------
                                                                         200,368
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY ....................                     786,556
                                                                     -----------
MATERIALS - 2.86%
   CHEMICALS - 2.74%
      Air Products & Chemicals, Inc. ...............     1,051,400        69,287
      Dow Chemical Co. .............................     1,071,000        17,136
      E. I. du Pont de Nemours & Co. ...............     1,094,900        30,548
      Eastman Chemical Co. .........................        32,900         1,305
      PPG Industries, Inc. .........................       647,600        28,527
                                                                     -----------
                                                                         146,803
                                                                     -----------
   METALS & MINING - 0.12%
      Alcoa, Inc. ..................................       698,400         6,335
                                                                     -----------
   TOTAL MATERIALS .................................                     153,138
                                                                     -----------
TELECOMMUNICATION SERVICES - 4.92%
   DIVERSIFIED TELECOMMUNICATION - 4.92%
      AT&T, Inc. ...................................     5,135,852       131,581
      Fairpoint Communications, Inc. + .............        42,246            44
      Verizon Communications, Inc. .................     3,192,746        96,868

                                                          SHARES        VALUE
                                                       -----------   -----------
                                                         (DOLLARS IN THOUSANDS)
      Vodafone Group plc, ADR ......................     1,930,000   $    35,415
                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES ................                     263,908
                                                                     -----------
UTILITIES - 5.98%
   ELECTRIC UTILITIES - 4.66%
      CenterPoint Energy, Inc. .....................     2,029,200        21,591
      Constellation Energy Group, Inc. .............       710,100        17,099
      Dominion Resources, Inc. .....................     2,813,900        84,867
      Edison International .........................       135,300         3,857
      Entergy Corp. ................................       335,000        21,698
      Exelon Corp. .................................       385,600        17,788
      FPL Group, Inc. ..............................     1,117,600        60,116
      Public Service Enterprise Group, Inc. ........       782,200        23,341
                                                                     -----------
                                                                         250,357
                                                                     -----------
   GAS UTILITIES - 0.76%
      Spectra Energy Corp. .........................     2,813,500        40,796
                                                                     -----------
   MULTI-UTILITIES - 0.56%
      Questar Corp. ................................     1,006,000        29,898
                                                                     -----------
   TOTAL UTILITIES .................................                     321,051
                                                                     -----------
   TOTAL COMMON STOCKS .............................                   5,071,644
                                                                     -----------
CONVERTIBLE PREFERRED STOCKS - 0.07%
FINANCIALS - 0.07%
   BANKS - 0.07%
      East West Bancorp, Inc. ......................         8,763         3,921
                                                                     -----------
PREFERRED STOCKS - 0.07%
FINANCIALS - 0.07%
   BANKS - 0.07%
      Citigroup, Inc. ..............................       219,100         3,896
                                                                     -----------
SHORT TERM INVESTMENTS - 5.22%
   American Beacon U.S. Government Money Market
      Select Fund +++ ..............................    60,000,000        60,000
   Columbia Government Reserve Fund ................   190,698,556       190,698

                                                        PAR AMOUNT
                                                       -----------
   U.S. Treasury, 0.05%, Due 6/11/2009 # ...........   $    29,419        29,413
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS .......................                     280,111
                                                                     -----------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES        VALUE
                                                       -----------   -----------
                                                         (DOLLARS IN THOUSANDS)
SECURITIES LENDING
COLLATERAL - 0.97%
      American Beacon U.S. Government Money Market
         Select Fund +++ ...........................   $11,112,475   $    11,113
      State Street Navigator Securities Lending Prime
         Portfolio .................................    40,650,218        40,650
                                                                     -----------
   TOTAL SECURITIES LENDING COLLATERAL .............                      51,763
                                                                     -----------
TOTAL INVESTMENTS 100.85% - (COST $7,456,107) ......                   5,411,335
LIABILITIES, NET OF OTHER ASSETS - (0.85%) .........                     (45,391)
                                                                     -----------
TOTAL NET ASSETS - 100.00% .........................                 $ 5,365,944
                                                                     ===========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2009.

+++  The Fund is affiliated by having the same investment advisor.

# At April 30, 2009, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                               UNREALIZED
                         NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                         CONTRACTS      DATE        VALUE    (DEPRECIATION)
                         ---------   ----------   --------   --------------
Emini S&P 500 Index ..     6,445      Jun 2009    $280,358       $39,817
                                                  ========       =======

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2009 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS) (UNAUDITED)

ASSETS:
   Investments in unaffiliated securities, at value (A C) ...........................   $  5,340,222
   Investments in affiliated securities, at value (B) ...............................         71,113
   Receivable for investments sold ..................................................          9,646
   Dividends and interest receivable ................................................         11,216
   Receivable for fund shares sold ..................................................          5,778
   Receivable for tax reclaims ......................................................            231
   Receivable for variation margin on open futures contracts ........................            267
   Prepaid expenses .................................................................            122
                                                                                        ------------
      TOTAL ASSETS ..................................................................      5,438,595
                                                                                        ------------
LIABILITIES:
   Payable for investments purchased ................................................          8,656
   Payable upon return of securities loaned .........................................         51,763
   Payable for fund shares redeemed .................................................          6,429
   Management and investment advisory fees payable (Note 2) .........................          3,306
   Administrative service and service fees payable ..................................          1,985
   Other liabilities ................................................................            512
                                                                                        ------------
      TOTAL LIABILITIES .............................................................         72,651
                                                                                        ------------
NET ASSETS ..........................................................................   $  5,365,944
                                                                                        ============
ANALYSIS OF NET ASSETS:
   Paid-in-capital ..................................................................      9,156,904
   Undistributed net investment income ..............................................         33,025
   Accumulated net realized loss ....................................................     (1,819,030)
   Unrealized depreciation of investments, futures contracts, and foreign currency ..     (2,004,955)
                                                                                        ------------
NET ASSETS ..........................................................................   $  5,365,944
                                                                                        ============
SHARES OUTSTANDING (NO PAR VALUE):
   Institutional Class ..............................................................    132,745,170
                                                                                        ============
   Investor Class ...................................................................    243,315,004
                                                                                        ============
   Advisor Class ....................................................................      7,335,373
                                                                                        ============
   AMR Class ........................................................................     32,599,036
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Institutional Class ..............................................................   $      13.29
                                                                                        ============
   Investor Class ...................................................................   $      12.66
                                                                                        ============
   Advisor Class ....................................................................   $      12.57
                                                                                        ============
   AMR Class ........................................................................   $      13.14
                                                                                        ============
----------
(A) Cost of investments in unaffiliated securities                                      $  7,384,994
(B) Cost of investments in affiliated securities                                        $     71,113
(C) Market value of securities on loan                                                  $     50,857

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2009 (IN THOUSANDS) (UNAUDITED)

INVESTMENT INCOME:
   Dividend income from unaffiliated securities (net of foreign taxes)* .............   $  89,396
   Dividend income from affiliated securities .......................................         549
   Interest income ..................................................................         115
   Income derived from securities lending, net ......................................       1,668
                                                                                        ---------
         TOTAL INVESTMENT INCOME ....................................................      91,728
                                                                                        ---------
EXPENSES:
   Management and investment advisory fees (Note 2) .................................       6,048
   Administrative service fees (Note 2):
      Institutional Class ...........................................................       2,531
      Investor Class ................................................................       4,500
      Advisor Class .................................................................         129
      AMR Class .....................................................................         103
   Transfer agent fees:
      Institutional Class ...........................................................          62
      Investor Class ................................................................         118
      Advisor Class .................................................................           3
      AMR Class .....................................................................          14
   Custody and fund accounting fees .................................................         389
   Professional fees ................................................................         107
   Registration fees and expenses ...................................................         112
   Service fees:
      Investor Class (Note 2) .......................................................       3,890
      Advisor Class (Note 2) ........................................................         107
   Distribution fees - Advisor Class (Note 2) .......................................         107
   Prospectus and shareholder reports ...............................................         369
   Trustee fees .....................................................................         186
   Other expenses ...................................................................         349
                                                                                        ---------
         TOTAL EXPENSES .............................................................      19,124
                                                                                        ---------
NET INVESTMENT INCOME ...............................................................      72,604
                                                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments ...................................................................    (471,113)
      Commission recapture (Note 1) .................................................         161
      Futures contracts .............................................................    (179,118)
   Change in net unrealized appreciation or depreciation of:
      Investments ...................................................................    (123,984)
      Futures contracts .............................................................     141,851
                                                                                        ---------
         NET LOSS ON INVESTMENTS ....................................................    (632,203)
                                                                                        ---------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................   $(559,599)
                                                                                        =========
   * Foreign taxes ..................................................................   $     477

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
STATEMENT OF CHANGES OF NET ASSETS (IN THOUSANDS)

                                                                                          Six Months
                                                                                             Ended          Year Ended
                                                                                        April 30, 2009   October 31, 2008
                                                                                        --------------   ----------------
                                                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ............................................................    $    72,604       $   171,389
   Net realized loss on investments, futures contracts, and foreign currency
      transactions ..................................................................       (650,070)       (1,148,714)
   Change in net unrealized appreciation or (depreciation) of investments, futures
      contracts, and foreign currency translations ..................................         17,867        (3,031,895)
                                                                                         -----------       -----------
      NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................       (559,599)       (4,009,220)
                                                                                         -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class ...........................................................        (57,494)          (41,356)
      Investor Class ................................................................        (96,586)          (76,907)
      Advisor Class .................................................................         (2,701)           (1,578)
      AMR Class .....................................................................        (15,992)          (16,885)
   Net realized gain on investments:
      Institutional Class ...........................................................             --           (71,604)
      Investor Class ................................................................             --          (153,834)
      Advisor Class .................................................................             --            (3,382)
      AMR Class .....................................................................             --           (26,071)
                                                                                         -----------       -----------
         NET DISTRIBUTIONS TO SHAREHOLDERS ..........................................       (172,773)         (391,617)
                                                                                         -----------       -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ....................................................        773,893         3,966,783
   Reinvestment of dividends and distributions ......................................        164,886           370,495
   Cost of shares redeemed ..........................................................     (1,070,110)       (2,471,194)
                                                                                         -----------       -----------
      NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .........       (131,331)        1,866,084
                                                                                         -----------       -----------
NET (DECREASE) IN NET ASSETS ........................................................       (863,703)       (2,534,753)
                                                                                         -----------       -----------
NET ASSETS:
   Beginning of period ..............................................................      6,229,647         8,764,400
                                                                                         -----------       -----------
   END OF PERIOD * ..................................................................    $ 5,365,944       $ 6,229,647
                                                                                         ===========       ===========
*Includes undistributed net investment income of ....................................    $    33,025       $   133,193
                                                                                         ===========       ===========

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Large Cap Value Fund (the "Fund"), a series of the Trust.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

     Prior to March 1, 2009, the Investor and Advisor Classes were known as the PlanAhead and Service Classes, respectively.

     The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

CLASS:                OFFERED TO:
------                -----------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million
INVESTOR CLASS        General public and investors investing through an intermediary
ADVISOR CLASS         Investors investing through an intermediary
AMR CLASS             Investors in the tax-exempt retirement and benefit plans of AMR
                      Corporation and its affiliates

     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

     Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

     Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Fund's fiscal year. The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

          Level 1 - Quoted prices in active markets for identical securities.

          Level 2 - Prices determined using other significant observable inputs.
                    These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

          Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (in thousands):

                                                  Investments in   Other Financial
                Valuation Inputs                    Securities       Instruments*
                ----------------                  --------------   ---------------
Level 1 - Quoted prices........................     $5,381,922         $39,817
Level 2 - Other significant observable inputs..         29,413              --
Level 3 - Significant unobservable  inputs.....             --              --
                                                    ----------         -------
Total..........................................     $5,411,335         $39,817
                                                    ----------         -------

*    Other financial instruments are futures.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

     Dividend income, net of foreign taxes, is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Futures Contracts

     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Dividends to Shareholders

     Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

     The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund's investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund's Statement of Operations.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial positions, performance and cash flows. The Manager is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and related disclosures.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2009 were as follows (dollars in thousands):

                               AMOUNTS PAID   NET AMOUNTS
MANAGEMENT FEE   MANAGEMENT   TO INVESTMENT   RETAINED BY
     RATE            FEE         ADVISORS       MANAGER
--------------   ----------   -------------   -----------
 0.175%-0.65%      $6,048        $4,751         $1,297

     As compensation for services provided by the Manager in connection with securities lending activities, the Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statement of Operations. During the six months ended April 30, 2009, securities lending fees paid to the Manager by the Fund were $250,191.

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Investor, and Advisor Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.

Distribution Plans

     The Fund, except for the Advisor Class of the Fund, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Advisor Class of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor and Advisor Classes. As compensation for performing the duties required

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

under the Service Plans, the Manager receives up to 0.375% of the average daily net assets of the Investor Class and 0.25% of the average daily net assets of the Advisor Class of the Fund.

Investment in Affiliated Funds

     The Fund may invest in the American Beacon Money Market Select Fund (the "MM Select Fund") and the American Beacon US Government Money Market Select Fund (the "USG Select Fund"), (collectively the "Select Funds"). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Funds. The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of its average daily net assets of the Select Funds. During the six months ended April 30, 2009, the Manager earned fees from the Select Funds totaling $40,946 on the Fund's direct investment in the Select Funds and $17,097 from the Fund's securities lending collateral invested in the Select Funds.

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission ("SEC"), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended April 30, 2009, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

     The Fund has adopted an Expense Reimbursement Plan whereby the manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2009, there were no fees waived or reimbursed expenses subject to potential recovery.

3. FEDERAL INCOME AND EXCISE TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid during the six months ended April 30, 2009 and the fiscal year ended October 31, 2008 were as follows (in thousands):

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

                               SIX MONTHS ENDED    YEAR ENDED
                                   APRIL 30,       OCTOBER 31,
                                     2009             2008
                               ----------------   -------------
                                 (unaudited)
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME*
      Institutional Class ..       $ 57,494          $ 65,641
      Investor Class .......         96,586           129,081
      Advisor Class ........          2,701             2,725
      AMR Class ............         15,992            25,728
   LONG-TERM CAPITAL GAIN
      Institutional Class ..             --            47,318
      Investor Class .......             --           101,660
      Advisor Class ........             --             2,235
      AMR Class ............             --            17,229
                                   --------          --------
TOTAL DISTRIBUTIONS PAID ...       $172,773          $391,617
                                   ========          ========

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes ..   $ 7,699,793
Unrealized appreciation ....................................       167,091
Unrealized depreciation ....................................    (2,455,549)
                                                               -----------
Net unrealized appreciation/(depreciation) .................    (2,288,458)
Undistributed ordinary income ..............................        33,025
Undistributed long-term gain/(loss) ........................    (1,535,584)
                                                               -----------
Distributable earnings .....................................   $(3,791,017)
                                                               ===========

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

     Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, and dividend reclasses that have been reclassified as of April 30, 2009 (in thousands):

Paid-in-capital.............................................   $ 1
Undistributed net investment income.........................     1
Accumulated net realized gain (loss)........................    (2)
Unrealized appreciation (depreciation) of investments,
   futures contracts and foreign currency...................    --

     At April 30, 2009, the capital loss carry forward position of the Fund for federal income tax purposes was $ 1,044,692 and $490,892 expiring in 2016 and 2017, respectively.

4. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2009 were (in thousands) $920,501 and $664,592, respectively.

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     A summary of the Fund's direct transactions in the Select Funds for the six months ended April 30, 2009 is set forth below (in thousands):

                    OCTOBER 31, 2008                              APRIL 30, 2009
AFFILIATE         SHARES/MARKET VALUE   PURCHASES     SALES    SHARES/MARKET VALUE
---------         -------------------   ---------   --------   -------------------
MM Select Fund          $362,064         $    --    $362,064         $    --
USG Select Fund         $     --         $60,000    $     --         $60,000

5. SECURITIES LENDING

     The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral. The amount of this temporary difference at April 30, 2009 is disclosed as the calculated mark in the table below.

     To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the "Agent") in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements.

     Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.

     While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

     Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

     At April 30, 2009, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

 MARKET VALUE OF                                                                                  TOTAL VALUE OF
SECURITIES ON LOAN   NON-CASH COLLATERAL   CASH COLLATERAL POSTED BY BORROWER   CALCULATED MARK     COLLATERAL
------------------   -------------------   ----------------------------------   ---------------   --------------
      $50,857                 --                         $51,763                      619             $52,382

     Cash collateral is listed in the Fund's Schedule of Investments and included in the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

AMERICAN BEACON LARGE CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund's Schedule of Investments or Statement of Assets and Liabilities.

6. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

Six months Ended April 30, 2009

                               INSTITUTIONAL CLASS      INVESTOR CLASS       ADVISOR CLASS         AMR CLASS
                               -------------------   -------------------   -----------------   -----------------
                                SHARES     AMOUNT     SHARES     AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT
                               -------   ---------   -------   ---------   ------   --------   ------   --------
Shares sold ................    21,324   $ 271,189    38,901   $ 474,982     987    $ 11,867    1,258   $ 15,855
Reinvestment of dividends ..     4,043      53,008     7,465      93,236     213       2,650    1,236     15,992
Shares redeemed ............   (28,427)   (361,263)  (54,660)   (657,760)   (872)    (10,414)  (3,314)   (40,673)
                                ------   ---------   -------   ---------    ----    --------   ------   --------
Net increase (decrease) in
   shares outstanding ......    (3,060)  $ (37,066)   (8,294)  $ (89,542)    328    $  4,103     (820)  $ (8,826)
                                ======   =========   =======   =========    ====    ========   ======   ========

Year Ended October 31, 2008

                                INSTITUTIONAL CLASS       INVESTOR CLASS        ADVISOR CLASS          AMR CLASS
                               --------------------   ---------------------   -----------------   ------------------
                                SHARES     AMOUNT      SHARES      AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT
                               -------   ----------   -------   -----------   ------   --------   ------   ---------
Shares sold ................    72,124   $1,522,430   113,619   $ 2,297,576    5,559   $111,669    1,693   $  35,108
Reinvestment of dividends ..     4,204       99,590     9,867       222,989      220      4,960    1,833      42,956
Shares redeemed ............   (36,318)    (729,713)  (81,231)   (1,524,704)  (2,814)   (55,162)  (7,797)   (161,615)
                               -------   ----------   -------   -----------   ------   --------   ------   ---------
Net increase (decrease) in
   shares outstanding ......    40,010   $  892,307    42,255   $   995,861    2,965   $ 61,467   (4,271)  $ (83,551)
                               =======   ==========   =======   ===========   ======   ========   ======   =========

AMERICAN BEACON LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGH THE PERIOD)

                                                                                 Institutional Class
                                                     -------------------------------------------------------------------------
                                                      Six Months                       Year Ended October 31,
                                                      Ended April     --------------------------------------------------------
                                                       30, 2009          2008          2007        2006       2005       2004
                                                     ------------     ----------    ----------   --------   --------   -------
                                                      (unaudited)
Net asset value, beginning of period .............   $    15.01       $    26.03    $    23.77   $  21.00   $  18.23   $ 15.62
                                                     ----------       ----------    ----------   --------   --------   -------
Income from investment operations:
   Net investment income(A,B) ....................         0.20             0.51          0.40       0.31       0.28      0.26
   Net gains (losses) on securities (both realized
      and unrealized) ............................        (1.48)          (10.41)         2.78       3.48       2.74      2.62
                                                     ----------       ----------    ----------   --------   --------   -------
Total income (loss) from investment operations ...        (1.28)           (9.90)         3.18       3.79       3.02      2.88
                                                     ----------       ----------    ----------   --------   --------   -------
Less distributions:
   Dividends from net investment income ..........        (0.44)           (0.41)        (0.31)     (0.26)     (0.25)    (0.27)
   Distributions from net realized gains on
      securities .................................           --            (0.71)        (0.61)     (0.76)        --        --
                                                     ----------       ----------    ----------   --------   --------   -------
Total distributions ..............................        (0.44)           (1.12)        (0.92)     (1.02)     (0.25)    (0.27)
                                                     ----------       ----------    ----------   --------   --------   -------
Net asset value, end of period ...................   $    13.29       $    15.01    $    26.03   $  23.77   $  21.00   $ 18.23
                                                     ==========       ==========    ==========   ========   ========   =======
Total return .....................................        (8.46)%(C)      (39.59)%       13.76%     18.69%     16.64%    18.59%
                                                     ==========       ==========    ==========   ========   ========   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $1,764,808       $2,038,539    $2,493,451   $958,830   $201,111   $48,451
   Ratios to average net assets (annualized):
      Expenses, net of waivers ...................         0.60%            0.58%         0.59%      0.60%      0.60%     0.66%
      Expenses, before waivers ...................         0.60%            0.58%         0.59%      0.60%      0.60%     0.66%
      Net investment income, net of waivers ......         2.93%            2.19%         1.82%      1.86%      1.58%     1.49%
      Net investment income (loss), before
         waivers .................................         2.93%            2.19%         1.82%      1.86%      1.58%     1.49%
   Portfolio turnover rate .......................           14%(C)           28%           20%        26%        25%       29%

(A) Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund's net investment income per share before class expenses.

(B) For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

(C)  Not annualized.

AMERICAN BEACON LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                    Investor Class
                                                     ----------------------------------------------------------------------------
                                                      Six Months                         Year Ended October 31,
                                                     Ended April      -----------------------------------------------------------
                                                       30, 2009          2008          2007         2006         2005       2004
                                                     -----------      ----------    ----------   ----------   ---------   -------
                                                     (unaudited)
Net asset value, beginning of period .............   $    14.29       $    24.83    $    22.74   $    20.16   $  17.54    $ 15.05
                                                     ----------       ----------    ----------   ----------   --------    -------
Income from investment operations:
   Net investment income(A, B) ...................         0.17             0.41          0.35         0.28       0.27       0.23
   Net gains (losses) on securities (both
      realized and unrealized) ...................        (1.40)           (9.88)         2.63         3.31       2.58       2.49
                                                     ----------       ----------    ----------   ----------   --------    -------
Total income (loss) from investment operations ...        (1.23)           (9.47)         2.98         3.59       2.85       2.72
                                                     ----------       ----------    ----------   ----------   --------    -------
Less distributions:
   Dividends from net investment income ..........        (0.40)           (0.36)        (0.28)       (0.25)     (0.23)     (0.23)
   Distributions from net realized gains on
      securities .................................           --            (0.71)        (0.61)       (0.76)        --         --
                                                     ----------       ----------    ----------   ----------   --------    -------
Total distributions ..............................        (0.40)           (1.07)        (0.89)       (1.01)     (0.23)     (0.23)
                                                     ----------       ----------    ----------   ----------   --------    -------
Net asset value, end of period ...................   $    12.66       $    14.29    $    24.83   $    22.74   $  20.16    $ 17.54
                                                     ==========       ==========    ==========   ==========   ========    =======
Total return .....................................        (8.59)%(C)      (39.72)%       13.46%       18.44%     16.33%     18.26%
                                                     ==========       ==========    ==========   ==========   ========    =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $3,080,661       $3,594,565    $5,198,835   $2,586,410   $526,357    $51,489
   Ratios to average net assets (annualized):
      Expenses, net of waivers ...................         0.86%            0.83%         0.83%        0.85%      0.86%      0.94%
      Expenses, before waivers ...................         0.86%            0.83%         0.83%        0.85%      0.86%      0.94%
      Net investment income, net of waivers ......         2.67%            1.94%         1.59%        1.61%      1.30%      1.21%
      Net investment income (loss), before
         waivers .................................         2.67%            1.94%         1.59%        1.61%      1.30%      1.21%
   Portfolio turnover rate .......................           14%(C)           28%           20%          26%        25%        29%

(A) Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund's net investment income per share before class expenses.

(B) For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

(C)  Not annualized.

AMERICAN BEACON LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGH THE PERIOD)

                                                                         Advisor Class
                                                     -----------------------------------------------------
                                                         Six
                                                        Months                                       May
                                                        Ended        Year Ended October 31,        31 to
                                                      April 30,    ----------------------------    October
                                                         2009        2008       2007      2006    31, 2005
                                                     -----------   -------    -------   -------   --------
                                                     (unaudited)
Net asset value, beginning of period .............   $ 14.19       $ 24.70    $ 22.64   $ 20.13   $ 19.33
                                                     -------       -------    -------   -------   -------
Income from investment operations:
   Net investment income(A,B) ....................      0.15          0.32       0.28      0.26      0.01
   Net gains (losses) on securities (both realized
      and unrealized) ............................     (1.39)        (9.79)      2.62      3.27      0.79
                                                     -------       -------    -------   -------   -------
Total income (loss) from investment operations ...     (1.24)        (9.47)      2.90      3.53      0.80
                                                     -------       -------    -------   -------   -------
Less distributions:
   Dividends from net investment income ..........     (0.38)        (0.33)     (0.23)    (0.26)       --
   Distributions from net realized gains on
      securities .................................        --         (0.71)     (0.61)    (0.76)       --
                                                     -------       -------    -------   -------   -------
Total distributions ..............................     (0.38)        (1.04)     (0.84)    (1.02)       --
                                                     -------       -------    -------   -------   -------
Net asset value, end of period ...................   $ 12.57       $ 14.19    $ 24.70   $ 22.64   $ 20.13
                                                     =======       =======    =======   =======   =======
Total return .....................................     (8.68)%(C)   (39.87)%    13.16%    18.18%     4.14%
                                                     =======       =======    =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $92,208       $99,416    $99,854   $39,077   $11,604
   Ratios to average net assets (annualized):
      Expenses, net of waivers ...................      1.10%         1.08%      1.08%     1.09%     1.14%(D)
      Expenses, before waivers ...................      1.10%         1.08%      1.08%     1.09%     1.77%(D)
      Net investment income, net of waivers ......      2.42%         1.69%      1.32%     1.39%     1.72%(D)
      Net investment income (loss), before
         waivers .................................      2.42%         1.69%      1.32%     1.39%     1.09%(D)
   Portfolio turnover rate .......................        14%(C)        28%        20%       26%       25%(E)

(A) Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund's net investment income per share before class expenses.

(B) For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

(C)  Not annualized.

(D)  Annualized.

(E) Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.

AMERICAN BEACON LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                   AMR Class
                                                     ---------------------------------------------------------------------
                                                         Six
                                                       Months
                                                        Ended                       Year Ended October 31,
                                                      April 30,     ------------------------------------------------------
                                                         2009         2008       2007        2006         2005      2004
                                                     -----------    --------   --------   ----------   --------   --------
                                                     (unaudited)
Net asset value, beginning of period .............   $  14.88       $  25.80   $  23.55   $    20.78   $  18.02   $  15.44
                                                     --------       --------   --------   ----------   --------   --------
Income from investment operations:
   Net investment income(A, B) ...................       0.20           0.51       0.45         0.35       0.31       0.30
   Net gains (losses) on securities (both realized
      and unrealized) ............................      (1.45)        (10.26)      2.76         3.47       2.73       2.58
                                                     --------       --------   --------   ----------   --------   --------
Total income (loss) from investment operations ...      (1.25)         (9.75)      3.21         3.82       3.04       2.88
                                                     --------       --------   --------   ----------   --------   --------
Less distributions:
   Dividends from net investment income ..........      (0.49)         (0.46)     (0.35)       (0.29)     (0.28)     (0.30)
   Distributions from net realized gains on
      securities .................................         --          (0.71)     (0.61)       (0.76)        --         --
                                                     --------       --------   --------   ----------   --------   --------
Total distributions ..............................      (0.49)         (1.17)     (0.96)       (1.05)     (0.28)     (0.30)
                                                     --------       --------   --------   ----------   --------   --------
Net asset value, end of period ...................   $  13.14       $  14.88   $  25.80   $    23.55   $  20.78   $  18.02
                                                     ========       ========   ========   ==========   ========   ========
Total return .....................................      (8.34)%(C)    (39.43)%    14.03%       19.08%     16.95%     18.89%
                                                     ========       ========   ========   ==========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $428,267       $497,127   $972,260   $1,024,899   $848,219   $696,206
   Ratios to average net assets (annualized):
      Expenses, net of waivers ...................       0.35%          0.32%      0.32%        0.34%      0.35%      0.39%
      Expenses, before waivers ...................       0.35%          0.32%      0.32%        0.34%      0.35%      0.39%
      Net investment income, net of waivers ......       3.18%          2.44%      2.13%        2.18%      1.87%      1.79%
      Net investment income (loss), before
         waivers .................................       3.18%          2.44%      2.13%        2.18%      1.87%      1.79%
   Portfolio turnover rate .......................         14%(C)         28%        20%          26%        25%        29%

(A) Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund's net investment income per share before class expenses.

(B) For purposes of this calculation, through October 31, 2007, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding.

(C)  Not annualized.

                       This page intentionally left blank.

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                                    (GRAPHIC)
                                   BY E-MAIL:
                       american_beacon.funds@ambeacon.com

                                    (GRAPHIC)
                                  BY TELEPHONE:
                               Institutional Class
                               Call (800) 658-5811
                                   AMR Class(SM)
                               Call (800) 345-2345
                       Investor Class(R) and Advisor Class
                               Call (800) 388-3344

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

                                    (GRAPHIC)
                                ON THE INTERNET:
                Visit our website at www.americanbeaconfunds.com

                                    (GRAPHIC)
                                    BY MAIL:
                              American Beacon Funds
                                 P.O. Box 219643
                           Kansas City, MO 64121-9643

                 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund's Statement of Additional Information, is available free of charge on the Fund's website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund's Forms N-PX are available on the SEC's website at www.sec.gov. The Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN              TRANSFER AGENT         INDEPENDENT REGISTERED  DISTRIBUTOR
STATE STREET BANK AND  BOSTON FINANCIAL DATA  PUBLIC ACCOUNTING FIRM  FORESIDE FUND SERVICES
TRUST                  SERVICES               ERNST & YOUNG LLP       Portland, Maine
Boston, Massachusetts  Kansas City, Missouri  Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds and the American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

                                                                        SAR 4/09
                                                                        00068039

                     GUIDANCE   |   VISION   |   EXPERIENCE

                        (AMERICAN BEACON FUNDS(SM) LOGO)

SEMI - ANNUAL REPORT

                                   (GRAPHIC)

APRIL 30, 2009

SMALL CAP VALUE FUND

About American Beacon Advisors

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon ..................................            1
Market and Performance Overview ...............................            2
Schedule of Investments .......................................            6
Additional Information ........................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

American Beacon Funds                                             April 30, 2009

(PHOTO OF GENE L. NEEDLES)

FELLOW SHAREHOLDERS,

     Please allow me to introduce myself. I am Gene Needles, Jr., the new Executive Vice President for the American Beacon Funds. I have over 27 years of financial services experience with some of the country's largest fund complexes, and I will be primarily responsible for daily operations as well as distribution of the American Beacon Funds. I am very excited to be a part of American Beacon and look forward to building a lasting relationship with all of our shareholders.

     Enclosed is the American Beacon Funds Semi-Annual Report for the six months ended April 30, 2009 for the American Beacon Small Cap Value Fund.

     During the six-month period covered by this report, the capital markets experienced widespread volatility brought on by concern over the world-wide credit crisis. The American Beacon Small Cap Value Fund - Institutional Class reported a six-month return of -3.27% for the period ended April 30, 2009, while the S&P 500 and Dow Jones Industrial Average Indices reported returns of -8.53 and -10.79%, respectively, for this period.

     In the past, long-term investors have been rewarded for their patience. We continue to believe the Fund's fundamental investment strategy and lower than average expense ratio will continue to serve the Fund well over time.

     Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                                   Sincerely,


                                                   /s/ Gene L. Needles, Jr.

                                                   Gene L. Needles, Jr.
                                                   Executive Vice President
                                                   American Beacon Funds

DOMESTIC EQUITY MARKET OVERVIEW
APRIL 30, 2009 (UNAUDITED)

     A tale of two markets might be the most accurate description of the six-month period ended April 30, 2009. The equity markets were down overall for the six months, as represented by a decline of 8.5% for the S&P 500, but for the first four months, the S&P 500 fell a breath-taking 23.2%. Through February, bleak economic performance around the world set the background for equity market declines. In addition to the well publicized economic distress in the U.S., the period featured news of staggering declines in Japanese manufacturing and sharp declines in Asian and Eastern European exports. The U.K. and Western Europe continued to be weak, with the Bank of England purchasing U.K. government debt in an aggressive move to quantitative easing as its benchmark interest rate came close to zero. Latin America slowed down, with Mexico in a deep recession. China was the global exception with domestic demand appearing to hold up and loan creation remaining solid.

     Starting in March, equities staged a dramatic recovery in the face of continued poor economic data, providing support for the view that valuations ultimately drive stock prices. The U.S. government's announcement of details on initiatives to stabilize the banking and housing market appeared to spark the rally. Although some economic data points began to show a hint of economic stability (or at least a deceleration in the rate of decline) toward the end of April, it is still too early to call an improvement in the economy. However, it is apparent that because the market was trading at such deeply depressed, pessimistic levels, the mere hint of a recovery was enough to cause a significant rally. Thus for March and April, the S&P 500 was up 19.2%, unwinding a large part of the earlier months' declines.

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP VALUE FUND(SM)
APRIL 30, 2009  (UNAUDITED)

     The Institutional Class of the Small Cap Value Fund returned -3.27% for the six months ended April 30, 2009, outperforming the Russell 2000(R) Value Index ("Index") return of -12.61% and the Lipper Small-Cap Value Funds Index return of -5.16% for the same period.

                                   ANNUALIZED TOTAL RETURNS
                                    PERIODS ENDED 4/30/09
                           ---------------------------------------
                           6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                           ---------   ------   -------   --------
Institutional Class
   (1, 4)...............     -3.27%    -31.10%  -1.47%      7.21%
Investor Class(1, 4)....     -3.34%    -31.24%  -1.71%      6.94%
Advisor Class(1, 2, 4)..     -3.50%    -31.43%  -1.97%      6.76%
AMR Class(1, 4).........     -3.09%    -30.89%  -1.20%      7.50%
Lipper Small-Cap
   Value Funds
   Index(3).............     -5.16%    -29.97%  -0.79%      6.14%
Russell 2000 Value
   Index (3)............    -12.61%    -31.37%  -1.42%      5.51%

*    Not annualized

(1.) The Investor and Advisor Classes were formerly known as the PlanAhead and Service Classes, respectively. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/99 up to 5/1/03 and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/99. A portion of the fees charged to the Advisor Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

(3.) Russell 2000(R) Value Index is a registered trademark of Frank Russell
     Company. The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

(4.) The total annual Fund operating expense ratio set forth in the most recent
     Fund prospectus for the Institutional, Investor, Advisor and AMR Class shares was 0.82%, 1.19%, 1.32% and 0.57%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund outperformed the Index due to excess performance through both stock selection and sector allocation.

     Holdings in the Industrials, Consumer Discretionary, Energy, Health Care, and Financials sectors added value relative to the Index. Top contributors in the Industrials sector included Regal Beloit (up 26.0%) and Crane (up 45.0%). Ameristar Casinos (up 122.8%), Rent-A-Center (up 31.8%), and Gentex (up 42.5%) were a major source of excess performance in the Consumer Discretionary sector. Companies with the greatest positive impact in the Energy sector included Tidewater (up 0.6%), World Fuel Services (up 78.5%), and EXCO Resources (up 28.2%). Advanced Medical Optics (up 256.2%) and Amerigroup (up 19.5%) contributed most to the Fund's Health Care sector returns. Odyssey Re Holdings (up 18.0% for the period the Fund owned the security), PHH (up 108.2%), and Fidelity National Title (up 105.3%) added the most value in the Financials sector.

     The Fund's significant underweighting in Financials, the second worst performing sector in the Index, added value relative to the Index. Overweightings in Information Technology and Consumer Discretionary, the two best performing sectors in the Index, also added value. This positive impact was somewhat offset by an overweighting in Energy, the worst performing sector in the Index, which detracted value.

     The sub-advisors continue to focus on uncovering investment opportunities through stock selection that should benefit the Fund's performance over the longer-term.

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP VALUE FUND(SM)
APRIL 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                                  % OF
                                               NET ASSETS
                                               ----------
Hanover Insurance Group, Inc. ..............       0.9%
Tidewater, Inc. ............................       0.9%
Ingram Micro, Inc. .........................       0.9%
MAXIMUS, Inc. ..............................       0.8%
Regal-Beloit Corp. .........................       0.8%
Portland General Electric Co. ..............       0.8%
Aspen Insurance Holdings Ltd. ..............       0.8%
Gentex Corp. ...............................       0.8%
Vishay Intertechnology, Inc. ...............       0.8%
Men's Wearhouse, Inc. ......................       0.7%

SECTOR ALLOCATION

                                                  % OF
                                                EQUITIES
                                               ----------
Industrials.................................      21.9%
Financials..................................      21.3%
Information Technology......................      17.4%
Consumer Discretionary......................      16.0%
Health Care.................................       7.0%
Utilities...................................       5.6%
Energy......................................       4.1%
Materials...................................       3.9%
Consumer Staples............................       2.5%
Telecommunication Services..................       0.3%

Investing in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

FUND EXPENSES
AMERICAN BEACON SMALL CAP VALUE FUND(SM)
APRIL 30, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2008 through April 30, 2009.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                       Beginning     Ending
                        Account     Account     Expenses Paid
                         Value       Value      During Period*
                        11/1/08     4/30/09    11/1/08-4/30/09
                      ----------   ---------   ---------------
INSTITUTIONAL CLASS
Actual                $1,000.00    $  967.32        $4.00
Hypothetical          $1,000.00    $1,020.73        $4.11
   (5% return before expenses)
INVESTOR CLASS
Actual                $1,000.00    $  966.63        $5.27
Hypothetical          $1,000.00    $1,019.44        $5.41
   (5% return before expenses)
ADVISOR CLASS
Actual                $1,000.00    $  964.97        $6.48
Hypothetical          $1,000.00    $1,018.20        $6.66
   (5% return before expenses)
AMR CLASS
Actual                $1,000.00    $  969.06        $2.78
Hypothetical          $1,000.00    $1,021.97        $2.86
   (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.82%, 1.08%, 1.33% and 0.57% for the Institutional, Investor, Advisor and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 94.31%
COMMUNICATIONS - 0.26%
   MEDIA - 0.26%
      AH Belo Corp. + ..............................         82,530   $      157
      Courier Corp. ................................         84,799        1,330
      Meredith Corp. + .............................        109,190        2,738
      Westwood One, Inc. ## ........................      1,588,500          111
                                                                      ----------
   TOTAL COMMUNICATIONS ............................                       4,336
                                                                      ----------
CONSUMER DISCRETIONARY - 15.12%
   AUTO COMPONENTS - 1.24%
      American Axle & Manufacturing Holdings,
         Inc. + ....................................      1,015,600        1,016
      ATC Technology Corp. ## ......................         21,600          343
      Autoliv, Inc. ................................         30,930          763
      BorgWarner, Inc. + ...........................        126,463        3,661
      Gentex Corp. + ...............................      1,008,810       13,488
      Lear Corp. ## ................................        779,700          624
      Superior Industries International, Inc. + ....         58,500          882
                                                                      ----------
                                                                          20,777
                                                                      ----------
   DISTRIBUTORS - 0.19%
      WESCO International, Inc. ## .................        122,300        3,180
                                                                      ----------
   HOTELS, RESTAURANTS & LEISURE - 2.21%
      Ameristar Casinos, Inc. ......................        559,500       11,481
      CKE Restaurants, Inc. ## .....................        241,200        2,308
      Cracker Barrel Old Country Store, Inc. + .....         82,811        2,701
      Domino's Pizza, Inc. ## ......................         68,300          645
      Jack in the Box, Inc. ## .....................        206,400        5,075
      JAKKS Pacific, Inc. ## .......................        183,900        2,326
      Lakes Entertainment, Inc. ## .................         28,100           88
      Panera Bread Co. ## + ........................         70,060        3,924
      PF Chang's China Bistro, Inc. ## + ...........         90,160        2,721
      Pinnacle Entertainment, Inc. ## + ............        248,000        3,095
      Speedway Motorsports, Inc. + .................        183,500        2,753
                                                                      ----------
                                                                          37,117
                                                                      ----------
   HOUSEHOLD DURABLES - 1.62%
      Black & Decker Corp. .........................         32,900        1,326
      Cavco Industries, Inc. ## + ..................         58,820        1,379
      Ethan Allen Interiors, Inc. + ................        242,990        3,268
      Knoll, Inc. ..................................        314,800        2,229
      Lancaster Colony Corp. .......................         36,287        1,589
      M.D.C. Holdings, Inc. ........................        123,190        4,211
      Russ Berrie & Co., Inc. ## ...................         35,800           68
      Ryland Group, Inc. + .........................        203,590        4,216
      Stanley Works ................................         72,600        2,761

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Tempur-Pedic International, Inc. .............         71,532   $      920
      Whirlpool Corp. + ............................        115,100        5,198
                                                                      ----------
                                                                          27,165
                                                                      ----------
   INTERNET & CATALOG RETAIL - 0.32%
      NutriSystem, Inc. + ..........................        184,300        2,532
      School Specialty, Inc. ## + ..................         38,400          721
      Systemax, Inc. ## + ..........................        125,400        2,114
                                                                      ----------
                                                                           5,367
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS - 0.63%
      Brunswick Corp. + ............................        516,000        3,086
      Callaway Golf Co. ............................        244,500        1,846
      Polaris Industries, Inc. + ...................         41,600        1,391
      Scholastic Corp. + ...........................        143,800        2,837
      Thor Industries, Inc. ........................         58,460        1,344
                                                                      ----------
                                                                          10,504
                                                                      ----------
   MULTILINE RETAIL - 0.70%
      Big Lots, Inc. ## ............................        237,850        6,574
      BJ's Wholesale Club, Inc. ## .................        144,330        4,812
      Dillards, Inc. ## ............................         51,600          398
                                                                      ----------
                                                                          11,784
                                                                      ----------
   SPECIALTY RETAIL - 6.69%
      Aaron Rents, Inc. + ..........................        183,500        6,158
      Bebe Stores, Inc. + ..........................        241,890        2,225
      Cabela's, Inc. ## + ..........................        786,300       10,073
      Chico's FAS, Inc. ## + .......................        271,770        2,076
      Childrens Place Retail Stores, Inc. ## + .....        109,400        3,111
      Dick's Sporting Goods, Inc. ## + .............        183,961        3,495
      Family Dollar Stores, Inc. ...................        168,000        5,576
      Finish Line, Inc., Class A Shares ............          4,355           37
      Foot Locker, Inc. ............................        794,300        9,444
      Group 1 Automotive, Inc. + ...................        183,150        3,901
      Gymboree Corp. ## + ..........................        289,280        9,951
      Interline Brands, Inc. ## ....................         16,200          210
      J Crew Group, Inc. ## + ......................        192,970        3,321
      Jos. A. Bank Clothiers, Inc. ## + ............         62,660        2,534
      Limited Brands, Inc. .........................        325,700        3,720
      Lululemon Athletica, Inc. ## .................        129,924        1,812
      MarineMax, Inc. ## ...........................        303,400        1,381
      Men's Wearhouse, Inc. + ......................        667,400       12,440
      OfficeMax, Inc. ..............................        600,873        4,477
      Penske Auto Group, Inc. + ....................        132,700        1,758
      Pep Boys, Inc. + .............................          9,700           72
      RadioShack Corp. .............................        671,800        9,459
      Rent-A-Center, Inc. ## .......................        296,450        5,707
      Stage Stores, Inc. ...........................        129,320        1,584
      Tractor Supply Co. ## + ......................         84,410        3,409

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Williams-Sonoma, Inc. + ......................        301,894   $    4,227
                                                                      ----------
                                                                         112,158
                                                                      ----------
   TEXTILES & APPAREL - 1.52%
      Columbia Sportswear Co. + ....................         29,756          914
      Jones Apparel Group, Inc. ....................        317,900        2,937
      K-Swiss, Inc. ................................         82,639          830
      Phillips-Van Heusen Corp. ....................        140,700        4,085
      Quiksilver, Inc. ## ..........................      1,948,600        3,215
      Skechers U.S.A., Inc. ## + ...................        410,380        4,802
      Timberland Co. ## ............................        182,160        2,958
      Volcom, Inc. ## + ............................         59,700          805
      Warnaco Group, Inc. ## .......................        171,300        4,940
                                                                      ----------
                                                                          25,486
                                                                      ----------
   TOTAL CONSUMER DISCRETIONARY ....................                     253,538
                                                                      ----------
CONSUMER STAPLES - 2.34%
   FOOD & DRUG RETAILING - 1.39%
      Casey's General Stores, Inc. .................        166,183        4,422
      Great Atlantic & Pacific Tea Co. ## ..........          5,300           39
      Ingles Markets, Inc. .........................         87,900        1,372
      Ruddick Corp. ................................        136,050        3,491
      Spartan Stores, Inc. + .......................        266,550        4,337
      Whole Foods Market, Inc. + ...................        257,899        5,346
      Winn-Dixie Stores, Inc. ## + .................        373,500        4,281
                                                                      ----------
                                                                          23,288
                                                                      ----------
   FOOD PRODUCTS - 0.70%
      Cal-Maine Foods, Inc. + ......................        142,800        3,780
      Corn Products International, Inc. ............         28,000          669
      Del Monte Foods Co. ..........................        173,200        1,308
      Hain Celestial Group, Inc. ## + ..............        115,450        1,927
      Herbalife Ltd. ...............................         43,400          860
      Lance, Inc. + ................................         41,037          950
      Ralcorp Holdings, Inc. ## ....................         40,810        2,333
                                                                      ----------
                                                                          11,827
                                                                      ----------
   TOBACCO - 0.25%
      Alliance One International, Inc. ## ..........        198,500          744
      Universal Corp. ..............................        112,700        3,399
                                                                      ----------
                                                                           4,143
                                                                      ----------
   TOTAL CONSUMER STAPLES ..........................                      39,258
                                                                      ----------
ENERGY - 3.90%
   ENERGY EQUIPMENT & SERVICES - 2.55%
      CARBO Ceramics, Inc. + .......................         53,620        1,647
      Dril-Quip, Inc. ## ...........................        114,720        3,944
      Gulfmark Offshore, Inc. ## ...................         86,400        2,322
      Helmerich & Payne, Inc. + ....................         35,900        1,106

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Lufkin Industries, Inc. ......................         26,730   $      933
      NATCO Group, Inc. ## .........................         92,890        2,235
      Oil States International, Inc. ## ............        235,800        4,457
      Patterson-UTI Energy, Inc. ...................        127,750        1,624
      SEACOR Holdings, Inc. ## + ...................         63,900        4,199
      Tidewater, Inc. + ............................        355,850       15,391
      Unit Corp. ## + ..............................        182,485        4,980
                                                                      ----------
                                                                          42,838
                                                                      ----------
   OIL & GAS - 1.35%
      Arena Resources, Inc. ## + ...................        172,890        4,957
      Comstock Resources, Inc. ## ..................         56,110        1,934
      Encore Acquisition Co. ## ....................        109,900        3,208
      EXCO Resources, Inc. ## ......................        505,900        5,959
      Frontier Oil Corp. ...........................        138,180        1,756
      Goodrich Petroleum Corp. ## + ................         47,210        1,083
      Holly Corp. + ................................        174,450        3,656
                                                                      ----------
                                                                          22,553
                                                                      ----------
   TOTAL ENERGY ....................................                      65,391
                                                                      ----------
FINANCIALS - 20.07%
   BANKS - 5.05%
      Associated Banc-Corp + .......................         79,600        1,231
      BancorpSouth, Inc. + .........................        156,570        3,640
      Cathay General Bancorp + .....................        111,700        1,253
      City National Corp. + ........................        235,053        8,603
      East West Bancorp, Inc. ......................        310,800        2,123
      F.N.B. Corp. + ...............................        159,192        1,197
      Fifth Third Bancorp ..........................        343,400        1,408
      First Horizon National Corp. + ...............        727,431        8,373
      First Midwest Bancorp, Inc. + ................         67,800          601
      First Niagara Financial Group, Inc. + ........        128,700        1,743
      FirstMerit Corp. .............................        267,020        5,183
      Fulton Financial Corp. + .....................        280,583        1,855
      Hancock Holding Co. + ........................         69,750        2,641
      Home Federal Bancorp Inc. + ..................        171,000        1,725
      International Bancshares Corp. ...............          2,800           38
      Intervest Bancshares Corp. + .................         58,400          229
      MB Financial, Inc. + .........................         71,400          973
      National Penn Bancshares, Inc. + .............        268,025        2,168
      NewAlliance Bancshares, Inc. + ...............        633,298        8,176
      Old National Bancorp + .......................        120,887        1,648
      Pacific Capital Bancorp NA + .................        157,505        1,093
      Provident Financial Services, Inc. ...........        312,900        3,339
      Southwest Bancorp, Inc. ......................        117,510          805
      Susquehanna Bancshares, Inc. + ...............        271,800        2,191
      Synovus Financial Corp. + ....................        301,240          973

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Trustmark Corp. + ............................         79,020   $    1,718
      UCBH Holdings, Inc. + ........................        142,100          182
      Umpqua Holdings Corp. + ......................        308,300        2,956
      United Community Banks, Inc. + ...............         85,023          548
      Washington Federal, Inc. + ...................        322,314        4,184
      Washington Trust Bancorp, Inc. ...............         28,880          527
      Webster Financial Corp. + ....................        758,500        3,967
      WesBanco, Inc. + .............................         33,400          664
      Whitney Holding Corp. + ......................        518,905        6,206
      Wintrust Financial Corp. + ...................         27,800          473
                                                                      ----------
                                                                          84,634
                                                                      ----------
   DIVERSIFIED FINANCIALS - 3.77%
      AmeriCredit Corp. ## .........................         31,100          316
      Cash America International, Inc. .............         90,838        2,031
      Credit Acceptance Corp. ## + .................        160,000        3,678
      Ezcorp, Inc. ## ..............................        357,050        4,424
      Financial Federal Corp. + ....................        166,910        4,108
      First Cash Financial Services, Inc. ## + .....        200,300        3,293
      Investment Technology Group, Inc. ## .........        421,185        9,595
      Jefferies Group, Inc. + ......................        253,460        4,960
      Knight Capital Group, Inc. ## ................        191,450        2,965
      Lazard Ltd. ..................................        158,112        4,316
      Legg Mason, Inc. + ...........................        298,900        5,999
      MF Global Ltd. ## ............................         67,000          409
      Nelnet, Inc. .................................        184,700        1,114
      Piper Jaffray Co. ## .........................        263,533        9,137
      Raymond James Financial, Inc. + ..............         48,120          755
      World Acceptance Corp. ## + ..................        205,800        6,108
                                                                      ----------
                                                                          63,208
                                                                      ----------
   INSURANCE - 9.10%
      Allied World Assurance Co. Holdings Ltd. .....         83,700        3,109
      American Equity Investment Life Holding
         Co. + .....................................        209,900        1,182
      American Financial Group, Inc. ...............        351,000        6,170
      American National Insurance Co. ..............         23,800        1,615
      AmTrust Financial Services, Inc. + ...........        240,100        2,192
      Argo Group International Holdings Ltd. ## ....        210,657        5,896
      Aspen Insurance Holdings Ltd. ................        573,680       13,527
      CNA Surety Corp. ## ..........................        239,200        4,605
      Conseco, Inc. ## .............................        480,000          768
      Delphi Financial Group, Inc. .................        336,800        5,816
      Employers Holdings, Inc. .....................        537,400        4,482
      Endurance Specialty Holdings Ltd. + ..........        125,600        3,286
      Fidelity National Financial, Inc. ............        139,633        2,531
      First American Corp. .........................        149,320        4,193
      Flagstone Reinsurance Holdings Ltd. ..........        225,500        2,088
      Hanover Insurance Group, Inc. ................        515,970       15,469

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      HCC Insurance Holdings, Inc. .................        230,170   $    5,506
      Horace Mann Educators Corp. ..................         56,800          499
      Infinity Property and Casualty Corp. .........         50,698        1,787
      IPC Holdings Ltd. ............................        115,600        3,010
      Max Capital Group Ltd. .......................         81,800        1,354
      Montpelier Re Holdings Ltd. + ................         65,108          811
      National Western Life Insurance Co. ..........          2,100          239
      Navigators Group, Inc. ## ....................        137,600        6,244
      Old Republic International Corp. .............        261,400        2,449
      OneBeacon Insurance Group Ltd. ...............         19,500          227
      Platinum Underwriters Holdings Ltd. ..........         95,900        2,759
      PMA Capital Corp. ## .........................        231,200          867
      Presidential Life Corp. ......................        108,700        1,162
      ProAssurance Corp. ## ........................         70,440        3,095
      Reinsurance Group of America, Inc. ...........        265,900        8,453
      Safety Insurance Group, Inc. .................         59,700        1,973
      Selective Insurance Group, Inc. ..............         22,900          338
      StanCorp Financial Group, Inc. ...............        342,250        9,388
      Stewart Information Services Corp. + .........        276,600        6,254
      Torchmark Corp. + ............................        185,700        5,447
      Tower Group, Inc. ............................         21,400          582
      United America Indemnity Ltd. ## .............      1,161,065        5,887
      United Fire & Casualty, Co. ..................         75,500        1,410
      Unitrin, Inc. ................................         51,400          874
      Universal American Corp. ## ..................        415,100        4,288
      Zenith National Insurance Corp. ..............         33,400          761
                                                                      ----------
                                                                         152,593
                                                                      ----------
   REAL ESTATE - 2.15%
      Acadia Realty Trust ..........................         87,703        1,272
      Alexandria Real Estate Equities, Inc. + ......         47,590        1,736
      BioMed Realty Trust, Inc. ....................        332,560        3,794
      CAPLEASE, Inc. + .............................        943,100        2,801
      Cohen & Steers, Inc. + .......................        184,718        2,719
      DiamondRock Hospitality Co. + ................        562,640        3,652
      Douglas Emmett, Inc. + .......................        217,280        2,079
      EastGroup Properties, Inc. ...................         59,620        2,004
      Entertainment Properties Trust + .............         64,050        1,480
      Essex Property Trust, Inc. ...................         12,160          778
      Hilltop Holdings, Inc. ## + ..................         50,300          570
      LaSalle Hotel Properties + ...................        293,380        3,509
      MI Developments, Inc. ........................        425,100        3,048
      Mission West Properties, Inc. ................        131,830          898
      Redwood Trust, Inc. ..........................        149,595        2,434
      Urstadt Biddle Properties, Inc. ..............         32,120          493
      U-Store-It Trust .............................        567,000        1,945

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      WP Carey & Co. LLC + .........................         39,650   $      843
                                                                      ----------
                                                                          36,055
                                                                      ----------
   TOTAL FINANCIALS ................................                     336,490
                                                                      ----------
HEALTH CARE - 6.59%
   BIOTECHNOLOGY - 0.05%
      Viropharma, Inc. ## + ........................        149,000          839
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.42%
      IMS Health, Inc. .............................        196,000        2,462
      Kensey Nash Corp. ## .........................        105,450        2,208
      Kinetic Concepts, Inc. ## + ..................         93,100        2,305
                                                                      ----------
                                                                           6,975
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES - 4.11%
      Air Methods Corp. ## + .......................        131,820        3,500
      AMERIGROUP Corp. ## + ........................        246,550        7,364
      Amsurg Corp. ## ..............................         94,180        1,935
      Health Net, Inc. ## ..........................         19,200          277
      Healthspring, Inc. ## ........................        688,160        6,352
      IPC The Hospitalist Co., Inc. ## .............         53,143          974
      Kindred Healthcare, Inc. ## ..................         95,000        1,237
      LifePoint Hospitals, Inc. ## + ...............        432,240       11,173
      Lincare Holdings, Inc. ## + ..................        331,000        7,987
      Magellan Health Services, Inc. ## ............        112,480        3,325
      MAXIMUS, Inc. ................................        350,425       14,133
      Mednax, Inc. ## ..............................         54,880        1,970
      Molina Healthcare, Inc. ## + .................         39,300          851
      Odyssey HealthCare, Inc. ## ..................        192,860        1,998
      RehabCare Group, Inc. ## .....................         75,970        1,269
      Res-Care, Inc. ## ............................        281,350        4,507
                                                                      ----------
                                                                          68,852
                                                                      ----------
   PHARMACEUTICALS - 2.01%
      Endo Pharmaceuticals Holdings, Inc. ## .......        189,450        3,134
      King Pharmaceuticals, Inc. ## ................      1,124,900        8,864
      Medicis Pharmaceutical Corp. .................        317,200        5,097
      NBTY, Inc. ## ................................        407,650       10,562
      Perrigo Co. + ................................        137,500        3,564
      Sepracor, Inc. ## ............................        179,655        2,553
                                                                      ----------
                                                                          33,774
                                                                      ----------
   TOTAL HEALTH CARE ...............................                     110,440
                                                                      ----------
INDUSTRIALS - 20.60%
   AEROSPACE & DEFENSE - 1.68%
      AAR Corp. ## + ...............................        130,800        1,971
      BE Aerospace, Inc. ## ........................        281,240        3,035
      Ceradyne, Inc. ## ............................        137,600        2,372

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Curtiss-Wright Corp. .........................        133,190   $    4,258
      Esterline Technologies Corp. ## ..............        122,650        3,232
      Moog, Inc. ## ................................        108,250        2,899
      Triumph Group, Inc. ..........................        212,000        8,762
      World Fuel Services Corp. + ..................         44,900        1,712
                                                                      ----------
                                                                          28,241
                                                                      ----------
   BUILDING PRODUCTS - 2.22%
      Apogee Enterprises, Inc. + ...................        314,900        4,220
      Armstrong World Industries, Inc. ## ..........        185,300        3,369
      Crane Co. ....................................        272,850        6,300
      Drew Industries, Inc. ## + ...................        217,990        3,113
      Griffon Corp. ## .............................        102,651          890
      Insituform Technologies, Inc. ## + ...........        400,100        6,133
      Lennox International, Inc. + .................        116,300        3,709
      Simpson Manufacturing Co., Inc. + ............        356,455        7,935
      Universal Forest Products, Inc. + ............         44,292        1,486
                                                                      ----------
                                                                          37,155
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES - 5.26%
      Administaff, Inc. ............................        212,800        5,673
      American Ecology Corp. .......................         95,790        1,582
      Bowne & Co., Inc. ............................         29,955          153
      Brink's Co. ..................................        116,390        3,300
      Brink's Home Security Holdings, Inc. ## ......        122,910        3,267
      Clean Harbors, Inc. ## .......................         51,048        2,558
      Convergys Corp. ## ...........................        218,200        2,206
      Con-way, Inc. ................................        336,000        8,326
      CSG Systems International, Inc. ## ...........        109,800        1,592
      Deluxe Corp. .................................        114,000        1,653
      Dollar Financial Corp. ## ....................         16,600          168
      Ennis, Inc. ..................................         94,700          852
      G&K Services, Inc. ...........................         37,820          944
      Heidrick & Struggles International, Inc. + ...        165,500        2,797
      Herman Miller, Inc. ..........................        210,700        3,133
      Hudson Highland Group, Inc. ## ...............        511,600          839
      Kelly Services, Inc. .........................        149,600        1,700
      Korn/Ferry International ## ..................        859,160        9,099
      Layne Christensen Co. ## .....................         69,400        1,503
      Manpower, Inc. ...............................         86,400        3,723
      McGrath Rentcorp .............................        110,088        2,327
      PHH Corp. ## + ...............................        374,400        6,282
      Pre-Paid Legal Services, Inc. ## + ...........         62,370        2,297
      Spherion Corp. ## ............................        785,100        2,819
      Team, Inc. ## ................................         80,520        1,157
      TrueBlue, Inc. ## ............................        162,300        1,576
      United Stationers, Inc. ## ...................        126,300        4,134
      Valassis Communications, Inc. ## .............      1,824,300        9,432

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           SHARES        VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Waste Connections, Inc. ## ...................        120,770   $    3,113
                                                                      ----------
                                                                          88,205
                                                                      ----------
   CONSTRUCTION & ENGINEERING - 1.38%
      EMCOR Group, Inc. ## .........................        462,500        9,615
      Granite Construction, Inc. + .................         98,510        3,886
      Perini Corp. ## + ............................        372,000        6,436
      Shaw Group, Inc. ## ..........................         97,437        3,267
                                                                      ----------
                                                                          23,204
                                                                      ----------
   DIVERSIFIED MANUFACTURING - 1.08%
      Acuity Brands, Inc. + ........................         99,194        2,851
      Andersons, Inc. + ............................         23,700          381
      Barnes Group, Inc. + .........................        317,200        4,491
      Kennametal, Inc. .............................        508,100       10,391
                                                                      ----------
                                                                          18,114
                                                                      ----------
   ELECTRICAL EQUIPMENT - 1.89%
      A.O. Smith Corp. .............................         72,300        2,248
      Airvana, Inc. ## + ...........................        157,790          898
      Anixter International, Inc. ## + .............        180,859        7,195
      Baldor Electric Co. + ........................         42,100          977
      Belden, Inc. .................................         40,900          659
      Encore Wire Corp. + ..........................         38,870          849
      Hubbell, Inc. ................................        157,300        5,222
      Regal-Beloit Corp. + .........................        336,600       13,676
                                                                      ----------
                                                                          31,724
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.77%
      Diebold, Inc. ................................        354,300        9,364
      PerkinElmer, Inc. ............................        246,900        3,597
                                                                      ----------
                                                                          12,961
                                                                      ----------
   INDUSTRIAL CONGLOMERATES - 0.43%
      Carlisle Cos., Inc. ..........................        313,350        7,129
                                                                      ----------
   MACHINERY - 4.41%
      AGCO Corp. ## ................................         63,630        1,546
      Applied Industrial Technologies, Inc. + ......        286,300        6,442
      Astec Industries, Inc. ## + ..................         81,970        2,526
      Brady Corp. ..................................        116,000        2,444
      CIRCOR International, Inc. ...................         27,700          713
      Flowserve Corp. ..............................        113,300        7,693
      Gardner Denver, Inc. ## ......................        242,800        6,463
      Harsco Corp. .................................        281,800        7,764
      Kaydon Corp. + ...............................         81,167        2,594
      Lincoln Electric Holdings, Inc. + ............         39,400        1,755
      Middleby Corp. ## ............................         16,800          735
      Miller Industries, Inc. ## ...................        231,100        1,849
      Mueller Industries, Inc. .....................        177,910        3,909
      NACCO Industries, Inc. .......................          6,390          244

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Oshkosh Corp. ................................        773,800   $    7,429
      RSC Holdings, Inc. ## + ......................        529,800        3,788
      Terex Corp. ## + .............................        416,300        5,745
      Timken Co. ...................................        473,350        7,611
      Watts Water Technologies, Inc. + .............        117,900        2,624
                                                                      ----------
                                                                          73,874
                                                                      ----------
   MARINE - 0.60%
      Cal Dive International, Inc. ## ..............        306,000        2,424
      Genco Shipping & Trading Ltd. + ..............        220,700        4,215
      Kirby Corp. ## ...............................        113,100        3,490
                                                                      ----------
                                                                          10,129
                                                                      ----------
   ROAD & RAIL - 0.88%
      Arkansas Best Corp. + ........................         36,000          831
      Bristow Group, Inc. ## + .....................         16,000          364
      GATX Corp. + .................................        193,400        5,823
      Heartland Express, Inc. + ....................        225,430        3,370
      Landstar System, Inc. ........................         80,410        2,864
      Marten Transport Ltd. ## .....................         70,070        1,453
                                                                      ----------
                                                                          14,705
                                                                      ----------
   TOTAL INDUSTRIALS ...............................                     345,441
                                                                      ----------
INFORMATION TECHNOLOGY - 16.43%
   COMMUNICATIONS EQUIPMENT - 1.51%
      Adaptec, Inc. ## .............................        158,500          453
      Arris Group, Inc. ## .........................        269,360        2,874
      Avocent Corp. ## + ...........................        211,650        3,056
      Black Box Corp. ..............................        120,300        3,293
      Ciena Corp. ## + .............................        272,840        3,260
      Comtech Telecommunications Corp. ## ..........         70,630        2,364
      F5 Networks, Inc. ## .........................        115,220        3,142
      Harmonic, Inc. ## ............................        231,880        1,700
      Sonus Networks, Inc. ## ......................        977,677        1,691
      Sycamore Networks, Inc. ## ...................      1,195,500        3,527
                                                                      ----------
                                                                          25,360
                                                                      ----------
   COMPUTERS & PERIPHERALS - 2.05%
      Cray, Inc. ## ................................        167,520          704
      Electronics for Imaging, Inc. ## .............        547,106        5,373
      Imation Corp. + ..............................        251,700        2,517
      Ingram Micro, Inc. ## ........................        996,700       14,472
      Lexmark International, Inc. ## ...............        337,500        6,622
      Mercury Computer Systems, Inc. ## ............        355,200        2,884
      Teradata Corp. ## ............................        103,800        1,735
                                                                      ----------
                                                                          34,307
                                                                      ----------
   ELECTRONIC COMPONENTS - 0.96%
      II-VI, Inc. ## ...............................         73,320        1,757
      Plexus Corp. ## ..............................        540,100       11,963

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Thomas & Betts Corp. ## ......................         79,100   $    2,462
                                                                      ----------
                                                                          16,182
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.12%
      Analogic Corp. ...............................         63,720        2,319
      Arrow Electronics, Inc. ## ...................        358,000        8,141
      AVX Corp. + ..................................        280,400        2,807
      Benchmark Electronics, Inc. ## ...............        599,150        7,268
      Coherent, Inc. ## ............................          9,700          184
      Jabil Circuit, Inc. ..........................        352,300        2,854
      Littelfuse, Inc. ## ..........................        421,200        6,904
      Methode Electronics, Inc. ....................        955,383        5,751
      MTS Systems Corp. ............................        117,000        2,472
      Multi-Fineline Electronix, Inc. ## ...........         31,300          628
      Vishay Intertechnology, Inc. ## ..............      2,211,710       12,983
                                                                      ----------
                                                                          52,311
                                                                      ----------
   INTERNET SOFTWARE & SERVICES - 1.06%
      DealerTrack Holdings, Inc. ## ................        199,599        3,030
      EarthLink, Inc. ## + .........................        491,100        3,723
      InterActiveCorp ## ...........................        457,600        7,331
      NIC, Inc. ....................................        270,710        1,462
      United Online, Inc. ..........................        271,380        1,438
      Websense, Inc. ## ............................         45,960          819
                                                                      ----------
                                                                          17,803
                                                                      ----------
   IT CONSULTING & SERVICES - 2.47%
      CACI International, Inc. ## ..................        139,000        5,498
      Ciber, Inc. ## ...............................         71,700          232
      First Advantage Corp. ## .....................        141,132        2,024
      ManTech International Corp. ## ...............         72,450        2,622
      MPS Group, Inc. ## ...........................        633,600        5,094
      Ness Technologies, Inc. ## ...................        395,100        1,458
      Patni Computer Systems Ltd., ADR .............        450,300        3,512
      SRA International, Inc. ## ...................        218,720        3,366
      SYNNEX Corp. ## + ............................        171,900        3,701
      Syntel, Inc. + ...............................        150,550        4,173
      Tech Data Corp. ## ...........................        336,030        9,674
      Unisys Corp. ## ..............................         51,500           63
                                                                      ----------
                                                                          41,417
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.99%
      Brooks Automation, Inc. ## ...................      1,340,900        8,340
      Cabot Microelectronics Corp. ## ..............        101,900        2,936
      Cirrus Logic, Inc. ## ........................        266,660        1,240
      Cymer, Inc. ## ...............................        105,540        2,998
      FEI Co. ## ...................................        176,950        3,040
      Formfactor, Inc. ## + ........................        181,670        3,167
      Integrated Device Technology, Inc. ## ........        805,000        4,371
      International Rectifier Corp. ## .............         53,000          895

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      MKS Instruments, Inc. ## .....................        370,490   $    5,798
      National Semiconductor Corp. .................         64,200          794
      ON Semiconductor Corp. ## ....................      1,513,300        8,202
      Semtech Corp. ## .............................        173,550        2,503
      Teradyne, Inc. ## ............................        409,790        2,434
      TriQuint Semiconductor, Inc. ## ..............        832,650        3,189
      Ultra Clean Holdings ## ......................        131,750          240
                                                                      ----------
                                                                          50,147
                                                                      ----------
   SOFTWARE - 2.27%
      Aspen Technology, Inc. ## + ..................        217,080        1,684
      DST Systems, Inc. ## + .......................         24,200          875
      EPIQ Systems, Inc. ## + ......................        190,603        2,949
      infoGROUP, Inc. ..............................        302,200        1,224
      Informatica Corp. ## .........................        217,830        3,463
      JDA Software Group, Inc. ## ..................        386,300        5,451
      Lawson Software, Inc. ## + ...................      1,060,200        5,714
      Manhattan Associates, Inc. ## + ..............        147,400        2,450
      Mentor Graphics Corp. ## .....................      1,108,000        7,446
      Micros Systems, Inc. ## ......................         37,360          784
      Novell, Inc. ## ..............................        616,400        2,318
      Omnicell, Inc. ## + ..........................         41,031          361
      STEC, Inc. ## + ..............................        181,750        1,745
      TIBCO Software, Inc. ## ......................        244,200        1,543
                                                                      ----------
                                                                          38,007
                                                                      ----------
   TOTAL INFORMATION TECHNOLOGY ....................                     275,534
                                                                      ----------
MATERIALS - 3.68%
   CHEMICALS - 1.72%
      Eastman Chemical Co. .........................        121,300        4,813
      H.B. Fuller Co. ..............................         43,280          764
      NewMarket Corp. ..............................         24,100        1,518
      Olin Corp. ...................................        415,700        5,238
      OM Group, Inc. ## ............................         17,100          476
      PolyOne Corp. ## .............................      1,617,500        4,432
      RPM International, Inc. ......................        564,300        7,799
      Westlake Chemical Corp. + ....................        204,300        3,821
                                                                      ----------
                                                                          28,861
                                                                      ----------
   CONTAINERS & PACKAGING - 0.68%
      Greif, Inc. ..................................         76,300        3,454
      Jarden Corp. ## ..............................        141,200        2,838
      Packaging Corp. of America ...................        281,090        4,461
      Sonoco Products Co. ..........................         28,000          683
                                                                      ----------
                                                                          11,436
                                                                      ----------
   METALS & MINING - 1.18%
      AMCOL International Corp. + ..................         71,710        1,390
      Carpenter Technology Corp. ...................        336,600        6,957

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Foundation Coal Holdings, Inc. + .............         93,700   $    1,522
      Gibraltar Industries, Inc. + .................         22,700          152
      Schnitzer Steel Industries, Inc. + ...........         14,400          714
      Universal Stainless & Alloy ## ...............         15,500          208
      USEC, Inc. ## + ..............................        570,400        3,531
      Worthington Industries, Inc. + ...............        355,800        5,301
                                                                      ----------
                                                                          19,775
                                                                      ----------
   PAPER & FOREST PRODUCTS - 0.10%
      Wausau Paper Corp. ...........................        188,750        1,648
                                                                      ----------
   TOTAL MATERIALS .................................                      61,720
                                                                      ----------
TELECOMMUNICATION SERVICES - 0.05%
   DIVERSIFIED TELECOMMUNICATION - 0.05%
      Cincinnati Bell, Inc. ## .....................        289,800          808
                                                                      ----------
UTILITIES - 5.27%
   ELECTRIC UTILITIES - 4.15%
      Avista Corp. .................................        111,700        1,681
      Black Hills Corp. ............................        115,000        2,286
      El Paso Electric Co. ## ......................        258,030        3,561
      Great Plains Energy, Inc. ....................        797,800       11,544
      IDACORP, Inc. ................................        286,090        6,857
      OGE Energy Corp. .............................        362,800        9,328
      Pinnacle West Capital Corp. ..................        228,600        6,259
      PNM Resources, Inc. ..........................        464,500        3,957
      Portland General Electric Co. ................        742,400       13,564
      Westar Energy, Inc. ..........................        598,800       10,497
                                                                      ----------
                                                                          69,534
                                                                      ----------
   GAS UTILITIES - 0.87%
      Atmos Energy Corp. ...........................        257,500        6,363
      Energen Corp. ................................        126,592        4,572
      Integrys Energy Group, Inc. + ................         28,700          758
      Nicor, Inc. ..................................         79,450        2,554
      Southwest Gas Corp. ..........................         19,100          386
                                                                      ----------
                                                                          14,633
                                                                      ----------
   MULTI-UTILITIES - 0.25%
      NV Energy, Inc. ..............................        402,700        4,128
                                                                      ----------
   TOTAL UTILITIES .................................                      88,295
                                                                      ----------
   TOTAL COMMON STOCKS .............................                   1,581,251
                                                                      ----------
SHORT TERM INVESTMENTS - 5.58%
      American Beacon U.S. Government Money
         Market Select Fund +++ ....................     20,000,000       20,000
      Columbia Government Reserve Fund .............     64,081,321       64,081

                                                            PAR
                                                          AMOUNT         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      U.S. Treasury,
         0.08%, Due 6/11/2009 # ....................   $      9,559   $    9,557
                                                                      ----------
   TOTAL SHORT TERM INVESTMENTS ....................                      93,638
                                                                      ----------

                                                          SHARES
                                                       ------------
SECURITIES LENDING COLLATERAL - 18.20%
      American Beacon U.S. Government Money
         Market Select Fund +++ ....................     65,496,409       65,496
      State Street Navigator Securities Lending
         Prime Portfolio ...........................    239,590,498      239,591
                                                                      ----------
   TOTAL SECURITIES LENDING COLLATERAL .............                     305,087
                                                                      ----------
TOTAL INVESTMENTS 118.09% - (COST $2,288,738) ......                   1,979,976
LIABILITIES, NET OF OTHER ASSETS - (18.09%) ........                    (303,281)
                                                                      ----------
TOTAL NET ASSETS - 100.00% .........................                  $1,676,695
                                                                      ==========

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2009.

+++  The Fund is affiliated by having the same investment advisor.

# At April 30, 2009, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                 UNREALIZED
                            NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                            CONTRACTS      DATE       VALUE    (DEPRECIATION)
                            ---------   ----------   -------   --------------
Emini Mini Russell ......     1,916      Jun 2009    $93,252       $15,899
                                                     =======       =======

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND(SM)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)





ASSETS:
   Investments in unaffiliated securities, at value(A, C) ........  $ 1,894,480
   Investments in affiliated securities, at value(B) .............       85,496
   Receivable for investments sold ...............................       11,138
   Dividends and interest receivable .............................          868
   Receivable for fund shares sold ...............................        7,056
   Receivable for tax reclaims ...................................            2
   Prepaid expenses...............................................           62
                                                                    -----------
      TOTAL ASSETS ...............................................    1,999,102
                                                                    -----------
LIABILITIES:
   Payable for investments purchased .............................       13,342
   Payable upon return of securities loaned ......................      305,087
   Payable for fund shares redeemed...............................          654
   Payable for variation margin on open futures contracts.........          403
   Management and investment advisory fees payable (Note 2).......        2,084
   Administrative service and service fees payable ...............          511
   Other liabilities .............................................          326
                                                                    -----------
      TOTAL LIABILITIES ..........................................      322,407
                                                                    -----------
NET ASSETS .......................................................  $ 1,676,695
                                                                    ===========

ANALYSIS OF NET ASSETS:
   Paid-in-capital................................................    2,603,472
   Undistributed net investment income............................        6,773
   Accumulated net realized loss .................................     (640,687)
   Unrealized depreciation of investments,
      futures contracts, and foreign currency ....................     (292,863)
                                                                    -----------
NET ASSETS .......................................................  $ 1,676,695
                                                                    ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Institutional Class ...........................................   66,958,114
                                                                    ===========
   Investor Class.................................................   56,663,274
                                                                    ===========
   Advisor Class..................................................    2,285,409
                                                                    ===========
   AMR Class......................................................   16,374,532
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Institutional Class ...........................................  $     11.90
                                                                    ===========
   Investor Class.................................................  $     11.64
                                                                    ===========
   Advisor Class .................................................  $     11.58
                                                                    ===========
   AMR Class......................................................  $     11.83
                                                                    ===========
A Cost of investments in unaffiliated securities .................  $ 2,203,242
B Cost of investments in affiliated securities....................  $    85,496
C Market value of securities on loan .............................  $   296,615

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2009  (UNAUDITED) (IN THOUSANDS)




INVESTMENT INCOME:
   Dividend income from unaffiliated securities
      (net of foreign taxes)* .....................................    $  14,335
   Dividend income from affiliated securities .....................          143
   Interest income.................................................           37
   Income derived from securities lending, net ....................        2,757
                                                                       ---------
      TOTAL INVESTMENT INCOME .....................................       17,272
                                                                       ---------
EXPENSES:
   Management and investment advisory fees (Note 2) ...............        3,419
   Administrative service fees (Note 2):
      Institutional Class..........................................        1,077
      Investor Class...............................................          881
      Advisor Class................................................           40
      AMR Class....................................................           43
   Transfer agent fees:
      Institutional Class..........................................           28
      Investor Class...............................................           25
      Advisor Class................................................            2
      AMR Class....................................................            4
   Custody and fund accounting fees................................          111
   Professional fees ..............................................           38
   Registration fees and expenses .................................           27
   Service fees:
      Investor Class (Note 2)......................................          759
      Advisor Class (Note 2).......................................           33
   Distribution fees - Advisor Class (Note 2) .....................           33
   Prospectus and shareholder reports..............................          180
   Trustee fees....................................................           54
   Other expenses..................................................           78
                                                                       ---------
      TOTAL EXPENSES ..............................................        6,832
                                                                       ---------
NET INVESTMENT INCOME..............................................       10,440
                                                                       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                                       (311,253)
      Commission recapture (Note 1)................................          190
      Futures contracts............................................      (49,415)
   Change in net unrealized appreciation or depreciation of:
      Investments..................................................      232,270
      Futures contracts............................................       49,813
                                                                       ---------
      NET LOSS ON INVESTMENTS......................................      (78,395)
                                                                       ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...............    $ (67,955)
                                                                       =========
   *  Foreign taxes................................................    $      21

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
STATEMENT OF CHANGES OF NET ASSETS (IN THOUSANDS)

                                                                     Six Months
                                                                        Ended       Year Ended
                                                                      April 30,    October 31,
                                                                        2009          2008
                                                                     -----------   -----------
                                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .........................................    $   10,440   $    32,606
   Net realized loss on investments, futures
      contracts, and foreign currency transactions ...............      (360,478)     (266,287)
   Change in net unrealized appreciation or
      (depreciation) of investments, futures
      contracts, and foreign currency translations ...............       282,083      (785,333)
                                                                      ----------   -----------
         NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....       (67,955)   (1,019,014)
                                                                      ----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class.........................................       (13,600)      (13,291)
      Investor Class..............................................        (8,841)       (9,332)
      Advisor Class...............................................          (311)         (298)
      AMR Class...................................................        (3,927)       (4,903)
   Net realized gain on investments:
      Institutional Class.........................................            --      (152,714)
      Investor Class..............................................            --      (145,952)
      Advisor Class...............................................            --        (7,763)
      AMR Class...................................................            --       (43,605)
                                                                      ----------   -----------
         NET DISTRIBUTIONS TO SHAREHOLDERS .......................       (26,679)     (377,858)
                                                                      ----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .................................       239,568       463,771
   Reinvestment of dividends and distributions....................        26,349       371,165
   Cost of shares redeemed .......................................      (263,896)     (879,196)
                                                                      ----------   -----------
         NET INCREASE (DECREASE) IN NET ASSETS FROM
            CAPITAL SHARE TRANSACTIONS                                     2,021       (44,260)
                                                                      ----------   -----------
NET (DECREASE) IN NET ASSETS                                             (92,613)   (1,441,132)
                                                                      ----------   -----------
NET ASSETS:
   Beginning of period ...........................................     1,769,308     3,210,440
                                                                      ----------   -----------
   END OF PERIOD *................................................    $1,676,695   $ 1,769,308
                                                                      ==========   ===========
*Includes undistributed net investment income of .................    $    6,773   $    23,220
                                                                      ==========   ===========

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Small Cap Value Fund (the "Fund"), a series of the Trust.

          American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     Class Disclosure

          Prior to March 1, 2009, the Investor and Advisor Classes were known as the PlanAhead and Service Classes, respectively.

          The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

CLASS:                OFFERED TO:
------                -----------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million
INVESTOR CLASS        General public and investors investing through an intermediary
ADVISOR CLASS         Investors investing through an intermediary
AMR CLASS             Investors in the tax-exempt retirement and benefit plans of AMR
                      Corporation and its affiliates

          Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

          Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

     Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

          The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Fund's fiscal year. The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires

AMERICAN BEACON SMALL CAP VALUE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

          Level 1 - Quoted prices in active markets for identical securities.

          Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

          Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (in thousands):

                                                     Investments in   Other Financial
               Valuation Inputs                        Securities      Instruments*
               ----------------                      --------------   ---------------
Level 1 - Quoted prices ..........................     $1,970,419         $15,899
Level 2 - Other significant observable inputs ....          9,557              --
Level 3 - Significant unobservable  inputs .......             --              --
                                                       ----------         -------
Total ............................................     $1,979,976         $15,899
                                                       ----------         -------

*    Other financial instruments are futures.

     Security Transactions and Investment Income

          Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

          Dividend income, net of foreign taxes, is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

     Futures Contracts

          Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

          Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Fund reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

AMERICAN BEACON SMALL CAP VALUE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     Dividends to Shareholders

          Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

     Commission Recapture

          The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund's investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund's Statement of Operations.

     Allocation of Income, Expenses, Gains and Losses

          Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

     Use of Estimates

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

     Recently Issued Accounting Pronouncements

          In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial positions, performance and cash flows. The Manager is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and related disclosures.

     Other

          Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

     Management Agreement

          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Fund are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee

AMERICAN BEACON SMALL CAP VALUE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2009 were as follows (dollars in thousands):

                                         AMOUNTS PAID TO
MANAGEMENT FEE RATE   MANAGEMENT FEE   INVESTMENT ADVISORS   NET AMOUNTS RETAINED BY MANAGER
-------------------   --------------   -------------------   --------------------------------
   0.30%-0.55%            $3,419             $3,043                      $376

          As compensation for services provided by the Manager in connection with securities lending activities, the Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statement of Operations. During the six months ended April 30, 2009, securities lending fees paid to the Manager by the Fund were $341,367.

     Administrative Services Agreement

          The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Investor, and Advisor Classes of the Fund and 0.05% of the average daily net assets of the AMR Class of the Fund.

     Distribution Plans

          The Fund, except for the Advisor Class of the Fund, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

          A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Advisor Class of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

     Service Plans

          The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor and Advisor Classes. As compensation for performing the duties required under the Service Plans, the Manager receives up to 0.375% of the average daily net assets of the Investor Class and 0.25% of the average daily net assets of the Advisor Class of the Fund.

     Brokerage Commissions

          Affiliated entities of an investment advisor to the Fund received net commissions on purchases and sales of the Fund's portfolio securities totaling $34,246 for the six months ended April 30, 2009.

AMERICAN BEACON SMALL CAP VALUE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     Investment in Affiliated Funds

          The Fund may invest in the American Beacon Money Market Select Fund (the "MM Select Fund") and the American Beacon US Government Money Market Select Fund (the "USG Select Fund") (collectively, the "Select Funds"). Cash collateral received by the Fund in connection with securities lending may be invested in the Select Funds. The Select Funds and the Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2009, the Manager earned fees from the Select Funds totaling $10,511 on the Fund's direct investment in the Select Funds and $27,325 from the Fund's securities lending collateral invested in the Select Funds.

     Interfund Lending Program

          Pursuant to an exemptive order by the Securities Exchange Commission ("SEC"), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended April 30, 2009, the Fund did not utilize the credit facility.

     Expense Reimbursement Plan

          The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the six months ended April 30, 2009, there were no fees waived or reimbursed expenses subject to potential recovery.

3. FEDERAL INCOME AND EXCISE TAXES

          It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

          The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

          The tax character of distributions paid during the six months ended April 30, 2009 and the fiscal year ended October 31, 2008 were as follows (in thousands):

AMERICAN BEACON SMALL CAP VALUE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

                               SIX MONTHS
                                  ENDED      YEAR ENDED
                                APRIL 30,    OCTOBER 31,
                                   2009         2008
                               -----------   -----------
                               (unaudited)
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME*
      Institutional Class ..     $ 13,600      $ 37,816
      Investor Class .......        8,841        32,770
      Advisor Class ........          311         1,545
      AMR Class ............        3,927        11,905
   LONG-TERM CAPITAL GAIN
      Institutional Class...           --       128,189
      Investor Class .......           --       122,514
      Advisor Class ........           --         6,516
      AMR Class ............           --        36,603
                                 --------      --------
TOTAL DISTRIBUTIONS PAID         $ 26,679      $377,858
                                 ========      ========

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes ..   $2,353,626
Unrealized appreciation ....................................      110,828
Unrealized depreciation ....................................     (484,478)
                                                               ----------
Net unrealized appreciation/(depreciation)                       (373,650)
Undistributed ordinary income ..............................        4,931
Undistributed long-term gain/(loss) ........................     (558,059)
                                                               ----------
Distributable earnings .....................................   $ (926,778)
                                                               ==========

          Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and reclassifications of income from real estate investment securities.

          Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

          Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, and dividend reclasses that have been reclassified as of April 30, 2009 (in thousands):

Paid-in-capital ...........................................   $  (1)
Undistributed net investment income .......................    (208)
Accumulated net realized gain (loss) ......................     210
Unrealized appreciation (depreciation) of investments,
   futures contracts and foreign currency..................      (1)

          At April 30, 2009, the capital loss carry forward position of the Fund for federal income tax purposes was $259,968 and $298,091 expiring in 2016 and 2017, respectively.

4. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2009 were (in thousands) $588,892 and $480,568, respectively.

AMERICAN BEACON SMALL CAP VALUE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

          A summary of the Fund's direct transactions in the Select Funds for the six months ended April 30, 2009 is set forth below (in thousands):

                    OCTOBER 31, 2008                            APRIL 30, 2009
  AFFILIATE        SHARES/MARKET VALUE   PURCHASES   SALES    SHARES/MARKET VALUE
---------------   --------------------   ---------  -------   -------------------
MM Select Fund           $93,829          $   --    $93,829         $    --
USG Select Fund          $    --          $20,000   $    --         $20,000

5. SECURITIES LENDING

          The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral. The amount of this temporary difference at April 30, 2009 is disclosed as the calculated mark in the table below.

          To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the "Agent") in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

          Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.

          While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

          Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

          As of April 30, 2009, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

  MARKET VALUE OF                                                                                 TOTAL VALUE OF
SECURITIES ON LOAN   NON-CASH COLLATERAL   CASH COLLATERAL POSTED BY BORROWER   CALCULATED MARK     COLLATERAL
------------------   -------------------   ----------------------------------   ---------------   --------------
     $296,615                $--                        $305,087                     $(358)          $304,729

          Cash collateral is listed in the Fund's Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

AMERICAN BEACON SMALL CAP VALUE FUND(SM)
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

          Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund's Schedule of Investments or Statement of Assets and Liabilities.

6. CAPITAL SHARE TRANSACTIONS

          The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

Six Months Ended April 30, 2009

                                    INSTITUTIONAL CLASS    INVESTOR CLASS      ADVISOR CLASS        AMR CLASS
                                    -------------------   ----------------   ----------------   ----------------
                                     SHARES     AMOUNT    SHARES    AMOUNT   SHARES    AMOUNT   SHARES    AMOUNT
                                    -------   ---------   ------   -------   ------   -------   ------   --------
Shares sold .....................    13,145   $141,353    7,484    $78,815     442    $ 4,522    1,378   $ 14,878
Reinvestment of dividends .......     1,226     13,407      813      8,704      29        311      362      3,927
Shares redeemed .................   (13,360)  (141,099)   (8,880)  (90,406)   (946)   (10,150)  (2,185)   (22,241)
                                    -------   --------    ------   -------   -----    -------   ------   --------
Net increase (decrease) in shares
   outstanding ..................     1,011   $ 13,661     (583)   $(2,887)   (475)   $(5,317)    (445)  $ (3,436)
                                    =======   ========    =====    =======   =====    =======   ======   ========

Year Ended October 31, 2008

                                    INSTITUTIONAL CLASS    INVESTOR CLASS        ADVISOR CLASS        AMR CLASS
                                    -------------------   -------------------   ----------------   ------------------
                                     SHARES     AMOUNT    SHARES     AMOUNT     SHARES    AMOUNT   SHARES    AMOUNT
                                    -------   ---------   -------   ---------   ------   -------   ------   ---------
Shares sold .....................    14,496   $ 244,453    10,422   $ 172,430      888   $14,694    1,925   $  32,194
Reinvestment of dividends .......     8,983     161,791     8,677     152,805      460     8,061    2,708      48,508
Shares redeemed .................   (21,496)   (364,982)  (22,737)   (376,472)  (1,809)  (29,610)  (6,475)   (108,132)
                                    -------   ---------   -------   ---------   ------   -------   ------   ---------
Net increase (decrease) in shares
   outstanding ..................     1,983   $  41,262    (3,638)  $ (51,237)    (461)  $(6,855)  (1,842)  $ (27,430)
                                    =======   =========   =======   =========   ======   =======   ======   =========

                      (This page intentionally Left blank)

AMERICAN BEACON SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        Institutional Class
                                            ---------------------------------------------------------------------------
                                                Six
                                               Months
                                               Ended                           Year Ended October 31,
                                             April 30,      -----------------------------------------------------------
                                                2009          2008         2007         2006        2005(A)     2004(B)
                                            -----------     --------    ----------   ----------   ----------   --------
                                            (unaudited)
Net asset value, beginning of period ....    $  12.53       $  22.10    $    22.53   $    20.43   $    18.85   $  16.21
                                             --------       --------    ----------   ----------   ----------   --------
Income from investment operations:
   Net investment income ................        0.08           0.25          0.22         0.19         0.11       0.07
   Net gains (losses) on securities (both
      realized and unrealized) ..........       (0.51)         (7.13)         1.10         2.94         2.31       3.09
                                             --------       --------    ----------   ----------   ----------   --------
Total income (loss) from investment
   operations ...........................       (0.43)         (6.88)         1.32         3.13         2.42       3.16
                                             --------       --------    ----------   ----------   ----------   --------
Less distributions:
   Dividends from net investment
      income ............................       (0.20)         (0.22)        (0.19)       (0.14)       (0.07)     (0.08)
   Distributions from net realized gains
      on securities .....................          --          (2.47)        (1.56)       (0.89)       (0.77)     (0.44)
                                             --------       --------    ----------   ----------   ----------   --------
Total distributions .....................       (0.20)         (2.69)        (1.75)       (1.03)       (0.84)     (0.52)
                                             --------       --------    ----------   ----------   ----------   --------
Net asset value, end of period ..........    $  11.90       $  12.53    $    22.10   $    22.53   $    20.43   $  18.85
                                             ========       ========    ==========   ==========   ==========   ========
Total return ............................       (3.27)%(C)    (34.84)%        6.10%       15.80%       12.90%     19.86%
                                             ========       ========    ==========   ==========   ==========   ========
Ratios and supplemental data:
   Net assets, end of period (in
      thousands) ........................    $797,010       $826,232    $1,413,734   $1,319,024   $1,076,909   $429,540
   Ratios to average net assets
      (annualized):
      Expenses, net of waivers ..........        0.82%          0.81%         0.80%        0.82%        0.87%      0.89%
      Expenses before waivers ...........        0.82%          0.81%         0.80%        0.82%        0.87%      0.89%
      Net investment income (loss),
         net of waivers .................        1.46%          1.36%         0.94%        0.83%        0.66%      0.57%
      Net investment income (loss),
         before waivers .................        1.46%          1.36%         0.94%        0.83%        0.66%      0.57%
   Portfolio turnover rate ..............          34%(C)         62%           52%          48%          47%        35%

                                                               Investor Class
                                            ---------------------------------------------------
                                                Six
                                               Months
                                               Ended               Year Ended October 31,
                                             April 30,      -----------------------------------
                                                2009          2008         2007         2006
                                            -----------     --------    ----------   ----------
                                            (unaudited)
Net asset value, beginning of period ....    $  12.22       $  21.62    $    22.08   $    20.04
                                             --------       --------    ----------   ----------
Income from investment operations:
   Net investment income ................        0.07           0.20          0.16         0.13
   Net gains (losses) on securities (both
      realized and unrealized) ..........       (0.49)         (6.97)         1.07         2.89
                                             --------       --------    ----------   ----------
Total income (loss) from investment
   operations ...........................       (0.42)         (6.77)         1.23         3.02
                                             --------       --------    ----------   ----------
Less distributions:
   Dividends from net investment
      income ............................       (0.16)         (0.16)        (0.13)       (0.09)
   Distributions from net realized gains
      on securities .....................          --          (2.47)        (1.56)       (0.89)
                                             --------       --------    ----------   ----------
Total distributions .....................       (0.16)         (2.63)        (1.69)       (0.98)
                                             --------       --------    ----------   ----------
Net asset value, end of period ..........    $  11.64       $  12.22    $    21.62   $    22.08
                                             ========       ========    ==========   ==========
Total return ............................       (3.34)%(C)    (35.04)%        5.83%       15.56%
                                             ========       ========    ==========   ==========
Ratios and supplemental data:
   Net assets, end of period (in
      thousands) ........................    $659,524       $699,670    $1,316,188   $1,333,814
   Ratios to average net assets
      (annualized):
      Expenses, net of waivers ..........        1.08%          1.06%         1.05%        1.06%
      Expenses before waivers ...........        1.08%          1.06%         1.05%        1.06%
      Net investment income (loss),
         net of waivers .................        1.21%          1.12%         0.70%        0.59%
      Net investment income (loss),
         before waivers .................        1.21%          1.12%         0.70%        0.59%
   Portfolio turnover rate ..............          34%(C)         62%           52%          48%

(A) Opus Capital Group, LLC was added as an investment advisor on February 1, 2005 and Metropolitan West Capital Management, LLC and Dreman Value Management, LLC were added as investment advisors on August 31, 2005.

(B) The Boston Company Asset Management, LLC was added as an investment advisor to the Small Cap Value Fund on September 27, 2004.

(C)  Not annualized.

                                                 Advisor Class
                        ---------------------------------------------------------------
                            Six
                           Months
                           Ended                    Year Ended October 31,
                         April 30,     ------------------------------------------------
  2005(A)     2004(B)       2009         2008       2007      2006    2005(A)   2004(B)
----------   --------   -----------    -------    -------   -------   -------   -------
                        (unaudited)
$    18.54   $  15.95    $ 12.13       $ 21.46    $ 21.94   $ 19.94   $ 18.49   $ 15.92
----------   --------    -------       -------    -------   -------   -------   -------

      0.09       0.08       0.06          0.16       0.10      0.07      0.04      0.01

      2.24       2.98      (0.49)        (6.93)      1.07      2.88      2.23      3.00
----------   --------    -------       -------    -------   -------   -------   -------

      2.33       3.06      (0.43)        (6.77)      1.17      2.95      2.27      3.01
----------   --------    -------       -------    -------   -------   -------   -------


     (0.06)     (0.03)     (0.12)        (0.09)     (0.09)    (0.06)    (0.05)       --

     (0.77)     (0.44)        --         (2.47)     (1.56)    (0.89)    (0.77)    (0.44)
----------   --------    -------       -------    -------   -------   -------   -------
     (0.83)     (0.47)     (0.12)        (2.56)     (1.65)    (0.95)    (0.82)    (0.44)
----------   --------    -------       -------    -------   -------   -------   -------
$    20.04   $  18.54    $ 11.58       $ 12.13    $ 21.46   $ 21.94   $ 19.94   $ 18.49
==========   ========    =======       =======    =======   =======   =======   =======
     12.63%     19.56%     (3.50)%(C)   (35.19)%     5.55%    15.23%    12.32%    19.24%
==========   ========    =======       =======    =======   =======   =======   =======


$1,320,853   $466,364    $26,471       $33,479    $69,112   $70,602   $44,709   $11,828


      1.10%      1.15%      1.33%         1.31%      1.32%     1.34%     1.40%     1.38%
      1.10%      1.15%      1.33%         1.31%      1.32%     1.34%     1.40%     1.69%

      0.42%      0.33%      0.98%         0.86%      0.43%     0.31%     0.12%     0.17%

      0.42%      0.33%      0.98%         0.86%      0.43%     0.31%     0.12%    (0.14)%
        47%        35%        34%(C)        62%        52%       48%       47%       35%

                              AMR Class
---------------------------------------------------------------------
    Six
   Months
   Ended                        Year Ended October 31,
 April 30,      -----------------------------------------------------
    2009          2008        2007       2006      2005(A)    2004(B)
-----------     --------    --------   --------   --------   --------
(unaudited)
 $  12.48       $  22.05    $  22.48   $  20.38   $  18.78   $  16.13
 --------       --------    --------   --------   --------   --------

     0.11           0.33        0.30       0.27       0.21       0.14

    (0.52)         (7.15)       1.08       2.91       2.26       3.04
 --------       --------    --------   --------   --------   --------

    (0.41)         (6.82)       1.38       3.18       2.47       3.18
 --------       --------    --------   --------   --------   --------


    (0.24)         (0.28)      (0.25)     (0.19)     (0.10)     (0.09)

       --          (2.47)      (1.56)     (0.89)     (0.77)     (0.44)
 --------       --------    --------   --------   --------   --------
    (0.24)         (2.75)      (1.81)     (1.08)     (0.87)     (0.53)
 --------       --------    --------   --------   --------   --------
 $  11.83       $  12.48    $  22.05   $  22.48   $  20.38   $  18.78
 ========       ========    ========   ========   ========   ========
    (3.09)%(C)    (34.71)%      6.39%     16.12%     13.23%     20.12%
 ========       ========    ========   ========   ========   ========


 $193,690       $209,927    $411,406   $412,857   $424,965   $438,353


     0.57%          0.56%       0.54%      0.55%      0.58%      0.60%
     0.57%          0.56%       0.54%      0.55%      0.58%      0.60%

     1.72%          1.62%       1.21%      1.10%      0.94%      0.84%

     1.72%          1.62%       1.21%      1.10%      0.94%      0.84%
       34%(C)         62%         52%        48%        47%        35%

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                                    (GRAPHIC)

                                   BY E-MAIL:
                       american_beacon.funds@ambeacon.com

                                    (GRAPHIC)

                                  BY TELEPHONE:
                               Institutional Class
                               Call (800) 658-5811
                                 AMR Class(SM)
                               Call (800) 345-2345
                       Investor Class(R) and Advisor Class
                               Call (800) 388-3344

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

                                    (GRAPHIC)

                                ON THE INTERNET:
                Visit our website at www.americanbeaconfunds.com

                                    (GRAPHIC)

                                    BY MAIL:
                              American Beacon Funds
                                 P.O. Box 219643
                           Kansas City, MO 64121-9643

                 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund's Statement of Additional Information, is available free of charge on the Fund's website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund's Forms N-PX are available on the SEC's website at www.sec.gov. The Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES
TRUST                   SERVICES                ERNST & YOUNG LLP        Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

                                                                       SAR 04/09
                                                                        00068035

                         GUIDANCE | VISION | EXPERIENCE

                        (AMERICAN BEACON FUNDS(SM) LOGO)

                               SEMI-ANNUAL REPORT

                                   (GRAPHIC)

April 30, 2009

EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

ABOUT AMERICAN BEACON ADVISORS

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS

Message from American Beacon..........................            1
Annualized Total Returns..............................            3
Market and Performance Overview.......................            6
American Beacon Schedules of Investments
   Emerging Markets Fund..............................           10
   International Equity Fund..........................           15
ADDITIONAL INFORMATION ...............................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and the Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets.


American Beacon Funds                                             April 30, 2009

(PHOTO OF GENE L. NEEDLES)

FELLOW SHAREHOLDERS,

     Please allow me to introduce myself. I am Gene Needles, Jr., the new Executive Vice President for the American Beacon Funds. I have over 27 years of financial services experience with some of the country's largest fund complexes, and I will be primarily responsible for daily operations as well as distribution of the American Beacon Funds. I am very excited to be a part of American Beacon and look forward to building a lasting relationship with all of our shareholders.

     Enclosed is the American Beacon Emerging Markets and International Equity Funds Semi-Annual Report for the six months ended April 30, 2009.

     During the six-month period covered by this report, the capital markets experienced widespread volatility brought on by concern over the world-wide credit crisis. The American Beacon Emerging Markets and International Equity Funds, both Institutional Class, reported six-month returns of 14.88% and -1.98%, respectively, for the period ended April 30, 2009 while the MSCI Emerging Markets Indices and MSCI EAFE reported returns of 17.38% and -2.64%, respectively, for this period.

     In the past, long-term investors have been rewarded for their patience. We continue to believe the Funds' fundamental investment strategies will continue to serve the Funds well over time.

     Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ Gene L. Needles
                                        Gene L. Needles, Jr.
                                        Executive Vice President
                                        American Beacon Funds

EMERGING MARKETS OVERVIEW
APRIL 30, 2009 (UNAUDITED)

     For the six months ended April 30 2009, the MSCI Emerging Markets Index produced a return of 17.4%. 2008 ended on a painful note for investors as the US housing crisis created an unprecedented implosion of credit, demand, and confidence. Emerging markets were not spared in the aftermath. It became clear that local consumption could not offset the dramatic fall in exports to the U.S., Europe, and Japan. As the global recession threatened to become the worst since the early 1980's, factories across emerging markets were closing, dissolving job creation and creating a vicious circle of rising unemployment and weak consumption. This sharp reversal in Gross Domestic Product ("GDP") expansion forced emerging market central banks to slash interest rates, even in countries with vulnerable currencies, such as Turkey and South Africa.

     As the new year progressed, marginal month-over-month improvements in U.S. housing, income and consumption data, coupled with the positive investor reception of the U.S. Treasury's plan to partner with private investors to purchase toxic bank assets, spurred a market rally. Stimulus packages were enacted worldwide, representing an unprecedented commitment from governments across the globe to stabilize the world's economies.

     Although the global economy remains under tremendous stress, an improvement in the pace of contraction helped strengthen investor confidence. With emerging markets among the worst performing equities last year, the rebound was expectedly robust. The favored BRIC markets (Brazil, Russia, India, China) and cyclical sectors delivered strong results, but low quality areas actually posted sizable gains. Many of these markets, such as Eastern Europe, were oversold and due for some type of re-rating. Currencies have rebounded, lowering inflation risk and allowing for more accommodative monetary policy; the Reserve Bank of India, for example, had slashed its lending rate to 4.75% by April 21, 2009. Many economists are watching China, where government officials have delivered a stimulus package rivaled only by the U.S. Loans are already soaring and 2009 GDP forecasts for China may be conservative.

PERFORMANCE OVERVIEW
AMERICAN BEACON EMERGING MARKETS FUND(SM)
APRIL 30, 2009 (UNAUDITED)

     The Institutional Class of the Emerging Markets Fund returned 14.88% for the six months ended April 30, 2009. The Fund underperformed the MSCI Emerging Markets Index ("Index") return of 17.38% but outperformed the Lipper Emerging Markets Funds Index return of 11.51% for the period.

                                           ANNUALIZED TOTAL RETURNS
                                            PERIODS ENDED 4/30/09
                                   ----------------------------------------
                                                                   SINCE
                                                                   INCEP.
                                   6 MONTHS*   1 YEAR   5 YEARS   (7/31/00)
                                   ---------   ------   -------   ---------
Institutional Class(1,4) .......     14.88%    -42.37%    9.20%     7.38%
Investor Class(1,2,4) ..........     14.77%    -42.55%    8.88%     7.14%
AMR Class(1,4) .................     15.06%    -42.21%    9.46%     7.66%
MSCI Emg Mkts
   Index(3) ....................     17.38%    -42.90%   11.10%     7.78%
Lipper Emg Mkts Funds
   Index(3) ....................     11.51%    -46.11%    8.94%     6.76%

*    Not annualized

1. The Investor Class was formerly known as the PlanAhead Class. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 7/31/00 up to 10/1/02, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. Therefore, total returns shown may be higher than they would have been had the Investor Class been in existence since 7/31/00. A portion of the fees charged to the Investor Class of the Fund was waived in 2004 and 2005 and recouped in 2006. Performance prior to fee waivers and fee recoupment is different than the actual returns shown.

3. The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. The Lipper Emerging Market Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Market Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Investor and AMR Class shares was 1.39%, 1.73% and 1.18%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund underperformed the Index over the six-month period due to the Fund's equitized cash balances returning less than the Index and stock selection. Country allocation added value for the period.

     Poor stock selections in South Korea, Brazil, and India more than offset positive selections in Taiwan and led to the relative underperformance. In South Korea, investments in Samsung Electronics Co. Ltd. (up 11.3%) and Sk Telecom Co. Ltd. (down 8.9%) hurt performance. Braskem S.A. (down 35.7%) in Brazil and Satyam Computer Services Ltd. (down 82.1%) in India also contributed negatively to the Fund's relative performance. Investments in Taiwanese stocks Chinatrust Financial Holding Co. Ltd. (up 60.0%), Quanta Computer, Inc. (up 43.2%), and United Microelectronics Corp. (up 35.1%) benefited performance for the period.

     Relative contribution from country allocation was positive for the six-month period, as a result of overweighting China (up 30.1%) and Indonesia (up 44.9%). Overweighting Poland (down 20.3%) hurt performance for the period.

     The Fund's basic philosophy remains focused on investing in attractively valued companies with above-average earnings growth expectations.

PERFORMANCE OVERVIEW
AMERICAN BEACON EMERGING MARKETS FUND(SM)
APRIL 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                                 % OF
                                               NET ASSETS
                                              ------------
Samsung Electronics Co. Ltd. ..............        3.5%
Petroleo Brasileiro S.A. ..................        2.9%
China Mobile Ltd. .........................        2.6%
Taiwan Semiconductor Manufacturing Co.
   Ltd. ...................................        2.0%
Itau Unibanco Banco Multiplo S.A. .........        1.9%
PetroChina Co. Ltd. .......................        1.9%
LUKOIL Oil Co. ............................        1.6%
Gazprom OAO ...............................        1.6%
America Movil, S.A.B. de C.V. .............        1.6%
Cia Vale do Rio Doce ......................        1.5%


SECTOR ALLOCATION

                                                % OF
                                              EQUITIES
                                              --------
Financials.................................    24.7%
Telecommunication Services.................    15.1%
Information Technology ....................    13.3%
Energy.....................................    12.2%
Materials..................................    10.0%
Consumer Discretionary.....................     8.2%
Industrials................................     5.1%
Consumer Staples...........................     4.9%
Utilities..................................     4.8%
Health Care................................     1.7%

COUNTRY ALLOCATION

                                  (PIE CHART)

                                                % OF
                                              EQUITIES
                                              ---------
China......................................     18.5%
South Korea................................     13.9%
Brazil.....................................     13.0%
Taiwan.....................................     10.9%
Other Asia.................................      9.8%
Other Europe, Middle East, Africa..........      8.6%
India......................................      8.1%
South Africa...............................      7.6%
Russia.....................................      5.7%
Mexico.....................................      3.9%

Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets.

FUND EXPENSES
AMERICAN BEACON EMERGING MARKETS FUND(SM)
APRIL 30, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2008 through April 30, 2009.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                 Beginning    Ending
                                  Account     Account    Expenses Paid
                                   Value       Value     During Period*
                                  11/1/08     4/30/09    11/1/08-4/30/09
                                 ---------   ---------   ---------------
INSTITUTIONAL CLASS
Actual .......................   $1,000.00   $1,148.78       $ 9.43
Hypothetical .................   $1,000.00   $1,016.02       $ 8.85
   (5% return before expenses)
INVESTOR CLASS
Actual .......................   $1,000.00   $1,147.65       $11.18
Hypothetical .................   $1,000.00   $1,014.38       $10.49
   (5% return before expenses)
AMR CLASS
Actual .......................   $1,000.00   $1,150.65       $ 8.11
Hypothetical .................   $1,000.00   $1,017.26       $ 7.60
   (5% return before expenses)

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 1.77%, 2.10% and 1.52% for the Institutional, Investor and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

INTERNATIONAL EQUITY MARKET OVERVIEW
APRIL 30, 2009 (UNAUDITED)

     The six-month period encompassed the highs and the lows of recent equity market fluctuations as the MSCI EAFE Index fell 2.6% for the period ended April 30, 2009. Stocks plummeted at the beginning of the period in the aftermath of Lehman Brothers' failure and American International Group's effective nationalization, and volatility neared its highest levels ever. The fallout in credit markets from the collapse of Wall Street's investment banks was severe, and the global credit crisis took its toll on the real economy. The Baltic Dry Index, a key measure of global trade activity, fell by a staggering 94%, unemployment in the U.S. hit a 26-year high, home prices and manufacturing volumes contracted sharply, and the world economy entered its first global recession since World War II. In response, global monetary authorities aggressively intervened in the marketplace, pledging essentially unlimited amounts of capital to stabilize faltering economies and shore up equity markets. By the end of 2008, most major economies had entered, or stood on the brink of, recession, and most major markets had delivered their worst annual returns since the Great Depression.

     The situation worsened at the beginning of 2009, as equity markets broke through November's lows in early March due to disappointing corporate earnings results, additional bank write-downs and the further deterioration of economic conditions. Yet, sentiment shifted in the latter part of March, and in April, global stocks posted their steepest monthly gains in two decades as corporate earnings came in better than lowered expectations and investors seemed to believe the worst of the credit crisis was behind them. The rally was led by some of the hardest hit, most indebted and most economically sensitive sectors, including financials, materials, industrials and consumer discretionary. In currency markets, the Dollar weakened against the Euro, but strengthened slightly against the Yen amid volatile trading.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY FUND(SM)
APRIL 30, 2009 (UNAUDITED)

     The Institutional Class of the International Equity Fund returned -1.98% for the six months ended April 30, 2009. The Fund outperformed the MSCI EAFE Index ("Index") return of -2.64% but underperformed the Lipper International Funds Index return of -1.59% for the period.

                               ANNUALIZED TOTAL RETURNS
                                PERIODS ENDED 4/30/09
                        --------------------------------------
                        6 MONTHS*  1 YEAR   5 YEARS   10 YEARS
                        --------   ------   -------   --------
Institutional
   Class(1,4) .......    -1.98%    -41.28%   0.82%      2.22%
Investor
   Class(1,4) .......    -2.15%    -41.47%   0.55%      1.98%
Advisor Class
   (1,2,4) ..........    -2.32%    -41.68%   0.27%      1.81%
AMR Class(1,4) ......    -1.91%    -41.17%   1.08%      2.47%
Lipper Int'l.
   Funds Index(3) ...    -1.59%    -42.02%   1.47%      1.39%
MSCI EAFE Index (3)..    -2.64%    -42.76%   0.66%     -0.04%

*    Not annualized

1. The Investor and Advisor Classes were formerly known as the PlanAhead and Service Classes, respectively. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. Fund performance for the ten-year period represents the total returns achieved by the Investor Class from 4/30/99 up to 5/1/03, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/99. A portion of the fees charged to the Advisor Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

3. The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot directly invest in an index.

4. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Investor, Advisor and AMR Class shares was 0.67%, 1.05%, 1.19% and 0.42%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund outperformed the Index by 0.66% over the six-month period due to stock selection, as country allocation detracted from performance.

     Stock selection had a significantly positive impact overall, particularly in Germany, Greece, the United Kingdom, and Ireland, while the Fund lost value through selections in Hong Kong and Canada. In Germany, Siemens AG (up 18.7%) was the most significant contributor to relative outperformance. In Greece, the Fund benefited from investments in Public Power Corp. S.A. (up 59.0%) and OPAP S.A. (up 49.4%). Vodafone Group plc (down 1.9%) in the United Kingdom and CRH plc (up 43.3%) in Ireland also helped performance. Investments in HSBC Holdings plc (down 33.3%) in Hong Kong, and TELUS Corp. and Precision Drilling Trust (down 27.9% and 53.1%, respectively) in Canada, weakened performance during the period.

     Country allocation hurt performance, specifically underweighting Australia (up 7.5%) and Japan (down 2.4%), and overweighting Ireland (down 19.0%). However, investing in South Korea (up 20.3%) added value.

     Although economic and market conditions vary from period to period, the Fund's primary strategy of investing in undervalued companies with above-average earnings growth expectations remains consistent.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERNATIONAL EQUITY FUND(SM)
APRIL 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                       % OF
                                    NET ASSETS
                                    ----------
Siemens AG.......................      2.7%
E.ON AG..........................      2.5%
Vodafone Group plc...............      2.4%
Sanofi-Aventis S.A...............      2.3%
Total S.A........................      2.0%
Royal Dutch Shell plc............      1.9%
HSBC Holdings plc................      1.9%
BP plc...........................      1.7%
BAE Systems plc..................      1.7%
GlaxoSmithKline plc..............      1.6%

SECTOR ALLOCATION

                                       % OF
                                     EQUITIES
                                    ----------
Financials.......................      19.9%
Consumer Discretionary...........      13.6%
Industrials......................      16.0%
Energy...........................      10.4%
Telecommunication Services.......       9.2%
Consumer Staples.................       6.9%
Health Care......................       8.2%
Materials........................       5.4%
Information Technology...........       6.0%
Utilities........................       4.4%

REGIONAL ALLOCATION*

                                  (PIE CHART)

*    Shown as a percentage of equities

                                       % OF
                                     EQUITIES
                                    ----------
Europe...........................      76.3%
Pacific Rim......................      21.5%
North America....................       2.2%

FUND EXPENSES
AMERICAN BEACON INTERNATIONAL EQUITY FUND(SM)
APRIL 30, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as redemption fees, and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2008 through April 30, 2009.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as redemption fees. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                   Beginning    Ending
                                    Account     Account     Expenses Paid
                                     Value       Value      During Period*
                                    11/1/08     4/30/09    11/1/08-4/30/09
                                   ---------   ---------   ---------------
INSTITUTIONAL CLASS
Actual                             $1,000.00   $  980.24         $3.58
Hypothetical                       $1,000.00   $1,021.17         $3.66
   (5% return before expenses)
INVESTOR CLASS
Actual                             $1,000.00   $  978.46         $4.86
Hypothetical                       $1,000.00   $1,019.89         $4.96
   (5% return before expenses)
ADVISOR CLASS
Actual                             $1,000.00   $  976.82         $6.57
Hypothetical                       $1,000.00   $1,018.15         $6.71
   (5% return before expenses)
AMR CLASS
Actual                             $1,000.00   $  980.89         $2.36
Hypothetical                       $1,000.00   $1,022.41         $2.41
   (5% return before expenses)


* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.73%, 0.99%, 1.34% and 0.48% for the Institutional, Investor, Advisor and AMR Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           SHARES        VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
BRAZIL - 11.99%
COMMON STOCKS - 8.46%
      Amil Participacoes S.A. ## ...................          7,000   $       26
      Banco Bradesco S.A., ADR + ...................         12,900          158
      BM & F Bovespa S.A. ## .......................         75,000          304
      Centrais Eletricas Brasileiras S.A. ..........         24,966          328
      Cia de Bebidas das Americas, ADR + ...........          6,700          378
      Cia de Saneamento Basico do Estado de Sao
         Paulo .....................................          9,570          136
      Cia de Saneamento Basico do Estado de Sao
         Paulo, ADR + ..............................          1,260           36
      Cia de Saneamento de Minas Gerais-COPASA .....         27,100          295
      Cia Energetica de Minas Gerais, ADR + ........          2,474           37
      Cia Vale do Rio Doce, ADR + ..................         30,540          504
      Empresa Brasileira de Aeronautica S.A.
         (Embraer), ADR + ..........................          5,480           89
      Grendene S.A. ................................         45,400          309
      Itau Unibanco Banco Multiplo S.A., ADR + .....        118,875        1,632
      Lojas Renner SA ..............................         19,800          181
      Medial Saude S.A. ## .........................         52,000          162
      PDG Realty SA Empreendimentos e
         Participacoes .............................         17,700          167
      Perdigao S.A. ## .............................         22,605          333
      Petroleo Brasileiro S.A., ADR ................          1,750           59
      Petroleo Brasileiro S.A., A Shares, ADR ......         99,299        2,679
      Vivo Participacoes S.A., ADR + ...............          7,500          120
      Votorantim Celulose e Papel S.A., ADR ## + ...         10,650           93
                                                                      ----------
   TOTAL COMMON STOCKS .............................                       8,026
                                                                      ----------
PREFERRED STOCKS - 3.53%
      Banco Bradesco S.A. ..........................          7,500           93
      Braskem S.A. ## ..............................         83,300          235
      Cia de Tecidos do Norte de Minas -
         Coteminas ## ..............................         57,862          107
      Cia Energetica de Minas Gerais ...............         32,750          399
      Cia Vale do Rio Doce, ADR ....................         59,386          815
      Cia Vale do Rio Doce, A Shares ...............          9,804          136
      Companhia Paranaense de Energia ..............         17,500          216
      Itau Unibanco Banco Multiplo S.A. ............         11,487          160
      Net Servicos de Comunicacao S.A. ## ..........         42,377          347
      Tele Norte Leste Participacoes S.A., ADR + ...         40,310          627
      Ultrapar Participacoes S.A. ..................          7,600          212
                                                                      ----------
   TOTAL PREFERRED STOCKS ..........................                       3,347
                                                                      ----------
   TOTAL BRAZIL ....................................                      11,373
                                                                      ----------
CZECH REPUBLIC - 1.17%
COMMON STOCKS - 1.17%
      CEZ ..........................................         10,752          447
      Komercni Banka, a.s. .........................          2,864          387

                                                           SHARES        VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Telefonica O2 ## .............................         12,953   $      277
                                                                      ----------
   TOTAL CZECH REPUBLIC ............................                       1,111
                                                                      ----------
HONG KONG/CHINA - 17.06%
COMMON STOCKS - 17.06%
      Anhui Conch Cement Co. Ltd. ## + .............         58,200          390
      Anhui Expressway Co. Ltd. ....................        324,000          163
      Bank of China Ltd. ...........................      1,687,900          632
      Beijing Enterprises Holdings Ltd. ## + .......         66,500          292
      Belle International Holdings Ltd. ............        276,000          214
      Bosideng International Holdings Ltd. .........      2,798,000          227
      BYD Electronic International Co. Ltd. ........        194,000          100
      China Communications Services Corp. Ltd. ## ..        256,000          152
      China Construction Bank Corp. + ..............      1,116,000          652
      China Life Insurance Co. Ltd. + ..............        245,000          869
      China Mobile Ltd. ............................        225,500        1,967
      China Mobile Ltd., ADR .......................         12,340          533
      China Molybdenum Co. Ltd. ....................        166,000           84
      China Power International Development
         Ltd. + ....................................      2,261,800          511
      China Railway Construction Corp. Ltd. ## .....         66,100           92
      China Resources Power Holdings Co. Ltd. ......        120,000          271
      China Telecom Corp. Ltd. .....................        315,100          157
      China Unicom Hong Kong Ltd. + ................        336,744          388
      China Zhongwang Holdings Ltd. ## .............        392,400          358
      CNOOC Ltd. ...................................         92,000          103
      CNOOC Ltd., ADR + ............................          4,040          450
      COSCO Pacific Ltd. ...........................        462,000          442
      Datang International Power Generation Co.
         Ltd. + ....................................        294,000          143
      Denway Motors Ltd. ...........................        792,700          332
      Dongfang Electric Corp. Ltd. ## + ............         93,800          247
      Dongfeng Motor Group Co. Ltd. ................        814,000          614
      Focus Media Holding Ltd., ADR ## + ...........          9,100           57
      Global Bio-chem Technology Group Co. Ltd. ....      1,267,800          170
      GOME Electrical Appliances Holdings Ltd. ++ ..      2,368,000          345
      Huaneng Power International, Inc. ## .........        279,900          191
      Huaneng Power International, Inc., ADR ## +               530           14
      Industrial & Commercial Bank of China + ......      1,010,000          584
      NWS Holdings Ltd. ............................         72,167          146
      PetroChina Co. Ltd. + ........................      1,746,000        1,543
      PetroChina Co. Ltd., ADR + ...................          2,550          222
      Ping'an Insurance Co. Ltd. ## + ..............         61,000          381
      Shanghai Industrial Holdings Ltd. ............        171,750          588
      Sina Corp. ## ................................          3,100           87
      Sinopec Shanghai Petrochemical Co. Ltd. ......        421,470          144
      Sinotrans Ltd. ...............................      1,348,000          250
      Texwinca Holdings Ltd. .......................        244,000          150
      TPV Technology Ltd. + ........................        728,970          243
      Weiqiao Textile Co. + ........................        693,600          278

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           SHARES        VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Yanzhou Coal Mining Co. Ltd. ## ..............        346,000   $      326
      Yanzhou Coal Mining Co. Ltd., ADR ## + .......          8,940           86
                                                                      ----------
   TOTAL HONG KONG/CHINA ...........................                      16,188
                                                                      ----------
HUNGARY - 0.58%
COMMON STOCKS - 0.58%
      Gedeon Richter Rt. ## ........................          2,910          382
      Magyar Telekom Telecommunications plc ........         70,000          164
                                                                      ----------
   TOTAL HUNGARY ...................................                         546
                                                                      ----------
INDIA - 7.46%
COMMON STOCKS - 7.46%
      ACC Ltd. .....................................          7,700          101
      Andhra Bank ..................................         89,380          100
      Axis Bank Ltd. ...............................         16,900          190
      Bharat Heavy Electricals Ltd. ................         13,355          446
      Bharat Petroleum Corp. Ltd. ..................         10,383           80
      Deccan Chronicle Holdings Ltd. ...............         51,879           65
      Dr Reddys Laboratories Ltd. ## ...............         21,210          232
      Dr Reddys Laboratories Ltd., ADR ## + ........          2,230           25
      HDFC Bank Ltd. ...............................         29,263          650
      Hero Honda Motors Ltd. ## ....................         12,326          292
      Hindalco Industries Ltd. .....................         87,060           94
      Hindustan Petroleum Corp. Ltd. ...............         63,080          347
      Hindustan Unilever Ltd. ......................         87,767          413
      ICICI Bank Ltd., ADR + .......................          3,530           73
      India Cements Ltd. ...........................        136,880          315
      Infosys Technologies Ltd. ....................         17,112          512
      ITC Ltd. ## ..................................         62,750          237
      Jaiprakash Associates Ltd. ## ................         19,000           53
      Mahanagar Telephone Nigam Ltd. ...............        192,030          276
      Mahindra & Mahindra Ltd. .....................          8,905           88
      Maruti Suzuki India Ltd. .....................          5,882           96
      Oil & Natural Gas Corp. Ltd. .................         19,641          341
      Reliance Industries Ltd. .....................          5,190          188
      State Bank of India Ltd. ## ..................         19,630          509
      State Bank of India Ltd., GDR + # ............          9,700          543
      Steel Authority of India Ltd. ................         33,406           73
      Sterlite Industries (India) Ltd. .............          6,590           55
      Sterlite Industries (India) Ltd., ADR + ......         18,830          160
      Tata Consultancy Services Ltd. ...............         21,080          263
      Union Bank of India ## .......................         43,600          142
      Unitech Ltd. ## ..............................        130,863          119
                                                                      ----------
   TOTAL INDIA .....................................                       7,078
                                                                      ----------
INDONESIA - 2.58%
COMMON STOCKS - 2.58%
      Astra International Tbk PT ...................        124,900          212
      Bank Mandiri Tbk PT ..........................        969,000          254

                                                           SHARES        VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      PT Bank Central Asia Tbk .....................      1,130,500   $      358
      PT Bank Rakyat Indonesia Tbk .................        486,000          266
      PT Bumi Resources Tbk ........................        551,500           77
      PT Gudang Garam Tbk ..........................        388,800          274
      PT Kalbe Farma Tbk ...........................      2,502,600          213
      PT Perusahaan Gas Negara Persero Tbk .........        757,500          186
      PT Telekomunikasi Indonesia Tbk ..............        814,800          604
                                                                      ----------
   TOTAL INDONESIA .................................                       2,444
                                                                      ----------
ISRAEL - 1.13%
COMMON STOCKS - 1.13%
      Bank Hapoalim B.M. ## ........................         71,760          165
      Check Point Software Technologies Ltd. ## + ..          9,268          215
      Israel Discount Bank Ltd. ....................        236,905          223
      Teva Pharmaceutical Industries Ltd., ADR + ...         10,753          472
                                                                      ----------
   TOTAL ISRAEL ....................................                       1,075
                                                                      ----------
MALAYSIA - 3.05%
COMMON STOCKS - 3.05%
      Commerce Asset-Holding Bhd ...................         76,700          174
      Digi.Com BHD .................................         21,100          132
      Gamuda Bhd ...................................        433,500          292
      Genting Bhd ..................................        259,530          341
      Malayan Banking Bhd ..........................        670,170          817
      Resorts World Bhd ............................        384,300          261
      Sime Darby Bhd ...............................        244,500          454
      Tenaga Nasional Bhd ..........................        204,400          422
                                                                      ----------
   TOTAL MALAYSIA ..................................                       2,893
                                                                      ----------
MEXICO - 3.63%
COMMON STOCKS - 3.63%
      America Movil, S.A.B. de C.V., ADR ...........         44,787        1,471
      Consorcio ARA, S.A.B. de C.V. + ..............        339,400          104
      Desarrolladora Homex, S.A.B. de C.V.,
         ADR ## + ..................................          6,212          115
      Embotelladoras Arca, S.A.B. de C.V. + ........        111,530          251
      Gruma, S.A.B. de C.V. ## .....................        103,490           63
      Grupo Continential, S.A.B. de C.V. ...........        166,950          295
      Grupo Financiero Banorte, S.A.B. de C.V. ## ..        165,689          256
      Grupo Modelo, S.A.B. de C.V. ## ..............         74,400          217
      Grupo Televisa, S.A., ADR ## .................         25,000          387
      Wal-Mart de Mexico, S.A.B. de C.V. + .........        105,313          286
                                                                      ----------
   TOTAL MEXICO ....................................                       3,445
                                                                      ----------
NETHERLANDS - 0.00%
COMMON STOCKS - 0.00%
      X5 Retail Group NV, GDR ## ...................            251            3
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           SHARES        VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
PHILIPPINES - 0.28%
COMMON STOCKS - 0.28%
      ABS-CBN Broadcasting Corp. ...................         97,500   $       34
      Bank of the Philippine Islands ...............        143,527          117
      Metropolitan Bank & Trust ....................         58,200           36
      Union Bank of the Philippines ................        156,300           77
                                                                      ----------
   TOTAL PHILIPPINES ...............................                         264
                                                                      ----------
POLAND - 1.88%
COMMON STOCKS - 1.88%
      Bank Handlowy W Warszawie S.A. ## ............          5,975           93
      Bank Pekao S.A. ## ...........................         17,672          639
      Bank Zachodni WBK S.A. ## ....................          5,433          144
      KGHM Polska Miedz S.A. .......................          2,688           48
      PGNiG Group ## ...............................        106,450          123
      Powszechna Kasa Oszczednosci Bank Polski
         SA ........................................         48,997          394
      Telekomunikacja Polska S.A. ..................         65,072          344
                                                                      ----------
   TOTAL POLAND ....................................                       1,785
                                                                      ----------
RUSSIA - 5.23%
COMMON STOCKS - 5.23%
      Gazprom OAO, ADR .............................         83,910        1,500
      LUKOIL Oil Co., ADR + ........................         34,712        1,548
      Mobile TeleSystems OJSC, ADR ## ..............         10,010          332
      OAO Severstal, GDR # .........................          9,060           35
      OJSC MMC Norilsk Nickel, ADR + ...............         40,024          333
      OJSC Rosneft Oil Co. ## ......................         86,754          456
      Polyus Gold Co., ADR ## + ....................          9,141          207
      Vimpel-Communications, ADR ## ................         30,276          285
      Wimm-Bill-Dann Foods OJSC, ADR ## + ..........          3,912          175
      X 5 Retail Group NV ## .......................          6,524           87
                                                                      ----------
   TOTAL RUSSIA ....................................                       4,958
                                                                      ----------
SOUTH AFRICA - 6.96%
COMMON STOCKS - 6.96%
      African Bank Investments Ltd. ................         69,379          222
      Anglo Platinum Ltd. ## .......................          3,547          192
      AngloGold Ashanti Ltd. .......................          8,675          268
      AngloGold Ashanti Ltd., ADR + ................         21,544          664
      ArcelorMittal South Africa Ltd. ..............         11,380          108
      FirstRand Ltd. ...............................        312,410          481
      Gold Fields Ltd., ADR + ......................         15,760          164
      Harmony Gold Mining Co. Ltd. ## ..............         15,300          143
      Harmony Gold Mining Co. Ltd., ADR ## .........          2,300           21
      Impala Platinum Holdings Ltd. ................         19,500          377
      JD Group Ltd. ................................         49,860          202
      Mr Price Group Ltd. ..........................         48,193          149
      MTN Group Ltd. ...............................         54,696          717

                                                           SHARES        VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Nampak Ltd. ..................................        211,240   $      314
      Naspers Ltd. .................................         20,626          423
      Nedbank Group Ltd. ...........................         42,284          434
      SABMiller plc ................................         14,704          251
      Sanlam Ltd. ..................................         59,040          111
      Sappi Ltd. ...................................         82,614          222
      Sasol Ltd. ...................................         10,295          314
      Sasol Ltd., ADR ..............................          4,610          139
      Telkom South Africa Ltd. .....................         34,410          436
      Tiger Brands Ltd. ............................         16,249          254
                                                                      ----------
   TOTAL SOUTH AFRICA ..............................                       6,606
                                                                      ----------
SOUTH KOREA - 12.82%
COMMON STOCKS - 12.54%
      Amorepacific Corp. ...........................            398          212
      Cheil Industries, Inc. .......................          5,888          211
      Cheil Worldwide, Inc. ........................          1,202          218
      Hanwha Chemical Corp. ........................          5,001           45
      Hyundai Motor Co. ............................          7,638          408
      Kangwon Land, Inc. ...........................         19,990          243
      KB Financial Group, Inc. ## ..................         32,707        1,013
      KB Financial Group, Inc., ADR ## + ...........            420           13
      Korea Electric Power Corp. ## ................         25,555          558
      KT Corp. .....................................          8,910          260
      KT Corp., ADR + ..............................         27,550          395
      KT&G Corp. ...................................          4,260          234
      LG Chemical Ltd. .............................          3,487          385
      LG Electronics, Inc. .........................          3,734          308
      LG Telecom Ltd. ..............................         13,270           93
      Lotte Shopping Co. Ltd. ......................          2,771          484
      NHN Corp. ## .................................          3,992          484
      POSCO ........................................          1,676          519
      POSCO, ADR ...................................            650           50
      Samsung Electronics Co. Ltd. .................          6,586        3,039
      Samsung Fire & Marine Insurance Co. Ltd. .....          1,810          247
      Shinhan Financial Group Co. Ltd. ## ..........         34,816          860
      SK Telecom Co. Ltd. ..........................          2,731          391
      SK Telecom Co. Ltd., ADR .....................         41,140          645
      SSCP Co. Ltd. ## .............................          8,596           88
      Woongjin Coway Co. Ltd. ......................         19,726          491
                                                                      ----------
   TOTAL COMMON STOCKS .............................                      11,894
                                                                      ----------
PREFERRED STOCKS - 0.28%
      Samsung Electronics Co. Ltd. .................          1,043          270
                                                                      ----------
   TOTAL SOUTH KOREA ...............................                      12,164
                                                                      ----------
TAIWAN - 10.06%
COMMON STOCKS - 10.06%
      Acer, Inc. ...................................        165,680          317

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           SHARES        VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Cathay Financial Holding Co. Ltd..............        351,400   $      394
      China Motor Corp..............................         39,245           17
      Chinatrust Financial Holding Co. Ltd..........        891,267          408
      Chunghwa Telecom Co. Ltd......................        170,196          324
      Compal Electronics, Inc.......................        640,379          544
      First Financial Holding Co. Ltd...............        427,873          226
      Fubon Financial Holding Co. Ltd. ##...........        302,000          235
      HON HAI Precision Industry Co. Ltd............        409,750        1,184
      HTC Corp......................................         35,400          480
      Mega Financial Holding Co. Ltd................        700,000          284
      Nan Ya Printed Circuit Board Corp.............        104,480          292
      Nien Hsing Textile Co. Ltd....................        144,000           51
      Quanta Computer, Inc..........................        352,875          527
      Siliconware Precision Industries Co. ##.......        226,000          284
      SinoPac Financial Holdings Co. Ltd............      1,851,987          487
      Taiwan Fertilizer Co. Ltd.....................         21,000           48
      Taiwan Semiconductor Manufacturing Co.
         Ltd........................................      1,034,503        1,727
      Taiwan Semiconductor Manufacturing Co.
         Ltd., ADR..................................         12,600          133
      United Microelectronics Corp..................      2,150,226          806
      Wistron Corp. ##..............................        180,000          228
      Yaego Corp....................................      1,000,000          226
      Yuanta Financial Holding Co. Ltd..............        549,000          322
                                                                      ----------
   TOTAL TAIWAN.....................................                       9,544
                                                                      ----------
THAILAND - 3.14%
COMMON STOCKS - 3.14%
      Bangkok Bank PCL..............................        196,390          475
      Charoen Pokphand Foods PCL....................      3,244,200          305
      Kasikornbank PCL..............................        479,800          757
      Krung Thai Bank PCL...........................      2,282,000          343
      PTT Exploration & Production PCL..............         36,000          106
      PTT PCL.......................................         77,900          397
      Siam Cement PCL...............................         86,500          299
      Siam Commercial Bank PCL......................         70,500          117
      Thai Union Frozen Products PCL................        297,400          177
                                                                      ----------
   TOTAL THAILAND...................................                       2,976
                                                                      ----------
TURKEY - 3.08%
COMMON STOCKS - 3.08%
      Akbank TAS....................................        134,472          521
      Anadolu Efes Biracilik Ve Malt Sanayii
         A.S. ##....................................         21,655          154
      Haci Omer Sabanci Holding A.S. ##.............         46,843          120
      Turk Telekomunikasyon A.S. ##.................         36,035           99
      Turkcell Iletisim Hizmetleri A.S..............         64,058          328
      Turkcell Iletisim Hizmetleri A.S., ADR ## +...         16,710          212
      Turkiye Garanti Bankasi A.S. ##...............        306,541          644
      Turkiye Halk Bankasi A.S. ##..................         52,414          183
      Turkiye Is Bankasi (Isbank)...................        159,310          460

                                                           SHARES        VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
      Turkiye Sise ve Cam Fabrikalari A.S. ## ......        250,337   $      196
                                                                      ----------
   TOTAL TURKEY ....................................                       2,917
                                                                      ----------
UNITED KINGDOM - 0.08%
COMMON STOCKS - 0.08%
      JKX Oil & Gas plc ............................         25,530           77
                                                                      ----------
SHORT TERM INVESTMENTS - 6.75%
      Columbia Government Reserve Fund .............      5,302,720        5,303

                                                            PAR
                                                          AMOUNT
                                                       ------------
      U.S. Treasury,
         0.08%, Due 6/11/2009 ss. ..................   $      1,105        1,105
                                                                      ----------
   TOTAL SHORT TERM INVESTMENTS ....................                       6,408
                                                                      ----------

                                                          SHARES
                                                       ------------
SECURITIES LENDING
COLLATERAL - 11.54%
      American Beacon U.S. Government Money
         Market Select Fund * ......................      2,351,168        2,351
      State Street Navigator Securities Lending
         Prime Portfolio ...........................      8,600,738        8,601
                                                                      ----------
   TOTAL SECURITIES LENDING COLLATERAL .............                      10,952
                                                                      ----------
TOTAL INVESTMENTS 110.47% - (COST $113,464) ........                     104,807
LIABILITIES, NET OF OTHER ASSETS - (10.47%) ........                      (9,932)
                                                                      ----------
TOTAL NET ASSETS - 100.00% .........................                  $   94,875
                                                                      ==========

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2009.

++ Valued at fair value pursuant to procedures approved by the Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $578 or 0.61% of net assets. The Fund has no right to demand registration of these securities.

ss. At April 30, 2009, security pledged as collateral for open futures contracts.

*    The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                             UNREALIZED
                         NUMBER OF   EXPIRATION   MARKET   APPRECIATION/
                         CONTRACTS      DATE       VALUE   (DEPRECIATION)
                         ---------   ----------   ------   --------------
Emini S&P 500 Index...      171       Jun 2009    $7,439        $816
                                                  ======        ====

SECTOR DIVERSIFICATION

                                      Percent of
                                      Net Assets
                                      ----------
Communications.....................       1.19%
Consumer Discretionary.............       7.54%
Consumer Staples...................       4.55%
Energy.............................      11.27%
Financials.........................      22.81%
Health Care........................       1.60%
Industrials........................       4.65%
Information Technology.............      12.21%
Materials..........................       9.24%
Telecommunication Services.........      12.73%
Utilities..........................       4.38%
Short Term Investments.............      18.30%
Liabilities, Net of Other Assets...     (10.47)%
                                        ------
                                        100.00%
                                        ======

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
AUSTRALIA - 0.49%
COMMON STOCKS - 0.49%
   Insurance Australia Group Ltd....................      2,154,061   $    5,432
                                                                      ----------
AUSTRIA - 0.24%
COMMON STOCKS - 0.24%
   Telekom Austria AG...............................        202,700        2,685
                                                                      ----------
BELGIUM - 0.36%
COMMON STOCKS - 0.36%
   Anheuser-Busch Companies, Inc. +.................        127,200        3,924
                                                                      ----------
BERMUDA - 0.21%
COMMON STOCKS - 0.21%
   Esprit Holdings Ltd. ##..........................        374,000        2,309
                                                                      ----------
CANADA - 1.74%
COMMON STOCKS - 1.74%
   Manulife Financial Corp..........................        425,636        7,248
   Precision Drilling Trust +.......................        819,901        3,896
   TELUS Corp.......................................        339,469        8,108
                                                                      ----------
TOTAL CANADA........................................                      19,252
                                                                      ----------
DENMARK - 0.21%
COMMON STOCKS - 0.21%
   Novo Nordisk.AS ##...............................         47,425        2,270
                                                                      ----------
FINLAND - 1.70%
COMMON STOCKS - 1.70%
   Nokia Oyj +......................................        988,845       14,300
   UPM-Kymmene Oyj..................................        499,367        4,513
                                                                      ----------
TOTAL FINLAND.......................................                      18,813
                                                                      ----------
FRANCE - 13.60%
COMMON STOCKS - 13.60%
   Accor S.A. ##....................................         50,500        2,153
   AXA S.A. ## +....................................        700,921       11,820
   BNP Paribas ##...................................        161,068        8,578
   Bouygues S.A. +..................................         64,500        2,775
   Carrefour S.A. ## +..............................        208,060        8,504
   Compagnie Generale des Etablissements
      Michelin ## +.................................         90,220        4,655
   Credit Agricole S.A..............................        530,773        7,865
   EDF..............................................         76,785        3,587
   France Telecom S.A...............................        717,877       16,023
   GDF Suez +.......................................        130,800        4,725
   Groupe Danone +..................................         42,300        2,022
   Sanofi-Aventis S.A. +............................        443,282       25,671
   Technip S.A. +...................................        269,169       11,701

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Total S.A........................................        431,237   $   21,878
   VINCI S.A. +.....................................        246,269       11,144
   Vivendi S.A. ## +................................        264,220        7,156
                                                                      ----------
TOTAL FRANCE........................................                     150,257
                                                                      ----------
GERMANY - 11.87%
COMMON STOCKS - 11.30%
   adidas AG +......................................         64,600        2,446
   Allianz SE +.....................................         56,602        5,223
   Bayer AG ## +....................................         98,969        4,925
   Bayerische Motoren Werke AG......................        178,770        6,209
   Celesio AG +.....................................        245,480        5,453
   Daimler AG.......................................         68,400        2,457
   Deutsche Post AG.................................      1,286,985       14,899
   E.ON AG +........................................        808,982       27,444
   Linde AG ## +....................................         90,661        7,237
   Merck KGaA.......................................         81,740        7,349
   Muenchener Rueckversicherungs-Gesellschaft
      AG +..........................................         45,297        6,271
   SAP AG...........................................        140,910        5,411
   Siemens AG.......................................        437,558       29,543
                                                                      ----------
TOTAL COMMON STOCKS.................................                     124,867
                                                                      ----------
PREFERRED STOCKS - 0.57%
   Henkel AG & Co. KGaA +...........................        231,222        6,281
                                                                      ----------
TOTAL GERMANY.......................................                     131,148
                                                                      ----------
GREECE - 1.22%
COMMON STOCKS - 1.22%
   OPAP S.A.........................................        289,765        8,987
   Public Power Corp. S.A...........................        228,870        4,442
                                                                      ----------
TOTAL GREECE........................................                      13,429
                                                                      ----------
HONG KONG/CHINA - 1.50%
COMMON STOCKS - 1.50%
   Cheung Kong Holdings Ltd.........................        472,500        4,963
   Hutchison Whampoa Ltd............................        187,000        1,105
   Swire Pacific Ltd................................        622,100        4,884
   Yue Yuen Industrial Holdings Ltd.................      2,537,667        5,645
                                                                      ----------
TOTAL HONG KONG/CHINA...............................                      16,597
                                                                      ----------
IRELAND - 0.82%
COMMON STOCKS - 0.82%
   C&C Group plc....................................      1,138,147        2,624
   CRH plc, ADR.....................................        167,632        4,407
   Smurfit Kappa Group plc..........................        688,413        2,015
                                                                      ----------
TOTAL IRELAND.......................................                       9,046
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
ITALY - 2.52%
COMMON STOCKS - 2.52%
   Atlantia S.p.A ##................................        157,900   $    2,806
   Eni S.p.A........................................        486,151       10,581
   Finmeccanica SpA ##..............................        275,110        3,906
   Intesa Sanpaolo S.p.A ##.........................        824,480        2,659
   Mediaset S.p.A. ##...............................        923,190        5,225
   UniCredit S.p.A. ##..............................      1,086,667        2,687
                                                                      ----------
TOTAL ITALY.........................................                      27,864
                                                                      ----------
JAPAN - 14.17%
COMMON STOCKS - 14.17%
   Aeon Co. Ltd. +..................................        695,800        5,419
   Canon, Inc.......................................        158,200        4,732
   Central Japan Railway Co.........................            544        3,216
   Chiyoda Corp.....................................        426,000        2,536
   Chuo Mitsui Trust Holdings, Inc..................      1,093,400        3,559
   Daito Trust Construction Co. Ltd.................        104,900        4,350
   Fanuc Ltd........................................        118,400        8,488
   FUJIFILM Holdings Corp...........................        107,900        2,735
   Haseko Corp. ##..................................      4,226,018        2,657
   Honda Motor Co. Ltd..............................        157,700        4,549
   HOYA Corp........................................        149,400        2,571
   INPEX Corp.......................................            335        2,116
   Japan Tobacco, Inc...............................          1,360        3,406
   JS Group Corp....................................        308,100        3,749
   KDDI Corp........................................          1,792        8,032
   Keyence Corp. ##.................................          5,900        1,039
   Konica Minolta Holdings, Inc.....................        347,500        2,826
   Kurita Water Industries Ltd. ##..................         67,300        1,624
   Mitsubishi Corp..................................        182,200        2,790
   Mitsubishi Estate Co. Ltd........................        156,000        2,030
   Mitsubishi Gas Chemical Co., Inc.................        859,000        3,981
   Mitsubishi UFJ Financial Group, Inc..............      1,726,700        9,367
   NGK Spark Plug Co. Ltd. +........................        541,000        5,200
   Nintendo Co. Ltd.................................         11,400        3,041
   Nomura Research Institute Ltd....................        134,300        2,375
   Olympus Corp. +..................................         52,800          857
   Sankyo Co. Ltd...................................        110,800        5,595
   Secom Co. Ltd....................................         93,400        3,447
   Shin-Etsu Chemical Company Ltd...................        106,900        5,160
   Sony Corp........................................        118,902        3,050
   Sony Financial Holdings, Inc.....................          2,609        8,175
   Sumitomo Mitsui Financial Group, Inc.............        110,300        3,803
   T&D Holdings, Inc................................         34,950        1,035
   Takeda Pharmaceutical Co. Ltd....................         74,900        2,658
   Tokio Marine Holdings, Inc.......................         43,900        1,155
   Tokyo Electron Ltd...............................        216,900        9,853
   Tokyo Gas Co. Ltd. ##............................        332,000        1,259
   Toyota Motor Corp. ##............................        280,700       10,958

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Yamaha Motor Co. Ltd.............................        304,400   $    3,201
                                                                      ----------
TOTAL JAPAN.........................................                     156,594
                                                                      ----------
NETHERLANDS - 5.24%
COMMON STOCKS - 5.24%
   Akzo Nobel N.V. +................................        207,557        8,760
   ASML Holding N.V.................................        401,720        8,270
   ING Groep N.V. ##................................        379,330        3,556
   Koninklijke Philips Electronics N.V. ##..........        707,136       12,874
   Randstad Holding N.V. ## +.......................         55,060        1,271
   Reed Elsevier N.V................................        409,961        4,534
   SBM Offshore N.V. ## +...........................        258,280        4,203
   TNT N.V..........................................        465,355        8,657
   Unilever N.V.....................................        292,965        5,824
                                                                      ----------
TOTAL NETHERLANDS...................................                      57,949
                                                                      ----------
NORWAY - 0.87%
COMMON STOCKS - 0.87%
   Aker Solutions ASA...............................        783,350        4,814
   Stolt-Nielsen S.A................................         88,384          781
   Telenor ASA ##...................................        640,840        4,022
                                                                      ----------
TOTAL NORWAY........................................                       9,617
                                                                      ----------
PORTUGAL - 0.52%
COMMON STOCKS - 0.52%
   Portugal Telecom, SGPS, S.A. +...................        747,760        5,748
                                                                      ----------
SINGAPORE - 2.66%
COMMON STOCKS - 2.66%
   DBS Group Holdings Ltd...........................      2,483,182       15,934
   Flextronics International Ltd. ##................        848,510        3,292
   Singapore Telecommunications Ltd.................      5,892,000       10,188
                                                                      ----------
TOTAL SINGAPORE.....................................                      29,414
                                                                      ----------
SOUTH KOREA - 1.18%
COMMON STOCKS - 1.18%
   Hyundai Heavy Industries.........................         49,183        8,817
   KB Financial Group, Inc., ADR ## +...............        132,710        4,231
                                                                      ----------
TOTAL SOUTH KOREA...................................                      13,048
                                                                      ----------
SPAIN - 2.51%
COMMON STOCKS - 2.51%
   Banco Santander S.A..............................        361,009        3,473
   Banco Santander S.A., GDR ##.....................        400,828        3,688
   Enagas S.A. ##...................................        100,485        1,759
   Repsol YPF S.A...................................        257,990        4,939
   Telefonica S.A. ##...............................        726,270       13,847
                                                                      ----------
TOTAL SPAIN.........................................                      27,706
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
SWEDEN - 1.80%
COMMON STOCKS - 1.80%
   Atlas Copco AB +.................................        645,240   $    6,076
   Nordea Bank AB...................................        582,370        4,276
   Telefonaktiebolaget LM Ericsson ## +.............      1,082,375        9,553
                                                                      ----------
TOTAL SWEDEN........................................                      19,905
                                                                      ----------
SWITZERLAND - 7.34%
COMMON STOCKS - 7.34%
   Adecco S.A. ##...................................        130,550        5,172
   Credit Suisse Group AG...........................        178,066        6,958
   Julius Baer Holdings.............................        126,800        4,222
   Lonza Group AG +.................................         52,740        4,861
   Nestle S.A. +....................................        286,838        9,389
   Novartis AG......................................        327,330       12,447
   Richemont S.A. ##................................        319,086        5,759
   Roche Holding AG.................................         56,180        7,113
   Swiss Reinsurance................................        100,960        2,431
   UBS AG ##........................................        853,789       11,932
   Zurich Financial Services AG.....................         57,666       10,822
                                                                      ----------
TOTAL SWITZERLAND...................................                      81,106
                                                                      ----------
UNITED KINGDOM - 20.17%
COMMON STOCKS - 20.17%
   Anglo American plc ##............................        325,770        7,152
   Aviva plc........................................      1,874,344        8,748
   BAE Systems plc..................................      3,465,085       18,364
   BG Group plc.....................................        145,400        2,351
   BP plc...........................................      2,655,249       18,953
   British American Tobacco plc ##..................        299,558        7,263
   British Sky Broadcasting Group plc...............        863,040        6,215
   Cadbury plc......................................        499,764        3,752
   Cairn Energy plc ##..............................         34,200        1,084
   Centrica plc.....................................      1,359,965        4,567
   Compass Group plc................................        735,520        3,526
   GlaxoSmithKline plc..............................      1,131,896       17,565
   HSBC Holdings plc................................      2,921,544       20,715
   Imperial Tobacco Group plc.......................        203,210        4,663
   Kingfisher plc...................................      1,256,400        3,459
   Michael Page International ##....................        546,569        2,232
   National Grid plc................................        228,981        1,912
   Pearson plc......................................        534,980        5,591
   Prudential plc...................................        702,300        4,086
   Reckitt Benckiser Group plc......................         59,800        2,359
   Rio Tinto plc....................................         97,200        3,989
   Rolls-Royce Group plc C Shares Entitlement
      Jul. 09 ## ++.................................     87,828,312          130
   Rolls-Royce Group plc............................      1,023,640        5,118
   Royal Dutch Shell plc, A Shares +................        334,822        7,784
   Royal Dutch Shell plc, B Shares..................        581,659       13,398

                                                          SHARES         VALUE
                                                       ------------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Smith Nephew ##..................................        429,240   $    3,051
   Smiths Group plc ##..............................        275,620        2,991
   Standard Chartered plc...........................        167,390        2,620
   Tesco plc........................................        615,900        3,072
   Unilever plc.....................................        521,061       10,221
   Vodafone Group plc...............................     14,106,744       26,023
                                                                      ----------
TOTAL UNITED KINGDOM................................                     222,954
                                                                      ----------
UNITED STATES - 0.13%
COMMON STOCKS - 0.13%
   News Corp........................................        172,040        1,421
                                                                      ----------
SHORT TERM INVESTMENTS - 4.68%
   American Beacon U.S. Government Money
      Market Select Fund #..........................     10,000,000       10,000
   Columbia Government Reserve Fund.................     41,722,418       41,722
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS........................                      51,722
                                                                      ----------
SECURITIES LENDING
COLLATERAL - 18.65%
   JP Morgan U.S. Government Money Market
      Fund..........................................    103,053,049      103,053
   Wells Fargo Advantage Government Money
      Market Fund...................................    103,053,049      103,053
                                                                      ----------
   TOTAL SECURITIES LENDING COLLATERAL..............                     206,106
                                                                      ----------
TOTAL INVESTMENTS 116.40% - (COST $1,509,234).......                   1,286,316
LIABILITIES, NET OF OTHER ASSETS - (16.40%).........                    (181,213)
                                                                      ----------
TOTAL NET ASSETS - 100.00%..........................                  $1,105,103
                                                                      ==========

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2009.

++ Valued at fair value pursuant to procedures approved by the Board of Trustees.

#    The Fund is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)


                                                                        UNREALIZED
                                   NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                                   CONTRACTS      DATE       VALUE    (DEPRICIATION)
                                   ---------   ----------   -------   --------------
Australia SPI Index ...............     75      Jun 2009    $ 5,188       $  176
Canada S&PCDA 60 Index ...........      77      Jun 2009      7,309          391
France CAC 40 Index ..............     190      Jun 2009      7,729          787
Germany DAX Index ................      39      Jun 2009      6,200          732
Hang Seng Index ..................      21      May 2009      2,085           91
Italy MIB 30 Index ...............      24      Jun 2009      2,976          459
Netherlands 200 AEX Index ........      32      May 2009      2,039           44
Spain IBEX 35 Index ..............      29      May 2009      3,418           79
Sweden OMX Index .................     223      May 2009      2,103           63
Tokyo FE TOPIX Index .............     198      Jun 2009     16,925          677
UK FTSE 100 Index ................     230      Jun 2009     14,338        1,090
                                                            -------       ------
                                                            $70,310       $4,589
                                                            =======       ======


                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                  SETTLEMENT    MARKET      UNREALIZED
                                                                     DATE       VALUE       GAIN/(LOSS)
                                                                  ----------   -------   ---------------
CONTRACTS TO DELIVER
       2,450    Australian Dollar .............................    6/19/2009   $1,775         $  (39)
       3,066    Canadian Dollar ...............................    6/19/2009    2,570            (76)
       5,720    Euro Currency .................................    6/19/2009    7,567             53
     614,776    Japanese Yen ..................................    6/19/2009    6,237            (44)
       3,732    Pound Sterling ................................    6/19/2009    5,521            (10)
       5,251    Swedish Krona .................................    6/19/2009      653             (5)
       2,085    Swiss Franc ...................................    6/19/2009    1,828              0
 TOTAL CONTRACTS TO DELIVER                                                    -------        ------
    (RECEIVABLE AMOUNT $26,030)                                                $26,151        $ (121)
                                                                               -------        ------
CONTRACTS TO RECEIVE
       8,053    Australian Dollar .............................    6/19/2009   $ 5,835        $  432
       9,129    Canadian Dollar ...............................    6/19/2009     7,652           425
      17,219    Euro Currency .................................    6/19/2009    22,778           281
   2,345,366    Japanese Yen ..................................    6/19/2009    23,797          (153)
      11,257    Pound Sterling ................................    6/19/2009    16,652           684
      15,117    Swedish Krona .................................    6/19/2009     1,879            84
       7,895    Swiss Franc ...................................    6/19/2009     6,922           117
  TOTAL CONTRACTS TO RECEIVE                                                   -------        ------
     (PAYABLE AMOUNT $83,645)                                                  $85,515        $1,870
                                                                               -------        ------
 Net Currency Fluctuation                                                                     $1,749
                                                                                              ======

SECTOR DIVERSIFICATION

                                                                  Percent of
                                                                  Net Assets
                                                                  ----------
Consumer Discretionary .......................................       12.65%
Consumer Staples .............................................        6.42%
Energy .......................................................        9.74%
Financials ...................................................       18.50%
Health Care ..................................................        7.64%
Industrials ..................................................       14.87%
Information Technology .......................................        5.56%
Materials ....................................................        5.05%
Telecommunication Services ...................................        8.57%
Utilities ....................................................        4.07%
Short Term Investments .......................................       23.33%
Liabilities, Net of Other Assets .............................      ------
                                                                    100.00%
                                                                    ======

                                See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED) (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                               EMERGING
                                                                                MARKETS    INTERNATIONAL
                                                                                 FUND       EQUITY FUND
                                                                              ----------   -------------
ASSETS:
   Investments in unaffiliated securities, at value (A, D) ................   $  102,456    $ 1,276,316
   Investments in affiliated securities, at value (B) .....................        2,351         10,000
   Foreign currency, at value (C) .........................................          920          7,729
   Cash ...................................................................           --          1,109
   Deposit with brokers for futures contracts .............................           --         11,330
   Receivable for investments sold ........................................          809          8,180
   Dividends and interest receivable ......................................          349          6,273
   Receivable for fund shares sold ........................................           12          1,093
   Receivable for tax reclaims ............................................            5            483
   Receivable for variation margin on open futures contracts ..............            8          1,186
   Net unrealized appreciation on foreign currency contracts ..............           --          1,749
   Prepaid expenses .......................................................           18             56
   Other assets ...........................................................           --             41
                                                                              ----------    -----------
      TOTAL ASSETS ........................................................      106,928      1,325,545
                                                                              ----------    -----------
LIABILITIES:
   Payable for investments purchased ......................................          845         10,040
   Payable upon return of securities loaned ...............................       10,952        207,215
   Payable for fund shares redeemed .......................................           42          1,653
   Management and investment advisory fees payable (Note 2) ...............          195            952
   Administrative service and service fees payable ........................            6            296
   Other liabilities ......................................................           13            286
                                                                              ----------    -----------
      TOTAL LIABILITIES ...................................................       12,053        220,442
                                                                              ----------    -----------
NET ASSETS ................................................................   $   94,875    $ 1,105,103
                                                                              ==========    ===========
ANALYSIS OF NET ASSETS:
Paid-in-capital ...........................................................      137,005      1,546,766
Undistributed net investment income .......................................          193         17,636
Accumulated net realized (loss) ...........................................      (34,491)      (243,003)
Unrealized (depreciation) of investments, futures contracts, and foreign
   currency ...............................................................       (7,832)      (216,296)
                                                                              ----------    -----------
NET ASSETS ................................................................   $   94,875    $ 1,105,103
                                                                              ==========    ===========
Shares outstanding (no par value):
   Institutional Class ....................................................      732,681     34,055,209
                                                                              ==========    ===========
   Investor Class .........................................................      661,759     30,894,856
                                                                              ==========    ===========
   Advisor Class ..........................................................          N/A        136,674
                                                                              ==========    ===========
   AMR Class ..............................................................    9,670,433     27,797,490
                                                                              ==========    ===========
Net asset value, offering and redemption price per share:
   Institutional Class ....................................................   $     8.55    $     11.93
                                                                              ==========    ===========
   Investor Class .........................................................   $     8.43    $     11.79
                                                                              ==========    ===========
   Advisor Class ..........................................................          N/A    $     11.73
                                                                              ==========    ===========
   AMR Class ..............................................................   $     8.59    $     11.99
                                                                              ==========    ===========

(A) Cost of investments in unaffiliated securities ........................   $  111,113    $ 1,499,234
(B) Cost of investments in affiliated securities ..........................   $    2,351    $    10,000
(C) Cost of foreign currency ..............................................   $      908    $     7,693
(D) Market value of securities on loan ....................................   $   10,512    $   196,972

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) (IN THOUSANDS)

                                                                              EMERGING
                                                                               MARKETS   INTERNATIONAL
                                                                                FUND      EQUITY FUND
                                                                              --------   -------------
INVESTMENT INCOME:
   Dividend income from unaffiliated securities (net of foreign
      taxes) (A) ..........................................................   $    831     $  20,617
   Dividend income from affiliated securities .............................          7            42
   Interest income ........................................................          3            30
   Income derived from securities lending, net ............................         89           531
                                                                              --------     ---------
         TOTAL INVESTMENT INCOME ..........................................        930        21,220
                                                                              --------     ---------
EXPENSES:
   Management and investment advisory fees (Note 2) .......................        308         1,756
   Administrative service fees (Note 2):
      Institutional Class .................................................          8           652
      Investor Class ......................................................          7           540
      Advisor Class .......................................................         --             2
      AMR Class ...........................................................         18            77
   Transfer agent fees:
      Institutional Class .................................................         --            27
      Investor Class ......................................................          2            21
      Advisor Class .......................................................         --             1
      AMR Class ...........................................................          3            12
   Custody and fund accounting fees .......................................        210           167
   Professional fees ......................................................         27            35
   Registration fees and expenses .........................................         14            35
   Service fees (Note 2):
      Investor Class ......................................................          6           460
      Advisor Class .......................................................         --             2
   Distribution fees- Advisor Class (Note 2) ..............................         --             2
   Prospectus and shareholder reports .....................................          5           147
   Trustee fees ...........................................................          2            33
   Other expenses .........................................................         43           141
                                                                              --------     ---------
         TOTAL EXPENSES ...................................................        653         4,110
                                                                              --------     ---------
NET INVESTMENT INCOME .....................................................        277        17,110
                                                                              --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from: (B)
      Investments .........................................................    (15,601)     (189,872)
      Commission recapture (Note 1) .......................................         --            33
      Foreign currency transactions .......................................     (4,409)      (25,838)
      Futures contracts ...................................................     (2,208)      (24,231)
   Change in net unrealized appreciation or depreciation of:
      Investments .........................................................     27,823       134,358
      Foreign currency translations .......................................      4,228        30,760
      Futures contracts ...................................................      2,131        21,382
                                                                              --------     ---------
         NET GAIN (LOSS) ON INVESTMENTS ...................................     11,964       (53,408)
                                                                              --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ 12,241     $ (36,298)
                                                                              ========     =========
(A) Foreign taxes .........................................................   $     95     $   1,964
(B) Net of foreign withholding taxes on capital gains .....................   $      2     $      --

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

                                                                               Emerging Markets Fund    International Equity Fund
                                                                             ------------------------  ---------------------------
                                                                             Six Months
                                                                                Ended      Year Ended    Six Months    Year Ended
                                                                              April 30,   October 31,       Ended      October 31,
                                                                                 2009         2008     April 30, 2009      2008
                                                                             -----------  -----------  --------------  -----------
                                                                             (unaudited)                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income ..................................................   $    277     $   2,837     $   17,110    $    71,599
   Net realized gain (loss) on investments, futures contracts, and foreign
      currency transactions ...............................................    (22,218)        1,673       (239,908)        33,063
   Change in net unrealized appreciation or depreciation of investments,
      futures contracts, and foreign currency translations ................     34,182      (133,877)       186,500     (1,329,781)
                                                                              --------     ---------     ----------    -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
            OPERATIONS ....................................................     12,241      (129,367)       (36,298)    (1,225,119)
                                                                              --------     ---------     ----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class .................................................       (129)          (58)       (22,416)       (40,937)
      Investor Class ......................................................        (93)          (43)       (17,116)       (20,913)
      Advisor Class .......................................................         --            --            (61)          (105)
      AMR Class ...........................................................     (2,146)       (2,023)       (17,313)       (18,454)
   Net realized gain on investments:
      Institutional Class .................................................       (798)       (2,019)       (12,166)      (155,609)
      Investor Class ......................................................       (756)       (1,876)       (10,088)       (87,859)
      Advisor Class .......................................................         --            --            (40)          (482)
      AMR Class ...........................................................    (11,267)      (39,911)        (8,489)       (63,681)
                                                                              --------     ---------     ----------    -----------
         NET DISTRIBUTIONS TO SHAREHOLDERS ................................    (15,189)      (45,930)       (87,689)      (388,040)
                                                                              --------     ---------     ----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ..........................................     10,727        28,155        145,312        443,828
   Reinvestment of dividends and distributions ............................     15,153        45,849         81,731        366,395
   Cost of shares redeemed ................................................    (11,243)     (112,884)      (321,599)    (1,148,081)
   Redemption fees ........................................................          9           161            130            868
                                                                              --------     ---------     ----------    -----------
         NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
            TRANSACTIONS ..................................................     14,646       (38,719)       (94,426)      (336,990)
                                                                              --------     ---------     ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS .....................................     11,698      (214,016)      (218,413)    (1,950,149)
                                                                              --------     ---------     ----------    -----------
NET ASSETS:
   Beginning of period ....................................................     83,177       297,193      1,323,516      3,273,665
                                                                              --------     ---------     ----------    -----------
   END OF PERIOD * ........................................................   $ 94,875     $  83,177     $1,105,103    $ 1,323,516
                                                                              ========     =========     ==========    ===========
*Includes undistributed net investment income (loss) of ...................   $    193     $   2,109     $   17,636    $    70,764
                                                                              ========     =========     ==========    ===========

                             See accompanying notes

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Emerging Market and International Equity Funds (the "Funds"), a series of the Trust.

     American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

     Prior to March 1, 2009, the Investor and Advisor Classes were formerly known as the PlanAhead and Service Classes, respectively.

     The Funds have multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

CLASS:                OFFERED TO:
------                -----------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million
INVESTOR CLASS        General public and investors investing through an
                      intermediary
ADVISOR CLASS         Investors investing through an intermediary
AMR CLASS             Investors in the tax-exempt retirement and benefit plans
                      of AMR Corporation and its affiliates

     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

     Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

     Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant that they will, in the judgment of the pricing committee of the Fund, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

     The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Fund's fiscal year. The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Funds' investments as of April 30, 2009 is as follows (in thousands):

Emerging Markets

                                                                 Investments in    Other Financial
                       Valuation Inputs                             Securities       Instruments*
                       ----------------                          ---------------   ---------------
Level 1 - Quoted prices.......................................        $103,357           $816
Level 2 - Other significant observable inputs.................           1,105             --
Level 3 - Significant unobservable  inputs....................             345             --
                                                                      --------           ----
Total.........................................................        $104,807           $816
                                                                      --------           ----

International Equity

                                                                  Investments in   Other Financial
                       Valuation Inputs                             Securities       Instruments*
                       ----------------                           --------------   ---------------
Level 1 - Quoted prices.......................................      $1,286,186          $4,589
Level 2 - Other significant observable inputs.................              --           1,749
Level 3 - Significant unobservable inputs.....................             130
                                                                    ----------          ------
Total.........................................................      $1,286,316          $6,338
                                                                    ----------          ------

* Other financial instruments are futures and foreign currency exchange contracts.

     The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value: (in thousands)

                                                                EMERGING MARKETS   INTERNATIONAL EQUITY
                                                                 Investments in       Investments in
                                                                   Securities           Securities
                                                                ----------------   --------------------
Balance as of 10/31/08......................................          $  --                $ --
Transfers in................................................            449                 128
Change in unrealized appreciation/(depreciation)............           (104)                  2
                                                                      -----                ----
Balance as of 4/30/09.......................................          $ 345                $130
                                                                      -----                ----

     The amount of total unrealized appreciation / (depreciation) on investments in level 3 securities still held at April 30, 2009 was $(301) and $2,for the Emerging and International Equity Funds, respectively, which is included in the Statements of Operations as part of the net change in unrealized appreciation (depreciation on investments.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale.

     The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

Forward Foreign Currency Contracts

     The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of Funds securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

Futures Contracts

     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

Dividends to Shareholders

     Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

     The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds' investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds' Statements of Operations.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

     The Funds impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact and other costs associated with short-term trading activity in the Funds. The "first-in, first-out" method is used to determine the holding period. The fee is allocated to all classes of the Funds pro-rata based on their respective net assets.

Recently Issued Accounting Pronouncements

     In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial positions, performance and cash flows. The Manager is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statements and related disclosures.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Funds are managed by multiple investment advisors that have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. Management fees paid during the six months ended April 30, 2009 were as follows (dollars in thousands):

                                                           AMOUNTS PAID TO   NET AMOUNTS
                                MANAGEMENT    MANAGEMENT      INVESTMENT     RETAINED BY
                                 FEE RATE         FEE          ADVISORS        MANAGER
                                -----------   ----------   ---------------   -----------
Emerging Markets.............   0.60%-1.15%     $  308          $  287          $ 21
International Equity.........   0.25%-0.55%     $1,756          $1,480          $276

     As compensation for services provided by the Manager in connection with securities lending activities, the Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statements of Operations. During the six months ended April 30, 2009 securities lending fees paid to the Manager on behalf of the Emerging Markets and International Equity Funds were $12,398 and $119,704, respectively.

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Investor, and Advisor Classes and 0.05% of the average daily net assets of the AMR Classes of the Funds.

Distribution Plans

     The Funds, except for the Advisor Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Funds shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Advisor Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

Service Plans

     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor and Advisor Classes. As compensation for performing the duties required under the Service Plans, the Manager receives up to 0.375% of the average daily net assets of the Investor Classes and 0.25% of the average daily net assets of the Advisor Classes of the Funds.

Brokerage Commissions

     Affiliated entities of an investment advisor to the Funds received net commissions on purchases and sales of the Funds' portfolio securities totaling $403 and $2,420 for the Emerging Markets and International Equity Funds, respectively for the six months ended April 30, 2009.

Investment in Affiliated Funds

     The Funds may invest in the American Beacon Money Market Select Fund (the "MM Select Fund") and the American Beacon U.S. Government Money Market Select Fund (the "USG Select Fund") (collectively the "Select Funds"). Cash collateral received by the Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2009, fees earned by the Manager from the Select Funds were as follows:

                                                               SECURITIES LENDING
                                       DIRECT INVESTMENTS IN   COLLATERAL INVESTED
                                           SELECT FUNDS          IN SELECT FUNDS      TOTAL
                                       ---------------------   -------------------   ------
Emerging Market Fund................          $  594                $1,032           $1,627
International Equity Fund...........           3,015                    --            3,015

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission (the "SEC"), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. For the six months ended April 30, 2009, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2009, there were no additional waived fees or reimbursed expenses subject to potential recovery.

3. FEDERAL INCOME AND EXCISE TAXES

     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Fund adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN48"), on January 1, 2007. FIN 48 sets forth a minimum threshold for financial statement

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statement of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid during the six months ended April 30, 2009 and the year ended October 31, 2008 were as follows (in thousands):

                                                 EMERGING MARKETS                INTERNATIONAL EQUITY
                                         --------------------------------   ------------------------------
                                         SIX MONTHS ENDED   YEAR ENDED      SIX MONTHS ENDED   YEAR ENDED
                                             APRIL 30,      OCTOBER 31,        APRIL 30,       OCTOBER 31,
                                              2009              2008             2009             2008
                                         ----------------   -------------   ----------------   -----------
DISTRIBUTIONS PAID FROM:                   (unaudited)                         (unaudited)
   ORDINARY INCOME*
      Institutional Class.............       $   129            $   550           $22,416          $69,221
      Investor Class..................            93                499            17,116           36,886
      Advisor Class...................            --                 --                61              193
      AMR Class.......................         2,146             11,725            17,313           30,031
   LONG-TERM CAPITAL GAIN
      Institutional Class.............           798              1,527            12,166          127,324
      Investor Class..................           756              1,420            10,088           71,886
      Advisor Class...................            --                 --                40              395
      AMR Class.......................        11,267             30,209             8,489           52,104
                                             -------            -------           -------         --------
TOTAL DISTRIBUTIONS PAID..............       $15,189            $45,930           $37,869         $388,040
                                             =======            =======           =======         ========

* For tax purposes, short-term capital gains are considered ordinary income distributions.

     As of April 30, 2009, the components of distributable earnings on a tax basis were as follows (in thousands):

                                                                     EMERGING    INTERNATIONAL
                                                                      MARKETS        EQUITY
                                                                     ---------   -------------
Cost basis of investments for federal income tax purposes .......     $127,719    $1,548,757
Unrealized appreciation .........................................        4,570        88,931
Unrealized depreciation .........................................      (27,482)     (351,372)
                                                                      --------    ----------
Net unrealized appreciation .....................................      (22,912)     (262,441)
Undistributed ordinary income ...................................          297        20,633
Undistributed long-term gain ....................................      (19,177)     (204,816)
                                                                      --------    ----------
Distributable earnings ..........................................     $(41,792)   $ (446,624)
                                                                      ========    ==========

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain/(losses) on certain derivative instruments, the realization for tax purposes of unrealized gain/(losses) on investments in passive foreign investment companies, and Section 732 basis adjustments.

     Due to inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     Accordingly, the following amounts represent current year permanent differences derived from foreign currency gains/(losses) from sales of investments in passive foreign investment companies, and Section 732 basis adjustments that have been reclassified as of April 30, 2009 (in thousands):

                                                      EMERGING    INTERNATIONAL
                                                       MARKETS        EQUITY
                                                      ---------   --------------
Paid-in-capital ...................................     $  --       $  1,731
Undistributed net investment income ...............       175        (13,332)
Accumulated net realized loss .....................      (175)        11,601
Unrealized depreciation of investments,
   futures contracts and foreign currency .........        --             --

     At April 30, 2009, the capital loss carry forward position for federal income tax purposes was $19,177 and $204,816 for the Emerging Markets and International Equity Funds, respectively, both expiring in 2017.

4. INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2009 were (in thousands):

                                                      EMERGING    INTERNATIONAL
                                                       MARKETS        EQUITY
                                                      ---------   --------------
Purchases..........................................   $39,185        $226,613
Sales and maturities...............................   $26,689        $309,505

     A summary of the Funds' direct transactions in the Select Funds for the six months ended April 30, 2009 is set forth below (in thousands):

                                                 OCTOBER 31, 2008                             APRIL 30, 2009
                             AFFILIATED FUND   SHARES/MARKET VALUE   PURCHASES    SALES    SHARES/MARKET VALUE
                             ---------------   -------------------   ---------   -------   -------------------
Emerging Markets..........    MM Select Fund         $ 5,304                --   $ 5,304          $    --
International Equity......    MM Select Fund         $26,918                --   $26,918          $    --
International Equity......   USG Select Fund              --            10,000        --           10,000

5. SECURITIES LENDING

     The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral. The amount of this temporary difference at April 30, 2009 is disclosed as the calculated mark in the table below.

     To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the "Agent") in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

     Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

     Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

     At April 30, 2009, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

                         MARKET VALUE OF                           CASH COLLATERAL                       TOTAL VALUE OF
FUND                   SECURITIES ON LOAN   NON-CASH COLLATERAL   POSTED BY BORROWER   CALCULATED MARK      COLLATERAL
----                   ------------------   -------------------   ------------------   ---------------   --------------
Emerging Markets             10,512                   --                10,952                  67            11,019
International Equity        196,972                   --               207,215                  --           207,215

     Cash collateral is listed in the Funds' Schedules of Investments and is shown on Statements of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statements of Operations.

     Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds' Schedules of Investments or Statements of Assets and Liabilities.

6. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

Six Months ended April 30, 2009

                                               INSTITUTIONAL CLASS    I NVESTOR CLASS        AMR CLASS
                                               -------------------   -----------------   -----------------
EMERGING MARKETS FUND                            SHARES   AMOUNT      SHARES   AMOUNT    SHARES    AMOUNT
---------------------                            ------   ------      ------   ------    ------   --------
Shares sold ................................         2    $  18          65    $ 494      1,231   $ 10,215
Reinvestment of dividends ..................       126      917         114      822      1,833     13,414
Shares redeemed ............................        (4)     (29)*      (103)    (739)*   (1,400)   (10,466)*
                                                   ---    -----        ----    -----     ------   --------
Net increase in shares outstanding .........       124    $ 906          76    $ 577      1,664   $ 13,163
                                                   ===    =====        ====    =====     ======   ========

                                           INSTITUTIONAL CLASS      INVESTOR CLASS      ADVISOR CLASS        AMR CLASS
                                           -------------------    ------------------   ---------------   -----------------
INTERNATIONAL EQUITY FUND                   SHARES     AMOUNT     SHARES     AMOUNT    SHARES   AMOUNT   SHARES    AMOUNT
-------------------------                  -------   ---------    ------   ---------   ------   ------   ------   --------
Shares sold ............................     4,520   $  51,803     4,923   $  56,497      14     $152     3,118   $ 36,860
Reinvestment of dividends ..............     2,451      29,191     2,263      26,656       7       82     2,157     25,802
Shares redeemed ........................   (16,121)   (189,662)*  (9,214)   (106,482)*    (4)     (46)*  (2,246)   (25,279)*
                                           -------   ---------    ------   ---------     ---     ----    ------   --------
Net increase (decrease) in shares
   outstanding .........................    (9,150)  $(108,668)   (2,028)  $ (23,329)     17     $188     3,029   $ 37,383
                                           =======   =========    ======   =========     ===     ====    ======   ========

Year Ended October 31, 2008

                                           INSTITUTIONAL CLASS      INVESTOR CLASS           AMR CLASS
                                           -------------------    -------------------   --------------------
EMERGING MARKETS FUND                        SHARES    AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT
---------------------                        ------   -------      ------   --------      ------   ---------
Shares sold ............................        7     $   117        540     $ 9,707       1,030   $  18,331
Reinvestment of dividends ..............      109       2,039        101       1,876       2,222      41,934
Shares redeemed ........................      (76)     (1,074)*     (544)     (9,254)*    (6,393)   (102,395)*
                                              ---     -------       ----     -------      ------   ---------
Net increase (decrease) in shares
   outstanding .........................       40     $ 1,082         97     $ 2,329      (3,141)  $ (42,130)
                                              ===     =======       ====     =======      ======   ========

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

                                           INSTITUTIONAL CLASS      INVESTOR CLASS       ADVISOR CLASS          AMR CLASS
                                           --------------------   -------------------   ----------------   -------------------
INTERNATIONAL EQUITY FUND                   SHARES     AMOUNT     SHARES     AMOUNT     SHARES   AMOUNT    SHARES     AMOUNT
-------------------------                  -------   ----------   -------   ---------   ------   -------   -------   ---------
Shares sold ............................     6,925    $ 137,615    12,711   $ 257,961      40    $   790     2,312   $  47,462
Reinvestment of dividends ..............     7,822      177,012     4,768     106,664      26        585     3,605      82,134
Shares redeemed ........................   (33,276)    (680,261)* (18,249)   (352,680)*  (130)    (2,617)*  (5,574)   (111,655)*
                                           -------    ---------   -------   ---------    ----    -------    ------   ---------
Net increase (decrease) in shares
   outstanding .........................   (18,529)   $(365,634)     (770)  $  11,945     (64)   $(1,242)      343   $  17,941
                                           =======    =========   =======   =========    ====    =======    ======   =========

----------
*    Net of Redemption Fees

                      This page intentionally left blank.

AMERICAN BEACON EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                             Institutional Class
                                                     -------------------------------------------------------------------
                                                         Six
                                                        Months
                                                        Ended                     Year Ended October 31,
                                                      April 30,    -----------------------------------------------------
                                                         2009        2008        2007        2006       2005       2004
                                                     -----------   -------     -------     -------     ------     ------
                                                     (unaudited)
Net asset value, beginning of period .............   $   9.00      $ 24.20     $ 17.42     $ 15.10     $12.64     $10.62
                                                     --------      -------     -------     -------     ------     ------
Income from investment operations:
   Net investment income (loss) ..................      (0.01)        0.23        0.26        0.11       0.15       0.07
   Net gains (losses) on securities (both realized
      and unrealized) ............................       1.08       (11.78)       9.11        4.63       3.45       2.01
                                                     --------      -------     -------     -------     ------     ------
Total income (loss) from investment operations ...       1.07       (11.55)       9.37        4.74       3.60       2.08
                                                     --------      -------     -------     -------     ------     ------
Less distributions:
   Dividends from net investment income ..........      (0.21)       (0.10)      (0.10)      (0.21)     (0.06)     (0.06)
   Distributions from net realized gains on
      securities .................................      (1.31)       (3.55)      (2.49)      (2.21)     (1.08)        --
                                                     --------      -------     -------     -------     ------     ------
Total distributions ..............................      (1.52)       (3.65)      (2.59)      (2.42)     (1.14)     (0.06)
                                                     --------      -------     -------     -------     ------     ------
Redemption fees added to beneficial interests ....         --(A)        --(A)       --(A)       --(A)      --(A)      --(A)
Net asset value, end of period ...................   $   8.55      $  9.00     $ 24.20     $ 17.42     $15.10     $12.64
                                                     ========      =======     =======     =======     ======     ======
Total return .....................................      14.88%(B)   (55.59)%     60.83%      34.49%     30.11%     19.65%
                                                     ========      =======     =======     =======     ======     ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $  6,262      $ 5,478     $13,773     $16,552     $9,348     $7,282
   Ratios to average net assets (annualized):
   Expenses, net of waivers ......................       1.77%        1.38%       1.60%       1.56%      1.52%      1.85%
   Expenses, before waivers ......................       1.77%        1.38%       1.60%       1.56%      1.52%      1.85%
   Net investment income, net of waivers .........       0.29%        1.35%       0.93%       0.80%      1.22%      0.74%
   Net investment income, before waivers .........       0.29%        1.35%       0.93%       0.80%      1.22%      0.74%
   Portfolio turnover rate .......................         36%(B)       82%         81%         67%        63%        76%

(A)  Amounts represent less than $0.01 per share.

(B)  Not annualized.

                         Investor Class                                                     AMR Class
---------------------------------------------------------------  --------------------------------------------------------------
    Six                                                             Six
   Months                                                          Months
   Ended                   Year Ended October 31,                  Ended                    Year Ended October 31,
 April 30,   ------------------------------------------------     April 30,   -------------------------------------------------
   2009        2008       2007      2006      2005      2004        2009        2008       2007        2006      2005     2004
-----------  ---------  -------    ------    ------    ------    -----------  -------    --------    --------  -------  -------
(unaudited)                                                      (unaudited)
$ 8.85       $ 23.91    $ 17.22    $14.98    $12.53    $10.55    $   9.06     $ 24.37    $  17.52    $  15.17  $ 12.68  $ 10.66
------       -------    -------    ------    ------    ------    --------     -------    --------    --------  -------  -------

  0.01          0.17       0.11      0.09      0.15      0.04       (0.01)       0.33        0.19        0.15     0.24     0.10

  1.04        (11.60)      9.11      4.55      3.41      1.99        1.10      (11.91)       9.30        4.65     3.42     2.00
------       -------    -------    ------    ------    ------    --------     -------    --------    --------  -------  -------
  1.05        (11.43)      9.22      4.64      3.56      2.03        1.09      (11.58)       9.49        4.80     3.66     2.10
------       -------    -------    ------    ------    ------    --------     -------    --------    --------  -------  -------

 (0.16)        (0.08)     (0.04)    (0.19)    (0.03)    (0.05)      (0.25)      (0.18)      (0.15)      (0.24)   (0.09)   (0.08)

 (1.31)        (3.55)     (2.49)    (2.21)    (1.08)       --       (1.31)      (3.55)      (2.49)      (2.21)   (1.08)      --
------       -------    -------    ------    ------    ------    --------     -------    --------    --------  -------  -------
 (1.47)        (3.63)     (2.53)    (2.40)    (1.11)    (0.05)      (1.56)      (3.73)      (2.64)      (2.45)   (1.17)   (0.08)
------       -------    -------    ------    ------    ------    --------     -------    --------    --------  -------  -------
    --(A)         --(A)      --(A)     --(A)     --(A)     --(A)       --(A)       --(A)       --(A)       --       --       --
$ 8.43       $  8.85    $ 23.91    $17.22    $14.98    $12.53    $   8.59     $  9.06    $  24.37    $  17.52  $ 15.17  $ 12.68
======       =======    =======    ======    ======    ======    ========     =======    ========    ========  =======  =======
 14.77%(B)    (55.77)%    60.17%    34.16%    29.95%    19.33%      15.06%(B)  (55.48)%     61.19%      34.87%   30.43%   20.00%
======       =======    =======    ======    ======    ======    ========     =======    ========    ========  =======  =======

$5,577       $ 5,183    $11,694    $5,841    $2,592    $1,214    $ 83,036     $72,516    $271,726    $135,146  $94,864  $74,199

  2.10%         1.72%      1.96%     2.04%     1.75%     2.14%       1.52%       1.17%       1.37%       1.30%    1.25%    1.59%
  2.10%         1.72%      1.96%     1.91%     2.01%     2.20%       1.52%       1.17%       1.37%       1.30%    1.25%    1.59%
  0.15%         1.00%      0.65%     0.49%     1.16%     0.37%       0.73%       1.46%       1.25%       1.01%    1.60%    1.01%
  0.15%         1.00%      0.65%     0.62%     0.90%     0.31%       0.73%       1.46%       1.25%       1.01%    1.60%    1.01%
    36%(B)        82%        81%       67%       63%       76%         36%(B)      82%         81%         67%      63%      76%

AMERICAN BEACON INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                  Institutional Class
                                                     ----------------------------------------------------------------------------
                                                         Six
                                                       Months
                                                        Ended                       Year Ended October 31,
                                                      April 30,     -------------------------------------------------------------
                                                        2009          2008         2007         2006         2005        2004(A)
                                                     -----------    --------    ----------   ----------   ----------   ----------
                                                     (unaudited)
Net asset value, beginning of period .............   $  13.13       $  27.32    $    24.68   $    20.98   $    18.47   $    15.46
                                                     --------       --------    ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income(B, C) ...................       0.33           0.77          0.65         0.60         0.44         0.30
   Net gains (losses) on securities (both realized
      and unrealized)(B) .........................      (0.59)        (11.60)         4.31         4.86         2.31         3.12
                                                     --------       --------    ----------   ----------   ----------   ----------
Total income (loss) from investment operations ...      (0.26)        (10.83)         4.96         5.46         2.75         3.42
                                                     --------       --------    ----------   ----------   ----------   ----------
Less distributions:
   Dividends from net investment income ..........      (0.61)         (0.70)        (0.50)       (0.43)       (0.24)       (0.41)
   Distributions from net realized gains on
      securities .................................      (0.33)         (2.66)        (1.82)       (1.33)          --           --
                                                     --------       --------    ----------   ----------   ----------   ----------
Total distributions ..............................      (0.94)         (3.36)        (2.32)       (1.76)       (0.24)       (0.41)
                                                     --------       --------    ----------   ----------   ----------   ----------
Redemption fees added to beneficial interest(D) ..       0.00           0.00          0.00         0.00         0.00         0.00
                                                     --------       --------    ----------   ----------   ----------   ----------
Net asset value, end of period ...................   $  11.93       $  13.13    $    27.32   $    24.68   $    20.98   $    18.47
                                                     ========       ========    ==========   ==========   ==========   ==========
Total return .....................................      (1.98)%(E)    (44.81)%       21.54%       27.49%       15.04%       22.49%
                                                     ========       ========    ==========   ==========   ==========   ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $406,178       $567,414    $1,686,668   $1,549,521   $1,286,441   $1,029,272
   Ratios to average net assets (annualized):
      Expenses, net of waivers(B) ................       0.73%          0.66%         0.67%        0.71%        0.70%        0.76%
      Expenses, before waivers(B) ................       0.73%          0.66%         0.67%        0.71%        0.70%        0.76%
      Net investment income, net of waivers(B) ...       3.05%          2.91%         2.46%        2.52%        2.17%        1.69%
      Net investment income (loss), before .......       3.05%          2.91%         2.46%        2.52%        2.17%        1.69%
Portfolio turnover rate(F) .......................         22%(E)         31%           38%          40%          37%          36%

----------
(A) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

(C) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(D)  Amounts represent less than $0.01 per share.

(E)  Not annualized.

(F) The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                Investor Class
                                                     --------------------------------------------------------------------
                                                         Six
                                                        Months
                                                        Ended                      Year Ended October 31,
                                                      April 30,     -----------------------------------------------------
                                                         2009         2008        2007       2006       2005      2004(A)
                                                     -----------    --------    --------   --------   --------   --------
                                                     (unaudited)
Net asset value, beginning of period .............   $  12.95       $  26.99    $  24.42   $  20.79   $  18.31   $  15.34
                                                     --------       --------    --------   --------   --------   --------
Income from investment operations:
   Net investment income(B,C) ....................       0.21           0.66        0.58       0.50       0.41       0.26
   Net gains (losses) on securities (both realized
      and unrealized)(B) .........................      (0.48)        (11.41)       4.26       4.84       2.29       3.08
                                                     --------       --------    --------   --------   --------   --------
Total income (loss) from investment operations ...      (0.27)        (10.75)       4.84       5.34       2.70       3.34
                                                     --------       --------    --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ..........      (0.56)         (0.63)      (0.45)     (0.38)     (0.22)     (0.37)
   Distributions from net realized gains on
      securities .................................      (0.33)         (2.66)      (1.82)     (1.33)        --         --
                                                     --------       --------    --------   --------   --------   --------
Total distributions ..............................      (0.89)         (3.29)      (2.27)     (1.71)     (0.22)     (0.37)
                                                     --------       --------    --------   --------   --------   --------
Redemption fees added to beneficial interest(D) ..       0.00           0.00        0.00       0.00       0.00       0.00
                                                     --------       --------    --------   --------   --------   --------
Net asset value, end of period ...................   $  11.79       $  12.95    $  26.99   $  24.42   $  20.79   $  18.31
                                                     ========       ========    ========   ========   ========   ========
Total return .....................................      (2.15)%(E)    (44.96)%     21.22%     27.20%     14.73%     22.16%
                                                     ========       ========    ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $364,100       $426,473    $909,385   $771,298   $560,770   $310,540
   Ratios to average net assets (annualized):
      Expenses, net of waivers(B) ................       0.99%          0.92%       0.93%      0.96%      0.95%      1.02%
      Expenses, before waivers(B) ................       0.99%          0.92%       0.93%      0.96%      0.95%      1.02%
      Net investment income, net of waivers(B) ...       2.87%          2.82%       2.26%      2.25%      1.96%      1.46%
      Net investment income (loss), before
         waivers(B) ..............................       2.87%          2.82%       2.26%      2.25%      1.96%      1.46%
   Portfolio turnover rate(F) ....................         22%(E)         31%         38%        40%        37%        36%

----------
(A) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

(C) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(D)  Amounts represent less than $0.01 per share.

(E)  Not annualized.

(F) The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                             Advisor Class
                                                     ------------------------------------------------------------
                                                         Six
                                                       Months
                                                        Ended                  Year Ended October 31,
                                                      April 30,    ----------------------------------------------
                                                         2009        2008      2007     2006      2005    2004(A)
                                                     -----------   -------    ------   ------   -------   ------
                                                     (unaudited)
Net asset value, beginning of period .............   $12.86        $ 26.83    $24.24   $20.61   $ 18.24   $15.31
                                                     ------        -------    ------   ------   -------   ------
Income from investment operations:
   Net investment income(B,C) ....................     0.13           0.62      0.56     0.46      0.37     0.30
   Net gains (losses) on securities (both realized
      and unrealized)(B) .........................    (0.43)        (11.35)     4.20     4.76      2.26     2.99
                                                     ------        -------    ------   ------   -------   ------
Total income (loss) from investment operations ...    (0.30)        (10.73)     4.76     5.22      2.63     3.29
                                                     ------        -------    ------   ------   -------   ------
Less distributions:
   Dividends from net investment income ..........    (0.50)         (0.58)    (0.35)   (0.26)    (0.26)   (0.36)
   Distributions from net realized gains on
      securities .................................    (0.33)         (2.66)    (1.82)   (1.33)       --       --
                                                     ------        -------    ------   ------   -------   ------
Total distributions ..............................    (0.83)         (3.24)    (2.17)   (1.59)    (0.26)   (0.36)
                                                     ------        -------    ------   ------   -------   ------
Redemption fees added to beneficial interest(D) ..     0.00           0.00      0.00     0.00      0.00     0.00
                                                     ------        -------    ------   ------   -------   ------
Net asset value, end of period ...................   $11.73        $ 12.86    $26.83   $24.24   $ 20.61   $18.24
                                                     ======        =======    ======   ======   =======   ======
Total return .....................................    (2.32)%(E)    (45.10)%   20.85%   26.89%    14.45%   21.88%
                                                     ======        =======    ======   ======   =======   ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $1,604        $ 1,546    $4,932   $4,740   $ 2,987   $  739
   Ratios to average net assets (annualized):
      Expenses, net of waivers(B) ................     1.34%          1.19%     1.12%    1.16%     1.21%    1.27%
      Expenses, before waivers(B) ................     1.34%          1.19%     1.15%    1.19%     1.21%    6.26%
      Net investment income, net of waivers(B) ...     2.62%          2.36%     2.04%    2.09%     1.70%    0.81%
      Net investment income (loss), before
         waivers(B) ..............................     2.62%          2.36%     2.01%    2.05%     1.70%   (4.18)%
   Portfolio turnover rate(F) ....................       22%(E)         31%       38%      40%       37%      36%

----------
(A) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

(C) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(D)  Amounts represent less than $0.01 per share.

(E)  Not annualized.

(F) The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

AMERICAN BEACON INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                                   AMR Class
                                                     --------------------------------------------------------------------
                                                         Six
                                                        Months
                                                        Ended                       Year Ended October 31,
                                                      April 30,     -----------------------------------------------------
                                                         2009         2008        2007       2006       2005      2004(A)
                                                     -----------    --------    --------   --------   --------   --------
                                                     (unaudited)
Net asset value, beginning of period .............   $  13.25       $  27.54    $  24.86   $  21.12   $  18.58   $  15.54
                                                     --------       --------    --------   --------   --------   --------
Income from investment operations:
   Net investment income(B, C) ...................       0.17           0.72        0.73       0.63       0.50       0.34
   Net gains (losses) on securities (both realized
      and unrealized)(B) .........................      (0.43)        (11.58)       4.33       4.92       2.33       3.14
                                                     --------       --------    --------   --------   --------   --------
Total income (loss) from investment operations ...      (0.26)        (10.86)       5.06       5.55       2.83       3.48
                                                     --------       --------    --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ..........      (0.67)         (0.77)      (0.56)     (0.48)     (0.29)     (0.44)
   Distributions from net realized gains on
      securities .................................      (0.33)         (2.66)      (1.82)     (1.33)        --         --
                                                     --------       --------    --------   --------   --------   --------
Total distributions ..............................      (1.00)         (3.43)      (2.38)     (1.81)     (0.29)     (0.44)
                                                     --------       --------    --------   --------   --------   --------
Redemption fees added to beneficial interest(D) ..       0.00           0.00        0.00       0.00       0.00       0.00
                                                     --------       --------    --------   --------   --------   --------
Net asset value, end of period ...................   $  11.99       $  13.25    $  27.54   $  24.86   $  21.12   $  18.58
                                                     ========       ========    ========   ========   ========   ========
Total return .....................................      (1.91)%(E)    (44.65)%     21.86%     27.88%     15.32%     22.84%
                                                     ========       ========    ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $333,221       $328,083    $672,680   $563,231   $448,096   $460,114
   Ratios to average net assets (annualized):
      Expenses, net of waivers(B) ................       0.48%          0.41%       0.42%      0.45%      0.44%      0.49%
      Expenses, before waivers(B) ................       0.48%          0.41%       0.42%      0.45%      0.44%      0.49%
      Net investment income, net of waivers(B) ...       3.43%          3.24%       2.77%      2.76%      2.49%      1.97%
      Net investment income (loss), before
         waivers(B) ..............................       3.43%          3.24%       2.77%      2.76%      2.49%      1.97%
   Portfolio turnover rate(F) ....................         22%(E)         31%         38%        40%        37%        36%

----------
(A) The Boston Company Asset Management, LLC was added as an investment advisor to the International Equity Fund on September 27, 2004.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon International Equity Portfolio through February 28, 2006.

(C) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share through October 31, 2005.

(D)  Amounts represent less than $0.01 per share.

(E)  Not annualized.

(F) The International Equity Fund invested all of its investable assets in the American Beacon International Equity Portfolio through February 28, 2006. Portfolio turnover rate through February 28, 2006 is that of the American Beacon International Equity Portfolio.

                       This page intentionally left blank

                       This page intentionally left blank

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                                    (GRAPHIC)
                                   BY E-MAIL:
                       american_beacon.funds@ambeacon.com

                                    (GRAPHIC)
                                  BY TELEPHONE:
                               Institutional Class
                               Call (800) 658-5811
                                  AMR Class(SM)
                               Call (800) 345-2345
                       Investor Class(R) and Advisor Class
                               Call (800) 388-3344

                                    (GRAPHIC)
                                ON THE INTERNET:
                Visit our website at www.americanbeaconfunds.com

                                    (GRAPHIC)
                                    BY MAIL:
                              American Beacon Funds
                                 P.O. Box 219643
                           Kansas City, MO 64121-9643

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

                 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund's Statement of Additional Information, is available free of charge on the Fund's website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund's Forms N-PX are available on the SEC's website at www.sec.gov. The Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING FIRM   FORESIDE FUND SERVICES
TRUST                   SERVICES                ERNST & YOUNG LLP        Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds, American Beacon Emerging Markets Fund and American Beacon International Equity Fund are a service marks of American Beacon Advisors, Inc.

                                                                      SAR 04//09
                                                                        00068038

                     GUIDANCE   |   VISION   |   EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

Semi-Annual Report

APRIL 30, 2009

BALANCED FUND
LARGE CAP GROWTH FUND
MID-CAP VALUE FUND
SMALL CAP VALUE OPPORTUNITY FUND

                                    (GRAPHIC)

About American Beacon Advisors

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon.......................................            1
Market and Performance Overviews...................................         2-10
American Beacon Schedules of Investments
   Balanced Fund...................................................           11
   Large Cap Growth Fund...........................................           20
   Mid-Cap Value Fund..............................................           23
   Small Cap Value Opportunity Fund................................           26
Additional Information.............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

(PHOTO OF GENE L. NEEDLES, JR.)

FELLOW SHAREHOLDERS,

     Please allow me to introduce myself. I am Gene Needles, Jr., the new Executive Vice President for the American Beacon Funds. I have over 27 years of financial services experience with some of the country's largest fund complexes, and I will be primarily responsible for daily operations as well as distribution of the American Beacon Funds. I am very excited to be a part of American Beacon and look forward to building a lasting relationship with all of our shareholders.

     Enclosed is the American Beacon Funds Semi-Annual Report for the six months ended April 30, 2009 for our Balanced, Large Cap Growth, Mid-Cap Value and Small Cap Value Opportunity Funds.

     During the six-month period covered by this report, the capital markets experienced widespread volatility brought on by concern over the world-wide credit crisis. The American Beacon Mid-Cap Value Fund - Institutional Class reported a six-month return of 3.40% for the period ended April 30, 2009 while the S&P 500 and Dow Jones Industrial Average Indices reported returns of -8.53% and -10.79%, respectively, for this period.

     In the past, long-term investors have been rewarded for their patience. We continue to believe the Funds' fundamental investment strategies will continue to serve the Funds well over time.

     Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ Gene L. Needles, Jr.

                                        Gene L. Needles, Jr.
                                        Executive Vice President
                                        American Beacon Funds

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

American Beacon Funds                                             April 30, 2009

DOMESTIC EQUITY MARKET OVERVIEW
APRIL 30, 2009 (UNAUDITED)

     A tale of two markets might be the most accurate description of the six-month period ended April 30, 2009. The equity markets were down for the 6 months, as represented by a decline of 8.5% for the S&P 500, but for the first four months, the S&P 500 fell a breath-taking 23.2%. Through February, bleak economic performance around the world set the background for equity market declines. In addition to the well publicized economic distress in the U.S., the period featured news of staggering declines in Japanese manufacturing and sharp declines in Asian and Eastern European exports. The U.K. and Western Europe continued to be weak, with the Bank of England purchasing U.K. government debt in an aggressive move to quantitative easing as its benchmark interest rate came close to zero. Latin America slowed down, with Mexico in a deep recession. China was the global exception with domestic demand appearing to hold up and loan creation remaining solid.

     Starting in March, equities staged a dramatic recovery in the face of continued poor economic data, providing support for the view that valuations ultimately drive stock prices. The U.S. government's announcement of details on initiatives to stabilize the banking and housing market appeared to spark the rally. Although some economic data points began to show a hint of economic stability (or at least a deceleration in the rate of decline) toward the end of April, it is still too early to call an improvement in the economy. However it is apparent that because the market was trading at such deeply depressed, pessimistic levels, the mere hint of a recovery was enough to cause a significant rally. Thus for March and April, the S&P 500 was up 19.2%, unwinding a large part of the earlier months' declines.

PERFORMANCE OVERVIEW
AMERICAN BEACON BALANCED FUND(SM)
APRIL 30, 2009 (UNAUDITED)

     The Balanced Fund's Institutional Class returned -1.21% for the six months ended April 30, 2009, outperforming the 60% Russell 1000(R) Value Index/40% Barclays Capital Aggregate Index benchmark return of -4.74% and the Lipper Mixed Asset Target Allocation Growth Funds Index return of -1.90% for the same period.

                                                   ANNUALIZED TOTAL RETURNS
                                                    PERIODS ENDED 4/30/09
                                           ---------------------------------------
                                           6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                                           ---------   ------   -------   --------
Institutional Class(1,5) ...............     -1.21%    -24.56%    0.42%     2.44%
Investor Class(1,5) ....................     -1.32%    -24.72%    0.15%     2.17%
Advisor Class(1,2,5) ...................     -1.43%    -24.86%   -0.09%     2.05%
AMR Class(1,5) .........................     -1.04%    -24.35%    0.68%     2.71%
Balanced Composite Index (3) ...........     -4.74%    -23.78%    0.68%     2.28%
Russell 1000 Value Index(4) ............    -13.27%    -39.21%   -2.50%    -0.50%
Barclays Capital Aggregate Index(4) ....      7.75%      3.84%    4.78%     5.71%
Lipper Mixed-Asset Target Allocations
  Growth Funds Index(4) ................     -1.90%    -26.77%   -0.11%     1.29%

*    Not annualized

(1.) The Investor and Advisor Classes were formerly known as the PlanAhead and Service Classes, respectively. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) Fund performance for the five-year and ten-year periods represents the total returns achieved by the Investor Class from 4/30/99 up to 5/31/05, the inception date of the Advisor Class, and the returns of the Advisor Class since its inception. Expenses of the Advisor Class are higher than those of the Investor Class. Therefore, total returns shown may be higher than they would have been had the Advisor Class been in existence since 4/30/99. A portion of the fees charged to the Advisor Class of the Fund was waived in 2005. Performance prior to waiving fees was lower than actual returns shown for 2005.

(3.) To reflect the Fund's allocation of its assets between investment grade fixed-income securities and equity securities, the returns of the Russell 1000 Value Index and the Barclays Capital Aggregate Index have been combined in a 60%/40% proportion.

(4.) The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

(5.) The total annual Fund operating expense ratio set forth in the most recent
     Fund prospectus for the Institutional, Investor, Advisor and AMR Class shares was 0.57%, 0.91%, 1.08% and 0.32%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     During the six-month period, the Fund's assets on average were invested 55% in equities (including equitized cash) and 45% in fixed-income securities, ending the period with approximately 58% invested in equities and 42% in fixed-income securities.

     The equity portion of the Fund (excluding equitized cash) returned -10.6% for the period, exceeding the Russell 1000 Value Index ("Russell Value Index") return of -13.3%. The Fund's good performance versus the Russell Value Index was primarily due to sector allocation, as stock selection added only modest value to performance. During the six-month period, a four times overweighting in Information Technology, the best performing sector in the Russell Value Index, and an underweight in Financials, the worst performing sector in the Russell Value Index, added value to the Fund's relative returns through sector allocation. Excess performance from the Fund's allocation to the aforementioned sectors was somewhat offset by underperformance generated by an underweight in the Consumer Discretionary sector and an overweight in the Industrials sector.

     The Fund's holdings in the Industrials and Health Care sectors added the most value relative to the Russell Value Index. In the Industrials sector, Honeywell International (up 4.6%), Illinois Tool Works (up 0.1%), and Paccar (up 23.2%) contributed most to performance. Wyeth (up 33.9%), Schering Plough (up 60.6%), and Cigna (up 21.3%) were the largest contributors in the Health Care sector. Good stock selection in the aforementioned sectors was mostly offset by holdings in the Information Technology and Financials sectors. Microsoft (down 8.0%), Hewlett Packard (down 5.5%), and CA (down 2.7%) were the largest detractors in the Information Technology sector. In the Financials sector, Bank of America (down 62.2%), Citigroup (down 77.6%), and Capital One Financial (down 55.6%) hurt performance most.

PERFORMANCE OVERVIEW
AMERICAN BEACON BALANCED FUND(SM)
APRIL 30, 2009 (UNAUDITED)

     The fixed-income portion of the Fund returned 11.2% for the six-month period, outperforming the Barclays Capital Aggregate Index return of 7.7%. The Fund's fixed-income excess performance was due mostly to good security selection in the Agency and Corporate sectors.

     The sub-advisors continue to focus on the disciplined selection of attractive securities that should allow the Fund to benefit long-term.

TOP TEN EQUITY HOLDINGS

                                             % OF
                                           EQUITIES
                                           --------
JPMorgan Chase & Co.....................     1.7%
AT&T, Inc...............................     1.6%
Philip Morris International, Inc........     1.4%
Wyeth Corp..............................     1.4%
ConocoPhillips..........................     1.3%
Microsoft Corp..........................     1.3%
International Business Machines Corp....     1.3%
Bristol-Myers Squibb Co.................     1.1%
Verizon Communications, Inc.............     1.1%
Honeywell International, Inc............     1.1%

EQUITY SECTOR ALLOCATION

                                             % OF
                                           EQUITIES
                                           --------
Financials..............................     17.4%
Industrials.............................     15.7%
Health Care.............................     13.0%
Information Technology..................     12.7%
Consumer Staples........................      9.5%
Consumer Discretionary..................      8.5%
Energy..................................      8.5%
Utilities...............................      5.6%
Telecommunication Services..............      5.2%
Materials...............................      3.9%

FIXED-INCOME SECTOR ALLOCATION

                                               % OF
                                           FIXED INCOME
                                           ------------
Corporate...............................       42.8%
Mortgage-Backed.........................       28.8%
Agency..................................       18.2%
U.S. Treasury...........................        8.8%
Asset-Backed............................        1.4%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

PERFORMANCE OVERVIEW
AMERICAN BEACON LARGE CAP GROWTH FUND(SM)
APRIL 30, 2009 (UNAUDITED)

     The Institutional Class of the Large Cap Growth Fund returned -3.03% for the six months ended April 30, 2009, compared to the Russell 1000(R) Growth Index ("Index") return of -1.52% and the Lipper Large-Cap Growth Funds Index return of -1.65%.

                                                    ANNUALIZED TOTAL RETURNS
                                                      PERIODS ENDED 4/30/09
                                           -------------------------------------------
                                                                          SINCE INCEP.
                                           6 MONTHS*   1 YEAR   5 YEARS     (7/31/00)
                                           ---------   ------   -------   ------------
Institutional Class(1,3) ...............    -3.03%     -34.28%   -4.61%      -8.46%
AMR Class(1,3) .........................    -3.06%     -34.11%   -4.33%      -8.27%
Russell 1000 Growth  Index(2) ..........    -1.52%     -31.57%   -2.39%      -7.40%
Lipper Large-Cap Growth Funds Index(2)..    -1.65%     -33.80%   -2.58%      -7.76%

*    Not annualized

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2004. Performance prior to waiving the fees was lower than the actual returns shown for periods since 2004.

(2.) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Growth Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Large-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large-Cap Growth Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

(3.) The total annual Fund operating expense ratio set forth in the most recent
     Fund prospectus for the Institutional and AMR Class shares was 1.01% and 0.65%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund underperformed the Index primarily through stock selection, and to a lesser extent, through sector allocation. From a stock selection standpoint, the Fund was hurt most by poor stock selection in the Industrials, Financials, Health Care, and Information Technology sectors. Companies with the greatest negative impact in the Industrials sector included Norfolk Southern (down 39.0%) and Boeing (down 38.8% for the period the Fund owned the security). In the Financials sector, AFLAC and Simon Property Group were the largest detractors (down 57.6% and 46.3%, respectively, for the period the Fund owned the securities). Positions in Varian Medical System (down 26.7%), Baxter (down 19.0%), and Abbott Labs (down 22.9%) hurt the Fund's Health Care sector returns, while Accenture (down 11.0%) and Microsoft (down 8.0%) detracted the most value relative to the Index in the Information Technology sector.

     The Fund's overweighting in the Health Care sector produced negative relative returns from a sector allocation perspective. Underweighting the Information Technology sector, the best-performing sector in the Index, also contributed to the Fund's underperformance.

     Looking forward, the Fund's sub-advisors will continue to maintain a disciplined, long-term approach to equity investing in larger stocks with above-average growth potential.

TOP TEN HOLDINGS

                                              % OF
                                           NET ASSETS
                                           ----------
Union Pacific Corp......................      2.4%
Monsanto................................      2.3%
Apple Computer, Inc.....................      2.3%
Medco Health Solutions, Inc.............      2.1%
Gilead Sciences, Inc....................      2.1%
Microsoft Corp..........................      2.0%
Hewlett-Packard Co......................      1.9%
QUALCOMM, Inc...........................      1.9%
United Technologies Corp................      1.9%
Oracle Corp.............................      1.8%

SECTOR ALLOCATION

                                             % OF
                                           EQUITIES
                                           --------
Information Technology..................     25.9%
Industrials.............................     20.0%
Health Care.............................     18.5%
Consumer Discretionary..................     11.6%
Financials..............................      6.8%
Consumer Staples........................      5.9%
Energy..................................      5.5%
Telecommunication Services..............      1.5%
Utilities...............................      0.5%

PERFORMANCE OVERVIEW
AMERICAN BEACON MID-CAP VALUE FUND(SM)
APRIL 30, 2009 (UNAUDITED)

     The Institutional Class of the Mid-Cap Value Fund returned 3.40% for the six months ended April 30, 2009. The Fund outperformed the Russell Midcap(R) Value Index ("Index") return of -6.14% and the Lipper Mid-Cap Value Funds Index return of -1.17%.

                                                     ANNUALIZED TOTAL RETURNS
                                                      PERIODS ENDED 4/30/09
                                           -------------------------------------------
                                                                          SINCE INCEP.
                                           6 MONTHS*   1 YEAR   3 YEARS     (6/30/04)
                                           ---------   ------   -------   ------------
Institutional Class(1,3,6) .............      3.40%    -31.56%  -11.84%      -2.23%
Investor Class (1,2,6) .................      3.22%    -31.76%  -12.09%      -2.41%
Advisor Class (1,4,6) ..................      3.61%    -31.55%  -12.06%      -2.38%
AMR Class (1,6) ........................      3.38%    -31.50%  -11.70%      -2.11%
Russell Midcap(R) Value Index(5) .......     -6.14%    -36.76%  -12.56%      -1.18%
Lipper Mid-Cap Value Funds Index(5) ....     -1.17%    -34.47%  -11.24%      -1.93%

*    Not annualized

(1.) The Investor and Advisor Classes were formerly known as the PlanAhead and Service Classes, respectively. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the AMR Class of the Fund was waived through 2006. Performance prior to waiving fees was lower than the actual returns shown.

(2.) Fund performance for the since inception period represents the total returns achieved by the AMR Class from 6/30/04 up to 3/1/06, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/04. A portion of the fees charged to the Investor Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than actual returns shown since 2006.

(3.) Fund performance for the since inception period represents the total returns achieved by the AMR Class from 6/30/04 up to 11/30/05, the inception date of the Institutional Class, and the returns of the Institutional Class since its inception. Expenses of the Institutional Class are higher than those of the AMR Class. As a result, total returns shown may be higher than they would have been had the Institutional Class been in existence since 6/30/04. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than actual returns shown since 2007.

(4.) Performance shown prior to the 6/29/07 inception of the Advisor Class is that of the AMR Class from 6/30/04 to 11/30/05, the Institutional Class from 11/30/05 to 2/28/06 and the Investor Class from 2/28/06 to 6/29/07. The returns have not been adjusted for any difference between the fees and expenses of the Advisor Class and the historical fees and expenses of the AMR, Institutional and Investor Classes. Because the AMR, Institutional and Investor Classes had lower expenses, their performance was better than the Advisor Class would have realized during the same period. A portion of the fees charged to the Advisor Class of the Fund has been waived since 2007. Performance prior to waiving fees was lower than the actual returns shown since 2007.

(5.) The Russell Midcap Value Index is an unmanaged index of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Russell Midcap Value Index, Russell Midcap Index and Russell 1000 Index are registered trademarks of Frank Russell Company. The Lipper Mid-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

(6.) The total annual Fund operating expense ratio set forth in the most recent
     Fund prospectus for the Institutional, Investor, Advisor, and AMR Class shares was 1.17%, 1.33%, 2.05%, and 0.83%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

     The Fund outperformed the Index as both sector allocation and stock selection added value relative to the Index. Significant overweightings in Consumer Discretionary, Information Technology, and Health Care, three of the top performing sectors in the Index, were a major source of excess performance. An underweight in Financials, the worst performing sector in the Index, also added to the Fund's performance.

     From a stock selection standpoint, investments in the Financials and Utilities sectors contributed most to the Fund's excess performance. In the Financials sector, Moody's (up 16.4%) and Annaly Capital Management (up 8.1%) added the most value relative to the Index. Xcel Energy (up 8.7%) and Sempra Energy (up 10.0%) were the largest contributors in the Utilities sector. The Fund's holdings in the Health Care sector detracted value. Health Care companies with the greatest negative impact included Hill-Rom Holdings (down 37.8% for the period the Fund owned the security), IMS Health (down 12.0%), and Omnicare (down 6.6%).

     The sub-advisors' philosophy of investing in undervalued companies that exhibit improving profitability and earnings growth potential should allow the Fund to benefit longer term.

PERFORMANCE OVERVIEW
AMERICAN BEACON MID-CAP VALUE FUND(SM)
APRIL 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                              % OF
                                           NET ASSETS
                                           ----------
L-3 Communications Holdings, Inc........      3.0%
J.C. Penney Company, Inc................      1.9%
Avnet, Inc..............................      1.8%
Motorola, Inc...........................      1.8%
Tyco Electronics Ltd....................      1.8%
GameStop Corp...........................      1.7%
Omnicare, Inc...........................      1.7%
Alcatel-Lucent..........................      1.7%
Stanley Works...........................      1.7%
Annaly Capital Management, Inc..........      1.7%

SECTOR ALLOCATION

                                             % OF
                                           EQUITIES
                                           --------
Consumer Discretionary .................     24.2%
Financials..............................     19.7%
Information Technology .................     14.9%
Health Care ............................     12.4%
Industrials ............................     12.4%
Utilities ..............................      7.5%
Consumer Staples .......................      4.8%
Energy .................................      4.1%

Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

PERFORMANCE OVERVIEW
AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND(SM)
APRIL 30, 2009 (UNAUDITED)

     The Small Cap Value Opportunity Fund closed on May 29, 2009.

                                                ANNUALIZED TOTAL RETURNS
                                                 PERIODS ENDED 4/30/09
                                           ---------------------------------
                                                                SINCE INCEP.
                                           6 MONTHS*   1 YEAR     (3/31/06)
                                           ---------   ------   ------------
Institutional Class(1,3)................    -15.99%    -36.01%     -16.63%
Investor Class(1,3).....................    -16.07%    -36.07%     -16.74%
Russell 2000 Value Index (2)............    -12.61%    -31.37%     -13.06%
Lipper Small-Cap Value Funds Index (2)..     -5.16%    -29.97%     -11.83%

*    Not annualized

(1.) The Investor Class was formerly known as the PlanAhead Class. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional and Investor Classes of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

(2.) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Value Index and Russell 2000 Index are registered trademarks of Frank Russell Company. The Lipper Small-Cap Value Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Value Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

(3.) The total annual Fund operating expense ratio set forth in the most recent
     Fund prospectus for the Institutional and Investor Class shares was 1.57% and 1.83%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Investing in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

FUND EXPENSES - ACTUAL
APRIL 30, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2008 through April 30, 2009.

ACTUAL EXPENSES

     The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the "Expenses Paid During Period" for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

                                                                                          SMALL CAP
                                                                LARGE CAP                   VALUE
                                                     BALANCED     GROWTH      MID-CAP    OPPORTUNITY
INSTITUTIONAL CLASS                                    FUND        FUND     VALUE FUND      FUND
-------------------                                 ---------   ---------   ----------   -----------
Beginning Account Value 11/1/08 .................   $1,000.00   $1,000.00   $1,000.00    $1,000.00
Ending Account Value 4/30/09 ....................   $  987.94   $  969.68   $1,034.03    $  840.11
Expenses Paid During Period 11/1/08-4/30/09 * ...   $    2.81   $    4.30   $    4.94    $    8.67
Annualized Expense Ratio ........................        0.57%       0.88%       0.98%        1.90%

                                                                              SMALL CAP
                                                                                VALUE
                                                     BALANCED     MID-CAP    OPPORTUNITY
INVESTOR CLASS                                         FUND     VALUE FUND      FUND
--------------                                      ---------   ----------   -----------
Beginning Account Value 11/1/08 .................   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 4/30/09 ....................   $  986.79    $1,032.23    $  839.25
Expenses Paid During Period 11/1/08-4/30/09 * ...   $    4.14    $    6.20    $    5.97
Annualized Expense Ratio ........................        0.84%        1.23%        1.31%

                                                     BALANCED     MID-CAP
ADVISOR CLASS                                          FUND     VALUE FUND
-------------                                       ---------   ----------
Beginning Account Value 11/1/08 .................   $1,000.00   $1,000.00
Ending Account Value 4/30/09 ....................   $  985.68   $1,036.06
Expenses Paid During Period 11/1/08-4/30/09 * ...   $    5.27   $    2.68
Annualized Expense Ratio ........................        1.07%       0.53%

                                                     BALANCED    LARGE CAP      MID-CAP
AMR CLASS                                              FUND     GROWTH FUND   VALUE FUND
---------                                           ---------   -----------   ----------
Beginning Account Value 11/1/08 .................   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 4/30/2009 ..................   $  989.61    $  969.43    $1,033.78
Expenses Paid During Period 11/1/08-4/30/09 * ...   $    1.58    $    2.78    $    4.34
Annualized Expense Ratio ........................        0.32%        0.57%        0.86%

----------
* Expenses are equal to the Fund's annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year ( 181 ) by days in the year ( 365 ) to reflect the half-year period.

FUND EXPENSES - HYPOTHETICAL
APRIL 30, 2009 (UNAUDITED)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                                                          SMALL CAP
                                                                LARGE CAP                   VALUE
                                                     BALANCED     GROWTH      MID-CAP    OPPORTUNITY
INSTITUTIONAL CLASS                                    FUND        FUND     VALUE FUND      FUND
-------------------                                 ---------   ---------   ----------   -----------
Beginning Account Value 11/1/08 .................   $1,000.00   $1,000.00   $1,000.00     $1,000.00
Ending Account Value 4/30/09 ....................   $1,021.97   $1,020.43   $1,019.93     $1,015.37
Expenses Paid During Period 11/1/08-04/30/09 * ..   $    2.86   $    4.41   $    4.91     $    9.49
Annualized Expense Ratio ........................        0.57%       0.88%       0.98%         1.90%

                                                                              SMALL CAP
                                                                                VALUE
                                                     BALANCED     MID-CAP    OPPORTUNITY
INVESTOR CLASS                                         FUND     VALUE FUND      FUND
--------------                                      ---------   ----------   -----------
Beginning Account Value 11/1/08 .................   $1,000.00   $1,000.00     $1,000.00
Ending Account Value 4/30/09 ....................   $1,020.63   $1,018.70     $1,018.30
Expenses Paid During Period 11/1/08-4/30/09 * ...   $    4.21   $    6.16     $    6.56
Annualized Expense Ratio ........................        0.84%       1.23%         1.31%

                                                     BALANCED     MID-CAP
ADVISOR CLASS                                          FUND     VALUE FUND
-------------                                       ---------   ----------
Beginning Account Value 11/1/08 .................   $1,000.00   $1,000.00
Ending Account Value 4/30/09 ....................   $1,019.49   $1,022.17
Expenses Paid During Period 11/1/08-4/30/09 * ...   $    5.36   $    2.66
Annualized Expense Ratio ........................        1.07%       0.53%

                                                     BALANCED    LARGE CAP      MID-CAP
AMR CLASS                                              FUND     GROWTH FUND   VALUE FUND
---------                                           ---------   -----------   ----------
Beginning Account Value 11/1/08 .................   $1,000.00    $1,000.00     $1,000.00
Ending Account Value 4/30/09 ....................   $1,023.21    $1,021.97     $1,020.53
Expenses Paid During Period 11/1/08-4/30/09 * ...   $    1.61    $    2.86     $    4.31
Annualized Expense Ratio ........................        0.32%        0.57%         0.86%

* Expenses are equal to the Fund's annualized expense ratios for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year ( 181 ) by days in the year ( 365 ) to reflect the half year period.

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
COMMON STOCKS - 53.73%
CONSUMER DISCRETIONARY - 4.61%
   HOTELS, RESTAURANTS & LEISURE - 0.83%
      Carnival Corp. ...............................      155,300   $      4,174
      Wyndham Worldwide Corp. ......................      143,200          1,673
                                                                    ------------
                                                                           5,847
                                                                    ------------
   HOUSEHOLD DURABLES - 0.33%
      Fortune Brands, Inc. .........................       60,000          2,359
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.30%
      eBay, Inc. ## ................................      128,000          2,108
                                                                    ------------
   MEDIA - 0.83%
      CBS Corp. ....................................      236,700          1,666
      Interpublic Group of Cos., Inc. ## ...........      240,900          1,508
      Walt Disney Co. Ltd. .........................      121,000          2,650
                                                                    ------------
                                                                           5,824
                                                                    ------------
   MULTILINE RETAIL - 1.00%
      J.C. Penney Company, Inc. ....................      109,400          3,358
      Target Corp. .................................       67,700          2,793
      Wal-Mart Stores, Inc. ........................       18,200            917
                                                                    ------------
                                                                           7,068
                                                                    ------------
   SPECIALTY RETAIL - 1.32%
      Gap, Inc. ....................................      118,600          1,843
      The Home Depot, Inc. .........................      256,050          6,739
      Limited Brands, Inc. .........................       62,900            719
                                                                    ------------
                                                                           9,301
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ....................                      32,507
                                                                    ------------
CONSUMER STAPLES - 5.11%
   BEVERAGES - 1.16%
      Coca-Cola Co. ................................       67,100          2,889
      Diageo plc, ADR ..............................       68,200          3,263
      PepsiCo, Inc. ................................       41,200          2,050
                                                                    ------------
                                                                           8,202
                                                                    ------------
   FOOD & DRUG RETAILING - 0.41%
      Safeway, Inc. ................................      147,000          2,903
                                                                    ------------
   FOOD PRODUCTS - 0.71%
      H.J. Heinz Co. ...............................       46,500          1,601
      Kraft Foods, Inc. ............................       70,045          1,639
      Unilever plc, ADR ............................       89,000          1,732
                                                                    ------------
                                                                           4,972
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   HOUSEHOLD PRODUCTS - 0.19%
      The Procter & Gamble Co. .....................       27,700   $      1,370
                                                                    ------------
   TOBACCO - 2.64%
      Altria Group, Inc. ...........................      103,000          1,682
      Imperial Tobacco Group plc, ADR ..............      121,900          5,540
      Lorillard, Inc. ..............................       21,000          1,326
      Philip Morris International, Inc. ............      277,000         10,027
                                                                    ------------
                                                                          18,575
                                                                    ------------
   TOTAL CONSUMER STAPLES ..........................                      36,022
                                                                    ------------
ENERGY - 4.58%
   OIL & GAS - 4.58%
      Chevron Corp. ................................      101,428          6,704
      ConocoPhillips ...............................      230,376          9,445
      Devon Energy Corp. ...........................       87,900          4,558
      Duke Energy Corp. ............................      178,000          2,458
      Occidental Petroleum Corp. ...................       69,600          3,918
      Royal Dutch Shell plc, ADR ...................      115,100          5,237
                                                                    ------------
   TOTAL ENERGY ....................................                      32,320
                                                                    ------------
FINANCIALS - 9.23%
   BANKS - 5.45%
      Bank of America Corp. ........................      725,480          6,478
      Bank of New York Mellon Corp. ................       40,100          1,022
      Citigroup, Inc. ..............................      241,042            735
      Comerica, Inc. ...............................       39,700            833
      JP Morgan Chase & Co. ........................      361,234         11,921
      KeyCorp ......................................      223,257          1,373
      PNC Financial Services Group, Inc. ...........      148,858          5,910
      SunTrust Banks, Inc. .........................       30,000            433
      U.S. Bancorp .................................      118,560          2,160
      Washington Mutual, Inc. ......................      468,800             --
      Wells Fargo & Co. ............................      376,098          7,526
                                                                    ------------
                                                                          38,391
                                                                    ------------
   DIVERSIFIED FINANCIALS - 1.01%
      American Express Co. .........................      204,800          5,165
      Capital One Financial Corp. ..................       69,700          1,167
      SLM Corp. ## + ...............................      165,200            798
                                                                    ------------
                                                                           7,130
                                                                    ------------
   INSURANCE - 2.77%
      ACE Ltd. .....................................       77,500          3,590
      Allstate Corp. ...............................       49,600          1,157
      American International Group, Inc. + .........       88,000            121
      Conseco, Inc. ## .............................       95,500            153
      Genworth Financial, Inc. .....................      149,900            354

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Hartford Financial Services Group, Inc. ......       33,000   $        378
      MetLife, Inc. ................................      186,788          5,557
      Prudential Financial, Inc. ...................       31,300            904
      Travelers Cos., Inc. .........................      120,800          4,970
      XL Capital Ltd. ..............................      244,500          2,325
                                                                    ------------
                                                                          19,509
                                                                    ------------
   TOTAL FINANCIALS ................................                      65,030
                                                                    ------------
HEALTH CARE - 6.99%
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.33%
      Baxter International, Inc. ...................       24,000          1,164
      Zimmer Holdings, Inc. ## .....................       26,700          1,175
                                                                    ------------
                                                                           2,339
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 1.24%
      Cardinal Health, Inc. ........................       69,100          2,335
      CIGNA Corp. ..................................      153,900          3,033
      UnitedHealth Group, Inc. .....................       72,300          1,700
      WellPoint, Inc. ## ...........................       39,000          1,668
                                                                    ------------
                                                                           8,736
                                                                    ------------
   PHARMACEUTICALS - 5.42%
      Amgen, Inc. ## ...............................       22,300          1,081
      Bristol-Myers Squibb Co. .....................      421,000          8,083
      Eli Lilly & Co. ..............................       90,000          2,963
      Johnson & Johnson ............................       63,300          3,314
      Merck & Co., Inc. ............................      120,000          2,909
      Pfizer, Inc. .................................      444,700          5,941
      Schering-Plough Corp. ........................      185,600          4,273
      Wyeth Corp. ..................................      226,700          9,612
                                                                    ------------
                                                                          38,176
                                                                    ------------
   TOTAL HEALTH CARE ...............................                      49,251
                                                                    ------------
INDUSTRIALS - 8.47%
   AEROSPACE & DEFENSE - 2.02%
      Boeing Co. ...................................       96,100          3,849
      Northrop Grumman Corp. .......................       71,200          3,443
      Raytheon Co. .................................      128,200          5,798
      United Technologies Corp. ....................       23,600          1,153
                                                                    ------------
                                                                          14,243
                                                                    ------------
   AIR FREIGHT & COURIERS - 0.71%
      FedEx Corp. ..................................       90,000          5,036
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 3.10%
      3M Co. .......................................       69,900          4,026
      General Electric Co. .........................      447,300          5,659
      Honeywell International, Inc. ................      250,500          7,818
      Textron, Inc. ................................      100,000          1,073

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Tyco International Ltd. ......................      139,025   $      3,303
                                                                    ------------
                                                                          21,879
                                                                    ------------
   MACHINERY - 2.16%
      Caterpillar, Inc. + ..........................       40,000          1,423
      Cummins, Inc. ................................       46,400          1,577
      Eaton Corp. ..................................       40,300          1,765
      Illinois Tool Works, Inc. ....................      143,900          4,720
      ITT Industries, Inc. .........................       77,000          3,158
      PACCAR, Inc. + ...............................       72,200          2,559
                                                                    ------------
                                                                          15,202
                                                                    ------------
   TRANSPORTATION INFRASTRUCTURE - 0.48%
      Burlington Northern Santa Fe Corp. ...........       49,600          3,347
                                                                    ------------
   TOTAL INDUSTRIALS ...............................                      59,707
                                                                    ------------
INFORMATION TECHNOLOGY - 6.82%
   COMMUNICATIONS EQUIPMENT - 0.71%
      Alcatel-Lucent, ADR ## .......................      504,000          1,260
      Nokia Corp., ADR .............................      264,000          3,733
                                                                    ------------
                                                                           4,993
                                                                    ------------
   COMPUTERS & PERIPHERALS - 2.20%
      Hewlett-Packard Co. ..........................      185,400          6,670
      International Business Machines Corp. ........       85,600          8,835
                                                                    ------------
                                                                          15,505
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.31%
      Intel Corp. ..................................      364,600          5,753
      Tyco Electronics Ltd. ........................      200,025          3,489
                                                                    ------------
                                                                           9,242
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.19%
      Texas Instruments, Inc. ......................       75,800          1,369
                                                                    ------------
   SOFTWARE - 2.41%
      CA, Inc. .....................................      263,674          4,548
      Microsoft Corp. ..............................      463,900          9,399
      Oracle Corp. .................................      155,300          3,004
                                                                    ------------
                                                                          16,951
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ....................                      48,060
                                                                    ------------
MATERIALS - 2.11%
   CHEMICALS - 1.85%
      Air Products & Chemicals, Inc. ...............       24,000          1,581
      Dow Chemical Co. .............................       74,600          1,194
      E. I. du Pont de Nemours & Co. ...............      173,900          4,852
      Eastman Chemical Co. .........................       50,100          1,988
      PPG Industries, Inc. .........................       78,500          3,458
                                                                    ------------
                                                                          13,073
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   METALS & MINING - 0.26%
      Alcoa, Inc. ..................................      199,500   $      1,809
                                                                    ------------
   TOTAL MATERIALS .................................                      14,882
                                                                    ------------
TELECOMMUNICATION SERVICES - 2.78%
   DIVERSIFIED TELECOMMUNICATION - 2.78%
      AT&T, Inc. ...................................      453,677         11,623
      Fairpoint Communications, Inc. ...............        3,428              4
      Verizon Communications, Inc. .................      263,728          8,001
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ................                      19,628
                                                                    ------------
UTILITIES - 3.03%
   ELECTRIC UTILITIES - 2.54%
      CenterPoint Energy, Inc. .....................      162,000          1,724
      Constellation Energy Group, Inc. .............       48,100          1,158
      Dominion Resources, Inc. .....................      105,300          3,176
      Edison International .........................       38,500          1,098
      Entergy Corp. ................................       42,400          2,746
      Exelon Corp. .................................       78,200          3,607
      FPL Group, Inc. ..............................       46,600          2,506
      Public Service Enterprise Group, Inc. ........       64,000          1,910
                                                                    ------------
                                                                          17,925
                                                                    ------------
   GAS UTILITIES - 0.49%
      Spectra Energy Corp. .........................      236,100          3,424
                                                                    ------------
   TOTAL UTILITIES .................................                      21,349
                                                                    ------------
   TOTAL COMMON STOCKS .............................                     378,756
                                                                    ------------
PREFERRED STOCKS - 0.16%
FINANCIALS - 0.16%
   BANKS - 0.16%
      Citigroup, Inc. ..............................       62,500          1,111
                                                                    ------------

                                                           PAR
                                                         AMOUNT
                                                       ----------
CORPORATE OBLIGATIONS - 17.55%
   AEROSPACE & DEFENSE - 0.08%
      Raytheon Co.,
         5.375%, Due 4/1/2013 ......................   $      550            571
                                                                    ------------
   BANKS - 1.55%
      Bank of America Corp.,
         7.80%, Due 9/15/2016 ......................          900            620
         6.00%, Due 9/1/2017 .......................          400            335
         5.75%, Due 12/1/2017 ......................          875            715
      Bank of New York Mellon Corp.,
         4.95%, Due 11/1/2012 ......................          355            368

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
         5.125%, Due 8/27/2013 .....................   $      400   $        415
      Bank One Corp.,
         5.90%, Due 11/15/2011 .....................          820            832
         4.90%, Due 4/30/2015 ......................          550            494
      BP Capital Markets plc,
         3.125%, Due 3/10/2012 .....................          415            421
      Citigroup, Inc.,
         5.125%, Due 2/14/2011 .....................        2,175          2,038
         6.125%, Due 11/21/2017 ....................          960            791
      Fifth Third Bancorp,
         8.25%, Due 3/1/2038 .......................        1,500            877
      ING Bank, NV,
         5.125%, Due 5/1/2015 ++ ...................          450            396
      JP Morgan Chase & Co.,
         6.00%, Due 1/15/2018 ......................          500            486
      Wachovia Corp.,
         5.70%, Due 8/1/2013 .......................          180            176
      Washington Mutual Finance Corp.,
         6.875%, Due 5/15/2011 .....................          660            602
      Wells Fargo & Co.,
         5.25%, Due 10/23/2012 .....................          840            843
         5.625%, Due 12/11/2017 ....................          525            489
                                                                    ------------
                                                                          10,898
                                                                    ------------
   BASIC MATERIALS - 0.16%
      ArcelorMittal,
         6.125%, Due 6/1/2018 ......................          365            294
      EI Du Pont de Nemours & Co.,
         5.875%, Due 1/15/2014 .....................          560            597
      Lubrizol Corp.,
         8.875%, Due 2/1/2019 ......................          185            201
                                                                    ------------
                                                                           1,092
                                                                    ------------
   COMMUNICATIONS - 1.80%
      Alltel Corp.,
         7.00%, Due 7/1/2012 .......................          300            317
      British Telecommunications plc,
         8.625%, Due 12/15/2010 # ..................          575            601
      Comcast Cable Communications Holdings, Inc.,
         8.375%, Due 3/15/2013 .....................          850            937
      Comcast Corp.,
         5.30%, Due 1/15/2014 ......................          410            414
         5.875%, Due 2/15/2018 .....................          305            302
         6.45%, Due 3/15/2037 ......................        2,630          2,438
      Nokia Corp.,
         5.375%, Due 5/15/2019 .....................          600            594
      Rogers Communications, Inc.,
         6.80%, Due 8/15/2018 ......................          350            367

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Time Warner Cable, Inc.,
         8.25%, Due 2/14/2014 ......................   $      300   $        329
         5.85%, Due 5/1/2017 .......................        1,055          1,014
         7.30%, Due 7/1/2038 .......................        1,920          1,919
      Verizon Wireless Capital, LLC,
         8.50%, Due 11/15/2018 ++ ..................          920          1,102
      Viacom, Inc.,
         6.875%, Due 4/30/2036 .....................        2,880          2,349
                                                                    ------------
                                                                          12,683
                                                                    ------------
   CONSUMER DISCRETIONARY - 0.58%
      Best Buy Co., Inc.,
         6.75%, Due 7/15/2013 ......................          415            410
      Lowe's Companies, Inc.,
         5.50%, Due 10/15/2035 .....................          210            171
         6.65%, Due 9/15/2037 ......................          170            170
      Target Corp.,
         6.50%, Due 10/15/2037 .....................          445            386
      Walgreen Co.,
         5.25%, Due 1/15/2019 ......................          390            388
      Wal-Mart Stores, Inc.,
         7.55%, Due 2/15/2030 ......................          425            490
         6.50%, Due 8/15/2037 ......................        1,340          1,421
         6.20%, Due 4/15/2038 ......................          656            683
                                                                    ------------
                                                                           4,119
                                                                    ------------
   CONSUMER STAPLES - 0.61%
      Altria Group, Inc.,
         9.70%, Due 11/10/2018 .....................          365            427
      Archer-Daniels-Midland Co.,
         6.45%, Due 1/15/2038 ......................          350            356
      Coca-Cola Enterprises, Inc.,
         7.375%, Due 3/3/2014 ......................          175            200
      Dr Pepper Snapple Group, Inc.,
         6.82%, Due 5/1/2018 .......................          250            243
      Kellogg Co.,
         4.25%, Due 3/6/2013 .......................          500            505
      Kraft Foods, Inc.,
         6.75%, Due 2/19/2014 ......................          300            327
         6.50%, Due 8/11/2017 ......................          240            249
         7.00%, Due 8/11/2037 ......................        1,580          1,553
      Kroger Co.,
         7.50%, Due 1/15/2014 ......................          190            212
      Safeway, Inc.,
         6.25%, Due 3/15/2014 ......................          180            191
                                                                    ------------
                                                                           4,263
                                                                    ------------
   ENERGY - 1.51%
      Cameron International Corp.,
         6.375%, Due 7/15/2018 .....................          215            188

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Canadian Natural Resources Ltd.,
         6.70%, Due 7/15/2011 ......................   $      410   $        425
         6.25%, Due 3/15/2038 ......................          425            346
      ConocoPhillips,
         5.20%, Due 5/15/2018 ......................          425            417
         5.75%, Due 2/1/2019 .......................          335            342
         6.50%, Due 2/1/2039 .......................          705            699
      Consolidated Natural Gas Co.,
         6.00%, Due 10/15/2010 .....................          495            511
      Energy Transfer Partners LP,
         8.50%, Due 4/15/2014 ......................          300            324
         9.00%, Due 4/15/2019 ......................          260            284
      EOG Resources Canada, Inc.,
         4.75%, Due 3/15/2014 ++ ...................          550            551
      Marathon Oil Corp.,
         6.00%, Due 10/1/2017 ......................          445            424
      Shell International Finance BV,
         6.375%, Due 12/15/2038 ....................        2,180          2,320
      TransCanada Pipelines Ltd.,
         7.625%, Due 1/15/2039 .....................          390            427
      Transocean, Inc.,
         6.80%, Due 3/15/2038 ......................        3,170          3,034
      Valero Energy Corp.,
         9.375%, Due 3/15/2019 .....................          155            173
         6.625%, Due 6/15/2037 .....................          185            146
                                                                    ------------
                                                                          10,611
                                                                    ------------
   FINANCE - 2.21%
      American Express Co.,
         8.15%, Due 3/19/2038 ......................          325            308
      American Express Credit Corp.,
         5.875%, Due 5/2/2013 ......................          475            468
      American General Finance Corp.,
         4.875%, Due 5/15/2010 .....................          500            332
         4.00%, Due 3/15/2011 ......................          630            319
      Ameriprise Financial, Inc.,
         5.35%, Due 11/15/2010 .....................          975            961
      Bear Stearns Cos., Inc.,
         6.40%, Due 10/2/2017 ......................          555            540
         7.25%, Due 2/1/2018 .......................          340            347
      CIT Group, Inc.,
         4.75%, Due 12/15/2010 .....................          270            200
      CME Group, Inc.,
         5.40%, Due 8/1/2013 .......................          475            492
      Countrywide Home Loans, Inc.,
         4.00%, Due 3/22/2011 ......................          140            131
      General Electric Capital Corp.,
         4.375%, Due 3/3/2012 ......................          700            684
         5.65%, Due 6/9/2014 .......................        1,050          1,043

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
         5.625%, Due 5/1/2018 ......................   $      500   $        436
         6.875%, Due 1/10/2039 .....................          390            306
      Goldman Sachs Group, Inc.,
         4.75%, Due 7/15/2013 ......................          450            436
         6.25%, Due 9/1/2017 .......................          550            520
         5.95%, Due 1/18/2018 ......................          280            260
         6.75%, Due 10/1/2037 ......................        1,402          1,069
      HSBC Finance Corp.,
         5.25%, Due 1/14/2011 ......................        1,700          1,650
      International Lease Finance Corp.,
         5.75%, Due 6/15/2011 ......................          475            362
      JP Morgan Chase & Co.,
         6.75%, Due 2/1/2011 .......................        1,075          1,115
      Korea Development Bank,
         8.00%, Due 1/23/2014 ......................          900            945
      Merrill Lynch & Co., Inc.,
         5.45%, Due 2/5/2013 .......................          340            298
         6.875%, Due 4/25/2018 .....................          250            211
         6.11%, Due 1/29/2037 ......................          425            248
      Novartis Capital Corp.,
         4.125%, Due 2/10/2014 .....................          560            580
      Novartis Securities Investment Ltd.,
         5.125%, Due 2/10/2019 .....................        1,164          1,192
      SLM Corp.,
         5.375%, Due 1/15/2013 .....................          185            124
                                                                    ------------
                                                                          15,577
                                                                    ------------
   HEALTH CARE - 0.72%
      Amgen, Inc.,
         6.40%, Due 2/1/2039 .......................          445            448
      Covidien International Finance SA,
         5.45%, Due 10/15/2012 .....................          360            374
         6.55%, Due 10/15/2037 .....................        1,500          1,480
      UnitedHealth Group, Inc.,
         5.25%, Due 3/15/2011 ......................          865            879
         6.625%, Due 11/15/2037 ....................        2,000          1,654
         6.875%, Due 2/15/2038 .....................          285            248
                                                                    ------------
                                                                           5,083
                                                                    ------------
   INDUSTRIALS - 2.47%
      American Honda Finance Corp.,
         4.625%, Due 4/2/2013 ++ ...................          425            380
      Burlington Northern Santa Fe Corp.,
         5.75%, Due 3/15/2018 ......................          425            423
      Canadian National Railway Co.,
         5.55%, Due 5/15/2018 ......................          500            506
         5.55%, Due 3/1/2019 .......................          175            178
      Caterpillar Financial Services Corp.,
         4.85%, Due 12/7/2012 ......................          265            264

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Con-way, Inc.,
         8.875%, Due 5/1/2010 ......................   $    1,850   $      1,823
      CRH America, Inc.,
         6.00%, Due 9/30/2016 ......................          985            769
      Daimler Finance NA LLC,
         7.75%, Due 1/18/2011 ......................        1,000          1,010
         5.875%, Due 3/15/2011 .....................          450            445
         5.75%, Due 9/8/2011 .......................          550            540
      Eaton Corp.,
         5.60%, Due 5/15/2018 ......................          340            317
      FedEx Corp.,
         8.00%, Due 1/15/2019 ......................          900            974
      Home Depot, Inc.,
         5.20%, Due 3/1/2011 .......................          445            453
      Honeywell International, Inc.,
         4.25%, Due 3/1/2013 .......................          500            519
      ITT Corp.,
         4.90%, Due 5/1/2014 .......................          845            856
      John Deere Capital Corp.,
         5.40%, Due 10/17/2011 .....................          650            675
      Koninklijke Philips Electronics NV,
         5.75%, Due 3/11/2018 ......................          335            336
      Nissan Motor Acceptance Corp.,
         5.625%, Due 3/14/2011 ++ ..................          500            456
      Norfolk Southern Corp.,
         5.75%, Due 4/1/2018 .......................          425            419
      Tyco Electronics Group SA,
         6.55%, Due 10/1/2017 ......................        2,057          1,583
         7.125%, Due 10/1/2037 .....................        1,750          1,067
      Tyco International Finance SA,
         8.50%, Due 1/15/2019 ......................          240            257
      Unilever Capital Corp.,
         7.125%, Due 11/1/2010 .....................        2,000          2,147
      Union Pacific Corp.,
         6.50%, Due 4/15/2012 ......................          550            569
      United Technologies Corp.,
         6.125%, Due 7/15/2038 .....................          210            209
      Waste Management, Inc.,
         7.375%, Due 3/11/2019 .....................          255            259
                                                                    ------------
                                                                          17,434
                                                                    ------------
   INSURANCE - 0.69%
      Aegon Funding Corp.,
         5.75%, Due 12/15/2020 .....................          450            369
      American International Group, Inc.,
         5.85%, Due 1/16/2018 ......................          550            186
         6.25%, Due 5/1/2036 .......................          425            145
      John Hancock Global Funding II,
         7.90%, Due 7/2/2010 ++ ....................           25             26

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   Liberty Mutual Insurance Co.,
      7.875%, Due 10/15/2026 ++ ....................   $    1,500   $        968
   Lincoln National Corp.,
      4.75%, Due 2/15/2014 .........................          245            157
   MetLife, Inc.,
      5.375%, Due 12/15/2012 .......................          660            628
      6.375%, Due 6/15/2034 ........................          450            345
   Metropolitan Life Global Funding I,
      4.625%, Due 8/19/2010 ++ .....................          900            875
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 .........................          550            447
      5.10%, Due 9/20/2014 .........................          550            435
   Willis North America, Inc.,
      6.20%, Due 3/28/2017 .........................          360            261
                                                                    ------------
                                                                           4,842
                                                                    ------------
PHARMACEUTICALS - 1.48%
   Amgen, Inc.,
      6.90%, Due 6/1/2038 ..........................        1,480          1,587
   AstraZeneca plc,
      6.45%, Due 9/15/2037 .........................        1,880          2,024
   Biogen Idec, Inc.,
      6.875%, Due 3/1/2018 .........................        1,500          1,466
   Bristol-Myers Squibb Co.,
      5.45%, Due 5/1/2018 ..........................          250            256
      6.125%, Due 5/1/2038 .........................          875            890
   GlaxoSmithKline Capital, Inc.,
      5.65%, Due 5/15/2018 .........................          250            260
      6.375%, Due 5/15/2038 ........................        1,370          1,411
   Hospira, Inc.,
      6.05%, Due 3/30/2017 .........................          360            323
   Pfizer, Inc.,
      4.45%, Due 3/15/2012 .........................          770            809
      5.35%, Due 3/15/2015 .........................          420            452
   Wyeth Corp.,
      5.50%, Due 2/1/2014 ..........................          890            955
                                                                    ------------
                                                                          10,433
                                                                    ------------
REAL ESTATE - 0.25%
   Equity Residential,
      5.125%, Due 3/15/2016 ........................          365            301
   ProLogis,
      5.50%, Due 4/1/2012 ..........................          450            366
      5.625%, Due 11/15/2016 .......................          550            368
   Simon Property Group LP,
      5.30%, Due 5/30/2013 .........................          425            379
      5.75%, Due 12/1/2015 .........................          460            378
                                                                    ------------
                                                                           1,792
                                                                    ------------

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
   TECHNOLOGY - 1.02%
      Cisco Systems, Inc.,
         5.90%, Due 2/15/2039 ......................   $    1,420   $      1,344
      Computer Sciences Corp.,
         5.50%, Due 3/15/2013 ......................          190            189
         6.50%, Due 3/15/2018 ......................          495            483
      Dell, Inc.,
         6.50%, Due 4/15/2038 ......................          500            413
      Hewlett-Packard Co.,
         4.25%, Due 2/24/2012 ......................          585            607
         4.50%, Due 3/1/2013 .......................          425            440
         6.125%, Due 3/1/2014 ......................          460            506
      International Business Machines Corp.,
         7.625%, Due 10/15/2018 ....................          770            913
      Oracle Corp.,
         6.50%, Due 4/15/2038 ......................        1,055          1,076
      United Technologies Corp.,
         6.125%, Due 2/1/2019 ......................          950          1,023
      Xerox Corp.,
         5.65%, Due 5/15/2013 ......................          250            225
                                                                    ------------
                                                                           7,219
                                                                    ------------
   TELEPHONE - 0.97%
      America Movil, S.A.B. de C.V.,
         6.375%, Due 3/1/2035 ......................          425            343
      AT&T Wireless Services, Inc.,
         8.75%, Due 3/1/2031 .......................          445            509
      AT&T, Inc.,
         5.10%, Due 9/15/2014 ......................          985          1,024
         5.625%, Due 6/15/2016 .....................          550            560
         5.50%, Due 2/1/2018 .......................          300            299
         6.80%, Due 5/15/2036 ......................          250            242
         6.40%, Due 5/15/2038 ......................        1,840          1,725
      Deutsche Telekom AG,
         8.50%, Due 6/15/2010 ......................          380            399
      Telefonica Emisiones SAU,
         5.984%, Due 6/20/2011 .....................          380            396
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 .......................          500            498
         6.90%, Due 4/15/2038 ......................          425            420
      Vodafone Group plc,
         6.15%, Due 2/27/2037 ......................          425            411
                                                                    ------------
                                                                           6,826
                                                                    ------------
   UTILITIES - 1.45%
      American Water Capital Corp.,
         6.593%, Due 10/15/2037 ....................        1,492          1,120
      Columbus Southern Power Co.,
         5.50%, Due 3/1/2013 .......................          660            668

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Dominion Resources, Inc.,
         Series A, 5.60%, Due 11/15/2016 ...........   $      500   $        490
         8.875%, Due 1/15/2019 .....................          120            139
      Duke Energy Carolinas LLC,
         5.10%, Due 4/15/2018 ......................          500            508
      Duke Energy Corp.,
         6.30%, Due 2/1/2014 .......................          270            285
      Duke Energy Indiana, Inc.,
         6.05%, Due 6/15/2016 ......................          520            530
      MidAmerican Energy Holdings Co.,
         5.875%, Due 10/1/2012 .....................          960            992
         6.125%, Due 4/1/2036 ......................          425            369
      Pacific Gas & Electric Co.,
         6.25%, Due 12/1/2013 ......................          175            190
      Public Service Enterprise Group, Inc.,
         6.95%, Due 6/1/2012 .......................          845            865
      Southern Power Co.,
         6.25%, Due 7/15/2012 ......................          705            730
      Union Electric Co.,
         6.70%, Due 2/1/2019 .......................          325            320
      Virginia Electric and Power Co.,
         5.40%, Due 4/30/2018 ......................          500            510
         8.875%, Due 11/15/2038 ....................          955          1,235
      Westar Energy, Inc.,
         6.00%, Due 7/1/2014 .......................          175            175
      Wisconsin Electric Power Co.,
         6.25%, Due 12/1/2015 ......................          280            296
      Xcel Energy, Inc.,
         5.613%, Due 4/1/2017 ......................          869            828
                                                                    ------------
                                                                          10,250
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS .....................                     123,693
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED
OBLIGATIONS - 2.64%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 1.38%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 ..........          486            485
         2007-2 A2, 5.634%, Due 4/10/2049 ..........        1,100            941
      Bear Stearns Commercial Mortgage Securities,
         Inc.,
         2006-T22 A2, 5.63%, Due 4/12/2038 .........          905            844
         2004-PWR5 A4, 4.831%, Due 7/11/2042 .......        2,010          1,772
         2005-T20 A2, 5.127%, Due 10/12/2042 .......          875            845
      Citigroup Commercial Mortgage Trust,
         2004-C2 A3, 4.38%, Due 10/15/2041 .........          995            903
      GE Capital Commercial Mortgage Corp.,
         2003-C2 A2, 4.17%, Due 7/10/2037 ..........          127            125

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2004-CBX A4, 4.529%, Due 1/12/2037 ........   $      555   $        486
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .......          128            128
         2005-LDP1 A2, 4.625%, Due 3/15/2046 .......        1,033          1,001
         2007-CB19 A4, 5.937%, Due 2/12/2049 .......          800            571
         2007-CB20 A2, 5.629%, Due 2/12/2051 .......          850            727
      LB-UBS Commercial Mortgage Trust,
         2004-C1 A4, 5.424%, Due 2/15/2040 .........          650            469
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.924%, Due 6/15/2049 ........          530            456
                                                                    ------------
                                                                           9,753
                                                                    ------------
   WHOLE LOAN COLLATERALIZED MORTGAGE
      OBLIGATIONS - 1.26%
      Chase Mortgage Finance Corp.,
         2006-A1 A1, 6.037%, Due 9/25/2036 ss ......        1,280            982
      Citicorp Mortgage Securities, Inc.,
         2006-3 2A1, 5.50%, Due 6/25/2021 ..........        1,125            991
      Citigroup/Deutsche Bank Commercial Mortgage
         Trust,
         5.886%, Due 11/15/2044 ....................        1,690          1,317
      Countrywide Home Loan Mortgage Pass Through
         Trust,
         2007-18 A1, 6.00%, Due 9/25/2037 ..........        1,410            952
      JP Morgan Chase Commercial Mortgage Securities
         Corp.,
         2006-LDP9 A3, 5.336%, Due 5/15/2047 .......          615            475
      JP Morgan Mortgage Trust,
         7.00%, Due 8/25/2037 ......................          777            505
      Morgan Stanley Capital I,
         5.692%, Due 4/15/2049 .....................        1,060            723
      Prime Mortgage Trust,
         2005-2, 5.25%, Due 7/25/2020 ..............        1,504          1,512
      Wells Fargo Mortgage Backed Securities Trust,
         2006-11 A8, 6.00%, Due 9/25/2036 ..........          771            613
         2007-7 A1, 6.00%, Due 6/25/2037 ...........        1,384            810
                                                                    ------------
                                                                           8,880
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ....                      18,633
                                                                    ------------
ASSET-BACKED SECURITIES - 0.57%
      American Express Credit Account Master Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ............        1,700          1,709
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ....          642            640
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/16/2014 ........        1,250          1,248

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
      Volkswagen Auto Loan Enhanced Trust,
         2008-2 A4A, 6.24%, Due 7/20/2015 ..........   $      400   $        410
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES ...................                       4,007
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.16%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.10%
         4.50%, Due 3/1/2019 .......................          715            739
         5.00%, Due 10/1/2020 ......................          291            302
         5.00%, Due 4/1/2023 .......................        1,422          1,472
         5.50%, Due 1/1/2024 .......................          666            693
         5.00%, Due 8/1/2033 .......................        1,471          1,517
         5.50%, Due 2/1/2034 .......................        1,361          1,412
         5.00%, Due 3/1/2034 .......................        1,141          1,176
         6.00%, Due 6/1/2034 .......................          829            869
         6.00%, Due 8/1/2034 .......................          707            743
         5.00%, Due 8/1/2035 .......................        1,044          1,075
         5.00%, Due 9/1/2035 .......................        1,324          1,363
         5.00%, Due 9/1/2035 .......................          740            762
         6.00%, Due 8/1/2036 .......................        1,447          1,513
         5.50%, Due 11/1/2036 ......................        1,296          1,342
         5.50%, Due 4/1/2037 .......................          752            779
         5.50%, Due 5/1/2037 .......................          893            925
         6.00%, Due 9/1/2037 .......................          501            524
         5.00%, Due 3/1/2038 .......................        1,656          1,704
         6.00%, Due 3/1/2038 .......................        2,802          2,928
                                                                    ------------
                                                                          21,838
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.36%
         5.50%, Due 2/1/2014 .......................          293            308
         6.00%, Due 4/1/2016 .......................          249            263
         5.00%, Due 12/1/2017 ......................          688            718
         4.50%, Due 9/1/2018 .......................          417            432
         4.00%, Due 8/1/2020 .......................          883            898
         5.50%, Due 5/1/2023 .......................          209            217
         5.00%, Due 12/1/2023 ......................          636            659
         5.00%, Due 3/1/2024 .......................          722            747
         5.00%, Due 3/1/2034 .......................        1,525          1,575
         4.50%, Due 9/1/2034 .......................          695            709
         5.50%, Due 12/1/2035 ......................          492            511
         5.50%, Due 12/1/2035 ......................          380            395
         5.50%, Due 1/1/2036 .......................        1,215          1,262
         5.50%, Due 2/1/2036 .......................          815            846
         5.00%, Due 2/1/2036 .......................          750            774
         5.00%, Due 3/1/2036 .......................        1,365          1,408
         5.50%, Due 4/1/2036 .......................        1,049          1,089
         6.00%, Due 9/1/2036 .......................          922            965
         6.50%, Due 9/1/2036 .......................        1,951          2,072
         5.50%, Due 12/1/2036 ......................        1,547          1,605

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                         (DOLLARS IN THOUSANDS)
         5.50%, Due 2/1/2037 .......................   $    1,503   $      1,559
         5.50%, Due 8/1/2037 .......................          960            998
         6.00%, Due 8/1/2037 .......................        1,274          1,333
         6.50%, Due 8/1/2037 .......................          327            347
         6.00%, Due 11/1/2037 ......................          682            713
         5.50%, Due 3/1/2038 .......................        5,432          5,634
         5.00%, Due 4/1/2038 .......................        4,580          4,715
         5.00%, Due 6/1/2038 .......................        1,923          1,980
         5.50%, Due 6/1/2038 .......................        2,413          2,503
         6.00%, Due 9/1/2038 .......................          557            583
                                                                    ------------
                                                                          37,818
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.70%
         7.00%, Due 12/15/2025 .....................          270            290
         4.201%, Due 8/16/2026 .....................          602            612
         6.50%, Due 8/15/2027 ......................          318            340
         6.50%, Due 11/15/2027 .....................          325            348
         7.50%, Due 12/15/2028 .....................          243            262
         5.50%, Due 7/15/2033 ......................          870            907
         6.00%, Due 12/15/2033 .....................          918            961
         5.50%, Due 2/20/2034 ......................        1,180          1,227
                                                                    ------------
                                                                           4,947
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ...                      64,603
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 7.49%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.00%
         4.50%, Due 1/15/2015 + ....................       24,090         26,372
         6.25%, Due 7/15/2032 ......................        1,500          1,826
                                                                          28,198
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.49%
         5.125%, Due 1/2/2014 ......................          645            663
         4.625%, Due 10/15/2014 ....................        1,000          1,100
         5.375%, Due 6/12/2017 + ...................        2,650          2,985
         6.25%, Due 5/15/2029 ......................       12,200         14,672
         6.00%, Due 4/18/2036 ......................        5,065          5,198
                                                                    ------------
                                                                          24,618
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS ...................                      52,816
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 3.06%
         1.375%, Due 2/15/2012 .....................        1,900          1,905
         1.75%, Due 3/31/2014 ......................        3,845          3,802
         2.75%, Due 2/15/2019 ......................        3,220          3,119
         7.875%, Due 2/15/2021 .....................        1,200          1,674
         6.25%, Due 8/15/2023 ......................        1,400          1,750
         6.875%, Due 8/15/2025 .....................          580            785
         5.25%, Due 11/15/2028 .....................          750            865
         4.75%, Due 2/15/2037 ......................          800            889

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                       ----------   ------------
                                                        (DOLLARS IN THOUSANDS)
         4.50%, Due 5/15/2038 ......................   $    6,275   $      6,752
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS .................                      21,541
                                                                    ------------

                                                         SHARES
                                                       ----------
SHORT TERM INVESTMENTS - 5.12%
      American Beacon U.S. Government Money
         Market Select Fund * ......................    5,000,000          5,000
      Columbia Government Reserve Fund .............   27,268,781         27,269

                                                           PAR
                                                         AMOUNT
                                                       ----------
      U.S. Treasury,
         0.12%, Due 6/11/2009 @ ....................   $    3,819          3,818
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS                                              36,087
                                                                    ------------

                                                          SHARES
                                                       ----------
SECURITIES LENDING COLLATERAL - 0.80%
      American Beacon U.S. Government Money
         Market Select Fund * .......................   1,209,900          1,210
      State Street Navigator Securities Lending
         Prime Portfolio ............................   4,425,898          4,426
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL                                     5,636
                                                                    ------------
TOTAL INVESTMENTS 100.28% - (COST $821,527)                              706,883
LIABILITIES, NET OF OTHER ASSETS - (0.28%)                                (1,989)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $    704,894
                                                                    ============

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2009.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,394 or 0.77% of net assets. The Fund has no right to demand registration of these securities.

#    Step Up/Down

ss. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

*    The Fund is affiliated by having the same investment advisor.

@ At April 30, 2009, security pledged as collateral for open futures contracts.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                              UNREALIZED
                         NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                         CONTRACTS      DATE       VALUE    (DEPRECIATION)
                         ---------   ----------   -------   --------------
Emini S&P 500 Index ..      831       Jun 2009    $36,149       $3,328
                                                  =======       ======

                             See accompanying notes

American Beacon Large Cap Growth Fund
Schedule of Investments
April 30, 2009 (Unaudited)

                                                             Shares       Value
                                                             ------       -----
                                                                 (dollars in
                                                                  thousands)
COMMON STOCKS - 94.66%
CONSUMER DISCRETIONARY - 10.98%
 Hotels, Restaurants & Leisure - 1.47%
  Carnival Corp. .....................................       15,300       $  412
  McDonald's Corp. ...................................        7,735          412
                                                                          ------
                                                                             824
                                                                          ------
 Household Durables - 0.69%
  Dolby Laboratories, Inc. ## ........................        9,600          385
                                                                          ------
 Internet & Catalog Retail - 0.87%
  priceline.com, Inc. ## .............................        5,000          485
                                                                          ------
 Multiline Retail - 2.37%
  Kohl's Corp. ## ....................................        7,800          354
  Wal-Mart Stores, Inc. ..............................       19,239          969
                                                                          ------
                                                                           1,323
                                                                          ------
 Specialty Retail - 4.20%
  AutoZone, Inc. ## ..................................        2,488          414
  Best Buy Company, Inc. .............................       19,961          766
  Dollar Tree, Inc. ## ...............................       11,281          478
  GameStop Corp. ## ..................................       14,080          425
  Lowe's Companies, Inc. .............................       12,200          262
                                                                          ------
                                                                           2,345
                                                                          ------
 Textiles & Apparel - 1.38%
  Coach, Inc. ## .....................................       31,418          770
                                                                          ------
 Total Consumer Discretionary ........................                     6,132
                                                                          ------

CONSUMER STAPLES - 5.62%
 Food & Drug Retailing - 1.66%
  CVS Caremark Corp. .................................       16,400          521
  The Kroger Co. .....................................       18,754          406
                                                                          ------
                                                                             927
                                                                          ------
 Food Products - 3.17%
  General Mills, Inc. ................................       16,861          855
  H.J. Heinz Co. .....................................       13,957          480
  Kellogg Co. ........................................       10,366          437
                                                                          ------
                                                                           1,772
                                                                          ------
 Household Products - 0.79%
  Colgate-Palmolive Co. ..............................        7,432          438
                                                                          ------
 Total Consumer Staples ..............................                     3,137
                                                                          ------

ENERGY - 5.18%
 Energy Equipment & Services - 2.47%
  FMC Technologies, Inc. ## ..........................        9,400          322
  Halliburton Co. ....................................       26,340          533

  Transocean Ltd. ## .................................        7,815       $  527
                                                                          ------
                                                                           1,382
                                                                          ------
 Oil & Gas - 2.71%
  Apache Corp. .......................................        7,134          519
  Murphy Oil Corp. ...................................       10,100          482
  Petro-Canada ## ....................................        8,400          265
  Petroleo Brasileiro S.A., ADR ......................        7,300          245
                                                                          ------
                                                                           1,511
                                                                          ------
 Total Energy ........................................                     2,893
                                                                          ------

FINANCIALS - 6.41%
 Banks - 0.83%
  JP Morgan Chase & Co. ..............................       14,100          465
                                                                          ------
 Diversified Financials - 5.58%
  BlackRock, Inc. ....................................        2,800          410
  Charles Schwab Corp. ...............................       36,900          682
  Goldman Sachs Group, Inc. ..........................        1,100          142
  IntercontinentalExchange, Inc. ## ..................        4,200          368
  Mastercard, Inc. ...................................        3,200          587
  Visa, Inc. ## ......................................       14,300          929
                                                                          ------
                                                                           3,118
                                                                          ------
 Total Financials ....................................                     3,583
                                                                          ------

HEALTH CARE - 17.55%
 Biotechnology - 2.05%
  Gilead Sciences, Inc. ## ...........................       25,036        1,147
                                                                          ------
 Health Care Equipment & Supplies - 5.83%
  Baxter International, Inc. .........................       20,125          976
  Becton, Dickinson & Co. ............................        6,937          420
  Illumina, Inc. ## ..................................        7,000          261
  Mindray Medical International Ltd., ADR ............       11,500          262
  St. Jude Medical, Inc. ## ..........................       25,983          871
  Varian Medical Systems, Inc. ## ....................       13,931          465
                                                                          ------
                                                                           3,255
                                                                          ------
 Health Care Providers & Services - 1.65%
  Aetna, Inc. ........................................       18,478          407
  Express Scripts, Inc. ## ...........................        8,063          516
                                                                          ------
                                                                             923
                                                                          ------
 Pharmaceuticals - 8.02%
  Abbott Laboratories ................................       11,018          461
  Amgen, Inc. ## .....................................       10,380          503
  Bristol-Myers Squibb Co. ...........................       23,637          454
  Cephalon, Inc. ## ..................................        4,800          315
  Eli Lilly & Co. ....................................       13,237          436

                             See accompanying notes

American Beacon Large Cap Growth Fund
Schedule of Investments
April 30, 2009 (Unaudited)

                                                               Shares     Value
                                                               ------     -----
                                                                  (dollars in
                                                                   thousands)
  Johnson & Johnson ......................................      9,149     $  479
  Medco Health Solutions, Inc. ## ........................     26,700      1,163
  Teva Pharmaceutical Industries Ltd., ADR ...............     15,300        671
                                                                          ------
                                                                           4,482
                                                                          ------
 Total Health Care .......................................                 9,807
                                                                          ------

INDUSTRIALS - 18.94%
 Aerospace & Defense - 5.57%
  General Dynamics Corp. .................................      8,723        451
  Goodrich Corp. .........................................     12,788        566
  Lockheed Martin Corp. ..................................      8,537        671
  Precision Castparts Corp. ..............................      5,000        374
  United Technologies Corp. ..............................     21,481      1,049
                                                                          ------
                                                                           3,111
                                                                          ------
 Air Freight & Couriers - 1.13%
  Expeditors International of Washington, Inc. ...........      4,500        156
  FedEx Corp. ............................................      8,506        476
                                                                          ------
                                                                             632
                                                                          ------
 Commercial Services & Supplies - 4.01%
  Apollo Group, Inc. ## ..................................     11,702        737
  CH Robinson Worldwide, Inc. ............................      5,000        266
  H&R Block, Inc. ........................................     29,339        444
  ITT Educational Services, Inc. ## ......................      7,892        795
                                                                          ------
                                                                           2,242
                                                                          ------
 Construction & Engineering - 0.79%
  Fluor Corp. ............................................     11,655        441
                                                                          ------
 Industrial Conglomerates - 0.87%
  Honeywell International, Inc. ..........................     15,587        487
                                                                          ------
 Machinery - 2.47%
  Danaher Corp. ## .......................................     13,000        760
  Flowserve Corp. ........................................      9,152        621
                                                                          ------
                                                                           1,381
                                                                          ------
 Road & Rail - 3.27%
  Norfolk Southern Corp. .................................     13,348        476
  Union Pacific Corp. ....................................     27,512      1,352
                                                                          ------
                                                                           1,828
                                                                          ------
 Trading Companies & Distributors - 0.83%
  Fastenal Co. ...........................................     12,000        460
                                                                          ------
 Total Industrials .......................................                10,582
                                                                          ------

INFORMATION TECHNOLOGY - 24.51%
 Communications Equipment - 4.98%
  Cisco Systems, Inc. ## .................................     36,400        703
  Harris Corp. ...........................................     16,108     $  492
  Juniper Networks, Inc. ## ..............................     11,900        258
  QUALCOMM, Inc. .........................................     25,000      1,058
  Research In Motion Ltd. ## .............................      3,900        271
                                                                          ------
                                                                           2,782
                                                                          ------
 Computers & Peripherals - 7.75%
  Apple Computer, Inc. ## ................................     10,296      1,296
  Dell, Inc. ## ..........................................     44,740        520
  EMC Corp. ## ...........................................     39,855        499
  Hewlett-Packard Co. ....................................     30,003      1,079
  International Business Machines Corp. ..................      4,363        450
  Western Digital Corp. ## ...............................     20,567        484
                                                                          ------
                                                                           4,328
                                                                          ------
 Internet Software & Services - 3.31%
  Baidu, Inc., ADR ## ....................................      1,700        396
  Equinix, Inc. ## .......................................      6,000        421
  Google, Inc. ## ........................................      2,050        812
  McAfee, Inc. ## ........................................      5,900        222
                                                                          ------
                                                                           1,851
                                                                          ------
 IT Consulting & Services - 2.80%
  Accenture Ltd. .........................................     15,520        457
  Affiliated Computer Services, Inc. ## ..................      8,576        415
  Cognizant Technology Solutions Corp. ## ................     28,000        694
                                                                          ------
                                                                           1,566
                                                                          ------
 Semiconductor Equipment & Products - 0.24%
  Lam Research Corp. ## ..................................      4,800        134
                                                                          ------
 Software - 5.43%
  Activision Blizzard, Inc. ## ...........................     46,545        501
  Adobe Systems, Inc. ## .................................     10,200        279
  Autodesk, Inc. ## ......................................      6,800        136
  Microsoft Corp. ........................................     55,280      1,120
  Oracle Corp. ...........................................     51,646        999
                                                                          ------
                                                                           3,035
                                                                          ------
 Total Information Technology ............................                13,696
                                                                          ------

MATERIALS - 3.59%
 Chemicals - 3.59%
  Ecolab, Inc. ...........................................      6,800        262
  Monsanto Co. ...........................................     15,360      1,304
  The Mosaic Co. .........................................     10,839        438
                                                                          ------
 Total Materials .........................................                 2,004
                                                                          ------

                             See accompanying notes

American Beacon Large Cap Growth Fund
Schedule of Investments
April 30, 2009 (Unaudited)

                                                           Shares        Value
                                                           ------        -----
                                                               (dollars in
                                                                 thousands)
TELECOMMUNICATION SERVICES - 1.39%
 Wireless Telecommunication Services - 1.39%
  America Movil, S.A.B. de C.V., ADR ...............         7,800     $     256
  American Tower Corp. ## ..........................         8,700           277
  MetroPCS Communications, Inc. ## .................        14,400           246
                                                                       ---------
 Total Telecommunication Services ..................                         779
                                                                       ---------
UTILITIES - 0.49%
 Gas Utilities - 0.49%
  Southwestern Energy Co. ## .......................         7,600           272
                                                                       ---------
 Total Common Stocks ...............................                      52,885
                                                                       ---------
SHORT TERM INVESTMENTS - 5.22%
  Columbia Government Reserve Fund .................     2,302,795         2,303

                                                            Par
                                                          Amount
                                                          ------
  U.S. Treasury,
    0.08%, Due 6/11/2009++ .........................     $     614           614
                                                                       ---------
 Total Short Term Investments ......................                       2,917
                                                                       ---------
TOTAL INVESTMENTS  99.88% - (Cost $56,908) .........                      55,802
OTHER ASSETS, NET OF LIABILITIES - 0.12% ...........                          68
                                                                       ---------
TOTAL NET ASSETS - 100.00% .........................                   $  55,870
                                                                       =========

      Percentages are stated as a percent of net assets.

##    Non-income producing security.

++ At April 30, 2009, security pledged as collateral for open futures contracts.

Futures Contracts
(dollars in thousands)

                                                                                                                     Unrealized
                                                                                Number of    Expiration    Market    Appreciation/
                                                                                Contracts       Date       Value     (Depreciation)
                                                                                ---------    ----------    -----     --------------
Emini S&P 500 Index ........................................................           67      Jun 2009    $2,915         $103
                                                                                                           ======         ====

                             See accompanying notes

American Beacon Mid-Cap Value Fund
Schedule of Investments
April 30, 2009 (Unaudited)

                                                             Shares       Value
                                                             ------       -----
                                                                 (dollars in
                                                                  thousands)
COMMON STOCKS - 95.15%
CONSUMER DISCRETIONARY - 23.04%
 Audio/Video Products - 0.94%
  Harman International Industries, Inc. ..............       28,425       $  517
                                                                          ------
 Auto Components - 2.70%
  Advance Auto Parts, Inc. ...........................       19,100          836
  Lear Corp. ## ......................................       59,200           47
  Magna International, Inc. ..........................       17,500          594
                                                                          ------
                                                                           1,477
                                                                          ------
 Hotels, Restaurants & Leisure - 2.30%
  International Game Technology ......................       71,500          883
  Royal Caribbean Cruises Ltd. + .....................       25,800          380
                                                                          ------
                                                                           1,263
                                                                          ------
 Household Durables - 3.93%
  Black & Decker Corp. ...............................       18,400          741
  Stanley Works ......................................       24,300          924
  Whirlpool Corp. + ..................................       10,775          487
                                                                          ------
                                                                           2,152
                                                                          ------
 Leisure Equipment & Products - 1.05%
  Mattel, Inc. .......................................       38,525          576
                                                                          ------
 Media - 1.13%
  Omnicom Group, Inc. ................................       19,725          621
                                                                          ------
 Multiline Retail - 1.86%
  J.C. Penney Company, Inc. ..........................       33,275        1,021
                                                                          ------
 Specialty Retail - 8.61%
  Family Dollar Stores, Inc. .........................       21,200          704
  GameStop Corp. ## ..................................       31,800          959
  Gildan Activewear, Inc. ## .........................       41,875          480
  Hanesbrands, Inc. ## + .............................       40,300          663
  Regis Corp. ........................................       39,625          759
  Rent-A-Center, Inc. ## .............................       37,625          724
  Sherwin-Williams Co. ...............................        7,700          436
                                                                          ------
                                                                           4,725
                                                                          ------
 Textiles & Apparel - 0.52%
  Sealy Corp. ## .....................................       80,525          285
                                                                          ------
 Total Consumer Discretionary ........................                    12,637
                                                                          ------

CONSUMER STAPLES - 4.56%
 Food Products - 1.82%
  Del Monte Foods Co. ................................       79,650          601
  Sara Lee Corp. .....................................       47,825       $  398
                                                                          ------
                                                                             999
                                                                          ------
 Personal Products - 1.03%
  Avon Products, Inc. ................................       24,825          565
                                                                          ------
 Tobacco - 1.71%
  Lorillard, Inc. ....................................        7,600          480
  Reynolds American, Inc. ............................       12,100          460
                                                                          ------
                                                                             940
                                                                          ------
 Total Consumer Staples ..............................                     2,504
                                                                          ------

ENERGY - 3.87%
 Energy Equipment & Services - 1.44%
  BJ Services Co. ....................................       56,775          789
                                                                          ------
 Oil & Gas - 2.43%
  El Paso Corp. ......................................       74,700          515
  Murphy Oil Corp. ...................................       17,200          821
                                                                          ------
                                                                           1,336
                                                                          ------
 Total Energy ........................................                     2,125
                                                                          ------

FINANCIALS - 18.74%
 Banks - 4.80%
  Comerica, Inc. .....................................       23,525          494
  First Horizon National Corp. .......................       12,730          146
  New York Community Bancorp, Inc. + ................       34,900          395
  People's United Financial, Inc. ....................       43,154          674
  PNC Financial Services Group, Inc. .................       19,003          754
  Popular, Inc. + ...................................       59,175          169
                                                                          ------
                                                                           2,632
                                                                          ------
 Diversified Financials - 3.09%
  Capital One Financial Corp. ........................       29,200          489
  Moody's Corp. +  ...................................       30,525          901
  SLM Corp. ## + .....................................       62,700          303
                                                                          ------
                                                                           1,693
                                                                          ------
 Insurance - 9.18%
  Axis Capital Holdings Ltd. .........................       26,600          655
  Conseco, Inc. ## ...................................       92,050          147
  Delphi Financial Group, Inc. .......................       47,800          826
  First American Corp. ...............................        8,975          252
  IPC Holdings Ltd. ..................................       15,125          394
  Protective Life Corp. ..............................       46,725          400
  RenaissanceRe Holdings Ltd. ........................       14,575          709
  Torchmark Corp. ....................................       25,425          746
  Willis Group Holdings Ltd. .........................       32,100          883

                             See accompanying notes

American Beacon Mid-Cap Value Fund
Schedule of Investments
April 30, 2009 (Unaudited)

                                                             Shares       Value
                                                             ------       -----
                                                                (dollars in
                                                                 thousands)
  XL Capital Ltd. ....................................        2,400      $    23
                                                                         -------
                                                                           5,035
                                                                         -------
 Real Estate - 1.67%
  Annaly Capital Management, Inc. ....................       65,100          916
                                                                         -------
 Total Financials ....................................                    10,276
                                                                         -------

HEALTH CARE - 11.78%
 Biotechnology - 0.41%
  Charles River Laboratories International,
     Inc. ## ..........................................       8,050          222
                                                                         -------
 Health Care Equipment & Supplies - 1.50%
  IMS Health, Inc. ...................................       47,625          598
  Zimmer Holdings, Inc. ## ............................       5,150          227
                                                                         -------
                                                                             825
                                                                         -------
 Health Care Providers & Services - 9.31%
  Aetna, Inc. ........................................       16,200          357
  AmerisourceBergen Corp. ............................       24,950          839
  Cardinal Health, Inc. ..............................       16,700          564
  CIGNA Corp. ........................................       23,900          471
  Coventry Health Care, Inc. ## .......................      36,000          573
  Mednax, Inc. ## .....................................      13,850          497
  Omnicare, Inc. .....................................       37,300          959
  Quest Diagnostics, Inc. ............................       16,500          847
                                                                         -------
                                                                           5,107
                                                                         -------
 Pharmaceuticals - 0.56%
  Mead Johnson Nutrition Co. ## .......................      10,900          308
                                                                         -------
 Total Health Care ...................................                     6,462
                                                                         -------

INDUSTRIALS - 11.86%
 Aerospace & Defense - 5.35%
  Goodrich Corp. .....................................       13,400          593
  L-3 Communications Holdings, Inc. ..................       21,850        1,664
  Spirit Aerosystems Holdings, Inc. ## ................      53,350          680
                                                                         -------
                                                                           2,937
                                                                         -------
 Building Products - 1.13%
  Armstrong World Industries, Inc. ## .................      34,025          619
                                                                         -------
 Commercial Services & Supplies - 1.78%
  Avery Dennison Corp. ...............................       25,100          721
  Pitney Bowes, Inc. .................................       10,300          253
                                                                         -------
                                                                             974
                                                                         -------
 Freight Transportation - 0.79%
  Ryder System, Inc. .................................       15,700          435
                                                                         -------
 Machinery - 2.81%
  Brady Corp. ........................................       13,525      $   285
  Eaton Corp. ........................................       16,100          705
  ITT Industries, Inc. ...............................       13,400          550
                                                                         -------
                                                                           1,540
                                                                         -------
 Total Industrials ...................................                     6,505
                                                                         -------

INFORMATION TECHNOLOGY - 14.18%
 Communications Equipment - 3.53%
  Alcatel-Lucent, ADR ## + ............................     377,698          944
  Motorola, Inc. .....................................      179,200          991
                                                                         -------
                                                                           1,935
                                                                         -------
 Electronic Equipment & Instruments - 3.60%
  Avnet, Inc. ## ......................................      45,875        1,004
  Tyco Electronics Ltd. ..............................       55,500          968
                                                                         -------
                                                                           1,972
                                                                         -------
 IT Consulting & Services - 3.75%
  Alliance Data Systems Corp. ## + ....................      13,800          578
  Computer Sciences Corp. ## ..........................      23,500          869
  Tech Data Corp. ## ..................................      21,300          613
                                                                         -------
                                                                           2,060
                                                                         -------
 Semiconductor Equipment & Products - 1.92%
  Lam Research Corp. ## ...............................      19,475          543
  Microchip Technology, Inc. .........................       22,300          513
                                                                         -------
                                                                           1,056
                                                                         -------
 Software - 1.38%
  CA, Inc. ...........................................       43,725          754
                                                                         -------
 Total Information Technology ........................                     7,777
                                                                         -------

UTILITIES - 7.12%
 Electric Utilities - 4.75%
  CenterPoint Energy, Inc. ...........................       52,300          557
  Pinnacle West Capital Corp. ........................       22,800          624
  PNM Resources, Inc. ................................       61,425          523
  Xcel Energy, Inc. ..................................       48,800          900
                                                                         -------
                                                                           2,604
                                                                         -------
 Gas Utilities - 2.37%
  MDU Resources Group, Inc. ..........................       28,550          502
  Sempra Energy ......................................       11,875          546
  Spectra Energy Corp. ...............................       17,300          251
                                                                         -------
                                                                           1,299
                                                                         -------
 Total Utilities .....................................                     3,903
                                                                         -------
 Total Common Stocks .................................                    52,189
                                                                         -------

                             See accompanying notes

American Beacon Mid-Cap Value Fund
Schedule of Investments
 April 30, 2009 (Unaudited)

                                                           Shares       Value
                                                           ------       -----
                                                               (dollars in
                                                                thousands)
SHORT TERM INVESTMENTS - 5.85%
  Columbia Government Reserve Fund ...................    2,607,561   $    2,608

                                                             Par
                                                           Amount
                                                           ------
 U.S. Treasury,
   0.07%, Due 6/11/2009++ ............................   $      601          601
                                                                      ----------
Total Short Term Investments .........................                     3,209
                                                                      ----------

                                                           Shares
                                                           ------
SECURITIES LENDING
COLLATERAL - 2.51%
  American Beacon U.S. Government Money
     Market Select Fund # .......................           295,893          296
  State Street Navigator Securities Lending
     Prime Portfolio ............................         1,082,399        1,082
                                                                      ----------
 Total Securities Lending Collateral ............                          1,378
                                                                      ----------
TOTAL INVESTMENTS  103.51% - (Cost $77,611) .....                         56,776
LIABILITIES, NET OF OTHER ASSETS - (3.51%) ......                         (1,925)
                                                                      ----------
TOTAL NET ASSETS - 100.00% ......................                     $   54,851
                                                                      ==========

      Percentages are stated as a percent of net assets.

##    Non-income producing security.

+     All or a portion of this security is on loan at April 30, 2009.

++ At April 30, 2009, security pledged as collateral for open futures contracts.

#     The Fund is affiliated by having the same investment advisor.

Futures Contracts
(dollars in thousands)

                                                                                                                     Unrealized
                                                                                Number of    Expiration    Market    Appreciation/
                                                                                Contracts       Date       Value     (Depreciation)
                                                                                ---------    ----------    ------    --------------
Emini S&P 400 Index .......................................................            57      Jun 2009    $3,192         $290
                                                                                                           ======         ====

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                 Shares      Value
                                                --------    -------
                                                (dollars in thousands)
SHORT-TERM INVESTMENTS - 101.99%
    iShares Russell 2000 Value Index Fund        7,745      $   353
                                                            -------

TOTAL INVESTMENTS  - 101.99% (Cost $363)                        353
LIABILITIES, NET OF OTHER ASSETS - (1.99%)                       (7)
TOTAL NET ASSETS - 100.00%                                  $   346
                                                            =======

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2009 (Unaudited)(in thousands except share and per share amounts)

                                                                                                                        SMALL CAP
                                                                                                                          VALUE
                                                                         BALANCED       LARGE CAP       MID-CAP        OPPORTUNITY
                                                                           FUND        GROWTH FUND    VALUE FUND           FUND
                                                                     ------------    -------------    ----------      ------------
ASSETS:
      Investments in unaffiliated securities, at value A C .....     $    700,673    $     55,802     $    56,480     $     353
      Investments in affiliated securities, at value B .........            6,210            --               296            --
      Receivable for investments sold ..........................            2,009             400             282             3
      Dividends and interest receivable ........................            4,184              41              58            --
      Receivable for fund shares sold ..........................              110             108              33            --
      Receivable for tax reclaims ..............................                9              --              --            --
      Receivable for expense reimbursement .....................               --              --              --             6
      Receivable for variation margin on open futures contracts                35               4               3            --
      Prepaid expenses .........................................               20              --              19            --
                                                                     ------------    ------------     -----------     ---------
            Total assets .......................................          713,250          56,355          57,171           362
                                                                     ------------    ------------     -----------     ---------

LIABILITIES:
      Payable for investments purchased ........................            2,061             359             771            --
      Payable upon return of securities loaned .................            5,636              --           1,378            --
      Payable for fund shares redeemed .........................              115              28              46            --
      Management and investment advisory fees payable (Note 2) .              378              74              99             3
      Administrative service and service fees payable ..........               82               2               7            --
      Other liabilities ........................................               84              22              19            13
                                                                     ------------    ------------     -----------     ---------
            Total liabilities ..................................            8,356             485           2,320            16
                                                                     ------------    ------------     -----------     ---------
NET ASSETS .....................................................     $    704,894    $     55,870     $    54,851     $     346
                                                                     ============    ============     ===========     =========

ANALYSIS OF NET ASSETS:
Paid-in-capital ................................................          931,635          85,759          95,301         7,005
Undistributed net investment income ............................            6,386             164             183           (19)
Accumulated net realized (loss) ................................         (121,812)        (29,050)        (20,088)       (6,629)

Unrealized (depreciation) of investments, futures contracts, and
foreign currency ...............................................         (111,315)         (1,003)        (20,545)          (11)
                                                                     ------------    ------------     -----------     ---------
NET ASSETS .....................................................     $    704,894    $     55,870     $    54,851     $     346
                                                                     ============    ============     ===========     =========

Shares outstanding (no par value):
      Institutional Class ......................................        3,968,980          18,441         311,359        17,460
                                                                     ============    ============     ===========     =========
      Investor Class ...........................................       10,332,515             N/A       2,691,973        45,480
                                                                     ============    ============     ===========     =========
      Advisor Class ............................................          738,040             N/A              95           N/A
                                                                     ============    ============     ===========     =========
      AMR Class ................................................       58,703,321      12,944,245       6,142,111           N/A
                                                                     ============    ============     ===========     =========

Net asset value, offering and redemption price per share:
      Institutional Class ......................................     $      10.02    $       4.29     $      6.00     $    5.20
                                                                     ============    ============     ===========     =========
      Investor Class ...........................................     $       9.30             N/A     $      5.98     $    5.49
                                                                     ============    ============     ===========     =========
      Advisor Class ............................................     $       9.64             N/A     $      5.94           N/A
                                                                     ============    ============     ===========     =========
      AMR Class ................................................     $       9.57    $       4.31     $      6.01           N/A
                                                                     ============    ============     ===========     =========

A Cost of investments in unaffiliated securities ...............     $    815,317    $     56,908     $    77,315     $     363
B Cost of investments in affiliated securities .................     $      6,210    $         --     $       296     $      --
C Market value of securities on loan ...........................     $      5,501    $         --     $     1,326     $      --

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended April 30, 2009 (in thousands) (Unaudited)

                                                                                                                         SMALL CAP
                                                                                             LARGE CAP                     VALUE
                                                                                BALANCED       GROWTH       MID-CAP    OPPORTUNITY
                                                                                 FUND           FUND      VALUE FUND       FUND
                                                                               ---------     ---------    ----------   -----------
INVESTMENT INCOME:

      Dividend income from unaffiliated securities (net of foreign taxes)A     $  6,870      $    480      $    600      $     18
      Dividend income from affiliated securities .........................           51             5             6            --
      Interest income ....................................................        8,407             1             1             4
      Income derived from securities lending, net ........................          554            55            52            --
                                                                               --------      --------      --------      --------
            Total investment income ......................................       15,882           541           659            22
                                                                               --------      --------      --------      --------

EXPENSES:
      Management and investment advisory fees (Note 2) ...................          727           112           154             5
      Administrative service fees (Note 2):
         Institutional Class .............................................           55            --             3             3
         Investor Class ..................................................          142            --            22            --
         Advisor Class ...................................................           11            --            --            --
         AMR Class .......................................................          136            13             8            --
      Transfer agent fees:
         Institutional Class .............................................            1            --            --            --
         Investor Class ..................................................            6            --            --            --
         AMR Class .......................................................           16             1            --            --
      Custody and fund accounting fees ...................................           47             3             3            --
      Professional fees ..................................................           19            12            12            11
      Registration fees and expenses .....................................           22            --            18            14
      Service fees (Note 2):
         Investor Class ..................................................          125            --            18            --
         Advisor Class ...................................................            9            --            --            --
      Distribution fees- Advisor Class (Note 2) ..........................            9            --            --            --
      Prospectus and shareholder reports .................................           33             2             4             2
      Trustee fees .......................................................           28             1             1            --
      Other expenses .....................................................           27             4             5             1
                                                                               --------      --------      --------      --------
         TOTAL EXPENSES ..................................................        1,413           148           248            36
                                                                               --------      --------      --------      --------
      Net (fees waived and expenses reimbursed)/recouped by Manager
           (Note 2) ......................................................           --            --           (11)          (19)
                                                                               --------      --------      --------      --------
               NET EXPENSES ..............................................        1,413           148           237            17
                                                                               --------      --------      --------      --------
NET INVESTMENT INCOME ....................................................       14,469           393           422             5
                                                                               --------      --------      --------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) from:
         Investments .....................................................      (29,847)      (12,620)       (6,046)       (2,036)
         Commission recapture (Note 1) ...................................            6             5            16            --
         Futures contracts ...............................................      (17,883)       (1,401)       (1,649)           --
      Change in net unrealized appreciation or depreciation of:
         Investments .....................................................        9,749        10,939         6,805         1,405
         Futures contracts ...............................................       13,090           877         1,680            --
                                                                               --------      --------      --------      --------
         NET GAIN (LOSS) ON INVESTMENTS ..................................      (24,885)       (2,200)          806          (631)
                                                                               --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........     $(10,416)     $ (1,807)     $  1,228      $   (626)
                                                                               =========     =========     ========      =========
A Foreign taxes ..........................................................     $     25      $     --      $      1      $     --

                             See accompanying notes

American Beacon Funds
Statement of Changes in Net Assets (in thousands)

                                                                   Balanced Fund             Large Cap Growth Fund
                                                             --------------------------    --------------------------
                                                              Six Months                    Six Months
                                                                Ended        Year Ended       Ended       Year Ended
                                                               April 30,    October 31,      April 30,     October
                                                                 2009          2008            2009        31, 2008
                                                             -----------    -----------    -----------    -----------
                                                             (unaudited)                   (unaudited)
Increase (Decrease) in Net Assets:
Operations:
      Net investment income ..............................   $    14,469    $    35,336    $       393    $       868
      Net realized (loss) on investments, futures
           contracts, and foreign currency transactions ..       (47,724)       (67,673)       (14,016)       (14,713)
      Change in net unrealized appreciation or
           depreciation of investments, futures contracts,
           and foreign currency translations .............        22,839       (277,483)        11,816        (24,338)
                                                             -----------    -----------    -----------    -----------
           Net (decrease) in net assets resulting from
           operations ....................................       (10,416)      (309,820)        (1,807)       (38,183)
                                                             -----------    -----------    -----------    -----------
Distributions to Shareholders:
      Net investment income:
        Institutional Class ..............................        (1,697)        (1,424)            (1)            (1)
        Investor Class ...................................        (4,916)        (5,471)            --             --
        Advisor Class ....................................            --           (318)            --             --

        AMR Class ........................................       (28,892)       (27,782)          (836)          (791)
      Net realized gain on investments:
        Institutional Class ..............................            --         (2,559)            --             (3)
        Investor Class ...................................            --        (10,490)            --             --

        Advisor Class ....................................            --           (602)            --             --

        AMR Class ........................................            --        (45,704)            --         (2,748)
                                                             -----------    -----------    -----------    -----------
           Net distributions to shareholders .............       (35,505)       (94,350)          (837)        (3,543)
                                                             -----------    -----------    -----------    -----------
Capital Share Transactions:
      Proceeds from sales of shares ......................        35,574         83,795          8,034         34,857
      Reinvestment of dividends and distributions ........        35,347         93,808            837          3,543
      Cost of shares redeemed ............................       (74,019)      (181,757)        (7,416)       (41,432)
                                                             -----------    -----------    -----------    -----------
           Net increase (decrease) in net assets from
           capital share transactions ....................        (3,098)        (4,154)         1,455         (3,032)
                                                             -----------    -----------    -----------    -----------
Net (decrease) in net assets .............................       (49,019)      (408,324)        (1,189)       (44,758)
                                                             -----------    -----------    -----------    -----------
Net Assets:
      Beginning of period ................................       753,913      1,162,237         57,059        101,817
                                                             -----------    -----------    -----------    -----------
      End of Period * ....................................   $   704,894    $   753,913    $    55,870    $    57,059
                                                             ===========    ===========    ===========    ===========
*Includes undistributed net investment income (loss) of ..   $     6,386    $    27,287    $       164    $       610
                                                             ===========    ===========    ===========    ===========

                             See accompanying notes

American Beacon Funds
Statements of Changes in Net Assets (in thousands)

                                                                                                 Small Cap Value
                                                                 Mid-Cap Value Fund             Opportunity Fund
                                                             --------------------------    --------------------------
                                                              Six Months                   Six Months
                                                                Ended        Year Ended      Ended         Year Ended
                                                               April 30,      October       April 30,       October
                                                                 2009         31, 2008        2009          31, 2008
                                                             -----------    -----------    -----------    -----------
                                                             (unaudited)                   (unaudited)
Increase (Decrease) in Net Assets:
Operations:
      Net investment income ..............................   $       422    $     1,382    $         5    $       104

      Net realized (loss) on investments, futures
           contracts, and foreign currency transactions ..        (7,679)       (12,043)        (2,036)        (4,266)
      Change in net unrealized appreciation or
           depreciation of investments, futures contracts,
           and foreign currency translations .............         8,485        (31,024)         1,405            312
                                                             -----------    -----------    -----------    -----------
           Net increase (decrease) in net assets resulting
           from operations ...............................         1,228        (41,685)          (626)        (3,850)
                                                             -----------    -----------    -----------    -----------
Distributions to Shareholders:
      Net investment income:
        Institutional Class ..............................           (42)           (84)           (85)          (134)
        Investor Class ...................................          (285)          (326)            (2)            (1)
        AMR Class ........................................          (838)        (1,140)            --             --
      Net realized gain on investments:
        Institutional Class ..............................            --           (405)            --             --

        Investor Class ...................................            --         (2,179)            --             --

        AMR Class.........................................            --         (4,985)            --             --
                                                             -----------    -----------    -----------    -----------
           Net distributions to shareholders .............        (1,165)        (9,119)           (87)          (135)
                                                             -----------    -----------    -----------    -----------
Capital Share Transactions:
      Proceeds from sales of shares ......................         9,733         30,505            344          1,610
      Reinvestment of dividends and distributions ........         1,163          9,098             87            135
      Cost of shares redeemed ............................        (9,179)       (63,782)        (3,746)       (23,073)
      Redemption fees ....................................            11             43             --             --
                                                             -----------    -----------    -----------    -----------
           Net increase (decrease) in net assets from
           capital share transactions ....................         1,728        (24,136)        (3,315)       (21,328)
                                                             -----------    -----------    -----------    -----------
Net increase (decrease) in net assets ....................         1,791        (74,940)        (4,028)       (25,313)
                                                             -----------    -----------    -----------    -----------
Net Assets:
      Beginning of period ................................        53,060        128,000          4,374         29,687
                                                             -----------    -----------    -----------    -----------
      End of Period * ....................................   $    54,851    $    53,060    $       346    $     4,374
                                                             ===========    ===========    ===========    ===========
*Includes undistributed net investment income (loss) of ..   $       183    $       937    $       (19)   $        65
                                                             ===========    ===========    ===========    ===========

                             See accompanying notes

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Balanced Fund, the American Beacon Large Cap Growth Fund, the American Beacon Mid-Cap Value Fund, and the American Beacon Small Cap Value Opportunity Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust.

     American Beacon Advisors, Inc. (the "Manager"), is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The American Beacon Small Cap Value Opportunity Fund closed on
May 29, 2009.

Class Disclosure

     Prior to March 1, 2009, the Investor and Advisor Classes were known as the PlanAhead and Service Classes, respectively.

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

CLASS:                OFFERED TO:
------                -----------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million
INVESTOR CLASS        General public and investors investing through an intermediary
ADVISOR CLASS         Investors investing through an intermediary
AMR CLASS             Investors in the tax-exempt retirement and benefit plans of
                      AMR Corporation and its affiliates

     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

     Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

     Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

     The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Fund's fiscal year. The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value each Fund's investments as of April 30, 2009 is as follows (in thousands):

Balanced Fund

                                                   Investments    Other Financial
                Valuation Inputs                  in Securities     Instruments*
                ----------------                  -------------   ---------------
Level 1 - Quoted prices........................      $492,129          $3,328
Level 2 - Other significant observable inputs..       214,754              --
Level 3 - Significant unobservable  inputs.....            --              --
                                                     --------          ------
Total..........................................      $706,883          $3,328
                                                     --------          ------

Large Cap Growth Fund

                                                   Investments    Other Financial
                Valuation Inputs                  in Securities     Instruments*
                ----------------                  -------------   ---------------
Level 1 - Quoted prices........................      $55,188            $103
Level 2 - Other significant observable inputs..          614              --
Level 3 - Significant unobservable  inputs.....           --              --
                                                     -------            ----
Total..........................................      $55,802            $103
                                                     -------            ----

Mid-Cap Value Fund

                                                   Investments    Other Financial
                Valuation Inputs                  in Securities     Instruments*
                ----------------                  -------------   ---------------
Level 1 - Quoted prices........................      $56,175            $290
Level 2 - Other significant observable inputs..          601              --
Level 3 - Significant unobservable  inputs.....           --              --
                                                     -------            ----
Total..........................................      $56,776            $290
                                                     -------            ----

Small Cap Value Opportunity Fund

                                                   Investments    Other Financial
                Valuation Inputs                  in Securities     Instruments*
                ----------------                  -------------   ---------------
Level 1 - Quoted prices........................        $353             $--
Level 2 - Other significant observable inputs..          --              --
Level 3 - Significant unobservable inputs......          --              --
                                                       ----             ---
Total..........................................        $353             $--
                                                       ----             ---

----------
*    Other financial instruments are futures.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Futures Contracts

     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The Funds reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Dividends to Shareholders

     Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

     The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund's investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Funds' Statements of Operations.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

Recently Issued Accounting Pronouncements

     In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. The Manager is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statements and related disclosures.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory, fund management and securities lending services. Investment assets of the Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. The Manager is one of the investment advisors of the Balanced Fund and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. Management fees paid during the six months ended April 30, 2009 were as follows (dollars in thousands):

                                                                         AMOUNTS PAID TO         NET AMOUNTS
                                MANAGEMENT FEE RATE   MANAGEMENT FEE   INVESTMENT ADVISORS   RETAINED BY MANAGER
                                -------------------   --------------   -------------------   -------------------
Balanced.....................        0.225%-0.70%          $727                $556                 $171
Large Cap Growth.............         0.35%-0.55%           112                  99                   13
Mid-Cap Value................         0.35%-1.10%           154                 142                   12
Small Cap Value Opportunity..         0.45%-0.55%             5                   4                    1

     As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statements of Operations. During the six months ended April 30, 2009, securities lending fees paid to the Manager were as follows (in thousands):

Balanced.....................   $69
Large Cap Growth.............     7
Mid-Cap Value................     7

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Investor, and Advisor Classes and 0.05% of the average daily net assets of the AMR Class of each of the Funds.

Distribution Plans

     The Trust, except for the Advisor Class of the Funds, has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

     A separate Distribution Plan (the "Distribution Plan") has been adopted pursuant to Rule 12b-1 under the Act for the Advisor Class of the Funds. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor and Advisor Classes. As compensation for performing the duties required under the Service Plans, the Manager receives up to 0.375% of the average daily net assets of the Investor Class and 0.25% of the average daily net assets of the Advisor Class of each Fund.

Brokerage Commissions

     Affiliated entities of an investment advisor to the Large Cap Growth Fund received net commissions on purchases and sales of the Fund's portfolio securities totaling $628 for the six months ended April 30, 2009.

Investment in Affiliated Funds

     The Funds may invest in the American Beacon Money Market (the "MM Select
Fund) or US Government Money Market Select Fund (the USG Select Fund) (collectively the "Select Funds"). Cash collateral received by certain Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from each Select Fund an annualized fee of 0.09% of its average daily net assets. During the six months ended April 30, 2009, fees earned by the Manager as a result of the Funds' investment in the Select Funds were as follows:

                                                         SECURITIES LENDING
                                DIRECT INVESTMENT IN   COLLATERAL INVESTED IN
                                  AFFILIATED FUNDS        AFFILIATED FUNDS       TOTAL
                                --------------------   ----------------------   ------
Balanced.....................          $3,809                  $5,989           $9,798
Large Cap Growth.............              --                     628              628
Mid-Cap Value................             470                     585            1,055
Small Cap Value Opportunity..              10                      33               43

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

Interfund Lending Program

     Pursuant to an exemptive order by the Securities Exchange Commission ("SEC"), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2009, the Fund did not utilize the credit facility.

Reimbursement of Expenses

     The Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceed the Fund's expense cap. For the period ended April 30, 2009, the Manager waived or reimbursed expenses as follows:

                                      Expense Cap
                                -----------------------
                                                11/1/08    3/1/09    WAIVED OR
                                                   TO        TO     REIMBURSED
FUND                                 CLASS      2/28/09   4/30/09    EXPENSES
----                            -------------   -------   -------   ----------
Large Cap Growth.............   Institutional    0.90%       --       $    21
Mid-Cap Value................   Institutional    0.98%     0.98%        1,661
Mid-Cap Value................   Investor         1.23%     1.23%        9,568
Mid-Cap Value................   Advisor          1.50%     1.50%            3
Small Cap Value Opportunity..   Institutional    1.05%     1.05%       14,245
Small Cap Value Opportunity..   Investor         1.30%     1.30%        5,287

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2009, the Funds have not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME AND EXCISE TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     The Funds adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on November 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     The tax character of distributions paid during the six months ended April 30, 2009 and fiscal year ended October 31, 2008 were as follows (in thousands):

                                        BALANCED               LARGE CAP GROWTH
                                ------------------------   ------------------------
                                 SIX MONTHS                SIX MONTHS
                                   ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                 APRIL 30,      OCTOBER     APRIL 30,     OCTOBER
                                   2009        31, 2008        2009      31, 2008
                                -----------   ----------   -----------   ----------
                                (UNAUDITED)                (UNAUDITED)
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME*
   Institutional Class ......     $ 1,697       $ 1,997       $  1         $     1
   Investor Class ...........       4,916         7,821         --              --
   Advisor Class ............          --           453         --              --
   AMR Class ................      28,892        38,025        836             791
LONG-TERM CAPITAL GAIN
   Institutional Class ......          --         1,986         --               3
   Investor Class ...........          --         8,140         --              --
   Advisor Class ............          --           467         --              --
   AMR Class ................          --        35,461         --           2,748
                                  -------       -------       ----         -------
TOTAL DISTRIBUTIONS PAID ....     $35,505       $94,350       $837         $ 3,543
                                  =======       =======       ====         =======

                                       MID-CAP VALUE       SMALL CAP VALUE OPPORTUNITY
                                ------------------------   ---------------------------
                                 SIX MONTHS                   SIX MONTHS
                                   ENDED      YEAR ENDED        ENDED      YEAR ENDED
                                 APRIL 30,      OCTOBER        APRIL 30,    OCTOBER
                                   2009        31, 2008          2009       31, 2008
                                -----------   ----------     -----------   ----------
                                (UNAUDITED)                  (UNAUDITED)
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME*
   Institutional Class ......      $   42       $  139           $85            $134
   Investor Class ...........         285          618             2               1
   Advisor Class ............          --           --            --              --
   AMR Class ................         838        1,809            --              --
LONG-TERM CAPITAL GAIN
   Institutional Class ......          --          350            --              --
   Investor Class ...........          --        1,887            --              --
   Advisor Class ............          --           --            --              --
   AMR Class ................          --        4,316            --              --
                                   ------       ------           ---            ----
TOTAL DISTRIBUTIONS PAID ....      $1,165       $9,119           $87            $135
                                   ======       ======           ===            ====

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows (in thousands):

                                                                                                             SMALL CAP VALUE
                                                               BALANCED   LARGE CAP GROWTH   MID-CAP VALUE     OPPORTUNITY
                                                              ---------   ----------------   -------------   ---------------
Cost basis of investments for federal income tax purpose ..   $ 836,594       $ 57,803         $ 78,186          $   363
Unrealized appreciation ...................................      32,514          4,053            1,830               --
Unrealized depreciation ...................................    (162,225)        (6,054)         (23,240)             (10)
                                                              ---------       --------         --------          -------
Net unrealized appreciation (depreciation) ................    (129,711)        (2,001)         (21,410)             (10)
Undistributed ordinary income .............................       6,981            166              183               --
Undistributed long-term gain (loss) .......................    (104,024)       (28,052)         (19,223)          (6,629)
                                                              ---------       --------         --------          -------
Distributable earnings (losses) ...........................   $(226,754)      $(29,887)        $(40,450)         $(6,639)
                                                              =========       ========         ========          =======

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains/(losses) on certain

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

derivative instruments, book amortization for premiums, and reclassifications of income from real estate investment securities.

     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

     Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividend reclasses that have been reclassified as of April 30, 2009 (in thousands):

                                                                            SMALL CAP
                                                     LARGE CAP   MID-CAP       VALUE
                                          BALANCED     GROWTH     VALUE    OPPORTUNITY
                                          --------   ---------   -------   -----------
Paid-in-capital .......................   $ 165         $ 2       $ (9)        $(1)
Undistributed net investment income ...     135          (2)       (11)         (2)
Accumulated net realized gain (loss) ..    (302)         --         20           3
Unrealized appreciation (depreciation)
   of investments, futures
   contracts and foreign currency .....      --          --         --          --

     At April 30, 2009 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

FUND                             2015     2016      2017      TOTAL
----                             ----   -------   -------   --------
Balanced .....................   $ --   $68,541   $35,483   $104,024
Large Cap Growth .............     --    15,053    12,999     28,052
Mid-Cap Value ................     --    13,378     5,845     19,223
Small Cap Value Opportunity ..    313     4,273     2,043      6,629

4. INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2009 were as follows (in thousands):

                                                                             LARGE
                                                                              CAP     MID-CAP   SMALL CAP VALUE
                                                                 BALANCED    GROWTH    VALUE       OPPORTUNITY
                                                                 --------   -------   -------   ---------------
Purchases (excluding U.S. government securities)                 $181,758   $64,450   $21,184        $1,897
Sales and maturities (excluding U.S. government securities)       154,777    56,440     9,055         5,177
Purchases of U.S. government securities                            54,369        --        --            --
Sales and maturities of U.S. government securities                 59,124        --        --            --

     A summary of the Funds' direct transactions in the Select Funds for the six months ended April 30, 2009 is set forth below (in thousands):

                                                     OCTOBER 31, 2008                             APRIL 30, 2009
                                     AFFILIATE     SHARES/MARKET VALUE   PURCHASES    SALES    SHARES/MARKET VALUE
                                 ---------------   -------------------   ---------   -------   -------------------
Balanced .....................   MM Select Fund          $34,006           $   --    $34,006          $   --
Balanced .....................   USG Select Fund              --            5,000         --           5,000
Large Cap Growth .............   MM Select Fund            3,451               --      3,451              --
Mid-Cap Value ................   MM Select Fund            4,196               --      4,196              --
Small Cap Value Opportunity ..   MM Select Fund               90               --         90              --

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

5. SECURITIES LENDING

     Each Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral. The amount of the temporary difference at April 30, 2009, is disclosed as the calculated mark in the table below.

     To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the "Agent") in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

     Securities lending income is generated from the demand premium (if any) by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.

     While securities are on loan the Funds continue to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

     Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

     As of April 30, 2009, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

                                                     CASH COLLATERAL
                     MARKET VALUE OF     NON-CASH       POSTED BY      CALCULATED   TOTAL VALUE OF
FUND               SECURITIES ON LOAN   COLLATERAL       BORROWER         MARK        COLLATERAL
----               ------------------   ----------   ---------------   ----------   --------------
Balanced .......         $5,501             $--           $5,636            4           $5,640
Mid-Cap Value ..          1,326              --            1,378           (7)           1,371

     Cash collateral is listed on each Fund's Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statements of Operations.

     Non-cash collateral received by the Funds may not be sold or repledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds' Schedules of Investments or Statements of Assets and Liabilities.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

SIX MONTHS ENDED APRIL 30, 2009

                                      INSTITUTIONAL         INVESTOR           ADVISOR
                                          CLASS              CLASS              CLASS            AMR CLASS
                                    ----------------   -----------------   ---------------   -----------------
BALANCED FUND                       SHARES   AMOUNT    SHARES    AMOUNT    SHARES   AMOUNT   SHARES    AMOUNT
-------------                       ------   -------   ------   --------   ------   ------   ------   --------
Shares sold .....................     929    $ 9,119      990   $  8,999     46     $ 428     1,796   $ 17,028
Reinvestment of dividends .......     170      1,684      517      4,771     --        --     3,048     28,892
Shares redeemed .................    (570)    (5,441)  (1,823)   (16,378)   (93)     (880)   (5,428)   (51,320)
                                     ----    -------   ------   --------    ---     -----    ------   --------
Net increase (decrease) in shares
   outstanding ..................     529    $ 5,362     (316)  $ (2,608)   (47)    $(452)     (584)  $ (5,400)
                                     ====    =======   ======   ========    ===     =====    ======   ========

                                         INSTITUTIONAL
                                             CLASS            AMR CLASS
                                        ---------------   ----------------
LARGE CAP GROWTH FUND                   SHARES   AMOUNT   SHARES    AMOUNT
---------------------                   ------   ------   ------   -------
Shares sold .........................     --      $ 1      1,975   $ 8,033
Reinvestment of dividends ...........     --        1        205       836
Shares redeemed .....................     --       (2)    (1,847)   (7,414)
                                         ---      ---     ------   -------
Net increase in shares outstanding ..     --      $--        333   $ 1,455
                                         ===      ===     ======   =======

                                     INSTITUTIONAL
                                         CLASS         INVESTOR CLASS     ADVISOR CLASS        AMR CLASS
                                    ---------------   ----------------   ---------------   ----------------
MID-CAP VALUE FUND                  SHARES   AMOUNT   SHARES    AMOUNT   SHARES   AMOUNT   SHARES   AMOUNT
------------------                  ------   ------   ------   -------   ------   ------   ------   -------
Shares sold .....................     11     $  61      525    $ 2,873     --      $--      1,247   $ 6,799
Reinvestment of dividends .......      7        41       52        284     --       --        153       838
Shares redeemed .................    (87)     (451)*   (685)    (3,585)*   --       --*      (999)   (5,132)*
                                     ----    -----     ----    --------   ---      ---      -----   -------
Net increase (decrease) in shares
   outstanding ..................    (69)    $(349)    (108)   $  (428)    --      $--        401   $ 2,505
                                     ====    =====     ====    ========   ===      ===      =====   =======

*    Net of Redemption Fees

                                      INSTITUTIONAL
                                          CLASS         INVESTOR CLASS
                                    ----------------   ---------------
SMALL CAP VALUE OPPORTUNITY FUND    SHARES    AMOUNT   SHARES   AMOUNT
--------------------------------    ------   -------   ------   ------
Shares sold .....................      30    $   170      31     $174
Reinvestment of dividends .......      13         85      --        2
Shares redeemed .................    (664)    (3,739)     (1)      (7)
                                     ----    -------     ---     ----
Net increase (decrease) in shares
   outstanding ..................    (621)   $(3,484)     30     $169
                                     ====    =======     ===     ====

PERIOD ENDED OCTOBER 31, 2008

                                      INSTITUTIONAL
                                          CLASS          INVESTOR CLASS       ADVISOR CLASS        AMR CLASS
                                    -----------------   -----------------   ----------------   -----------------
BALANCED FUND                       SHARES    AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT   SHARES    AMOUNT
-------------                       ------   --------   ------   --------   ------   -------   ------   --------
Shares sold .....................    1,198   $ 16,083    2,230   $ 28,546     297    $ 3,951    2,713   $ 35,215
Reinvestment of dividends .......      272      3,895    1,160     15,508      70        920    5,368     73,485
Shares redeemed .................   (1,225)   (16,311)  (6,179)   (76,210)   (218)    (2,729)  (6,818)   (86,507)
                                    ------   --------   ------   --------    ----    -------   ------   --------
Net increase (decrease) in shares
   outstanding ..................      245   $  3,667   (2,789)  $(32,156)    149    $ 2,142    1,263   $ 22,193
                                    ======   ========   ======   ========    ====    =======   ======   ========

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

                                                    INSTITUTIONAL
                                                        CLASS            AMR CLASS
                                                   ---------------   -----------------
LARGE CAP GROWTH FUND                              SHARES   AMOUNT   SHARES    AMOUNT
---------------------                              ------   ------   ------   --------
Shares sold ....................................      4      $22      5,386   $ 34,835
Reinvestment of dividends ......................     --        4        492      3,539
Shares redeemed ................................     (1)      (8)    (6,432)   (41,424)
                                                    ---      ---     ------   ========
Net increase (decrease) in shares outstanding ..      3      $18       (554)  $ (3,050)
                                                    ===      ===     ======   ========

                                            INSTITUTIONAL
                                                CLASS           INVESTOR CLASS      ADVISOR CLASS        AMR CLASS
                                          ----------------    -----------------    ---------------   -----------------
MID-CAP VALUE FUND                        SHARES    AMOUNT    SHARES    AMOUNT     SHARES   AMOUNT   SHARES    AMOUNT
------------------                        ------   -------    ------   --------    ------   ------   ------   --------
Shares sold ...........................     322    $ 2,868     1,423   $ 12,385       --     $--      1,756   $ 15,252
Reinvestment of dividends .............      50        469       263      2,504       --      --        641      6,125
Shares redeemed .......................    (541)    (4,589)*  (2,825)   (25,705)*     --      --*    (3,772)   (33,445)*
                                           ----    -------    ------   --------      ---     ---     ------   --------
Net (decrease) in shares outstanding ..    (169)   $(1,252)   (1,139)  $(10,816)      --     $--     (1,375)  $(12,068)
                                           ====    =======    ======   ========      ===     ===     ======   ========

*    Net of Redemption Fees

                                                     INSTITUTIONAL
                                                         CLASS          INVESTOR CLASS
                                                   -----------------   ---------------
SMALL CAP VALUE OPPORTUNITY FUND                   SHARES    AMOUNT    SHARES   AMOUNT
--------------------------------                   ------   --------   ------   ------
Shares sold ....................................      164   $  1,406     24     $ 204
Reinvestment of dividends ......................       14        134     --         1
Shares redeemed ................................   (2,405)   (22,928)   (17)     (145)
                                                   ------   --------    ---     -----
Net increase (decrease) in shares outstanding ..   (2,227)  $(21,388)     7     $  60
                                                   ======   ========    ===     =====

AMERICAN BEACON BALANCED FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          Institutional Class
                                                     -------------------------------------------------------------
                                                         Six
                                                        Months
                                                        Ended                   Year Ended October 31,
                                                      April 30,    -----------------------------------------------
                                                         2009        2008       2007      2006      2005     2004
                                                     -----------   -------    -------   -------   -------   ------
                                                     (unaudited)
Net asset value, beginning of period .............   $ 10.63       $ 16.09    $ 15.83   $ 15.00   $ 14.31   $12.99
                                                     -------       -------    -------   -------   -------   ------
Income from investment operations:
   Net investment income(A) ......................      0.20          0.47       0.50      0.39      0.36     0.29
   Net gains (losses) on securities (both
      realized and unrealized) ...................     (0.33)        (4.70)      0.90      1.54      1.11     1.36
                                                     -------       -------    -------   -------   -------   ------
Total income (loss) from investment operations ...     (0.13)        (4.23)      1.40      1.93      1.47     1.65
                                                     -------       -------    -------   -------   -------   ------
Less distributions:
   Dividends from net investment income ..........     (0.48)        (0.44)     (0.42)    (0.38)    (0.31)   (0.33)
   Distributions from net realized gains on
      securities .................................        --         (0.79)     (0.72)    (0.72)    (0.47)      --
                                                     -------       -------    -------   -------   -------   ------
Total distributions ..............................     (0.48)        (1.23)     (1.14)    (1.10)    (0.78)   (0.33)
                                                     -------       -------    -------   -------   -------   ------
Net asset value, end of period ...................   $ 10.02       $ 10.63    $ 16.09   $ 15.83   $ 15.00   $14.31
                                                     =======       =======    =======   =======   =======   ======
Total return .....................................     (1.21)%(B)   (28.23)%     9.31%    13.60%    12.78%   10.53%
                                                     =======       =======    =======   =======   =======   ======
Ratios and supplemental data:
   Net assets, end of period (in thousands)  .....   $39,781       $36,557    $51,399   $22,587   $14,122   $8,378
   Ratios to average net assets (annualized):
   Expenses, net of waivers ......................      0.57%         0.56%      0.57%     0.59%     0.56%    0.63%
   Expenses, before waivers ......................      0.57%         0.56%      0.57%     0.59%     0.56%    0.63%
   Net investment income, net of waivers .........      4.05%         3.37%      2.91%     2.81%     2.45%    2.15%
   Net investment income (loss), before waivers ..      4.05%         3.37%      2.91%     2.81%     2.45%    2.15%
   Portfolio turnover rate .......................        33%(B)        53%        50%       59%       58%      62%

                                                                     Investor Class
                                                     ---------------------------------------------
                                                         Six
                                                        Months
                                                        Ended            Year Ended October 31,
                                                      April 30,    -------------------------------
                                                         2009        2008        2007       2006
                                                     -----------   --------    --------   --------
                                                     (unaudited)
Net asset value, beginning of period .............   $  9.91       $  15.09    $  14.91   $  14.20
                                                     -------       --------    --------   --------
Income from investment operations:
   Net investment income(A) ......................      0.18           0.41        0.41       0.35
   Net gains (losses) on securities (both
      realized and unrealized) ...................     (0.31)         (4.39)       0.87       1.44
                                                     -------       --------    --------   --------
Total income (loss) from investment operations ...     (0.13)         (3.98)       1.28       1.79
                                                     -------       --------    --------   --------
Less distributions:
   Dividends from net investment income ..........     (0.48)         (0.41)      (0.38)     (0.36)
   Distributions from net realized gains on
      securities .................................        --          (0.79)      (0.72)     (0.72)
                                                     -------       --------    --------   --------
Total distributions ..............................     (0.48)         (1.20)      (1.10)     (1.08)
                                                     -------       --------    --------   --------
Net asset value, end of period ...................   $  9.30       $   9.91    $  15.09   $  14.91
                                                     =======       ========    ========   ========
Total return .....................................     (1.32)%(B)    (28.39)%      9.06%     13.31%
                                                     =======       ========    ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands)  .....   $96,083       $105,473    $202,750   $111,837
   Ratios to average net assets (annualized):
   Expenses, net of waivers ......................      0.84%          0.82%       0.83%      0.85%
   Expenses, before waivers ......................      0.84%          0.82%       0.83%      0.85%
   Net investment income, net of waivers .........      3.80%          3.12%       2.65%      2.55%
   Net investment income (loss), before waivers ..      3.80%          3.12%       2.65%      2.55%
   Portfolio turnover rate .......................        33%(B)         53%         50%        59%

(A) Through October 31, 2005, net investment income was calculated by subtracting class expenses per share from the Fund's net investment income per share before class expenses.

(B)  Not annualized.

(C)  Annualized.

(D) Portfolio turnover rate is for the period from November 1, 2004 through October 31, 2005.

                                         Advisor Class
-----------------   ------------------------------------------------------
                        Six
                      Months
                       Ended        Year Ended October 31,      May 31 to
                     April 30,    --------------------------   October 31,
  2005      2004      2009          2008      2007     2006        2005
-------   -------   -----------   -------    ------   ------   -----------
                    (unaudited)
$ 13.62   $ 12.40   $ 9.77        $ 14.95    $14.83   $14.16   $  13.96
-------   -------   ------        -------    ------   ------   --------

   0.34      0.27     0.05           0.34      0.41     0.38       0.09
   1.01      1.25    (0.18)         (4.31)     0.83     1.35       0.11
-------   -------   ------        -------    ------   ------   --------
   1.35      1.52    (0.13)         (3.97)     1.24     1.73       0.20
-------   -------   ------        -------    ------   ------   --------

  (0.30)    (0.30)      --          (0.42)    (0.40)   (0.34)        --
  (0.47)       --       --          (0.79)    (0.72)   (0.72)        --
-------   -------   ------        -------    ------   ------   --------
  (0.77)    (0.30)      --          (1.21)    (1.12)   (1.06)        --
-------   -------   ------        -------    ------   ------   --------
$ 14.20   $ 13.62   $ 9.64        $  9.77    $14.95   $14.83   $  14.16
=======   =======   ======        =======    ======   ======   ========
  10.12%    12.44%   (1.43)%(B)    (28.58)%    8.76%   13.01%      1.43%(B)
=======   =======   ======        =======    ======   ======   ========

$86,875   $21,571   $7,115        $ 7,674    $9,504   $1,562   $      1
   0.86%     0.93%    1.07%          1.07%     1.07%    1.22%      1.09%(C)
   0.86%     0.93%    1.07%          1.07%     1.07%    1.22%    360.24%(C)
   2.14%     1.84%    3.56%          2.86%     2.34%    2.18%      1.52%(C)
   2.14%     1.84%    3.56%          2.86%     2.34%    2.17%   (357.63)%(C)
     58%       62%      33%(B)         53%       50%      59%        58%(D)

                              AMR Class
--------------------------------------------------------------------
    Six
   Months
   Ended                       Year Ended October 31,
 April 30,     -----------------------------------------------------
    2009         2008        2007       2006       2005       2004
-----------    --------    --------   --------   --------   --------
(unaudited)
$  10.19       $  15.49    $  15.27   $  14.49   $  13.87   $  12.60
--------       --------    --------   --------   --------   --------

    0.22           0.49        0.50       0.45       0.39       0.32
   (0.33)         (4.52)       0.89       1.46       1.05       1.31
--------       --------    --------   --------   --------   --------
   (0.11)         (4.03)       1.39       1.91       1.44       1.63
--------       --------    --------   --------   --------   --------

   (0.51)         (0.48)      (0.45)     (0.41)     (0.35)     (0.36)
      --          (0.79)      (0.72)     (0.72)     (0.47)        --
--------       --------    --------   --------   --------   --------
   (0.51)         (1.27)      (1.17)     (1.13)     (0.82)     (0.36)
--------       --------    --------   --------   --------   --------
$   9.57       $  10.19    $  15.49   $  15.27   $  14.49   $  13.87
========       ========    ========   ========   ========   ========
   (1.04)%(B)    (28.08)%      9.59%     13.98%     10.63%     13.13%
========       ========    ========   ========   ========   ========

$561,915       $604,209    $898,584   $817,333   $712,073   $636,420
    0.32%          0.31%       0.31%      0.33%      0.33%      0.37%
    0.32%          0.31%       0.31%      0.33%      0.33%      0.37%
    4.33%          3.62%       3.21%      3.08%      2.70%      2.40%
    4.33%          3.62%       3.21%      3.08%      2.70%      2.40%
      33%(B)         53%         50%        59%        58%        62%

AMERICAN BEACON LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          Institutional Class
                                                     -------------------------------------------------------------
                                                         Six
                                                       Months
                                                        Ended                   Year Ended October 31,
                                                      April 30,    -----------------------------------------------
                                                       2009(C)       2008      2007    2006(A)    2005       2004
                                                     -----------   -------    ------   -------   ------    -------
                                                     (unaudited)
Net asset value, beginning of period .............   $  4.49       $  7.67    $ 6.89   $ 6.18    $ 5.82    $  5.47
                                                     -------       -------    ------   ------    ------    -------
Income from investment operations:
   Net investment income .........................      0.03          0.05      0.04     0.04      0.04       0.02
   Net gains (losses) on securities (both
      realized and unrealized) ...................     (0.18)        (2.97)     0.77     0.70      0.37       0.35
                                                     -------       -------    ------   ------    ------    -------
Total income (loss) from investment operations ...     (0.15)        (2.92)     0.81     0.74      0.41       0.37
                                                     -------       -------    ------   ------    ------    -------
Less distributions:
   Dividends from net investment income ..........     (0.05)        (0.04)    (0.03)   (0.03)    (0.05)     (0.02)
   Distributions from net realized gains on
      securities .................................        --         (0.22)       --       --        --         --
                                                     -------       -------    ------   ------    ------    -------
Total distributions ..............................     (0.05)        (0.26)    (0.03)   (0.03)    (0.05)     (0.02)
                                                     -------       -------    ------   ------    ------    -------
Net asset value, end of period ...................   $  4.29       $  4.49    $ 7.67   $ 6.89    $ 6.18    $  5.82
                                                     =======       =======    ======   ======    ======    =======
Total return .....................................     (3.03)%(B)   (39.48)%   11.84%   12.04%     7.06%      6.71%
                                                     =======       =======    ======   ======    ======    =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $    79       $    83    $  119   $  110    $  105    $     1
   Ratios to average net assets (annualized):
   Expenses, net of waivers ......................      0.88%         0.89%     0.90%    0.90%     0.89%      0.84%
   Expenses, before waivers ......................      0.94%         0.95%     1.06%    0.99%     4.64%     13.22%
   Net investment income (loss), net of waivers ..      1.22%         0.74%     0.58%    0.56%    (0.18)%     0.18%
   Net investment income (loss), before waivers ..      1.17%         0.68%     0.42%    0.48%    (3.93)%   (12.20)%
   Portfolio turnover rate .......................       119%(B)       112%      128%     181%      164%       131%

(A) On September 12, 2006, The Renaissance Group, LLC assumed management of the Large Cap Growth Fund's assets previously managed by J.P. Morgan Investment Management, Inc.

(B)  Not annualized.

(C) On March 17, 2009, Winslow Capital Management, Inc. assumed management of the Large Cap Growth Fund's assets previously managed by Goldman Sachs Asset Management, L.P.

                           AMR Class
---------------------------------------------------------------
    Six
   Months
   Ended                    Year Ended October 31,
 April 30,    -------------------------------------------------
  2009(C)       2008       2007     2006(A)     2005      2004
-----------   -------    --------   -------   -------   -------
(unaudited)
$  4.52       $  7.72    $   6.95   $  6.21   $  5.84   $  5.48
-------       -------    --------   -------   -------   -------

   0.03          0.07        0.06      0.05      0.06      0.02
  (0.17)        (2.99)       0.77      0.73      0.36      0.36
-------       -------    --------   -------   -------   -------
  (0.14)        (2.92)       0.83      0.78      0.42      0.38
-------       -------    --------   -------   -------   -------

  (0.07)        (0.06)      (0.06)    (0.04)    (0.05)    (0.02)
     --         (0.22)         --        --        --        --
-------       -------    --------   -------   -------   -------
  (0.07)        (0.28)      (0.06)    (0.04)    (0.05)    (0.02)
-------       -------    --------   -------   -------   -------
$  4.31       $  4.52    $   7.72   $  6.95   $  6.21   $  5.84
=======       =======    ========   =======   =======   =======
  (3.06)%(B)   (39.17)%     12.07%    12.52%     7.22%     6.88%
=======       =======    ========   =======   =======   =======

$55,791       $56,976    $101,698   $82,042   $63,183   $55,121

   0.57%         0.59%       0.60%     0.59%     0.64%     0.71%
   0.57%         0.59%       0.60%     0.59%     0.64%     0.71%
   1.53%         1.05%       0.85%     0.88%     0.98%     0.34%
   1.53%         1.05%       0.85%     0.88%     0.98%     0.34%
    119%(B)       112%        128%      181%      164%      131%

AMERICAN BEACON MID-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         Institutional Class                          Investor Class
                                               ---------------------------------------   ----------------------------------------
                                                   Six                        November       Six
                                                  Months       Year Ended     30, 2005      Months        Year Ended     February
                                                  Ended        October 31,       to         Ended        October 31,       28 to
                                                April 30,   ----------------   October    April 30,   -----------------   October
                                                   2009       2008     2007   31, 2006       2009       2008      2007   31, 2006
                                               -----------  -------   ------  --------   -----------  -------   -------  --------
                                               (unaudited)                               (unaudited)
Net asset value, beginning of period ........   $ 5.94      $ 11.01   $10.81  $12.09     $  5.91      $ 10.96   $ 10.80  $  9.80
                                                ------      -------   ------  ------     -------      -------   -------  -------
Income from investment operations:
   Net investment income ....................     0.06         0.16     0.12    0.21        0.05         0.14      0.10     0.01
   Net gains (losses) on securities (both
      realized and unrealized) ..............     0.12        (4.31)    0.41    1.25        0.13        (4.31)     0.40     0.99
                                                ------      -------   ------  ------     -------      -------   -------  -------
Total income (loss) from investment
   operations ...............................     0.18        (4.15)    0.53    1.46        0.18        (4.17)     0.50     1.00
                                                ------      -------   ------  ------     -------      -------   -------  -------
Less distributions:
   Dividends from net investment income .....    (0.12)       (0.16)   (0.07)  (0.16)      (0.11)       (0.11)    (0.08)      --
   Distributions from net realized gains
      on securities .........................       --        (0.76)   (0.26)  (2.58)         --        (0.76)    (0.26)      --
                                                ------      -------   ------  ------     -------      -------   -------  -------
Total distributions .........................    (0.12)       (0.92)   (0.33)  (2.74)      (0.11)       (0.87)    (0.34)      --
                                                ------      -------   ------  ------     -------      -------   -------  -------
Redemption fees added to beneficial
   interests ................................     0.00         0.00     0.00    0.00        0.00         0.00      0.00     0.00
Net asset value, end of period ..............   $ 6.00      $  5.94   $11.01  $10.81     $  5.98      $  5.92   $ 10.96  $ 10.80
                                                ======      =======   ======  ======     =======      =======   =======  =======
Total return ................................     3.40%(C)   (40.96)%   4.87%  15.30%(C)    3.22%(C)   (41.14)%    4.68%   10.20%(C)
                                                ======      =======   ======  ======     =======      =======   =======  =======
Ratios and supplemental data:
   Net assets, end of period (in
      thousands) ............................   $1,869      $ 2,256   $6,047  $3,396     $16,094      $16,550   $43,158  $27,240
   Ratios to average net assets (annualized):
   Expenses, net of waivers .................     0.98%        0.98%    0.92%   1.19%(D)    1.23%        1.23%     1.23%    1.49%(D)
   Expenses, before waivers .................     1.16%        1.16%    1.09%   1.19%(D)    1.36%        1.32%     1.26%    1.61%(D)
   Net investment income, net of waivers ....     1.75%        1.51%    1.22%   1.11%(D)    1.48%        1.27%     0.93%    0.57%(D)
   Net investment income, before waivers ....     1.57%        1.33%    1.05%   1.11%(D)    1.35%        1.18%     0.90%    0.44%(D)
   Portfolio turnover rate ..................       21%(C)       28%      35%     42%(E)      21%(C)       28%       35%      42%(E)

(A) On November 30, 2005, the Mid-Cap Value Fund's Institutional Class of shares was renamed the AMR Class and the Fund began offering a new class of shares known as the Institutional Class.

(B)  Based on average shares outstanding.

(C)  Not annualized.

(D)  Annualized.

(E) Portfolio turnover rate is for the period from November 1, 2005 through October 31, 2006.

(F) Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

                                                 AMR Class (formerly Institutional Class
          Advisor Class                               prior to December 1, 2005)(A)
--------------------------------     ---------------------------------------------------------------
    Six                                  Six
   Months      Year       June          Months                                                June
   Ended       Ended      29 to         Ended              Year Ended October 31,             30 to
 April 30,    October    October      April 30,    --------------------------------------    October
    2009     31, 2008   31, 2007         2009        2008       2007      2006      2005    31, 2004
-----------  --------   --------     -----------   -------    -------   --------  -------   --------
(unaudited)                          (unaudited)
$ 5.87       $ 10.94    $11.73        $  5.97      $ 11.07    $ 10.87    $ 11.72  $ 10.27   $ 10.00
------       -------    ------        -------      -------    -------    -------  -------   -------

  0.06          0.10      0.01           0.05         0.18       0.18       0.12     0.13      0.02(B)

  0.14         (4.27)    (0.80)          0.14        (4.35)      0.36       1.75     1.37      0.25
------       -------    ------        -------      -------    -------    -------  -------   -------

  0.20         (4.17)    (0.79)          0.19        (4.17)      0.54       1.87     1.50      0.27
------       -------    ------        -------      -------    -------    -------  -------   -------

 (0.13)        (0.14)       --          (0.15)       (0.17)     (0.08)     (0.14)   (0.05)       --

    --         (0.76)       --             --        (0.76)     (0.26)     (2.58)      --        --
------       -------    ------        -------      -------    -------    -------  -------   -------
 (0.13)        (0.90)       --          (0.15)       (0.93)     (0.34)     (2.72)   (0.05)       --
------       -------    ------        -------      -------    -------    -------  -------   -------

  0.00          0.00      0.00           0.00         0.00       0.00       0.00     0.00      0.00
$ 5.94       $  5.87    $10.94        $  6.01      $  5.97    $ 11.07    $ 10.87  $ 11.72   $ 10.27
======       =======    ======        =======      =======    =======    =======  =======   =======
  3.61%(C)    (41.24)%   (6.65)%(C)     3.38%(C)    (40.87)%     5.19%     19.16%   14.63%     2.70%(C)
======       =======    ======        =======      =======    =======    =======  =======   =======


$    1       $     1    $    1        $36,887      $34,253    $78,794    $66,290  $44,342   $25,546

  0.53%         1.50%     1.50%(D)       0.86%        0.82%      0.75%      0.97%    1.01%     1.14%(D)
  1.55%         2.04%     1.80%(D)       0.86%        0.82%      0.75%      0.92%    1.02%     1.34%(D)
  2.24%         1.02%     0.32%(D)       1.85%        1.68%      1.41%      1.38%    0.92%     0.73%(D)
  1.22%         0.48%     0.02%(D)       1.85%        1.68%      1.40%      1.42%    0.91%     0.53%(D)
    21%(C)        28%       35%(F)         21%(C)       28%        35%        42%     298%        6%(C)

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                    Institutional Class
                                                                        ------------------------------------------
                                                                                           Year Ended October 31,
                                                                        Six Months Ended   ----------------------
                                                                         April 30, 2009      2008         2007
                                                                        ----------------   -------      -------
                                                                          (unaudited)
Net asset value, beginning of period ................................     $  6.69          $ 10.33      $ 10.26
                                                                          -------          -------      -------
Income from investment operations:
   Net investment income (loss) .....................................       (0.14)(A)         0.09(A)      0.11(A)
   Net gains (losses) on securities (both realized and unrealized) ..       (1.22)(A)        (3.61)(A)    - (A)
                                                                          -------          -------      -------
Total income (loss) from investment operations ......................       (1.36)           (3.52)        0.11
                                                                          -------          -------      -------
Less distributions:
   Dividends from net investment income .............................       (0.13)           (0.12)       (0.03)
   Distributions from net realized gains on securities ..............          --               --        (0.01)
                                                                          -------          -------      -------
Total distributions .................................................       (0.13)           (0.12)       (0.04)
                                                                          -------          -------      -------
Net asset value, end of period ......................................     $  5.20          $  6.69      $ 10.33
                                                                          =======          =======      =======
Total return ........................................................      (15.99)%(B)      (34.49)%       1.08%
                                                                          =======          =======      =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .........................     $    91          $ 4,268      $29,596
   Ratios to average net assets (annualized):
   Expenses, net of waivers .........................................        1.90%            1.05%        1.05%
   Expenses, before waivers .........................................        3.63%            1.56%        1.27%
   Net investment income, net of waivers ............................        0.50%            1.22%        0.96%
   Net investment income (loss), before waivers .....................       (1.24)%           0.71%        0.73%
   Portfolio turnover rate ..........................................         101%(B)           75%          58%

(A)  Based upon average shares outstanding.

(B)  Not annualized.

                                          Investor Class
                   -----------------------------------------------------------
                                      Year Ended October 31,
   March 31 to     Six Months Ended   ----------------------     March 31 to
October 31, 2006    April 30, 2009      2008        2007      October 31, 2006
----------------   ----------------   -------     ------      ----------------
                      (unaudited)
   $10.00            $  6.65          $ 10.28     $10.26         $ 10.00
   ------            -------          -------     ------         -------

     0.01               0.15             0.10       0.14(A)         0.01
     0.25              (1.20)           (3.63)     (0.05)(A)        0.25
   ------            -------          -------     ------         -------
     0.26              (1.05)           (3.53)      0.09            0.26
   ------            -------          -------     ------         -------

       --              (0.11)           (0.10)     (0.06)             --
       --                 --               --      (0.01)             --
   ------            -------          -------     ------         -------
       --              (0.11)           (0.10)     (0.07)             --
   ------            -------          -------     ------         -------
   $10.26            $  5.49          $  6.65     $10.28         $ 10.26
   ======            =======          =======     ======         =======
     2.60%(B)         (16.07)%(B)      (34.60)%     0.96%           2.60%(B)
   ======            =======          =======     ======         =======

   $4,693            $   250          $   106     $   91         $    70

     1.03%              1.31%            1.26%      1.30%           1.28%
     6.12%              7.16%            1.82%      1.70%          20.05%
     0.30%              0.94%            0.93%      0.97%           0.21%
    (4.80)%            (4.91)%           0.37%      0.57%         (18.56)%
       32%(B)            101%(B)           75%        58%             32%(B)

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

     A special meeting of shareholders of the American Beacon Balanced Fund and the American Beacon Enhanced Income Fund (each a "Fund") of the American Beacon Funds (the "Trust") was held on February 13, 2009. The shareholders of the Funds were asked to vote on a proposal to approve and ratify an advisory fee under the current Investment Management Agreement between American Beacon Advisors, Inc. (the "Manager") and the Funds (the "Investment Management Agreement.") Shareholders previously approved the Investment Management Agreement at a special meeting held on August 22, 2008 in connection with the change of control of the Manager. The proxy statement provided to shareholders in connection with that meeting accurately disclosed that there were no proposed changes to the total aggregate fees payable to the Manager for management, advisory, securities lending and administrative services provided to the Funds. However, the advisory fee had been inadvertently omitted from the fee schedule to the form of the Investment Management Agreement and comparative fee table included as appendices to the proxy statement provided to shareholders in connection with that meeting. This proposal required a majority of shareholders of each Fund to achieve a quorum.

The shareholders of the Funds passed the vote with the following results:

      FUND              FOR           AGAINST      ABSTAIN    NON-VOTING
      ----        --------------   ------------   ---------   ----------
Balanced          601,896,430.17   1,636,527.29   71,959.48       -0-
Enhanced Income    83,387,906.04      24,152.10         -0-       -0-

                      (This Page Intentionally left blank)

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request. If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                                    (GRAPHIC)
                                   BY E-MAIL:
                       american_beacon.funds@ambeacon.com

                                    (GRAPHIC)
                                  BY TELEPHONE:
                              Institutional Class
                              Call (800) 658-5811
                                  AMR Class(SM)
                               Call (800) 345-2345
                      Investor Class(R) and Advisor Class
                              Call (800) 388-3344

                                    (GRAPHIC)
                                ON THE INTERNET:
                Visit our website at www.americanbeaconfunds.com

                                    (GRAPHIC)
                                    BY MAIL:
                              American Beacon Funds
                                 P.O. Box 219643
                           Kansas City, MO 64121-9643

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund's Statement of Additional Information, is available free of charge on the Fund's website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund's Forms N-PX are available on the SEC's website at www.sec.gov. The Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING        FORESIDE FUND SERVICES
TRUST                   SERVICES                FIRM                     Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   ERNST & YOUNG LLP
                                                Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds, American Beacon High Yield Bond Fund, American Beacon Enhanced Income Fund, American Beacon Intermediate Bond and American Beacon Short-Term Bond Fund are service marks of American Beacon Advisors, Inc.

                                                                      SAR 04//09
                                                                        00068036

                         GUIDANCE | VISION | EXPERIENCE

(AMERICAN BEACON FUNDS(SM) LOGO)

SEMI-ANNUAL REPORT

                                   (GRAPHIC)

APRIL 30, 2009

HIGH YIELD BOND FUND
ENHANCED INCOME FUND
INTERMEDIATE BOND FUND
SHORT-TERM BOND FUND

About American Beacon Advisors

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

Message from American Beacon............            1
Market and Performance Overviews........         2-10
American Beacon Schedules of Investments
   High Yield Bond Fund.................           13
   Enhanced Income Fund.................           22
   Intermediate Bond Fund...............           28
   Short-Term Bond Fund.................           38
Additional Information..................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

(PHOTO OF GENE L. NEEDLES)

FELLOW SHAREHOLDERS,

     Please allow me to introduce myself. I am Gene Needles, Jr., the new Executive Vice President for the American Beacon Funds. I have over 27 years of financial services experience with some of the country's largest fund complexes, and I will be primarily responsible for daily operations as well as distribution of the American Beacon Funds. I am very excited to be a part of American Beacon and look forward to building a lasting relationship with all of our shareholders.

     Enclosed is the American Beacon Funds Semi-Annual Report for the six months ended April 30, 2009 for our High Yield Bond, Enhanced Income, Intermediate Bond, and Short-Term Bond Funds.

     During the six month period covered by this report, the capital markets experienced widespread volatility brought on by concern over the world-wide credit crisis. The American Beacon Intermediate Bond Fund - Institutional Class reported a six-month return of 8.56% for the period ended April 30, 2009 while the Barclays Capital Aggregate Index reported a return of 7.74% for this period.

     In the past, long-term investors have been rewarded for their patience. We continue to believe the Funds' fundamental investment strategies will continue to serve the Funds well over time.

     Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ Gene L. Needles, Jr.

                                        Gene L. Needles, Jr.
                                        Executive Vice President
                                        American Beacon Funds

DOMESTIC BOND MARKET OVERVIEW
APRIL 30, 2008 (UNAUDITED)

     The period began during the depths of financial market despair after the bankruptcy of Lehman and conservatorship of Fannie Mae and Freddie Mac, followed by government bailouts of major financial firms. Credit markets ground almost to a halt, and fears were rampant that another Great Depression could possibly occur. While the U.S. economy had been in a recession for some time, the pace of economic decline accelerated and spread across the globe. With even good companies unable to access credit markets, default rates began to escalate.

     After a brutal two months that began the year, the month of March came back to life. Investors found renewed confidence in the much advertised changes promised by the Obama administration, legislative actions in Congress and an ever expanding series of rescue packages from the U.S. Treasury and Federal Reserve ("Fed"). However, the numerous programs intended to stabilize the nation's banking system have created as much anxiety as hope among investors worried that a "shot gun approach" may be long on spending but short on success.

     Concern was magnified as economic news continued to verify the persistence of the worst recession in over 25 years. Final Gross Domestic Product for the fourth quarter of 2008 was a dismal -6.8%, the worst performance since 1982. Not surprisingly, consumer confidence fell to the lowest level on record, while the loss of over five million jobs in the past 15 months pushed the unemployment rate to 8.5%. As the nearly $800 billion stimulus package designed to help the economy recover "began" to be spent, the administration's focus has moved back to the financial system.

     Concerned about extreme and persistent economic weakness, but with the Fed Funds rate already effectively at 0%, the Fed applied shock therapy in its mid-March announcement of a plan to purchase up to $300 billion in Treasuries in the secondary market over the next six months. This action essentially targeted economic stimulus through a direct increase in the money supply, versus the more indirect method of "credit easing" via lower rates and lending terms.

HIGH YIELD BOND MARKET OVERVIEW
APRIL, 30 2009 (UNAUDITED)

     Despite the strong 14.0% return for the JPMorgan Global High-Yield Index for the six months ended April 30, 2009, the period began during the depths of financial market despair following the bankruptcy of Lehman and conservatorship of Fannie Mae and Freddie Mac, followed by government bailouts of major financial firms. Credit markets ground almost to a halt, and fears were rampant that another Great Depression could possibly occur. While the U.S. economy had been in a recession for some time, the pace of economic decline accelerated and spread across the globe. With even good companies unable to access credit markets, default rates began to escalate. In this environment, high yield bonds began the period with their second worst monthly performance in history (dating back to 1986), having just come off their worst month ever in October 2008. High yield spreads began the period at 15%, eventually rising to a peak above 19% in December.

     With valuations at severely depressed levels, and with the hope that government stimulus plans would ultimately work, investors began returning to the high yield sector toward year-end 2008, driving a technical rally into the beginning of 2009 that was focused mainly on higher quality (BB-rated) high yield credits. However, the fundamental picture remained generally poor, leading to significant volatility as the opposing factors of strong technicals and weak fundamentals waged battle.

     As the semi-annual period neared an end, signs began to emerge that perhaps the worst of the economic downturn was past, thus leading investors to seek out riskier assets. In April 2009, the high yield index experienced its highest monthly return ever, as investors continued to put money into the asset class and began seeking out higher return opportunities. The spread tightened significantly down to 12.5%, but still remained well above its long-term average of around 6%. With lower-quality (CCC-rated) credits leading the rally, the new issue market is beginning to open to companies rated below BB. While the economy still faces serious challenges, the ability of companies to refinance maturing debt and pay down bank lines could lead to a fundamental improvement in credit quality for select companies over the coming months.

PERFORMANCE OVERVIEW
AMERICAN BEACON HIGH YIELD BOND FUND(SM)
APRIL 30, 2009 (UNAUDITED)

          The Institutional Class of the High Yield Bond Fund returned 11.12% for the six months ended April 30, 2009. The Fund underperformed the JPMorgan Global High-Yield Index ("Index") return of 13.98% but outperformed the Lipper High Current Yield Funds Index, which gained 7.44% for the period.

                                     ANNUALIZED TOTAL RETURNS
                                      PERIODS ENDED 4/30/09
                            -----------------------------------------
                                                              SINCE
                                                             INCEP.
                            6 MONTHS*   1 YEAR   5 YEARS   (12/29/00)
                            ---------   ------   -------   ----------
Institutional
   Class(1,5)............     11.12%    -17.96%    0.40%      4.46%
Investor
   Class(1,2,5)..........     10.96%    -18.28%    0.15%      4.21%
AMR Class (1,3,5)........     11.25%    -17.74%    0.49%      4.52%
JPMorgan GlobaL
   High-Yield Index(4)...     13.98%    -14.70%    2.08%      5.47%
Lipper High Current
   Yield Funds Index(4)..      7.44%    -19.33%    0.34%      2.82%

*    Not annualized

1. The Investor Class was formerly known as the PlanAhead Class. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Institutional Class of the Fund was waived through 2004. Performance prior to waiving fees was lower than the actual returns shown for periods through 2004.

2. Fund performance for the since inception period represents the total returns achieved by the Institutional Class from 12/29/00 up to 3/1/02, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/29/00.

3. Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class from 12/29/00 up to 9/4/07, the inception date of the AMR Class, and the returns of the AMR Class since its inception. Expenses of the AMR Class are lower than those of the Institutional Class. As a result, total returns shown may be lower than they would have been had the AMR Class been in existence since 12/29/00.

4. The JPMorgan Global High-Yield Index ("JPMorgan Index") is an unmanaged index of fixed income securities with a maximum credit rating of BB+ or Ba1. Issues must be publicly registered or issued under Rule 144A under the Securities Act of 1933, with a minimum issue size of $75 million (par amount). A maximum of two issues per issuer are included in the JPMorgan Index. Convertible bonds, preferred stock, and floating-rate bonds are excluded from the JPMorgan Index. The Lipper High Current Yield Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Current Yield Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

5. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Investor, and AMR Class shares was 0.86%, 1.11%, and 0.59%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

          The Fund underperformed the Index over the six-month period due to the Fund's cash balances returning less than the Index, issue selection from a sector perspective and credit quality allocation. Sector allocation and issue selection from a credit quality perspective added value for the period.

          From a sector standpoint, issue selection in the Manufacturing, Finance, and Utility sectors contributed to the relative underperformance, despite positive contribution from selections in the Service, Consumer, and Energy sectors.

          From a sector allocation perspective, the Fund benefited from underweighting the Manufacturing sector (up 6.6%) and overweighting the period's top performing sector, Finance (up 27.5%). Overweighting the Cable/Media sector (up 8.5%) detracted from performance.

          From a credit quality perspective, issue selections in the CC and BB-rated credit groups added value, while selections in the CCC-rated credit group hurt performance.

          From a credit quality allocation perspective, overweighting the A-rated credit group and underweighting the BB-rated group contributed significantly to the relative underperformance.

          The sub-advisors' "bottom-up", research intensive investment process, which focuses on companies with strong cash flow and fundamental credit strength, remains in place.

PERFORMANCE OVERVIEW
AMERICAN BEACON HIGH YIELD BOND FUND(SM)
APRIL 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                                                   % OF
                                                                NET ASSETS
                                                                ----------
HCA, Inc., 9.125%, Due 11/15/2014............................      1.4%
Ford Motor Credit Co. LLC, 9.875%, Due 8/10/2011.............      1.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, Due 4/1/2017...      1.2%
Inmarsat Finance II plc, 10.375%, Due 11/15/2012.............      1.1%
Texas Competitive Electric Holdings Co. LLC, 10.25%, Due
   11/1/2015.................................................      1.1%
GMAC LLC, 6.875%, Due 9/15/2011..............................      1.0%
Ford Motor Credit Co. LLC, 9.75%, Due 9/15/2010..............      1.0%
Crown Castle International Corp., 9.00%, Due 1/15/2015.......      1.0%
SunGard Data Systems, Inc., 10.25%, Due 8/15/2015 ...........      1.0%
Rio Tinto Finance USA Ltd., 9.00%, Due 5/1/2019..............      0.9%

FIXED INCOME SECTOR ALLOCATION

                     % OF
                 FIXED INCOME
                 ------------
Corporate.....       99.4%
Convertibles..        0.4%
CMO...........        0.2%

EQUITY SECTOR ALLOCATION

                      % OF
                 EQUITY INCOME
                 -------------
Financials....       100.0%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates. Investing in high yield securities involves additional risks when compared to investing in investment grade securities. These include a greater risk of default or bankruptcy and an increased sensitivity to financial difficulties or changes in interest rates.

PERFORMANCE OVERVIEW
AMERICAN BEACON ENHANCED INCOME FUND(SM)
APRIL 30, 2009 (UNAUDITED)

          The Investor Class of the Enhanced Income Fund returned 10.09% for the six months ended April 30, 2009. Its benchmark, a blend of 75% Barclays Capital Aggregate and 25% Merrill Lynch All U.S. Convertibles Index, returned 8.85%. The Fund's peer group, the Lipper Intermediate Investment Grade Index, returned 5.97% for the same period.

                                        ANNUALIZED TOTAL RETURNS
                                         PERIODS ENDED 4/30/09
                                ---------------------------------------
                                                                 SINCE
                                                                INCEP.
                                6 MONTHS*   1 YEAR   5 YEARS   (7/1/03)
                                ---------   ------   -------   --------
Investor Class(1,4) .........     10.09%     -2.11%    3.14%     3.13%
Enhanced Income
   Composite Index(3) .......      8.85%     -4.36%    3.00%     3.14%
Barclays Capital
   Aggregrate Index (2) .....      7.75%      3.84%    4.78%     6.01%
Merrill Lynch All U.S. ......
   Convertibles Index (2) ...     11.50%    -27.25%   -1.50%     0.87%
Lipper Intermediate
   Investment Grade
   Index (2) ................      5.97%     -3.10%    2.75%     2.45%

*    Not annualized

1. The Investor Class was formerly known as the PlanAhead Class. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2. The Barclays Capital Aggregate Index represents returns of the Barclays Capital Gov./Credit Intermediate Index ("Intermediate Index") up to October 31, 2006 and the Barclays Capital Aggregate Index ("Aggregate Index") thereafter. The Intermediate Index is an unmanaged index of investment grade corporate and government debt issues with maturities between one and ten years. The Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Merrill Lynch All U.S. Convertibles Index is an unmanaged index of domestic securities of all quality grades that are convertible into U.S. dollar-denominated common stock, ADRs or cash equivalents. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

3. To reflect the Fund's allocation of its assets between investment grade fixed-income securities and convertible securities, the returns of the Barclays Capital Aggregate Index and the Merrill Lynch All U.S. Convertibles Index have been combined in a 75%/25% proportion.

4. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Investor Class shares was 1.04%. The expense ratio above may vary from the expense ratio presented in other sections of this report that is based on expenses incurred during the period covered by this report.

          The Fund's assets have been allocated approximately 75% to American Beacon Advisors, Inc. (the "Manager") which invests primarily in income producing, short- and intermediate-term investment grade bonds and 25% to a sub-advisor which invests in securities including convertible bonds, convertible preferreds, high yield bonds, and equities in order to try to enhance the return of the overall Fund.

          During the six-month period, the investment grade bond portion of the Fund returned 9.1% before expenses outperforming the 7.7% return for the Barclays Capital Aggregate Index. This portion of the Fund benefited from holdings in Treasuries and Commercial Mortgage Backed securities, which added to relative performance.

          The remaining portion of the Fund, managed by the Fund's sub-advisor, returned 12.8% before expenses. These results exceeded the 11.5% return of the Merrill Lynch All U.S. Convertibles Index. This portion of the Fund's greater equity sensitivity relative to its benchmark helped performance in the period. Broadly speaking, convertible issues with higher equity sensitivity performed better, reflecting an increase in market volatility, as well as their underlying stocks performing better than the broad equity market during the period. The sub-advisor also utilized common stocks and corporate bonds in order to better manage the risk/reward profile of this portion of the Fund. The common stock holdings detracted from performance in the period, as the equity market suffered, yet the straight corporate bond holdings added to results as they outperformed the convertible benchmark return.

          The Manager and the Fund's sub-advisor remain focused on the Fund's investment objectives of generating income and capital appreciation.

PERFORMANCE OVERVIEW
AMERICAN BEACON ENHANCED INCOME FUND(SM)
APRIL 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                                                     % OF
                                                                  NET ASSETS
                                                                  ----------
U.S. Treasury Note, 4.125%, Due 5/15/2015 .....................       3.3%
Federal Home Loan Mortgage Corp., Pool #G08079, 5.00%, Due
   9/1/2035 ...................................................       2.7%
U.S. Treasury, 1.375%, Due 3/15/2012 ..........................       2.4%
U.S. Treasury, 6.25%, Due 8/15/2023 ...........................       2.2%
Federal Home Loan Mortgage Corp., Pool #G08255, 5.00%, Due
   3/1/2038 ...................................................       1.9%
Citigroup, Inc., 5.125%, Due 2/14/2011 ........................       1.8%
Federal Home Loan Mortgage Corp., Pool #G08269, 5.50%, Due
   5/1/2038 ...................................................       1.8%
Federal National Mortgage Association, Pool #745418, 5.50%,
   Due 4/1/2036 ...............................................       1.7%
American Express Credit Account Master Trust, 5.35%, Due
   1/15/2014 ..................................................       1.6%
HSBC Finance Corp., 5.25%, Due 1/14/2011 ......................       1.5%

FIXED-INCOME SECTOR ALLOCATION

                           % OF
                       FIXED INCOME
                       ------------
Corporate Bonds.....      36.2%
Mortgage-Backed.....      29.9%
Convertible Bonds...      15.5%
Treasury............      13.0%
Asset-Backed........       4.1%
Agency..............       1.3%

EQUITY SECTOR ALLOCATION

                               % OF
                             EQUITIES
                             --------
Financials................     22.3%
Information Technology....     17.2%
Consumer Staples..........     13.6%
Energy....................     13.5%
Consumer Discretionary....     10.9%
Health Care...............     10.2%
Materials.................      6.4%
Industrials...............      5.9%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

PERFORMANCE OVERVIEW
AMERICAN BEACON INTERMEDIATE BOND FUND(SM)
APRIL 30, 2009 (UNAUDITED)

          The Institutional Class of the Intermediate Bond Fund returned 8.56% for the six months ended April 30, 2009, outperforming the Barclays Capital Aggregate Index ("Index") return of 7.75% and the Lipper Intermediate Investment Grade Debt Funds Index return of 5.97% for the same period.

                                       ANNUALIZED TOTAL RETURNS
                                        PERIODS ENDED 4/30/09
                               ---------------------------------------
                               6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                               ---------   ------   -------   --------
Institutional Class(1,4) ...      8.56%      3.54%    4.82%     5.46%
Investor Class (1,2,4) .....      8.50%      3.47%    4.80%     5.45%
Barclays Capital Agg. ......
   Index (3) ...............      7.75%      3.84%    4.78%     5.71%
Lipper Intermediate Inv. ...
   Grade Index (3) .........      5.97%     -3.10%    2.75%     4.48%

*    Not annualized

1. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Performance shown reflects the Fund's receipt in December 2006 and March 2008 of class action proceeds that were related to investment activity in 2002. The Fund's performance was higher than it would have been absent receipt of the settlement proceeds.

2. Fund performance represents the total returns achieved by the Institutional Class up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 4/30/99.

3. The Barclays Capital Aggregate Index is a market value weighted index of government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. The Lipper Intermediate Investment Grade Index tracks the results of the 30 largest mutual funds in the Lipper Intermediate Investment Grade category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4. The total annual Fund operating expense ratios set forth in the most recent Fund prospectus for the Institutional and Investor Class shares was 0.31% and 0.88%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that is based on expenses incurred during the period covered by this report.

          The Fund's excess performance relative to the Index was primarily due to good security selection among U.S. Treasuries, Commercial Mortgage-Backed and Corporate securities. The Fund's overweighting in the Corporate sector, the top performing sector in the Index, also contributed to relative performance, although the outperformance was largely offset by a small allocation to Collateralized Mortgage Obligations.

          The average duration of the Fund's portfolio was slightly longer than the Index over the course of the six months, with holdings in the three- to five-year duration range adding the most value relative to the Index.

          The Fund's investment managers remain focused on a conservative approach toward investing in the bond market and on issuer-specific opportunities.

TOP TEN HOLDINGS

                                                                     % OF
                                                                  NET ASSETS
                                                                  ----------
Federal National Mortgage Association, Pool #961981, 5.50%,
   Due 3/1/2038 ................................................      3.3%
Federal National Mortgage Association, Pool #982033, 5.00%,
   Due 4/1/2038 ................................................      3.2%
U.S. Treasury Note, 4.125%, Due 5/15/2015 ......................      2.5%
Federal Home Loan Mortgage Corp., 1.50%, Due 1/7/2011 ..........      2.2%
Morgan Stanley (FDIC Guaranteed), 2.25%, Due 3/13/2012 .........      2.2%
Citibank NA (FDIC Guaranteed), 1.625%, Due 3/30/2011 ...........      2.2%
Federal Home Loan Mortgage Corp., 5.125%, Due 4/18/2011 ........      2.1%
Federal National Mortgage Association, 5.375%, Due 6/12/2017 ...      2.0%
U.S. Treasury, 2.75%, Due 2/15/2019 ............................      2.0%
Federal National Mortgage Association, Pool #982817, 5.00%,
   Due 5/1/2038 ................................................      1.8%

SECTOR ALLOCATION

                         % OF
                     FIXED INCOME
                     ------------
Mortgage-Backed...       40.2%
Corporates........       28.2%
U.S. Treasury.....       15.6%
U.S. Agency.......       14.9%
Asset-Backed......        1.1%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

PERFORMANCE OVERVIEW
AMERICAN BEACON SHORT-TERM BOND FUND(SM)
APRIL 30, 2009 (UNAUDITED)

          The Institutional Class of the Short-Term Bond Fund returned 2.96% for the six months ended April 30, 2009, which underperformed the Merrill Lynch 1-3 Year Gov/Corp Index ("Index") return of 3.44% but outperformed the Lipper Short Investment Grade Bond Funds Index ("Lipper") return of 2.31%.

                                       ANNUALIZED TOTAL RETURNS
                                        PERIODS ENDED 4/30/09
                               ---------------------------------------
                               6 MONTHS*   1 YEAR   5 YEARS   10 YEARS
                               ---------   ------   -------   --------
Institutional Class(1,3) ...      2.96%      2.38%    3.51%     4.47%
Investor Class(1,3) ........      2.84%      1.99%    2.99%     3.97%
Lipper Short Inv. Grade
   Index(2) ................      2.31%     -2.42%    1.97%     3.34%
Merrill Lynch 1-3 Yr. ......
   Gov./Corp. Index(2) .....      3.44%      3.57%    3.91%     4.73%

*    Not annualized

1. The Investor Class was formerly known as the PlanAhead Class. Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Investor Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown. Performance shown reflects the Fund's receipt in December 2006 and March 2008 of class action proceeds that were related to investment activity in 2002. The Fund's performance was higher than it would have been absent receipt of the settlement proceeds.

2. The Merrill Lynch 1-3 Yr. Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years. The Lipper Short Investment Grade Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Short Investment Grade Bond Funds category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

3. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional and Investor Class shares was 0.32% and 0.89%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

          As compared to the Index, the Fund underperformed slightly due to a modest underweight position in the Corporate sector. The Corporate sector had the highest returns among the Index sectors during the period as the markets began to recover in early 2009.

          The Fund generally maintains an overweight position in investment-grade Corporate securities to generate incremental yield-to-maturity compared to the Index. However, due to the unusually volatile markets over the past year and due to unusual volatility in the Fund's asset balances, the Fund maintained a large position in the Treasury and Agency sectors for liquidity purposes. This position is expected to be temporary, and we look to reassume our overweight position in the Corporate sector as the markets normalize.

          Duration did not play a significant role during the period as the Fund's duration was essentially neutral to that of the Index. Looking forward, with interest rates at such low levels, the Fund will likely seek a duration range of neutral-to-short of the Index while the economy regains its footing and interest rates begin to rise.

          Overall, the period was challenging, but we remain confident in the long-term success of the Fund's investment strategy. Markets have begun to stabilize, and the worst of the financial crisis appears to be behind us. However, the recovery is not expected to be swift and will require diligence as it unfolds. We will continue to be conservative in our approach to credit risk, and we will look to take advantage of opportunities in this market to generate attractive long-term results.

PERFORMANCE OVERVIEW
AMERICAN BEACON SHORT-TERM BOND FUND(SM)
APRIL 30, 2009 (UNAUDITED)

TOP TEN HOLDINGS

                                                                % OF
                                                             NET ASSETS
                                                             ----------
U.S. Treasury Note, 4.375%, Due 12/15/2010 ...............       9.7%
U.S. Treasury Note, 1.50%, Due 10/31/2010 ................       9.3%
Federal Home Loan Mortgage Corp., 2.125%, Due 3/23/2012 ..       9.3%
Federal Home Loan Mortgage Corp., 1.625%, Due 4/26/2011 ..       9.2%
U.S. Treasury Note, 2.875%, Due 6/30/2010 ................       4.7%
Bank of American Corp. (FDIC Guaranteed), 2.375%, Due
   6/22/2012 .............................................       4.7%
Goldman Sachs Group, Inc. (FDIC Guaranteed), 1.70%, Due
   3/15/2011 .............................................       4.6%
Morgan Stanley (FDIC Guaranteed), 2.25%, Due 3/13/2012 ...       4.6%
Citibank NA (FDIC Guaranteed), 1.625%, Due 3/30/2011 .....       4.6%
Federal National Mortgage Association, 1.375%, Due
   4/28/2011 .............................................       4.6%

SECTOR ALLOCATION

                           % OF
                       FIXED INCOME
                       ------------
Agency..............       53.5%
Treasury............       22.7%
Corporate Bonds.....       18.0%
Asset-Backed........        4.3%
Mortgage-Backed.....        1.5%

Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

FUND EXPENSES - ACTUAL
APRIL 30, 2009 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees if applicable, and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from November 1, 2008 through April 30, 2009.

ACTUAL EXPENSES

     The following tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the "Expenses Paid During Period" for the applicable Fund to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

                                                    HIGH YIELD   INTERMEDIATE   SHORT-TERM
INSTITUTIONAL CLASS                                  BOND FUND     BOND FUND     BOND FUND
-------------------                                 ----------   ------------   ----------
Beginning Account Value 11/1/08 .................    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 4/30/09 ....................    $1,111.17     $1,085.61     $1,029.64
Expenses Paid During Period 11/1/08-4/30/09 * ...    $   4 .29     $    1.55     $    1.51
Annualized Expense Ratio ........................         0.82%         0.30%         0.30%

                                     HIGH YIELD     ENHANCED    INTERMEDIATE   SHORT-TERM
INVESTOR CLASS                        BOND FUND   INCOME FUND     BOND FUND     BOND FUND
--------------                       ----------   -----------   ------------   ----------
Beginning Account Value 11/1/08 ..    $1,000.00    $1,000.00      $1,000.00     $1,000.00
Ending Account Value 4/30/09 .....    $1,109.64    $1,100.90      $1,012.81     $1,028.42
Expenses Paid During Period
   11/1/08-4/30/09 * .............    $    5.54    $    4.95      $    1.04     $    2.72
Annualized Expense Ratio .........         1.06%        0.95%          0.64%         0.54%

                                     HIGH YIELD
AMR CLASS                             BOND FUND
---------                            ----------
Beginning Account Value 11/1/08 ..   $1,000.00
Ending Account Value 4/30/2009 ...   $1,112.53
Expenses Paid During Period
   11/1/08-4/30/09 * .............   $    2.99
Annualized Expense Ratio .........        0.57%

* Expenses are equal to the Fund's annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

FUND EXPENSES - HYPOTHETICAL
APRIL 30, 2009 (UNAUDITED)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The following tables provide information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund, such as redemption fees as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                                    HIGH YIELD   INTERMEDIATE   SHORT-TERM
INSTITUTIONAL CLASS                                  BOND FUND     BOND FUND     BOND FUND
-------------------                                 ----------   ------------   ----------
Beginning Account Value 11/1/08 .................    $1,000.00     $1,000.00     $1,000.00
Ending Account Value 4/30/09 ....................    $1,020.73     $1,023.31     $1,023.31
Expenses Paid During Period 11/1/08-4/30/09 * ...    $    4.11     $    1.51     $    1.51
Annualized Expense Ratio ........................         0.82%         0.30%         0.30%

                                                    HIGH YIELD     ENHANCED    INTERMEDIATE   SHORT-TERM
INVESTOR CLASS                                       BOND FUND   INCOME FUND     BOND FUND     BOND FUND
--------------                                      ----------   -----------   ------------   ----------
Beginning Account Value 11/1/08 .................    $1,000.00    $1,000.00      $1,000.00     $1,000.00
Ending Account Value 4/30/09 ....................    $1,019.54    $1,020.08      $1,021.62     $1,022.12
Expenses Paid During Period 11/1/08-4/30/09 * ...    $    5.31    $    4.76      $    3.21     $    2.71
Annualized Expense Ratio ........................         1.06%        0.95%          0.64%         0.54%

                                                    HIGH YIELD
AMR CLASS                                            BOND FUND
---------                                           ----------
Beginning Account Value 11/1/08 .................    $1,000.00
Ending Account Value 4/30/09 ....................    $1,021.97
Expenses Paid During Period 11/1/08-4/30/09 * ...    $    2.86
Annualized Expense Ratio ........................         0.57%

----------
* Expenses are equal to the Fund's annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)

                                                                            SHARES         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.09%
FINANCIALS - 0.09%
DIVERSIFIED FINANCIALS - 0.09%
   Federal Home Loan Mortgage Corp. ..................................         10,000   $         5
   Preferred Blocker, Inc. ++ ........................................            454           136
                                                                                        -----------
   TOTAL PREFERRED STOCKS ............................................                          141
                                                                                        -----------

                                                                              PAR
                                                                            AMOUNT
                                                                         ------------
CORPORATE OBLIGATIONS - 94.42%
AUTO COMPONENTS - 0.66%
   Allison Transmission, Inc., 11.00%, Due 11/1/2015 ++ ..............   $        900           540
   Cooper-Standard Automotive, Inc., 8.375%, Due 12/15/2014 ..........            920            74
   TRW Automotive, Inc., 7.25%, Due 3/15/2017 ++ .....................            900           481
                                                                                        -----------
                                                                                              1,095
                                                                                        -----------
AUTO LOAN - 3.96%
   Ford Motor Credit Co. LLC,
      9.75%, Due 9/15/2010 ...........................................          1,875         1,687
      9.875%, Due 8/10/2011 ..........................................          2,530         2,214
   GMAC LLC,
      5.625%, Due 5/15/2009 ..........................................            370           366
      7.25%, Due 3/2/2011 ++ .........................................            395           348
      6.875%, Due 9/15/2011 ++ .......................................          2,000         1,740
      8.00%, Due 11/1/2031 ++ ........................................            307           215
                                                                                        -----------
                                                                                              6,570
                                                                                        -----------
AUTOMOBILES - 0.05%
   General Motors Corp., 8.375%, Due 7/15/2033 .......................            970            82
                                                                                        -----------
BASIC MATERIALS - 1.24%
   Anglo American Capital plc, 9.375%, Due 4/8/2014 ++ ...............            500           519
   Rio Tinto Finance USA Ltd., 9.00%, Due 5/1/2019 ...................          1,500         1,542
                                                                                        -----------
                                                                                              2,061
                                                                                        -----------
CASINO/GAMING - 2.33%
   Caesars Entertainment, Inc., 7.875%, Due 3/15/2010 ................            500           295
   Fontainebleau Las Vegas Holdings LLC, 11.00%, Due 6/15/2015 ++ ....          1,800            63
   Las Vegas Sands Corp., 6.375%, Due 2/15/2015 ......................            850           557
   Mandalay Resort Group, 9.375%, Due 2/15/2010 ......................          1,085           578
   MGM Mirage,
      6.00%, Due 10/1/2009 ...........................................            215           181
      6.625%, Due 7/15/2015 ..........................................          1,400           712
   Pinnacle Entertainment, Inc.,
      8.25%, Due 3/15/2012 ...........................................            700           683
      8.75%, Due 10/1/2013 ...........................................            100            96
   Pokagon Gaming Authority, 10.375%, Due 6/15/2014 ++ ...............            600           555
   Station Casinos, Inc.,
      6.875%, Due 3/1/2016 ...........................................            500            16

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      7.75%, Due 8/15/2016 ...........................................   $        400   $       136
                                                                                        -----------
                                                                                              3,872
                                                                                        -----------
COMMERCIAL SERVICES - 0.62%
   Iron Mountain, Inc.,
      8.75%, Due 7/15/2018 ...........................................            100           101
      8.00%, Due 6/15/2020 ...........................................            300           290
   RSC Equipment Rental, Inc., 9.50%, Due 12/1/2014 ..................          1,000           643
                                                                                        -----------
                                                                                              1,034
                                                                                        -----------
COMMUNICATIONS - 18.26%
   CanWest Media, Inc., 8.00%, Due 9/15/2012 .........................            800           208
   CC Holdings GS V LLC, 7.75%, Due 5/1/2017 ++ ......................            100           101
   CCO Holdings LLC, 8.75%, Due 11/15/2013 # .........................          1,200         1,041
   Charter Communications Holdings LLC,
      10.25%, Due 9/15/2010 ..........................................          1,100         1,001
      13.50%, Due 1/15/2011 # ........................................          1,100             6
      1.00%, Due 1/15/2014 ...........................................          1,100            11
      10.875%, Due 9/15/2014 ++ ......................................            800           796
      11.00%, Due 10/1/2015 ..........................................            800            62
   Cricket Communications, Inc., 9.375%, Due 11/1/2014 ...............          1,285         1,272
   Crown Castle International Corp., 9.00%, Due 1/15/2015 ............          1,640         1,673
   CSC Holdings, Inc.,
      8.50%, Due 4/15/2014 ++ ........................................            400           408
      7.625%, Due 7/15/2018 ..........................................            400           384
      8.625%, Due 2/15/2019 ++ .......................................            525           529
   Dex Media, Inc.,
      9.875%, Due 8/15/2013 # ........................................            970           276
      8.00%, Due 11/15/2013 # ........................................          1,100           132
      9.00%, Due 11/15/2013 # ss. ....................................            400            48
   Digicel Group Ltd.,
      8.875%, Due 1/15/2015 ++ .......................................          1,000           725
      9.125%, Due 1/15/2015 ++ .......................................          1,550         1,054
   DirecTV Holdings LLC, 7.625%, Due 5/15/2016 .......................            600           594
   DISH DBS Corp.,
      7.00%, Due 10/1/2013 ...........................................            790           754
      7.125%, Due 2/1/2016 ...........................................          1,300         1,215
   Frontier Communications Corp.,
      8.25%, Due 5/1/2014 ............................................            510           501
      9.00%, Due 8/15/2031 ...........................................            830           660
   HSN, Inc., 11.25%, Due 8/1/2016 ++ ................................            650           475
   Idearc, Inc., 8.00%, Due 11/15/2016 # .............................          2,214            36
   Intelsat Corp., 9.25%, Due 8/15/2014 ++ ...........................            750           728
   Intelsat Jackson Holdings Ltd., 11.25%, Due 6/15/2016 .............            700           716
   Intelsat Subsidiary Holding Co. Ltd., 8.50%, Due 4/15/2013 ++ .....            900           891
   iPCS, Inc., 3.295%, Due 5/1/2013 ss. ..............................            315           255


                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   L-3 Communications Corp.,
      6.125%, Due 7/15/2013 ..........................................   $        200   $       192
      6.375%, Due 10/15/2015 .........................................            200           189
   Lamar Media Corp.,
      7.25%, Due 1/1/2013 ............................................            900           806
      9.75%, Due 4/1/2014 ++ .........................................            200           201
   Liberty Media LLC, 5.70%, Due 5/15/2013 ...........................          1,000           840
   LIN Television Corp., 6.50%, Due 5/15/2013 ........................          1,000           580
   Mediacom LLC, 9.50%, Due 1/15/2013 ................................            830           813
   MetroPCS Wireless, Inc.,
      9.25%, Due 11/1/2014 ...........................................          1,000         1,001
      9.25%, Due 11/1/2014 ++ ........................................            200           199
   Nortel Networks Ltd., 10.75%, Due 7/15/2016 ++ ....................            800           212
   Quebecor Media, Inc., 7.75%, Due 3/15/2016 ........................          1,300         1,086
   Qwest Communications International, Inc., 7.50%, Due 2/15/2014 ....            800           742
   Qwest Corp.,
      4.57%, Due 6/15/2013 ss. .......................................            460           416
      8.375%, Due 5/1/2016 ++ ........................................            975           970
      6.875%, Due 9/15/2033 ..........................................            590           417
   Radio One, Inc., 6.375%, Due 2/15/2013 ............................            800           145
   Sprint Capital Corp.,
      7.625%, Due 1/30/2011 ..........................................            250           241
      8.75%, Due 3/15/2032 ...........................................          1,525         1,159
   Telesat Canada, 12.50%, Due 11/1/2017 ++ ..........................            825           685
   Tim Hellas Telecommunications, 6.881%, Due 1/15/2015 ++ Ss. .......            500           110
   Time Warner Telecom Holdings, Inc., 9.25%, Due 2/15/2014 ..........            650           652
   Univision Communications, Inc.,
      7.85%, Due 7/15/2011 ...........................................            430           349
      9.75%, Due 3/15/2015 ++ ........................................          1,900           295
   VIP Finance Ireland Ltd., 9.125%, Due 4/30/2018 ++ ................            370           264
   Virgin Media Finance PLC, 8.75%, Due 4/15/2014 ....................            875           866
   Visant Holding Corp., 8.75%, Due 12/1/2013 ........................            325           299
                                                                                        -----------
                                                                                             30,281
                                                                                        -----------
CONSTRUCTION & ENGINEERING - 0.26%
   KB Home, 6.25%, Due 6/15/2015 .....................................            500           428
                                                                                        -----------
CONSUMER DISCRETIONARY - 4.01%
   Carrols Corp., 9.00%, Due 1/15/2013 ...............................            562           520
   Dollar General Corp., 10.625%, Due 7/15/2015 ......................          1,000         1,040
   Education Management LLC, 10.25%, Due 6/1/2016 ....................          1,160         1,113
   Jostens Holding Corp., 10.25%, Due 12/1/2013 Ss. ..................            150           142
   Jostens IH Corp., 7.625%, Due 10/1/2012 ...........................            900           873
   Meritage Homes Corp., 6.25%, Due 3/15/2015 ........................            475           347
   Michaels Stores, Inc., 10.00%, Due 11/1/2014 ......................          1,000           605
   Neiman Marcus Group, Inc., 9.00%, Due 10/15/2015 ..................            420           231

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   NPC International, Inc., 9.50%, Due 5/1/2014 ......................   $        200   $       179
   Ryland Group, Inc., 8.40%, Due 5/15/2017 ..........................            575           563
   Saks, Inc., 9.875%, Due 10/1/2011 .................................            280           263
   Staples, Inc., 9.75%, Due 1/15/2014 ...............................            275           302
   Ticketmaster Entertainment, Inc., 10.75%, Due 8/1/2016 ++ .........            690           471
                                                                                        -----------
                                                                                              6,649
                                                                                        -----------
CONSUMER STAPLES - 5.52%
   Altria Group, Inc.,
      9.70%, Due 11/10/2018 ..........................................            230           269
      9.25%, Due 8/6/2019 ............................................            500           572
   CRC Health Corp., 10.75%, Due 2/1/2016 ............................          1,115           758
   Dean Foods Co., 7.00%, Due 6/1/2016 ...............................          1,000           975
   Dole Food Co, Inc., 13.875%, Due 3/15/2014 ++ .....................            900           947
   Ingles Markets, Inc., 8.875%, Due 5/15/2017 ++ ....................            300           290
   Jarden Corp.,
      8.00%, Due 5/1/2016 ............................................            615           600
      7.50%, Due 5/1/2017 ............................................          1,000           885
   JBS USA LLC, 11.625%, Due 5/1/2014 ++ .............................          1,600         1,520
   Pinnacle Foods Finance LLC, 10.625%, Due 4/1/2017 .................          1,125           844
   Prestige Brands, Inc., 9.25%, Due 4/15/2012 .......................            280           274
   Reable Therapeutics, 11.75%, Due 11/15/2014 .......................            550           355
   Smithfield Foods, Inc., 7.75%, Due 5/15/2013 ......................            400           282
   SUPERVALU, Inc., 8.00%, Due 5/1/2016 ..............................            600           582
                                                                                        -----------
                                                                                              9,153
                                                                                        -----------
ENERGY - 14.19%
   Chesapeake Energy Corp.,
      9.50%, Due 2/15/2015 ...........................................            590           596
      6.625%, Due 1/15/2016 ++ .......................................          1,600         1,424
   Cie Generale de Geophysique-Veritas, 7.50%, Due 5/15/2015 .........          1,100           924
   Compton Petroleum Finance Corp., 7.625%, Due 12/1/2013 ............            750           287
   Copano Energy LLC,
      8.125%, Due 3/1/2016 ...........................................            800           728
      7.75%, Due 6/1/2018 ++ .........................................            200           175
   Dynegy Holdings, Inc., 8.375%, Due 5/1/2016 .......................          1,200           960
   El Paso Corp.,
      12.00%, Due 12/12/2013 .........................................            700           756
      8.25%, Due 2/15/2016 ...........................................            500           488
   Forest Oil Corp., 8.50%, Due 2/15/2014 ++ .........................            420           407
   Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016 ++ .......            500           355
   Intergen NV, 9.00%, Due 6/30/2017 ++ ..............................          1,000           950
   Linn Energy LLC, 9.875%, Due 7/1/2018 ++ ..........................          1,280         1,152
   Mariner Energy, Inc., 7.50%, Due 4/15/2013 ........................          1,000           810
   MarkWest Energy Partners LP,
      6.875%, Due 11/1/2014 ..........................................            700           574
      8.75%, Due 4/15/2018 ...........................................            675           560

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   Mirant Americas Generation LLC, 8.30%, Due 5/1/2011 ...............   $        325   $       325
   Mirant North America LLC, 7.375%, Due 12/31/2013 ..................          1,000           962
   NRG Energy, Inc.,
      7.25%, Due 2/1/2014 ............................................          1,300         1,254
      7.375%, Due 2/1/2016 ...........................................            600           577
   OPTI Canada, Inc., 8.25%, Due 12/15/2014 ..........................            775           426
   Peabody Energy Corp.,
      6.875%, Due 3/15/2013 ..........................................            700           686
      7.375%, Due 11/1/2016 ..........................................            300           293
   PetroHawk Energy Corp.,
      9.125%, Due 7/15/2013 ..........................................          1,200         1,176
      10.50%, Due 8/1/2014 ++ ........................................            900           904
   Plains Exploration & Production Co.,
      10.00%, Due 3/1/2016 ...........................................            420           410
      7.625%, Due 6/1/2018 ...........................................          1,000           868
   Quicksilver Resources, Inc., 8.25%, Due 8/1/2015 ..................          1,000           815
   Regency Energy Partners LP, 8.375%, Due 12/15/2013 ................            402           376
   SandRidge Energy, Inc., 8.00%, Due 6/1/2018 ++ ....................          1,000           875
   Seitel, Inc., 9.75%, Due 2/15/2014 ................................            550           270
   Tennessee Gas Pipeline Co., 8.00%, Due 2/1/2016 ++ ................            140           143
   Tesoro Corp., 6.50%, Due 6/1/2017 .................................          1,000           813
   Williams Cos., Inc.,
      7.625%, Due 7/15/2019 ..........................................            700           690
      8.75%, Due 1/15/2020 ++ ........................................            125           128
      7.875%, Due 9/1/2021 ...........................................            400           395
                                                                                        -----------
                                                                                             23,532
                                                                                        -----------
FINANCE - 7.83%
   American Real Estate Partners, L.P., 8.125%, Due 6/1/2012 .........            745           663
   E*Trade Financial Corp., 12.50%, Due 11/30/2017 ...................          1,328           661
   Forest City Enterprises, Inc., 7.625%, Due 6/1/2015 ...............            800           384
   Fresenius US Finance II, Inc., 9.00%, Due 7/15/2015 ++ ............            700           742
   Galaxy Entertainment Finance Co. Ltd., 9.875%, Due 12/15/2012 ++ ..          1,000           780
   Hawker Beechcraft Acquisition Co. LLC, 9.75%, Due 4/1/2017 ........            775           190
   Hexion US Finance Corp., 9.75%, Due 11/15/2014 ....................            660           254
   HUB International Holdings, Inc., 10.25%, Due 6/15/2015 ++ ........            755           423
   Hughes Network Systems LLC, 9.50%, Due 4/15/2014 ..................            850           795
   International Lease Finance Corp.,
      4.375%, Due 11/1/2009 ..........................................            405           385
      5.75%, Due 6/15/2011 ...........................................            250           191
   JP Morgan Chase & Co., 7.90%, Due 12/31/2049 ......................          1,000           761
   KAR Holdings, Inc., 10.00%, Due 5/1/2015 ..........................            975           565
   LaBranche & Co., Inc., 11.00%, Due 5/15/2012 ......................            600           546
   Lehman Brothers Holdings, Inc., 6.20%, Due 9/26/2014 ..............            900           128
   Liberty Mutual Group, Inc., 10.75%, Due 6/15/2058 ++ ..............            500           275

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   Merrill Lynch & Co., Inc.,
      6.40%, Due 8/28/2017 ...........................................   $        200   $       163
      6.875%, Due 4/25/2018 ..........................................            500           421
   Nationwide Life Global Funding I, 1.42%, Due 12/14/2010 ++ ss.  ...            325           297
   Nuveen Investments, Inc., 5.00%, Due 9/15/2010 ....................            825           670
   Petroplus Finance Ltd., 6.75%, Due 5/1/2014 ++ ....................          1,000           825
   Rainbow National Services LLC, 10.375%, Due 9/1/2014 ++ ...........            525           546
   Realogy Corp., 10.50%, Due 4/15/2014 ..............................            900           297
   Rouse Company, 8.00%, Due 4/30/2009 ...............................            700           355
   USI Holdings Corp., 5.113%, Due 11/15/2014 ++ ss. .................            920           442
   Wachovia Capital Trust III, 5.80%, Due 3/15/2042 ..................            500           232
   Washington Mutual, Inc., 7.25%, Due 11/1/2017 .....................            485           234
   Wells Fargo Capital XIII, 7.70%, Due 12/29/2049 ...................            400           256
   Wells Fargo Capital XV, 9.75%, Due 12/29/2049 .....................            600           510
                                                                                        -----------
                                                                                             12,991
                                                                                        -----------
FOOD PRODUCTS - 0.37%
   Tyson Foods, Inc., 10.50%, Due 3/1/2014 ++ ........................            585           611
                                                                                        -----------
HEALTH CARE - 8.33%
   Community Health Systems, Inc., 8.875%, Due 7/15/2015 .............          1,000           995
   DaVita, Inc., 7.25%, Due 3/15/2015 ................................          1,000           977
   Fresenius Medical Care Capital Trust IV, 7.875%, Due 6/15/2011 ....            900           918
   HCA, Inc.,
      9.125%, Due 11/15/2014 ++ ......................................          2,300         2,277
      6.50%, Due 2/15/2016 ...........................................            300           231
      9.625%, Due 11/15/2016 # .......................................            700           649
      8.50%, Due 4/15/2019 ++ ........................................            700           704
   Health Net, Inc., 6.375%, Due 6/1/2017 ............................            625           438
   HealthSouth Corp., 8.323%, Due 6/15/2014 ss. ......................            925           837
   Tenet Healthcare Corp.,
      9.875%, Due 7/1/2014 ...........................................            800           744
      10.00%, Due 5/1/2018 ++ ........................................            400           416
   United Surgical Partners International, Inc., 9.25%, Due
      5/1/2017 .......................................................          1,000           745
   Universal Hospital Services, Inc., 5.943%, Due 6/1/2015
      ss. ............................................................            975           748
   US Oncology, Inc.,
      6.904%, Due 3/15/2012 ss. ......................................          1,005           603
      10.75%, Due 8/15/2014 ..........................................            705           654
   Vanguard Health Holding Co. I LLC, Zero Coupon, Due
      10/1/2015 ss. ..................................................          1,050           935
   Vanguard Health Holding Co. II LLC, 9.00%, Due 10/1/2014 ..........          1,000           953
                                                                                        -----------
                                                                                             13,824
                                                                                        -----------
HOTELS, RESTAURANTS & LEISURE - 1.83%
   Denny's Holdings, Inc., 10.00%, Due 10/1/2012 .....................            655           611
   Host Hotels & Resorts LP, 6.875%, Due 11/1/2014 ...................            300           274
   Host Marriott LP, 7.125%, Due 11/1/2013 ...........................            700           658
   Royal Caribbean Cruises Ltd., 7.25%, Due 3/15/2018 ................          1,000           635

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   Starwood Hotels & Resorts Worldwide, Inc., 6.75%, Due 5/15/2018 ...   $      1,000   $       855
                                                                                        -----------
                                                                                              3,033
                                                                                        -----------
INDUSTRIALS - 9.86%
   AEP Industries, Inc., 7.875%, Due 3/15/2013 .......................            565           390
   Allied Waste North America, Inc.,
      7.25%, Due 3/15/2015 ...........................................            450           441
      7.125%, Due 5/15/2016 ..........................................            425           416
      6.875%, Due 6/1/2017 ...........................................            300           291
   Biomet, Inc., 10.375%, Due 10/15/2017 .............................          1,200         1,155
   Bowater, Inc., 9.00%, Due 8/1/2009 # ..............................            625            77
   Case New Holland, Inc., 7.125%, Due 3/1/2014 ......................            900           787
   Casella Waste Systems, Inc., 9.75%, Due 2/1/2013 ..................            850           739
   Celestica, Inc., 7.625%, Due 7/1/2013 .............................            300           285
   CEVA Group plc, 10.00%, Due 9/1/2014 ++ ...........................            800           396
   Crown Americas LLC, 7.75%, Due 11/15/2015 .........................          1,000         1,015
   Freescale Semiconductor, Inc., 8.875%, Due 12/15/2014 .............          2,650           901
   Goodyear Tire & Rubber Co., 6.318%, Due 12/1/2009 ss. .............          1,105         1,090
   Intertape Polymer US, Inc., 8.50%, Due 8/1/2014 ...................          1,100           445
   Johnsondiversey Holdings, Inc., 10.67%, Due 5/15/2013 ss. .........            800           636
   K Hovnanian Enterprises, Inc., 11.50%, Due 5/1/2013 ...............            612           526
   Kansas City Southern de Mexico S.A. de C.V., 12.50%, Due
      4/1/2016 ++ ....................................................            300           290
   Masco Corp., 1.631%, Due 3/12/2010 ss. ............................            260           248
   NewPage Corp., 10.00%, Due 5/1/2012 ...............................          1,000           470
   Novelis, Inc., 7.25%, Due 2/15/2015 ...............................          1,000           520
   Owens-Brockway Glass Container, Inc., 6.75%, Due 12/1/2014 ........            700           681
   Owens-Illinois, Inc., 7.80%, Due 5/15/2018 ........................            300           292
   RBS Global, Inc., 9.50%, Due 8/1/2014 .............................          1,000           817
   Sanmina-SCI Corp., 8.125%, Due 3/1/2016 ...........................          1,000           505
   Service Corp International, 7.00%, Due 6/15/2017 ..................            405           363
   Smurfit Kappa Funding plc, 7.75%, Due 4/1/2015 ....................            100            59
   Smurfit-Stone Container Enterprises, Inc., 8.375%, Due
      7/1/2012 # .....................................................            750           158
   Solo Cup Co., 8.50%, Due 2/15/2014 ................................            775           651
   Stallion Oilfield Services, 9.75%, Due 2/1/2015 ++ ................            500            98
   TFM S.A.B. de C.V., 9.375%, Due 5/1/2012 ..........................          1,000           915
   WCA Waste Corp., 9.25%, Due 6/15/2014 .............................            850           689
                                                                                        -----------
                                                                                             16,346
                                                                                        -----------
MATERIALS - 4.80%
   Freeport-McMoRan Copper & Gold, Inc., 8.375%, Due 4/1/2017 ........          2,045         2,004
   Georgia-Pacific LLC, 9.50%, Due 12/1/2011 .........................            600           610
   Huntsman International LLC,
      7.875%, Due 11/15/2014 .........................................          1,000           660
      7.375%, Due 1/1/2015 ...........................................            575           374
   Ineos Group Holdings plc, 8.50%, Due 2/15/2016 ++ .................          1,100           165
   MacDermid, Inc., 9.50%, Due 4/15/2017 ++ ..........................          2,200         1,089
   Nalco Co., 8.875%, Due 11/15/2013 .................................          1,000         1,005

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   Newark Group, Inc., 9.75%, Due 3/15/2014 # ........................   $      2,200   $        22
   Norske Skogindustrier ASA,
      8.625%, Due 6/15/2011 ..........................................          1,100           611
      6.125%, Due 10/15/2015 ++ ......................................            750           394
   Sappi Papier Holding AG, 7.50%, Due 6/15/2032 ++ ..................            825           311
   Steel Dynamics, Inc., 8.25%, Due 4/15/2016 ++ .....................            750           593
   Tube City IMS Corp., 9.75%, Due 2/1/2015 ..........................            500           120
                                                                                        -----------
                                                                                              7,958
                                                                                        -----------
MEDIA - 0.36%
   WMG Holdings Corp., Zero Coupon, Due 12/15/2014 ss. ...............          1,300           598
                                                                                        -----------
SERVICES - 1.22%
   ARAMARK Corp.,
      4.67%, Due 2/1/2015 ss. ........................................          1,345         1,076
      8.50%, Due 2/1/2015 ............................................          1,000           955
                                                                                        -----------
                                                                                              2,031
                                                                                        -----------
TECHNOLOGY - 3.29%
   First Data Corp., 9.875%, Due 9/24/2015 ...........................          2,130         1,472
   Jabil Circuit, Inc., 8.25%, Due 3/15/2018 .........................            930           767
   Seagate Technology International, 10.00%, Due 5/1/2014 ++ .........            800           788
   STATS ChipPAC Ltd., 7.50%, Due 7/19/2010 ..........................            575           535
   SunGard Data Systems, Inc.,
      9.125%, Due 8/15/2013 ..........................................            300           286
      10.25%, Due 8/15/2015 ..........................................          1,850         1,610
                                                                                        -----------
                                                                                              5,458
                                                                                        -----------
TELECOMMUNICATION SERVICES - 2.10%
   Inmarsat Finance II plc, 10.375%, Due 11/15/2012 ss. ..............          1,800         1,845
   Millicom International Cellular S.A., 10.00%, Due 12/1/2013 .......            600           600
   Wind Acquisition Finance S.A., 10.75%, Due 12/1/2015 ++ ...........          1,000         1,040
                                                                                        -----------
                                                                                              3,485
                                                                                        -----------
UTILITIES - 3.33%
   AES Corp.,
      9.375%, Due 9/15/2010 ..........................................            292           293
      8.75%, Due 5/15/2013 ++ ........................................            315           318
      9.75%, Due 4/15/2016 ++ ........................................          1,025         1,015
      8.00%, Due 10/15/2017 ..........................................            900           823
   Edison Mission Energy, 7.00%, Due 5/15/2017 .......................            700           529
   Elwood Energy LLC, 8.159%, Due 7/5/2026 ...........................            501           395
   Energy Future Holdings Corp., 10.875%, Due 11/1/2017 ..............            150           102
   Orion Power Holdings, Inc., 12.00%, Due 5/1/2010 ..................            235           246
   Texas Competitive Electric Holdings Co. LLC, 10.25%, Due 11/1/2015           3,165         1,796
                                                                                        -----------
                                                                                              5,517
                                                                                        -----------
   TOTAL CORPORATE OBLIGATIONS .......................................                      156,609
                                                                                        -----------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
CONVERTIBLE OBLIGATIONS - 0.38%
ENERGY - 0.19%
   International Coal Group, Inc., 9.00%, Due 8/1/2012 ...............   $        495   $       309
                                                                                        -----------
INDUSTRIALS - 0.19%
   Horizon Lines, Inc., 4.25%, Due 8/15/2012 .........................            625           323
                                                                                        -----------
   TOTAL CONVERTIBLE OBLIGATIONS .....................................                          632
                                                                                        -----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.23%
   Crown Castle Towers LLC, 5.772%, Due 11/15/2036 ++ ................            225           203
   Global Signal Trust, 6.495%, Due 2/15/2036 ++ .....................            175           181
                                                                                        -----------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ......................                          384
                                                                                        -----------

                                                                            SHARES
                                                                         ------------
SHORT TERM INVESTMENTS - 5.69%
   Columbia Government Reserve Fund ..................................      9,442,724         9,443
                                                                                        -----------
TOTAL INVESTMENTS - 100.81% (COST $196,597) ..........................                  $   167,209
LIABILITIES, NET OF OTHER ASSETS - (0.81%) ...........................                       (1,350)
                                                                                        -----------
TOTAL NET ASSETS - 100.00% ...........................................                  $   165,859
                                                                                        ===========

     Percentages are stated as a percent of net assets.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,200 or 23.03% of net assets. The Fund has no right to demand registration of these securities.

#    Non-income producing - Issuer is in default.

ss. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                            SHARES         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
COMMON STOCKS - 2.85%
CONSUMER DISCRETIONARY - 0.24%
   SPECIALTY RETAIL - 0.24%
      NIKE, Inc. .....................................................          3,890   $       204
                                                                                        -----------
CONSUMER STAPLES - 0.21%
   BEVERAGES - 0.21%
      Coca-Cola Co. ..................................................          4,160           179
                                                                                        -----------
ENERGY - 0.74%
   ENERGY EQUIPMENT & SERVICES - 0.74%
      ENSCO International, Inc. ......................................          3,800           108
      Noble Corp. ....................................................         10,150           277
      Transocean Ltd. ## .............................................          3,500           236
                                                                                        -----------
   TOTAL ENERGY ......................................................                          621
                                                                                        -----------
FINANCIALS - 0.41%
   DIVERSIFIED FINANCIALS - 0.41%
      BlackRock, Inc. ................................................            625            92
      T Rowe Price Group, Inc. .......................................          6,500           250
                                                                                        -----------
   TOTAL FINANCIALS ..................................................                          342
                                                                                        -----------
HEALTH CARE - 0.18%
   OPTICAL SUPPLIES - 0.18%
      Alcon, Inc. ....................................................          1,630           150
                                                                                        -----------
INDUSTRIALS - 0.13%
   AEROSPACE & DEFENSE - 0.13%
      United Technologies Corp. ......................................          2,150           105
                                                                                        -----------
INFORMATION TECHNOLOGY - 0.94%
   COMMUNICATIONS EQUIPMENT - 0.56%
      Cisco Systems, Inc. ## .........................................          9,280           179
      QUALCOMM, Inc. .................................................          6,775           287
                                                                                        -----------
                                                                                                466
                                                                                        -----------
   IT CONSULTING & SERVICES - 0.38%
      Accenture Ltd. .................................................         10,970           323
                                                                                        -----------
   TOTAL INFORMATION TECHNOLOGY ......................................                          789
                                                                                        -----------
   TOTAL COMMON STOCKS ...............................................                        2,390
                                                                                        -----------
CONVERTIBLE PREFERRED
STOCKS - 1.40%
CONSUMER STAPLES - 0.53%
   FOOD PRODUCTS - 0.53%
      Bunge Ltd. .....................................................          3,325           443
                                                                                        -----------

                                                                            SHARES         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
FINANCIALS - 0.32%
   DIVERSIFIED FINANCIALS - 0.32%
      Bank of America Corp. ..........................................            475   $       274
                                                                                        -----------
INDUSTRIALS - 0.20%
   HOUSEHOLD DURABLES - 0.20%
      Stanley Works ..................................................            255           166
                                                                                        -----------
MATERIALS - 0.35%
   METALS & MINING - 0.35%
      Freeport-McMoRan Copper & Gold, Inc. ...........................          4,360           293
                                                                                        -----------
   TOTAL CONVERTIBLE PREFERRED STOCKS ................................                        1,176
                                                                                        -----------
PREFERRED STOCKS - 1.22%
CONSUMER DISCRETIONARY - 0.36%
   FOOD PRODUCTS - 0.36%
      Archer-Daniels-Midland Co. .....................................          8,850           296
                                                                                        -----------
FINANCIALS - 0.48%
   DIVERSIFIED FINANCIALS - 0.43%
      Citigroup, Inc. ................................................         11,500           364
                                                                                        -----------
   INSURANCE - 0.05%
      American International Group, Inc. .............................          8,100            41
                                                                                        -----------
   TOTAL FINANCIALS ..................................................                          405
                                                                                        -----------
HEALTH CARE - 0.38%
   PHARMACEUTICALS - 0.38%
      Schering-Plough Corp. ..........................................          1,510           319
                                                                                        -----------
   TOTAL PREFERRED STOCKS ............................................                        1,020
                                                                                        -----------

                                                                              PAR
                                                                            AMOUNT
                                                                         ------------
CORPORATE OBLIGATIONS - 31.46%
   AEROSPACE & DEFENSE - 0.31%
      Raytheon Co.,
         5.375%, Due 4/1/2013 ........................................   $        250           260
                                                                                        -----------
   BANKS - 5.38%
      Bank of America Corp.,
         7.80%, Due 9/15/2016 ........................................            600           413
         6.00%, Due 9/1/2017 .........................................            400           335
      Bank of New York Mellon Corp.,
         5.125%, Due 8/27/2013 .......................................            350           363
      Bank One Corp.,
         4.90%, Due 4/30/2015 ........................................            250           224

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      Citigroup, Inc.,
         5.125%, Due 2/14/2011 .......................................   $      1,625   $     1,523
         6.125%, Due 11/21/2017 ......................................            275           227
      ING Bank, NV,
         5.125%, Due 5/1/2015 ++ .....................................            300           264
      JP Morgan Chase & Co.,
         6.00%, Due 1/15/2018 ........................................            250           243
      Wells Fargo & Co.,
         5.25%, Due 10/23/2012 .......................................            660           662
         5.625%, Due 12/11/2017 ......................................            275           256
                                                                                        -----------
                                                                                              4,510
                                                                                        -----------
   BEVERAGES - 0.49%
      Constellation Brands, Inc.,
         7.25%, Due 9/1/2016 .........................................            425           410
                                                                                        -----------
   COMMUNICATIONS - 1.37%
      Comcast Cable Communications Holdings, Inc.,
         8.375%, Due 3/15/2013 .......................................            500           551
      DirecTV Holdings LLC/DirecTV Financing Co.,
         8.375%, Due 3/15/2013 .......................................            300           305
      Time Warner Cable, Inc.,
         5.85%, Due 5/1/2017 .........................................            300           288
                                                                                        -----------
                                                                                              1,144
                                                                                        -----------
   CONSUMER DISCRETIONARY - 1.39%
      JC Penney Corp, Inc.,
         5.75%, Due 2/15/2018 ........................................            150           131
      Royal Caribbean Cruises Ltd.,
         7.50%, Due 10/15/2027 .......................................            500           312
      Wal-Mart Stores, Inc.,
         7.55%, Due 2/15/2030 ........................................            325           375
      Wesco Distribution, Inc.,
         7.50%, Due 10/15/2017 .......................................            450           343
                                                                                        -----------
                                                                                              1,161
                                                                                        -----------
   CONSUMER STAPLES - 0.91%
      Coca-Cola Enterprises, Inc.,
         7.375%, Due 3/3/2014 ........................................            150           171
      Hanesbrands, Inc.,
         5.698%, Due 12/15/2014 # ....................................            440           337
      Kellogg Co.,
         4.25%, Due 3/6/2013 .........................................            250           253
                                                                                        -----------
                                                                                                761
                                                                                        -----------
   ENERGY - 1.28%
      Canadian Natural Resources Ltd.,
         6.25%, Due 3/15/2038 ........................................            325           264

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      ConocoPhillips,
         5.20%, Due 5/15/2018 ........................................   $        325   $       319
      EOG Resources Canada, Inc.,
         4.75%, Due 3/15/2014 ++ .....................................            250           251
      Hornbeck Offshore Services, Inc.,
         6.125%, Due 12/1/2014 .......................................            290           239
                                                                                        -----------
                                                                                              1,073
                                                                                        -----------
   FINANCE - 4.39%
      American General Finance Corp.,
         4.875%, Due 5/15/2010 .......................................            300           199
      General Electric Capital Corp.,
         5.65%, Due 6/9/2014 .........................................            500           497
         5.625%, Due 5/1/2018 ........................................            250           218
      Goldman Sachs Group, Inc.,
         4.75%, Due 7/15/2013 ........................................            250           242
         6.25%, Due 9/1/2017 .........................................            250           236
      HSBC Finance Corp.,
         5.25%, Due 1/14/2011 ........................................          1,300         1,262
      JP Morgan Chase & Co.,
         6.75%, Due 2/1/2011 .........................................            800           830
      Merrill Lynch & Co., Inc.,
         6.11%, Due 1/29/2037 ........................................            325           190
                                                                                        -----------
                                                                                              3,674
                                                                                        -----------
   HEALTH CARE - 0.14%
      Psychiatric Solutions, Inc.,
         7.75%, Due 7/15/2015 ........................................            125           114
                                                                                        -----------
   INDUSTRIALS - 5.35%
      American Honda Finance Corp.,
         4.625%, Due 4/2/2013 ++ .....................................            325           290
      BE Aerospace, Inc.,
         8.50%, Due 7/1/2018 .........................................            325           294
      Burlington Northern Santa Fe Corp.,
         5.75%, Due 3/15/2018 ........................................            325           323
      Canadian National Railway Co.,
         5.55%, Due 5/15/2018 ........................................            250           253
      Caterpillar Financial Services Corp.,
         4.15%, Due 1/15/2010 ........................................            300           304
         4.25%, Due 2/8/2013 .........................................            250           243
      Daimler Finance NA LLC,
         5.875%, Due 3/15/2011 .......................................            250           247
         5.75%, Due 9/8/2011 .........................................            250           246
      Gardner Denver, Inc.,
         8.00%, Due 5/1/2013 .........................................            300           262
      Goodyear Tire & Rubber Co.,
         7.857%, Due 8/15/2011 .......................................            300           279

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
     Honeywell International, Inc.,
         4.25%, Due 3/1/2013 .........................................   $        250   $       260
      Kansas City Southern Railway,
         13.00%, Due 12/15/2013 ......................................            210           223
      NBTY, Inc.,
         7.125%, Due 10/1/2015 .......................................            150           135
      Nissan Motor Acceptance Corp.,
         5.625%, Due 3/14/2011 ++ ....................................            300           273
      Norfolk Southern Corp.,
         5.75%, Due 4/1/2018 .........................................            325           320
      Terex Corp.,
         8.00%, Due 11/15/2017 .......................................            125           103
      Union Pacific Corp.,
         6.50%, Due 4/15/2012 ........................................            250           259
      United Technologies Corp.,
         6.125%, Due 7/15/2038 .......................................            165           164
                                                                                        -----------
                                                                                              4,478
                                                                                        -----------
   INSURANCE - 2.03%
      Aegon Funding Corp.,
         5.75%, Due 12/15/2020 .......................................            350           287
      American International Group, Inc.,
         5.85%, Due 1/16/2018 ........................................            250            84
         6.25%, Due 5/1/2036 .........................................            325           111
      Lincoln National Corp.,
         4.75%, Due 2/15/2014 ........................................            105            67
      MetLife, Inc.,
         6.375%, Due 6/15/2034 .......................................            350           269
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 ++ ....................................            700           681
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 ........................................            250           203
                                                                                        -----------
                                                                                              1,702
                                                                                        -----------
   INTERNET & CATALOG RETAIL - 0.32%
      Expedia, Inc.,
         7.456%, Due 8/15/2018 .......................................            300           271
                                                                                        -----------
   PHARMACEUTICALS - 0.56%
      Bristol-Myers Squibb Co.,
         5.45%, Due 5/1/2018 .........................................            125           128
      GlaxoSmithKline Capital, Inc.,
         5.65%, Due 5/15/2018 ........................................            125           130
      Pfizer, Inc.,
         5.35%, Due 3/15/2015 ........................................            200           215
                                                                                        -----------
                                                                                                473
                                                                                        -----------
   REAL ESTATE - 0.79%
      ProLogis,
         5.50%, Due 4/1/2012 .........................................            250           203

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
         5.625%, Due 11/15/2016 ......................................   $        250   $       168
      Simon Property Group LP,
         5.30%, Due 5/30/2013 ........................................            325           290
                                                                                        -----------
                                                                                                661
                                                                                        -----------
   TECHNOLOGY - 2.74%
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 ........................................            250           266
      Hewlett-Packard Co.,
         4.50%, Due 3/1/2013 .........................................            325           337
      International Business Machines Corp.,
         7.625%, Due 10/15/2018 ......................................            150           178
      Jabil Circuit, Inc.,
         8.25%, Due 3/15/2018 ........................................            325           268
      Lender Processing Services, Inc.,
         8.125%, Due 7/1/2016 ........................................            325           322
      Seagate Technology,
         6.80%, Due 10/1/2016 ........................................            350           252
      SunGard Data Systems, Inc.,
         9.125%, Due 8/15/2013 .......................................            300           286
      Syniverse Technologies, Inc.,
         7.75%, Due 8/15/2013 ........................................            325           276
      Xerox Corp.,
         5.65%, Due 5/15/2013 ........................................            125           113
                                                                                        -----------
                                                                                              2,298
                                                                                        -----------
   TELEPHONE - 2.84%
      America Movil, S.A.B. de C.V.,
         6.375%, Due 3/1/2035 ........................................            325           262
      AT&T Wireless Services, Inc.,
         7.875%, Due 3/1/2011 ........................................            250           271
      AT&T, Inc.,
         5.625%, Due 6/15/2016 .......................................            250           255
         5.50%, Due 2/1/2018 .........................................            400           399
         6.80%, Due 5/15/2036 ........................................            125           121
         6.40%, Due 5/15/2038 ........................................            200           188
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 .........................................            250           249
         6.90%, Due 4/15/2038 ........................................            325           321
      Vodafone Group plc,
         6.15%, Due 2/27/2037 ........................................            325           314
                                                                                        -----------
                                                                                              2,380
                                                                                        -----------
   UTILITIES - 1.17%
      Duke Energy Carolinas LLC,
         5.10%, Due 4/15/2018 ........................................            250           254
      MidAmerican Energy Holdings Co.,
         6.125%, Due 4/1/2036 ........................................            325           282
      Pacific Gas & Electric Co.,
         6.25%, Due 12/1/2013 ........................................            175           190

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      Virginia Electric and Power Co.,
         5.40%, Due 4/30/2018 ........................................   $        250   $       255
                                                                                        -----------
                                                                                                981
                                                                                        -----------
   TOTAL CORPORATE OBLIGATIONS .......................................                       26,351
                                                                                        -----------
CONVERTIBLE OBLIGATIONS - 13.61%
   BASIC MATERIALS - 0.79%
      Newmont Mining Corp.,
         3.00%, Due 2/15/2012 ........................................             50            60
         1.25%, Due 7/15/2014 ........................................            325           364
         1.625%, Due 7/15/2017 .......................................            220           239
                                                                                        -----------
                                                                                                663
                                                                                        -----------
   COMMUNICATIONS - 1.88%
      Anixter International, Inc.,
         1.00%, Due 2/15/2013 ........................................            400           336
      Interpublic Group of Cos., Inc.,
         4.25%, Due 3/15/2023 ........................................            240           216
      Symantec Corp.,
         1.00%, Due 6/15/2013 ........................................            750           806
      VeriSign, Inc.,
         3.25%, Due 8/15/2037 ........................................            300           217
                                                                                        -----------
                                                                                              1,575
                                                                                        -----------
   CONSUMER DISCRETIONARY - 0.93%
      Archer-Daniels-Midland Co.,
         0.875%, Due 2/15/2014 .......................................            280           257
      Best Buy Co., Inc.,
         2.25%, Due 1/15/2022 ........................................            200           199
      BorgWarner, Inc.,
         3.50%, Due 4/15/2012 ........................................             80            92
      GameStop Corp.,
         8.00%, Due 10/1/2012 ........................................            225           228
                                                                                        -----------
                                                                                                776
                                                                                        -----------
   CONSUMER STAPLES - 0.27%
      Kinetic Concepts, Inc.,
         3.25%, Due 4/15/2015 ++ .....................................            310           231
                                                                                        -----------
   ENERGY - 1.07%
      Cameron International Corp.,
         2.50%, Due 6/15/2026 ........................................            190           207
         2.50%, Due 5/15/2037 ........................................            570           413
      Schlumberger Ltd.,
         2.125%, Due 6/1/2023 ........................................             40            55
      SESI LLC,
         1.50%, Due 12/15/2026 .......................................            270           220
                                                                                        -----------
                                                                                                895
                                                                                        -----------

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   FINANCE - 0.68%
      Affiliated Managers Group, Inc.,
         3.95%, Due 8/15/2038 ++ .....................................   $        370   $       295
      Leucadia National Corp.,
         3.75%, Due 4/15/2014 ........................................            250           275
                                                                                        -----------
                                                                                                570
                                                                                        -----------
   HEALTH CARE - 0.78%
      Gilead Sciences, Inc.,
         0.50%, Due 5/1/2011 .........................................            360           455
      Henry Schein, Inc.,
         3.00%, Due 8/15/2034 ........................................            100           108
      Hologic, Inc.,
         2.00%, Due 12/15/2037 .......................................            130            92
                                                                                        -----------
                                                                                                655
                                                                                        -----------
   INDUSTRIAL - 0.07%
      Ingersoll-Rand Co Ltd.,
         4.50%, Due 4/15/2012 ........................................             40            56
                                                                                        -----------
   INDUSTRIALS - 1.53%
      Alliant Techsystems, Inc.,
         2.75%, Due 9/15/2011 ........................................            320           326
      Danaher Corp.,
         Zero Coupon, Due 1/22/2021 ..................................            370           332
      Fisher Scientific International, Inc.,
         3.25%, Due 3/1/2024 .........................................            230           269
      SEACOR Holdings, Inc.,
         2.875%, Due 12/15/2024 ......................................            210           214
      Trinity Industries, Inc.,
         3.875%, Due 6/1/2036 ........................................            250           139
                                                                                        -----------
                                                                                              1,280
                                                                                        -----------
   PHARMACEUTICALS - 2.14%
      Amgen, Inc.,
         0.375%, Due 2/1/2013 ........................................            675           610
      Beckman Coulter, Inc.,
         2.50%, Due 12/15/2036 .......................................            213           215
      Life Technologies Corp.,
         1.50%, Due 2/15/2024 ........................................            246           233
      Mylan, Inc.,
         1.25%, Due 3/15/2012 ........................................            480           424
      Teva Pharmaceutical Finance LLC,
         0.25%, Due 2/1/2026 .........................................            295           308
                                                                                        -----------
                                                                                              1,790
                                                                                        -----------
   TECHNOLOGY - 3.47%
      Apogent Technologies, Inc.,
         0.07%, Due 12/15/2033 # .....................................            100           120

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      CACI International, Inc.,
         2.125%, Due 5/1/2014 ........................................   $        230   $       209
      DST Systems, Inc.,
         4.125%, Due 8/15/2023 .......................................            220           216
      EMC Corp.,
         1.75%, Due 12/1/2013 ........................................            865           889
      Intel Corp.,
         2.95%, Due 12/15/2035 .......................................            255           218
      NetApp, Inc.,
         1.75%, Due 6/1/2013 ++ ......................................            775           689
      Sybase, Inc.,
         1.75%, Due 2/22/2025 ........................................            405           565
                                                                                        -----------
                                                                                              2,906
                                                                                        -----------
   TOTAL CONVERTIBLE OBLIGATIONS .....................................                       11,397
                                                                                        -----------
NON-AGENCY MORTGAGE-BACKED
OBLIGATIONS - 2.91%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 2.91%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 ............................            389           388
         2007-2 A2, 5.634%, Due 4/10/2049 ............................            650           556
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .........................            100            99
         2007-CB19 A4, 5.937%, Due 2/12/2049 .........................            400           285
         2007-CB20 A2, 5.629%, Due 2/12/2051 .........................            650           556
      LB-UBS Commercial Mortgage Trust,
         2004-C1 A4, 5.424%, Due 2/15/2040 ...........................            450           325
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.924%, Due 6/15/2049 ..........................            260           224
                                                                                        -----------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ......................                        2,433
                                                                                        -----------
   ASSET-BACKED SECURITIES - 3.58%
      American Express Credit Account Master Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ..............................          1,300         1,307
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ......................            385           384
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/16/2014 ..........................          1,000           998
      Volkswagen Auto Loan Enhanced Trust,
         2008-2 A4A, 6.24%, Due 7/20/2015 ............................            300           308
                                                                                        -----------
   TOTAL ASSET-BACKED SECURITIES .....................................                        2,997
                                                                                        -----------
U.S. AGENCY MORTGAGE-BACKED
OBLIGATIONS - 23.17%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.81%
         5.00%, Due 2/1/2021 .........................................          1,025         1,064

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
         4.50%, Due 4/1/2021 .........................................   $        986   $     1,014
         5.00%, Due 9/1/2035 .........................................          2,221         2,287
         5.50%, Due 4/1/2037 .........................................            752           779
         5.00%, Due 3/1/2038 .........................................          1,509         1,553
         5.50%, Due 5/1/2038 .........................................          1,465         1,517
                                                                                        -----------
                                                                                              8,214
                                                                                        -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.47%
         6.50%, Due 7/1/2032 .........................................            382           410
         5.50%, Due 6/1/2033 .........................................            875           911
         4.50%, Due 9/1/2034 .........................................            417           425
         5.50%, Due 12/1/2035 ........................................            913           949
         5.00%, Due 2/1/2036 .........................................            750           774
         5.50%, Due 4/1/2036 .........................................          1,398         1,452
         5.50%, Due 2/1/2037 .........................................          1,127         1,169
         6.00%, Due 9/1/2037 .........................................            765           800
         6.00%, Due 1/1/2038 .........................................            999         1,046
                                                                                        -----------
                                                                                              7,936
                                                                                        -----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.89%
         4.201%, Due 8/16/2026 .......................................            468           476
         6.00%, Due 2/15/2033 ........................................            815           852
         5.50%, Due 4/15/2033 ........................................          1,086         1,132
         5.00%, Due 5/15/2033 ........................................            768           797
                                                                                        -----------
                                                                                              3,257
                                                                                        -----------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS .....................                       19,407
                                                                                        -----------
U.S. AGENCY OBLIGATIONS - 1.16%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.16%
         6.25%, Due 7/15/2032 ........................................            800           974
                                                                                        -----------
U.S. TREASURY OBLIGATIONS - 11.36%
         1.375%, Due 3/15/2012 .......................................          2,000         2,004
         4.125%, Due 5/15/2015 .......................................          2,500         2,758
         3.75%, Due 11/15/2018 + .....................................          1,000         1,051
         6.25%, Due 8/15/2023 ........................................          1,500         1,875
         5.25%, Due 11/15/2028 .......................................          1,050         1,211
         4.75%, Due 2/15/2037 ........................................            550           611
                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS ......................................                        9,510
                                                                                        -----------

                                                                            SHARES
                                                                         ------------
SHORT TERM INVESTMENTS - 6.56%
   Columbia Government Reserve Fund ..................................      5,495,956         5,496
                                                                                        -----------
SECURITIES LENDING
COLLATERAL - 1.30%
   American Beacon U.S. Government Money Market Select Fund ss. ......        234,539           234

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                            SHARES         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      State Street Navigator Securities Lending Prime Portfolio ......   $    857,961   $       858
                                                                                        -----------
   TOTAL SECURITIES LENDING COLLATERAL ...............................                        1,092
                                                                                        -----------
TOTAL INVESTMENTS 100.58% - (COST $87,912) ...........................                       84,243
LIABILITIES, NET OF OTHER ASSETS - (0.58%) ...........................                         (488)
                                                                                        -----------
TOTAL NET ASSETS - 100.00% ...........................................                  $    83,755
                                                                                        ===========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at April 30, 2009.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,358 or 4.01% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

ss.  The Fund is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 26.11%
AEROSPACE & DEFENSE - 0.09%
   Raytheon Co., 5.375%, Due 4/1/2013 ................................   $        200   $       208
                                                                                        -----------
BANKS - 3.15%
   Bank of America Corp.,
      7.80%, Due 9/15/2016 ...........................................            500           344
      6.00%, Due 9/1/2017 ............................................            200           167
      5.75%, Due 12/1/2017 ...........................................            960           784
   Bank of New York Mellon Corp.,
      4.95%, Due 11/1/2012 ...........................................            140           145
      5.125%, Due 8/27/2013 ..........................................            250           259
   Bank One Corp.,
      5.90%, Due 11/15/2011 ..........................................            940           954
      4.90%, Due 4/30/2015 + .........................................            200           180
   BP Capital Markets plc, 3.125%, Due 3/10/2012 .....................            520           528
   Citigroup, Inc.,
      5.125%, Due 2/14/2011 ..........................................          1,200         1,124
      6.125%, Due 11/21/2017 .........................................            555           458
   ING Bank, NV, 5.125%, Due 5/1/2015 ++ .............................            250           220
   JP Morgan Chase & Co.,
      6.75%, Due 2/1/2011 ............................................            625           648
      6.00%, Due 1/15/2018 ...........................................            250           243
   Wachovia Corp., 5.70%, Due 8/1/2013 ...............................            100            98
   Washington Mutual Finance Corp., 6.875%, Due 5/15/2011 ............            230           210
   Wells Fargo & Co.,
      5.25%, Due 10/23/2012 ..........................................            500           502
      5.625%, Due 12/11/2017 .........................................            200           186
                                                                                        -----------
                                                                                              7,050
                                                                                        -----------
BASIC MATERIALS - 0.43%
   ArcelorMittal, 6.125%, Due 6/1/2018 ...............................            340           274
   EI Du Pont de Nemours & Co., 5.875%, Due 1/15/2014 ................            395           421
   Lubrizol Corp., 8.875%, Due 2/1/2019 ..............................            255           277
                                                                                        -----------
                                                                                                972
                                                                                        -----------
COMMUNICATIONS - 2.33%
   Alltel Corp., 7.00%, Due 7/1/2012 .................................            215           227
   British Telecommunications plc, 8.625%, Due 12/15/2010 # ..........            645           674
   Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013             650           717
   Comcast Corp.,
      5.30%, Due 1/15/2014 ...........................................            555           560
      5.875%, Due 2/15/2018 ..........................................            235           233
   Nokia Corp., 5.375%, Due 5/15/2019 ................................            650           644
   Rogers Communications, Inc., 6.80%, Due 8/15/2018 .................            250           262
   Time Warner Cable, Inc.,
      8.25%, Due 2/14/2014 ...........................................            330           362

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      5.85%, Due 5/1/2017 ............................................   $        730   $       702
   Verizon Wireless Capital, LLC, 8.50%, Due 11/15/2018 ++ ...........            700           838
                                                                                        -----------
                                                                                              5,219
                                                                                        -----------
CONSUMER DISCRETIONARY - 0.76%
   Best Buy Co., Inc., 6.75%, Due 7/15/2013 ..........................            240           237
   Lowe's Companies, Inc.,
      5.50%, Due 10/15/2035 ..........................................            300           245
      6.65%, Due 9/15/2037 ...........................................            130           130
   Walgreen Co., 5.25%, Due 1/15/2019 ................................            275           274
   Wal-Mart Stores, Inc.,
      7.55%, Due 2/15/2030 ...........................................            250           288
      6.20%, Due 4/15/2038 ...........................................            495           515
                                                                                        -----------
                                                                                              1,689
                                                                                        -----------
CONSUMER STAPLES - 0.96%
   Altria Group, Inc., 9.70%, Due 11/10/2018 .........................            375           438
   Archer-Daniels-Midland Co., 6.45%, Due 1/15/2038 ..................            140           142
   Coca-Cola Enterprises, Inc., 7.375%, Due 3/3/2014 .................            175           200
   Dr Pepper Snapple Group, Inc., 6.82%, Due 5/1/2018 ................            140           136
   Kellogg Co., 4.25%, Due 3/6/2013 ..................................            250           253
   Kraft Foods, Inc.,
      6.75%, Due 2/19/2014 ...........................................            250           273
      6.50%, Due 8/11/2017 ...........................................            290           301
   Kroger Co., 7.50%, Due 1/15/2014 ..................................            220           245
   Safeway, Inc., 6.25%, Due 3/15/2014 ...............................            140           149
                                                                                        -----------
                                                                                              2,137
                                                                                        -----------
ENERGY - 1.83%
   Cameron International Corp., 6.375%, Due 7/15/2018 ................            125           110
   Canadian Natural Resources Ltd.,
      6.70%, Due 7/15/2011 ...........................................            400           415
      6.25%, Due 3/15/2038 ...........................................            250           203
   ConocoPhillips,
      5.20%, Due 5/15/2018 ...........................................            250           245
      5.75%, Due 2/1/2019 ............................................            380           388
   Consolidated Natural Gas Co., 6.00%, Due 10/15/2010 ...............            175           181
   Energy Transfer Partners LP,
      8.50%, Due 4/15/2014 ...........................................            340           367
      9.00%, Due 4/15/2019 ...........................................            300           327
   EOG Resources Canada, Inc., 4.75%, Due 3/15/2014 ++ ...............            200           201
   Marathon Oil Corp., 6.00%, Due 10/1/2017 ..........................            275           262
   Shell International Finance BV, 6.375%, Due 12/15/2038 ............            450           479
   TransCanada Pipelines Ltd., 7.625%, Due 1/15/2039 .................            520           569
   Valero Energy Corp.,
      9.375%, Due 3/15/2019 ..........................................            170           190
      6.625%, Due 6/15/2037 ..........................................            205           162
                                                                                        -----------
                                                                                              4,099
                                                                                        -----------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
FINANCE - 3.55%
   American Express Co., 8.15%, Due 3/19/2038 ........................   $        325   $       308
   American Express Credit Corp., 5.875%, Due 5/2/2013 ...............            495           488
   American General Finance Corp.,
      4.875%, Due 5/15/2010 ..........................................            200           133
      4.00%, Due 3/15/2011 ...........................................            430           218
   Ameriprise Financial, Inc., 5.35%, Due 11/15/2010 .................            930           917
   Bear Stearns Cos., Inc.,
      6.40%, Due 10/2/2017 ...........................................            605           589
      7.25%, Due 2/1/2018 ............................................            270           276
   CIT Group, Inc., 4.75%, Due 12/15/2010 ............................            265           196
   CME Group, Inc., 5.40%, Due 8/1/2013 ..............................            370           383
   Countrywide Home Loans, Inc., 4.00%, Due 3/22/2011 ................             70            66
   General Electric Capital Corp.,
      4.375%, Due 3/3/2012 ...........................................            350           342
      5.65%, Due 6/9/2014 ............................................            450           447
      5.625%, Due 5/1/2018 ...........................................            250           218
      6.875%, Due 1/10/2039 ..........................................            370           290
   Goldman Sachs Group, Inc.,
      4.75%, Due 7/15/2013 ...........................................            300           291
      6.25%, Due 9/1/2017 ............................................            200           189
      5.95%, Due 1/18/2018 ...........................................            215           199
      6.75%, Due 10/1/2037 ...........................................            245           187
   HSBC Finance Corp., 5.25%, Due 1/14/2011 ..........................          1,000           970
   International Lease Finance Corp., 5.75%, Due 6/15/2011 ...........            240           183
   Merrill Lynch & Co., Inc.,
      5.45%, Due 2/5/2013 ............................................            145           127
      6.875%, Due 4/25/2018 ..........................................            305           257
      6.11%, Due 1/29/2037 ...........................................            250           146
   Novartis Capital Corp., 4.125%, Due 2/10/2014 .....................            395           409
   SLM Corp., 5.375%, Due 1/15/2013 ..................................            170           114
                                                                                        -----------
                                                                                              7,943
                                                                                        -----------
HEALTH CARE - 0.71%
   Amgen, Inc., 6.40%, Due 2/1/2039 ..................................            445           448
   Covidien International Finance SA, 5.45%, Due 10/15/2012 ..........            120           124
   UnitedHealth Group, Inc., 5.25%, Due 3/15/2011 ....................          1,010         1,026
                                                                                        -----------
                                                                                              1,598
                                                                                        -----------
INDUSTRIALS - 3.11%
   American Honda Finance Corp., 4.625%, Due 4/2/2013 ++ .............            250           223
   Burlington Northern Santa Fe Corp., 5.75%, Due 3/15/2018 ..........            250           249
   Canadian National Railway Co.,
      5.55%, Due 5/15/2018 ...........................................            250           253
      5.55%, Due 3/1/2019 ............................................            165           168
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 ...........................................            200           203

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   Caterpillar Financial Services Corp.,
      4.85%, Due 12/7/2012 ...........................................   $        195   $       194
      4.25%, Due 2/8/2013 ............................................            250           243
   CRH America, Inc., 6.00%, Due 9/30/2016 ...........................            370           289
   Daimler Finance NA LLC,
      5.875%, Due 3/15/2011 ..........................................            300           297
      5.75%, Due 9/8/2011 ............................................            200           197
   Eaton Corp., 5.60%, Due 5/15/2018 .................................            195           182
   Home Depot, Inc., 5.20%, Due 3/1/2011 .............................            485           494
   Honeywell International, Inc., 4.25%, Due 3/1/2013 ................            250           260
   ITT Corp., 4.90%, Due 5/1/2014 ....................................            940           953
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 ..........................................            675           683
      5.40%, Due 10/17/2011 ..........................................            480           498
   Koninklijke Philips Electronics NV, 5.75%, Due 3/11/2018 ..........            165           165
   Nissan Motor Acceptance Corp., 5.625%, Due 3/14/2011 ++ ...........            200           182
   Norfolk Southern Corp., 5.75%, Due 4/1/2018 .......................            250           246
   Tyco Electronics Group SA, 6.55%, Due 10/1/2017 ...................            225           173
   Tyco International Finance SA, 8.50%, Due 1/15/2019 ...............            185           198
   Union Pacific Corp., 6.50%, Due 4/15/2012 .........................            200           207
   United Technologies Corp., 6.125%, Due 7/15/2038 ..................            125           124
   Waste Management, Inc., 7.375%, Due 3/11/2019 .....................            270           274
                                                                                        -----------
                                                                                              6,955
                                                                                        -----------
INSURANCE - 1.13%
   Aegon Funding Corp., 5.75%, Due 12/15/2020 ........................            200           164
   American International Group, Inc.,
      5.85%, Due 1/16/2018 ...........................................            200            67
      6.25%, Due 5/1/2036 ............................................            250            85
   John Hancock Global Funding II, 7.90%, Due 7/2/2010 ++ ............            700           716
   Lincoln National Corp., 4.75%, Due 2/15/2014 ......................             50            32
   MetLife, Inc.,
      5.375%, Due 12/15/2012 .........................................            240           228
      6.375%, Due 6/15/2034 ..........................................            200           154
   Metropolitan Life Global Funding I, 4.625%, Due 8/19/2010 ++ ......            500           486
   Prudential Financial, Inc.,
      4.50%, Due 7/15/2013 ...........................................            200           163
      5.10%, Due 9/20/2014 ...........................................            280           222
   Willis North America, Inc., 6.20%, Due 3/28/2017 ..................            280           203
                                                                                        -----------
                                                                                              2,520
                                                                                        -----------
PHARMACEUTICALS - 1.36%
   Bristol-Myers Squibb Co., 5.45%, Due 5/1/2018 .....................            125           128
   GlaxoSmithKline Capital, Inc.,
      5.65%, Due 5/15/2018 ...........................................            125           130
      6.375%, Due 5/15/2038 ..........................................            325           335
   Hospira, Inc., 6.05%, Due 3/30/2017 ...............................            205           184

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   Pfizer, Inc.,
      4.45%, Due 3/15/2012 ...........................................   $        845   $       888
      5.35%, Due 3/15/2015 ...........................................            380           408
   Wyeth Corp., 5.50%, Due 2/1/2014 ..................................            900           966
                                                                                        -----------
                                                                                              3,039
                                                                                        -----------
REAL ESTATE - 0.55%
   Equity Residential, 5.125%, Due 3/15/2016 .........................            380           313
   ProLogis,
      5.50%, Due 4/1/2012 ............................................            300           244
      5.625%, Due 11/15/2016 .........................................            200           134
   Simon Property Group LP,
      5.30%, Due 5/30/2013 ...........................................            250           223
      5.75%, Due 12/1/2015 ...........................................            370           304
                                                                                        -----------
                                                                                              1,218
                                                                                        -----------
TECHNOLOGY - 1.91%
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 .........................            200           213
   Computer Sciences Corp.,
      5.50%, Due 3/15/2013 ...........................................            220           218
      6.50%, Due 3/15/2018 ...........................................            505           493
   Hewlett-Packard Co.,
      4.25%, Due 2/24/2012 ...........................................            625           648
      4.50%, Due 3/1/2013 ............................................            250           259
      6.125%, Due 3/1/2014 ...........................................            510           561
   International Business Machines Corp., 7.625%, Due 10/15/2018 .....            750           889
   United Technologies Corp., 6.125%, Due 2/1/2019 ...................            820           883
   Xerox Corp., 5.65%, Due 5/15/2013 .................................            125           113
                                                                                        -----------
                                                                                              4,277
                                                                                        -----------
TELEPHONE - 1.95%
   America Movil, S.A.B. de C.V., 6.375%, Due 3/1/2035 ...............            250           202
   AT&T Wireless Services, Inc.,
      7.875%, Due 3/1/2011 ...........................................            200           217
      8.75%, Due 3/1/2031 ............................................            435           498
   AT&T, Inc.,
      5.10%, Due 9/15/2014 ...........................................          1,155         1,200
      5.625%, Due 6/15/2016 ..........................................            200           204
      5.50%, Due 2/1/2018 ............................................            300           299
      6.80%, Due 5/15/2036 ...........................................            125           121
      6.40%, Due 5/15/2038 ...........................................            125           117
   Deutsche Telekom AG, 8.50%, Due 6/15/2010 .........................            450           473
   Telefonica Emisiones SAU, 5.984%, Due 6/20/2011 ...................            285           297
   Verizon Communications, Inc.,
      5.50%, Due 4/1/2017 ............................................            250           249
      6.90%, Due 4/15/2038 ...........................................            250           247
   Vodafone Group plc, 6.15%, Due 2/27/2037 ..........................            250           242
                                                                                        -----------
                                                                                              4,366
                                                                                        -----------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
UTILITIES - 2.29%
   Columbus Southern Power Co., 5.50%, Due 3/1/2013 ..................   $        495   $       501
   Dominion Resources, Inc.,
      Series A, 5.60%, Due 11/15/2016 ................................            475           466
      8.875%, Due 1/15/2019 ..........................................             80            93
   Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018 ...................            250           254
   Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016 ...................            355           362
   MidAmerican Energy Holdings Co.,
      5.875%, Due 10/1/2012 ..........................................            405           418
      6.125%, Due 4/1/2036 ...........................................            250           217
   Pacific Gas & Electric Co., 6.25%, Due 12/1/2013 ..................            150           163
   Public Service Enterprise Group, Inc., 6.95%, Due 6/1/2012 ........            590           604
   Southern Power Co., 6.25%, Due 7/15/2012 ..........................            450           466
   Union Electric Co., 6.70%, Due 2/1/2019 ...........................            370           364
   Virginia Electric and Power Co., 5.40%, Due 4/30/2018 .............            250           255
   Westar Energy, Inc., 6.00%, Due 7/1/2014 ..........................            200           200
   Wisconsin Electric Power Co., 6.25%, Due 12/1/2015 ................            200           211
   Xcel Energy, Inc., 5.613%, Due 4/1/2017 ...........................            581           554
                                                                                        -----------
                                                                                              5,128
                                                                                        -----------
   TOTAL CORPORATE OBLIGATIONS .......................................                       58,418
                                                                                        -----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.62%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 ...............................            195           194
      2007-2 A2, 5.634%, Due 4/10/2049 ...............................            450           385
   Bear Stearns Commercial Mortgage Securities, Inc.,
      2006-T22 A2, 5.63%, Due 4/12/2038 ..............................            830           775
      2004-PWR5 A4, 4.831%, Due 7/11/2042 ............................            835           736
      2005-T20 A2, 5.127%, Due 10/12/2042 ............................            430           415
   Chase Mortgage Finance Corp., 2006-A1 A1, 6.037%, Due 9/25/2036
      ss. ............................................................            900           690
   Citicorp Mortgage Securities, Inc., 2006-3 2A1, 5.50%, Due
      6/25/2021 ......................................................            422           372
   Citigroup Commercial Mortgage Trust, 2004-C2 A3, 4.38%, Due
      10/15/2041 .....................................................            770           698
   Citigroup/Deutsche Bank Commercial Mortgage Trust, 2007-CD5 A4,
      5.886%, Due 11/15/2044 .........................................            840           655
   Countrywide Home Loan Mortgage Pass Through Trust, 2007-18 A1,
      6.00%, Due 9/25/2037 ...........................................            764           516
   GE Capital Commercial Mortgage Corp., 2003-C2 A2, 4.17%, Due
      7/10/2037 ......................................................            138           136
   JP Morgan Chase Commercial Mortgage Securities Corp.,
      2004-CBX A4, 4.529%, Due 1/12/2037 .............................            255           223
      2005-LDP3 A1, 4.655%, Due 8/15/2042 ............................             57            57
      2005-LDP1 A2, 4.625%, Due 3/15/2046 ............................            784           759
      2006-LDP9 A3, 5.336%, Due 5/15/2047 ............................            695           537
      2007-CB19 A4, 5.937%, Due 2/12/2049 ............................            300           214
      2007-CB20 A2, 5.629%, Due 2/12/2051 ............................            500           428
   JP Morgan Mortgage Trust, 2007-S3 1A90, 7.00%, Due 8/25/2037 ......            454           295
   LB-UBS Commercial Mortgage Trust, 2004-C1 A4, 5.424%, Due
      2/15/2040 ......................................................            400           288
   Morgan Stanley Capital I, 2007-IQ14 A4, 5.692%, Due 4/15/2049 .....            910           621

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
   Prime Mortgage Trust, 2005-2, 5.25%, Due 7/25/2020 ................   $        515   $       517
   Wachovia Bank Commercial Mortgage Trust, 2007-C32 A2, 5.924%, Due
      6/15/2049 ......................................................            210           181
   Wells Fargo Mortgage Backed Securities Trust,
      2006-11 A8, 6.00%, Due 9/25/2036 ...............................            487           387
      2007-7 A1, 6.00%, Due 6/25/2037 ................................            456           267
                                                                                        -----------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ......................                       10,346
                                                                                        -----------
ASSET-BACKED SECURITIES - 1.04%
   American Express Credit Account Master Trust, 2006-2 A, 5.35%, Due
      1/15/2014 ......................................................          1,000         1,005
   Capital Auto Receivables Asset Trust, 2006-SN1A A4A, 5.32%, Due
      3/20/2010 ++ ...................................................            257           256
   Capital One Multi-Asset Execution Trust, 2006-A10 A10, 5.15%, Due
      6/16/2014 ......................................................            750           749
   Volkswagen Auto Loan Enhanced Trust, 2008-2 A4A, 6.24%, Due
      7/20/2015 ......................................................            300           308
                                                                                        -----------
   TOTAL ASSET-BACKED SECURITIES .....................................                        2,318
                                                                                        -----------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 34.60%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.09%
      4.50%, Due 3/1/2019 ............................................            477           493
      5.00%, Due 10/1/2020 ...........................................          1,164         1,207
      5.50%, Due 12/1/2022 ...........................................            160           166
      5.00%, Due 4/1/2023 ............................................            410           425
      5.50%, Due 1/1/2024 ............................................            751           781
      5.00%, Due 8/1/2033 ............................................            669           689
      5.50%, Due 2/1/2034 ............................................            907           942
      6.00%, Due 8/1/2034 ............................................            416           437
      5.00%, Due 8/1/2035 ............................................            447           461
      5.00%, Due 9/1/2035 ............................................            644           664
      5.00%, Due 9/1/2035 ............................................          1,111         1,144
      6.00%, Due 8/1/2036 ............................................            897           938
      5.50%, Due 11/1/2036 ...........................................            646           669
      5.50%, Due 4/1/2037 ............................................          1,504         1,557
      5.50%, Due 5/1/2037 ............................................            455           471
      6.00%, Due 9/1/2037 ............................................            315           329
      6.00%, Due 12/1/2037 ...........................................            371           389
      5.00%, Due 3/1/2038 ............................................          2,137         2,198
      6.00%, Due 3/1/2038 ............................................          3,073         3,210
      5.00%, Due 3/1/2038 ............................................          1,110         1,142
      5.50%, Due 5/1/2038 ............................................          1,077         1,115
      5.50%, Due 6/1/2038 ............................................            876           907
                                                                                        -----------
                                                                                             20,334
                                                                                        -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.77%
      6.50%, Due 2/1/2017 ............................................            192           203
      5.00%, Due 12/1/2017 ...........................................            688           718
      4.50%, Due 9/1/2018 ............................................          1,252         1,296
      4.00%, Due 8/1/2020 ............................................            379           385
      5.50%, Due 5/1/2023 ............................................             61            63

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      5.00%, Due 12/1/2023 ...........................................   $        700   $       725
      5.00%, Due 3/1/2024 ............................................          1,950         2,020
      5.00%, Due 3/1/2034 ............................................            842           869
      5.50%, Due 6/1/2034 ............................................            452           470
      4.50%, Due 9/1/2034 ............................................            278           284
      5.50%, Due 2/1/2035 ............................................          1,005         1,046
      5.00%, Due 11/1/2035 ...........................................          1,495         1,541
      5.50%, Due 12/1/2035 ...........................................            703           730
      5.50%, Due 12/1/2035 ...........................................            384           399
      5.50%, Due 1/1/2036 ............................................            623           647
      5.50%, Due 1/1/2036 ............................................            979         1,017
      5.50%, Due 2/1/2036 ............................................            756           785
      5.00%, Due 2/1/2036 ............................................            750           774
      5.00%, Due 3/1/2036 ............................................            696           717
      5.50%, Due 4/1/2036 ............................................          1,748         1,816
      6.00%, Due 9/1/2036 ............................................            395           414
      6.50%, Due 9/1/2036 ............................................          1,456         1,547
      5.50%, Due 11/1/2036 ...........................................            599           621
      6.00%, Due 11/1/2036 ...........................................            710           743
      6.50%, Due 12/1/2036 ...........................................            670           711
      6.00%, Due 12/1/2036 ...........................................            644           674
      5.50%, Due 2/1/2037 ............................................          1,127         1,169
      5.50%, Due 8/1/2037 ............................................          2,388         2,482
      6.00%, Due 8/1/2037 ............................................            748           783
      6.50%, Due 8/1/2037 ............................................          1,009         1,070
      6.00%, Due 9/1/2037 ............................................          1,147         1,201
      6.00%, Due 11/1/2037 ...........................................          1,295         1,355
      6.00%, Due 1/1/2038 ............................................          1,599         1,673
      5.50%, Due 3/1/2038 ............................................          7,092         7,354
      5.00%, Due 3/1/2038 ............................................            167           172
      5.00%, Due 4/1/2038 ............................................            910           937
      5.00%, Due 4/1/2038 ............................................          6,941         7,146
      5.00%, Due 5/1/2038 ............................................          3,903         4,018
      5.50%, Due 6/1/2038 ............................................            867           899
      5.00%, Due 6/1/2038 ............................................          1,154         1,188
      5.50%, Due 6/1/2038 ............................................          2,651         2,749
                                                                                        -----------
                                                                                             55,411
                                                                                        -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.74%
      4.201%, Due 8/16/2026 ..........................................            268           272
      6.50%, Due 3/15/2028 ...........................................            372           398
      6.00%, Due 4/15/2031 ...........................................            442           463

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      5.50%, Due 2/20/2034 ...........................................   $        506   $       526
                                                                                        -----------
                                                                                              1,659
                                                                                        -----------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS .....................                       77,404
                                                                                        -----------
U.S. AGENCY OBLIGATIONS - 15.85%
FDIC GUARANTEED - 5.84%
      Citibank NA (FDIC Guaranteed), 1.625%, Due 3/30/2011 ...........          5,000         5,026
      Morgan Stanley (FDIC Due Guaranteed), 2.25%, 3/13/2012 .........          5,000         5,027
      Bank of America Corp. (FDIC Guaranteed), 2.10%, Due 4/30/2012 ..          3,000         3,019
                                                                                        -----------
                                                                                             13,072
                                                                                        -----------
FEDERAL HOME LOAN BANK - 1.65%
      4.50%, Due 9/16/2013 + .........................................          3,400         3,694
                                                                                        -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.01%
      1.50%, Due 1/7/2011 + ..........................................          5,000         5,027
      5.125%, Due 4/18/2011 + ........................................          4,400         4,719
      6.25%, Due 7/15/2032 ...........................................          1,200         1,461
                                                                                        -----------
                                                                                             11,207
                                                                                        -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.35%
      2.875%, Due 12/11/2013 + .......................................          2,000         2,041
      5.125%, Due 1/2/2014 ...........................................            385           395
      4.625%, Due 10/15/2014 + .......................................            500           550
      5.375%, Due 6/12/2017 + ........................................          4,000         4,506
                                                                                        -----------
                                                                                              7,492
                                                                                        -----------
   TOTAL U.S. AGENCY OBLIGATIONS .....................................                       35,465
                                                                                        -----------
U.S. TREASURY OBLIGATIONS - 15.23%
      1.375%, Due 2/15/2012 ..........................................          2,925         2,933
      2.00%, Due 11/30/2013 + ........................................          2,000         2,009
      1.75%, Due 3/31/2014 + .........................................          3,910         3,866
      4.125%, Due 5/15/2015 + ........................................          5,000         5,516
      4.25%, Due 11/15/2017 + ........................................          2,400         2,632
      9.125%, Due 5/15/2018 ..........................................            650           953
      2.75%, Due 2/15/2019 + .........................................          4,590         4,446
      7.875%, Due 2/15/2021 + ........................................          1,050         1,465
      6.25%, Due 8/15/2023 + .........................................          1,900         2,375
      6.875%, Due 8/15/2025 + ........................................            770         1,042
      5.25%, Due 11/15/2028 + ........................................            750           865
      4.75%, Due 2/15/2037 + .........................................          3,000         3,332
      4.50%, Due 5/15/2038 + .........................................          2,445         2,631
                                                                                        -----------
   TOTAL U.S. TREASURY OBLIGATIONS ...................................                       34,065
                                                                                        -----------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                            SHARES         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
SHORT TERM INVESTMENTS - 4.61%
   Columbia Government Reserve Fund ..................................     10,325,338   $    10,325
                                                                                        -----------
SECURITIES LENDING COLLATERAL - 18.88%
   American Beacon U.S. Government Money Market Select Fund * ........      9,066,065         9,066
   State Street Navigator Securities Lending Prime Portfolio .........     33,164,308        33,164
                                                                                        -----------
   TOTAL SECURITIES LENDING COLLATERAL ...............................                       42,230
                                                                                        -----------
TOTAL INVESTMENTS - 120.94% (COST $270,796) ..........................                  $   270,571
LIABILITIES, NET OF OTHER ASSETS - (20.94%) ..........................                      (46,847)
                                                                                        -----------
TOTAL NET ASSETS - 100.00% ...........................................                  $   223,724
                                                                                        ===========

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at April 30, 2009.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,122 or 1.40% of net assets. The Fund has no right to demand registration of these securities.

#    Step Up/Down

ss. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

*    The Fund is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 18.85%
BANKS - 4.56%
   Citigroup, Inc.,
      4.125%, Due 2/22/2010 ..........................................   $      1,000   $       984
      4.625%, Due 8/3/2010 ...........................................          1,000           972
   Goldman Sachs Group, Inc., 6.65%, Due 5/15/2009 ...................          1,000         1,002
   HSBC Bank USA, 3.875%, Due 9/15/2009 ..............................          2,000         1,981
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 ........................          2,000         2,074
   National Westminster Bank plc, 7.375%, Due 10/1/2009 ..............          2,000         1,958
   Wells Fargo & Co, 3.98%, Due 10/29/2010 ...........................          1,000           964
                                                                                        -----------
                                                                                              9,935
                                                                                        -----------
FINANCE - 3.68%
   Berkshire Hathaway Finance Corp., 4.00%, Due 4/15/2012 ++ .........          1,000         1,016
   Credit Suisse USA, Inc., 4.70%, Due 6/1/2009 ......................          2,000         2,005
   General Electric Capital Corp., 5.875%, Due 2/15/2012 .............          3,000         3,057
   MBNA Corp., 7.50%, Due 3/15/2012 ..................................          2,000         1,925
                                                                                        -----------
                                                                                              8,003
                                                                                        -----------
INDUSTRIALS - 5.52%
   Burlington Northern Santa Fe Corp., 6.75%, Due 7/15/2011 ..........          1,000         1,052
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 ...........................................          2,000         2,028
      4.25%, Due 2/8/2013 ............................................            500           487
   Daimler Finance NA LLC, 5.75%, Due 9/8/2011 .......................          1,000           982
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 ..........................................          2,325         2,354
      5.25%, Due 10/1/2012 ...........................................          1,000         1,025
   Lockheed Martin Corp., 8.20%, Due 12/1/2009 .......................          1,000         1,020
   Nissan Motor Acceptance Corp., 4.625%, Due 3/8/2010 ++ ............          1,000           951
   Norfolk Southern Corp., 8.625%, Due 5/15/2010 .....................          1,000         1,045
   Northrop Grumman Corp., 7.125%, Due 2/15/2011 .....................          1,000         1,064
                                                                                        -----------
                                                                                             12,008
                                                                                        -----------
INSURANCE - 3.16%
   ING Security Life Institutional Funding, 4.25%, Due 1/15/2010 ++ ..          1,500         1,450
   John Hancock Global Funding II, 7.90%, Due 7/2/2010 ++ ............          2,000         2,046
   Metropolitan Life Global Funding I, 4.625%, Due 8/19/2010 ++ ......          1,500         1,459
   Monumental Global Funding II, 4.625%, Due 3/15/2010 ++ ............          1,000           969
   Pricoa Global Funding 1, 4.20%, Due 1/15/2010 ++ ..................          1,000           957
                                                                                        -----------
                                                                                              6,881
                                                                                        -----------
REAL ESTATE - 0.43%
   Simon Property Group LP, 5.375%, Due 6/1/2011 .....................          1,000           945
                                                                                        -----------
TECHNOLOGY - 0.27%
   Cisco Systems, Inc., 5.25%, Due 2/22/2011 .........................            550           585
                                                                                        -----------

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
TELEPHONE - 1.23%
   AT&T Wireless Services, Inc., 7.875%, Due 3/1/2011 ................   $        550   $       596
   Verizon Wireless Capital, LLC, 5.25%, Due 2/1/2012 ++ .............          1,000         1,036
   Vodafone Group plc, 5.50%, Due 6/15/2011 ..........................          1,000         1,051
                                                                                        -----------
                                                                                              2,683
                                                                                        -----------
   TOTAL CORPORATE OBLIGATIONS .......................................                       41,040
                                                                                        -----------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.68%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 ...............................            389           388
      2007-2 A2, 5.634%, Due 4/10/2049 ...............................            800           684
   Wachovia Bank Commercial Mortgage Trust, 2006-C23 A1, 5.203%, Due
      1/15/2045 ......................................................            418           417
                                                                                        -----------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ......................                        1,489
                                                                                        -----------
ASSET-BACKED SECURITIES - 4.51%
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ .........................            856           853
      2006-1 A4, 5.04%, Due 5/17/2010 ................................             91            92
   CarMax Auto Owner Trust, 2005-3 A4, 4.91%, Due 1/18/2011 ..........            725           731
   Chase Manhattan Auto Owner Trust, 2006-A A4, 5.36%, Due
      1/15/2013 ......................................................          2,000         2,021
   Harley-Davidson Motorcycle Trust, 2007-3 A4, 5.52%, Due
      11/15/2013 .....................................................          2,000         1,968
   USAA Auto Owner Trust, 2007-1 A4, 5.55%, Due 2/15/2013 ............          3,000         3,130
   Volkswagen Auto Loan Enhanced Trust, 2008-2 A4A, 6.24%, Due
      7/20/2015 ......................................................          1,000         1,026
                                                                                        -----------
   TOTAL ASSET-BACKED SECURITIES .....................................                        9,821
                                                                                        -----------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.88%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.88%
      4.968%, Due 12/16/2021 .........................................            538           547
      4.201%, Due 8/16/2026 ..........................................          1,338         1,360
                                                                                        -----------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS .....................                        1,907
                                                                                        -----------
U.S. AGENCY OBLIGATIONS - 56.07%
FDIC GUARANTEED - 29.63%
      US Bank NA (FDIC Guaranteed), 1.02%, Due 9/21/2009 .............         10,000         9,985
      Goldman Sachs Group, Inc. (FDIC Guaranteed), 1.70%, Due
         3/15/2011 + .................................................         10,000        10,079
      Citibank NA (FDIC Guaranteed), 1.625%, Due 3/30/2011 + .........         10,000        10,053
      Citigroup, Inc. (FDIC Guaranteed), 2.875%, Due 12/9/2011 .......          1,000         1,028
      General Electric Capital Corp. (FDIC Guaranteed), 3.00%, Due
         12/9/2011 ...................................................          1,000         1,032
      Wells Fargo & Co. (FDIC Guaranteed), 3.00%, Due 12/9/2011 ......          1,000         1,030
      General Electric Capital Corp. (FDIC Guaranteed), 2.25%, Due
         3/12/2012 ...................................................          5,000         5,048
      Morgan Stanley (FDIC Guaranteed), 2.25%, Due 3/13/2012 .........         10,000        10,054
      Bank of America Corp. (FDIC Guaranteed), 3.125%, Due
         6/15/2012 ...................................................          1,000         1,036
      JP Morgan Chase & Co. (FDIC Guaranteed), 2.20%, Due
         6/15/2012 ...................................................          3,000         3,014
      Bank of America Corp. (FDIC Guaranteed), 2.375%, Due
         6/22/2012 ...................................................         10,000        10,137
      JP Morgan Chase & Co. (FDIC Guaranteed), 2.125%, Due
         6/22/2012 ...................................................          1,000         1,002

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2009 (Unaudited)

                                                                              PAR
                                                                            AMOUNT         VALUE
                                                                         ------------   -----------
                                                                           (DOLLARS IN THOUSANDS)
      PNC Funding Corp. (FDIC Guaranteed), 2.30%, Due 6/22/2012 + ....   $      1,000   $     1,003
                                                                                        -----------
                                                                                             64,501
                                                                                        -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 20.87%
      4.75%, Due 11/3/2009 ...........................................          5,000         5,108
      1.625%, Due 4/26/2011 + ........................................         20,000        20,125
      2.125%, Due 3/23/2012 + ........................................         20,000        20,208
                                                                                        -----------
                                                                                             45,441
                                                                                        -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.57%
      7.25%, Due 1/15/2010 ...........................................          2,000         2,092
      1.375%, Due 4/28/2011 + ........................................         10,000        10,021
                                                                                        -----------
                                                                                             12,113
                                                                                        -----------
   TOTAL U.S. AGENCY OBLIGATIONS .....................................                      122,055
                                                                                        -----------
U.S. TREASURY OBLIGATIONS - 23.72%
      2.875%, Due 6/30/2010 ..........................................         10,000        10,269
      1.50%, Due 10/31/2010 + ........................................         20,000        20,228
      4.375%, Due 12/15/2010 + .......................................         20,000        21,153
                                                                                        -----------
   TOTAL U.S. TREASURY OBLIGATIONS ...................................                       51,650
                                                                                        -----------

                                                                            SHARES
                                                                         ------------
SHORT TERM INVESTMENTS - 0.22%
   Columbia Government Reserve Fund ..................................        483,078           483
                                                                                        -----------
SECURITIES LENDING COLLATERAL - 21.90%
   American Beacon U.S. Government Money Market Select Fund # ........     10,233,552        10,234
   State Street Navigator Securities Lending Prime Portfolio .........     37,435,059        37,435
                                                                                        -----------
   TOTAL SECURITIES LENDING COLLATERAL ...............................                       47,669
                                                                                        -----------
TOTAL INVESTMENTS - 126.83% (COST $274,340) ..........................                  $   276,114
LIABILITIES, NET OF OTHER ASSETS - (26.83%) ..........................                      (58,415)
                                                                                        -----------
TOTAL NET ASSETS - 100.00% ...........................................                  $   217,699
                                                                                        ===========

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at April 30, 2009.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,737 or 4.93% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)(IN THOUSANDS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             ENHANCED
                                                               HIGH YIELD     INCOME     INTERMEDIATE    SHORT-TERM
                                                                BOND FUND      FUND        BOND FUND     BOND FUND
                                                               ----------   ----------   ------------   -----------
ASSETS:
   Investments in unaffiliated securities, at value (A, C)..   $  167,209   $   84,009   $    261,505   $   265,880
   Investments in affiliated securities, at value (B) ......           --          234          9,066        10,234
   Receivable for investments sold .........................        2,636           --          1,464            --
   Dividends and interest receivable .......................        4,848          732          1,867         1,485
   Receivable for fund shares sold .........................       10,455            7             32           310
   Receivable for tax reclaims .............................            5            1              1            --
   Receivable for expense reimbursement ....................           --           --              1             5
   Prepaid expenses ........................................           18            7             31            39
                                                               ----------   ----------   ------------   -----------
      TOTAL ASSETS .........................................      185,171       84,990        273,967       277,953
                                                               ----------   ----------   ------------   -----------
LIABILITIES:
   Payable for investments purchased .......................        3,931           --          1,582            --
   Payable upon return of securities loaned ................           --        1,092         42,231        47,669
   Payable for fund shares redeemed ........................       14,128            4          6,374        12,490
   Dividends payable .......................................          276           --             --             9
   Management and investment advisory fees payable (Note 2)           176           74             41            47
   Administrative service and service fees payable .........           32           43             10            21
   Due to custodian for overdraft ..........................          700           --             --            --
   Other liabilities .......................................           69           22              5            18
                                                               ----------   ----------   ------------   -----------
      TOTAL LIABILITIES ....................................       19,312        1,235         50,243        60,254
                                                               ----------   ----------   ------------   -----------
NET ASSETS .................................................   $  165,859   $   83,755   $    223,724   $   217,699
                                                               ==========   ==========   ============   ===========
ANALYSIS OF NET ASSETS:
Paid-in-capital ............................................      225,312       90,571        224,076       226,062
Undistributed net investment income ........................          503         (374)           501          (510)
Accumulated net realized (loss) ............................      (30,568)      (2,773)          (628)       (9,627)
Unrealized appreciation (depreciation) of investments,
   futures contracts, and foreign currency .................      (29,388)      (3,669)          (225)        1,774
                                                               ----------   ----------   ------------   -----------
NET ASSETS .................................................   $  165,859   $   83,755   $    223,724   $   217,699
                                                               ==========   ==========   ============   ===========
Shares outstanding (no par value):
   Institutional Class .....................................    7,186,982          N/A     21,867,001    22,778,964
                                                               ==========   ==========   ============   ===========
   Investor Class ..........................................    9,340,212    8,863,863         38,501     2,322,843
                                                               ==========   ==========   ============   ===========
   AMR Class ...............................................    7,068,175          N/A            N/A           N/A
                                                               ==========   ==========   ============   ===========
Net asset value, offering and redemption price per share:
   Institutional Class .....................................   $     7.03          N/A   $      10.21   $      8.67
                                                               ==========   ==========   ============   ===========
   Investor Class ..........................................   $     7.03   $     9.45   $      10.21   $      8.68
                                                               ==========   ==========   ============   ===========
   AMR Class ...............................................   $     7.03          N/A            N/A           N/A
                                                               ==========   ==========   ============   ===========
A Cost of investments in unaffiliated securities ...........   $  196,597   $   87,678   $    261,730   $   264,106
B Cost of investments in affiliated securities .............   $       --   $      234   $      9,066   $    10,234
C Market value of securities on loan .......................   $       --   $    1,069   $     41,270   $    46,829

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2009 (IN THOUSANDS) (UNAUDITED)

                                                                             ENHANCED
                                                               HIGH YIELD     INCOME     INTERMEDIATE   SHORT-TERM
                                                                BOND FUND      FUND        BOND FUND     BOND FUND
                                                               ----------   ----------   ------------   ----------
INVESTMENT INCOME:
   Dividend income from unaffiliated securities ............    $     28      $  151        $    25       $   13
   Dividend income from affiliated securities ..............           9           4             11            2
   Interest income .........................................       8,805       1,973          4,445        3,573
   Income derived from securities lending, net .............          --          92            278          420
                                                                ---------     ------        -------       ------
      TOTAL INVESTMENT INCOME ..............................       8,842       2,220          4,759        4,008
                                                                ---------     ------        -------       ------
EXPENSES:
   Management and investment advisory fees (Note 2) ........         242         127            208          281
   Administrative service fees (Note 2):
      Institutional Class ..................................          89          --             52           66
      Investor Class .......................................          31         129             --           23
      AMR Class ............................................          11          --             --           --
   Transfer agent fees:
      Institutional Class ..................................          --          --              5            6
      Investor Class .......................................           1           4             --           --
   Custody and fund accounting fees ........................          10           6             18           24
   Professional fees .......................................          13          13             10           12
   Registration fees and expenses ..........................          19           9              8           20
   Service fees (Note 2):
      Investor Class .......................................          26         115             --           19
   Prospectus and shareholder reports ......................          28           1              2            4
   Trustee fees ............................................           4           3              2            2
   Other expenses ..........................................           4           2              4            5
                                                                ---------     ------        -------       ------
      TOTAL EXPENSES .......................................         478         409            309          462
                                                                ---------     ------        -------       ------
   Net (fees waived and expenses reimbursed)/recouped by
      Manager (Note 2) .....................................          --          --             --          (20)
                                                                ---------     ------        -------       ------
      NET EXPENSES .........................................         478         409            309          442
                                                                ---------     ------        -------       ------
NET INVESTMENT INCOME ......................................       8,364       1,811          4,450        3,566
                                                                ---------     ------        -------       ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments ..........................................     (13,947)       (480)         1,144        3,348
   Change in net unrealized appreciation or depreciation of:
      Investments ..........................................      21,735       7,107          8,522        1,326
                                                                ---------     ------        -------       ------
      NET GAIN ON INVESTMENTS ..............................       7,788       6,627          9,666        4,674
                                                                ---------     ------        -------       ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $ 16,152      $8,438        $14,116       $8,240
                                                                =========     ======        =======       ======

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

                                                               High Yield Bond Fund       Enhanced Income Fund
                                                             ------------------------   ------------------------
                                                             Six Months                 Six Months
                                                                Ended      Year Ended      Ended     Year Ended
                                                              April 30,   October 31,    April 30,   October 31,
                                                                2009          2008         2009          2008
                                                             ----------   -----------   ----------   -----------
                                                             (unaudited)                (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .................................    $  8,364     $  15,343    $   1,811    $   3,923
   Net realized (loss) on investments, futures
      contracts, and foreign currency transactions .......     (13,947)      (14,708)        (480)      (1,148)
   Change in net unrealized appreciation or
      depreciation of investments, futures contracts,
      and foreign currency translations ..................      21,735       (48,374)       7,107      (14,259)
                                                              --------     ---------    ---------    ---------
      NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS .......................      16,152       (47,739)       8,438      (11,484)
                                                              --------     ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class ................................      (4,032)       (7,731)          --           --
      Investor Class .....................................      (1,307)       (1,837)      (2,155)      (5,038)
      AMR Class ..........................................      (3,023)       (5,774)          --           --
   Net realized gain on investments:
      Investor Class .....................................          --            --           --       (2,097)
                                                              --------     ---------    ---------    ---------
      NET DISTRIBUTIONS TO SHAREHOLDERS ..................      (8,362)      (15,342)      (2,155)      (7,135)
                                                              --------     ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .........................     104,416        72,610        8,039       79,277
   Reinvestment of dividends and distributions ...........       7,068        13,364        2,153        7,127
   Cost of shares redeemed ...............................     (73,562)     (128,737)     (33,189)     (67,105)
                                                              --------     ---------    ---------    ---------
      NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .........................      37,922       (42,763)     (22,997)      19,299
                                                              --------     ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS ....................      45,712      (105,844)     (16,714)         680
                                                              --------     ---------    ---------    ---------
NET ASSETS:
   Beginning of period ...................................     120,147       225,991      100,469       99,789
                                                              --------     ---------    ---------    ---------
   END OF PERIOD * .......................................    $165,859     $ 120,147    $  83,755    $ 100,469
                                                              ========     =========    =========    =========
*Includes undistributed net investment income (loss) of ..    $    503     $     503    $    (374)   $     (96)
                                                              ========     =========    =========    =========

                             See accompanying notes

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

                                                              Intermediate Bond Fund      Short-Term Bond Fund
                                                             ------------------------   ------------------------
                                                             Six Months                 Six Months
                                                               Ended      Year Ended       Ended     Year Ended
                                                             April 30,    October 31,    April 30,   October 31,
                                                                2009         2008          2009         2008
                                                             ----------   -----------   ----------   -----------
                                                             (unaudited)                (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .................................   $   4,450     $   7,050     $  3,566     $   5,355
   Net realized gain (loss) on investments, futures
      contracts, and foreign currency transactions .......       1,144            70        3,348        (4,833)
   Change in net unrealized appreciation or
      depreciation of investments, futures contracts,
      and foreign currency translations ..................       8,522        (8,956)       1,326           309
                                                             ---------    ----------    ---------     ---------
      NET INCREASE (DECREASE) IN NET ASSETS
         RESULTING FROM OPERATIONS .......................      14,116        (1,836)       8,240           831
                                                             ---------    ----------    ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Institutional Class ................................      (4,476)       (7,053)      (5,019)       (6,084)
      Investor Class .....................................          (1)           --         (264)         (220)
   Net realized gain on investments:
                                                             ---------    ----------    ---------     ---------
      NET DISTRIBUTIONS TO SHAREHOLDERS ..................      (4,477)       (7,053)      (5,283)       (6,304)
                                                             ---------    ----------    ---------     ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares .........................     125,113       103,092       45,899       200,633
   Reinvestment of dividends and distributions ...........       4,477         7,052        5,219         6,236
   Cost of shares redeemed ...............................     (63,139)      (63,295)     (99,834)      (30,341)
                                                             ---------    ----------    ---------     ---------
      NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS .......................      66,451        46,849      (48,716)      176,528
                                                             ---------    ----------    ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS ....................      76,090        37,960      (45,759)      171,055
                                                             ---------    ----------    ---------     ---------
NET ASSETS:
   Beginning of period ...................................     147,634       109,674      263,458        92,403
                                                             ---------    ----------    ---------     ---------
   END OF PERIOD * .......................................   $ 223,724     $ 147,634     $217,699     $ 263,458
                                                             =========    ==========    =========     =========
*Includes undistributed net investment income (loss) of ..   $     501     $     501     $   (510)    $    (563)
                                                             =========    ==========    =========     =========

                             See accompanying notes

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon High Yield Bond Fund, the American Beacon Enhanced Income Fund, the American Beacon Intermediate Bond Fund and the American Beacon Short-Term Bond Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust.

     American Beacon Advisors, Inc. (the "Manager"), is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

     Prior to March 1, 2009, the Investor Class was known as the PlanAhead Class. March 2, 2009 is the inception date of the Investor Class of the Intermediate Bond Fund.

     Each Fund, except the Enhanced Income Fund, has multiple classes of shares designed to meet the needs of different groups of investors; however, not all Funds offer all classes. The following table sets forth the differences amongst the classes:

CLASS:                OFFERED TO:
------                -----------
INSTITUTIONAL CLASS   Investors making an initial investment of $2 million
INVESTOR CLASS        General public and investors investing through an intermediary
AMR CLASS             Investors in the tax-exempt retirement and benefit plans of AMR Corporation and its affiliates

     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.

     Investment income, net capital gains (losses) and all expenses incurred by the Funds are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

Security Valuation

     Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the "Board").

     The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Funds' fiscal year. The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy uder FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's investments as of April 30, 2009 is as follows (in thousands):

High Yield Bond

                                                   Investments in
                 Valuation Inputs                    Securities
                 ----------------                  --------------
Level 1 - Quoted prices .......................       $  9,584
Level 2 - Other significant observable inputs..        157,625
Level 3 - Significant unobservable inputs .....             --
                                                      --------
Total .........................................       $167,209
                                                      --------

Enhanced Income

                                                   Investments in
                 Valuation Inputs                    Securities
                 ----------------                  --------------
Level 1 - Quoted prices.........................      $  9,998
Level 2 - Other significant observable inputs...        74,245
Level 3 - Significant unobservable inputs.......            --
                                                      --------
Total...........................................      $ 84,243
                                                      --------

Intermediate Bond

                                                   Investments in
                 Valuation Inputs                    Securities
                 ----------------                  --------------
Level 1 - Quoted prices.........................      $ 52,555
Level 2 - Other significant observable inputs...       218,016
Level 3 - Significant unobservable inputs.......            --
                                                      --------
Total...........................................      $270,571
                                                      --------

Short-Term Bond

                                                   Investments in
                 Valuation Inputs                    Securities
                 ----------------                  --------------
Level 1 - Quoted prices.........................      $ 48,152
Level 2 - Other significant observable inputs...       227,962
Level 3 - Significant unobservable inputs.......            --
                                                      --------
Total...........................................      $276,114
                                                      --------

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     Dividend income, net of foreign taxes, is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Dividends to Shareholders

     Dividends from net investment income of the Funds generally will be declared daily, payable monthly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

     The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If a Fund's investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. These amounts are reported with the net realized gains in the Funds' Statements of Operations.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Recently Issued Accounting Pronouncements

     In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial positions, performance and cash flows. The Manager is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statements and related disclosures.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management and securities lending services. Investment assets of the High Yield Bond, Enhanced Income, and Intermediate Bond Funds are managed by one or more investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the High Yield Bond Fund and Enhanced Income Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Funds. The Manager receives an annualized fee of 0.20% of the average daily net assets of the Intermediate Bond Fund and pays a portion of its fee to an investment advisor hired by the Manager to direct investment activities of a portion of the Fund. The Manager is one of the investment advisors of the Enhanced Income Fund and receives an annualized fee of 0.15% on the portion of assets managed by the Manager. The Manager serves as the sole investment advisor to the Short-Term Bond Fund. Pursuant to the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.20% of the average daily net assets of the Short-Term Bond Fund. Management fees paid during the six months ended April 30, 2009 were as follows (dollars in thousands):

                                                    AMOUNTS PAID   NET AMOUNTS
                        MANAGEMENT   MANAGEMENT    TO INVESTMENT   RETAINED BY
                         FEE RATE       FEE          ADVISORS         MANAGER
                        ----------   -----------   -------------   -------------
High Yield Bond .....   0.30%-0.37%      242           211              31
Enhanced Income .....   0.20%-0.80%      127           106              21
Intermediate Bond ...         0.20%      208           122              86

     As compensation for services provided by the Manager in connection with securities lending activities, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers when a borrower posts collateral other than cash, a fee up to 25% of such loan fees. This fee is netted against securities lending income in the Statements of Operations. During the six months ended April 30, 2009, securities lending fees paid to the Manager were as follows (in thousands):

Enhanced Income .....  11
Intermediate Bond ...  38
Short-Term Bond .....  54

Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the AMR Class and 0.30% of the average daily net assets of the Institutional and Investor Classes of each of the Funds except for the Institutional Class of the Intermediate and Short-Term Bond Funds from which the Manager received a fee of 0.05% of average daily net assets.

Distribution Plans

     The Trust has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

Service Plans

     The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor Class. As compensation for performing the duties required under the Service Plan, the Manager received 0.25% of the average daily net assets of the Investor Class of each Fund through March 31, 2009 and up to 0.375% thereafter.

Investment in Affiliated Funds

     The Funds may invest in the American Beacon Money Market Select Fund (the "MM Select Fund") and the American Beacon US Government Money Market Select Fund (the "USG Select Fund") (collectively, the "Select Funds"). Cash collateral received by certain Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds. During the six months ended April 30, 2009, fees earned by the Manager from the Select Funds are as follows:

                                               SECURITIES LENDING
                        DIRECT INVESTMENT IN   COLLATERAL INVESTED
                           SELECT FUNDS           IN SELECT FUNDS    TOTAL
                        --------------------   -------------------   -----
High Yield Bond......            268                     --            268
Enhanced Income......            343                  1,091          1,434
Intermediate Bond....            825                  4,403          5,228
Short-Term Bond......            139                  6,120          6,259

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission ("SEC"), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended April 30, 2009, the Fund did not utilize the credit facility.

Reimbursement of Expenses

     The Manager voluntarily agreed to reimburse the Investor Class of the Short-Term and Intermediate Bond Funds for operating expenses. During the period ended April 30, 2009, the Manager waived Short-Term Bond service fees of $20,096 and amounts waived for the Investor Class of the Intermediate Bond Fund were immaterial during the period.

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended April 30, 2009, the Funds have not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME AND EXCISE TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     The Funds adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48"), on November 1, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid during the six months ended April 30, 2009 and fiscal year ended October 31, 2008 were as follows (in thousands):


                                   HIGH YIELD BOND          ENHANCED INCOME
                              -----------------------   -------------------------
                              SIX MONTHS                SIX MONTHS
                                 ENDED     YEAR ENDED      ENDED      YEAR ENDED
                              APRIL 30,    OCTOBER 31,   APRIL 30,    OCTOBER 31,
                                 2009          2008         2009         2008
                              ----------   ----------   -----------   -----------
                              (UNAUDITED)               (UNAUDITED)
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME*
   Institutional Class ....     $4,032       $ 7,731       $   --       $   --
   Investor Class .........      1,307         1,837        2,155        5,674
   AMR Class ..............      3,023         5,774           --           --
LONG-TERM CAPITAL GAIN ....                                    --
   Institutional Class ....         --            --           --           --
   Investor Class .........         --            --           --        1,461
   AMR Class ..............         --            --           --           --
                                ------       -------       ------       ------
TOTAL DISTRIBUTIONS PAID ..     $8,362       $15,342       $2,155       $7,135
                                ------       -------       ------       ------

                                  INTERMEDIATE BOND         SHORT-TERM BOND
                              -----------------------   -----------------------
                              SIX MONTHS                SIX MONTHS
                                ENDED      YEAR ENDED      ENDED      YEAR ENDED
                               APRIL 30,     OCTOBER     APRIL 30,      OCTOBER
                                 2009       31, 2008        2009       31, 2008
                              ----------   ----------   -----------   -----------
                              (UNAUDITED)               (UNAUDITED)
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME*
   Institutional Class ....     $4,476       $7,053       $5,019        $6,084
   Investor Class .........          1           --          264           220
   AMR Class ..............         --           --           --            --
LONG-TERM CAPITAL GAIN ....         --                        --
   Institutional Class ....         --           --           --            --
   Investor Class .........         --           --           --            --
   AMR Class ..............         --           --           --            --
                                ------       ------       ------        ------
TOTAL DISTRIBUTIONS PAID ..     $4,477       $7,053       $5,283        $6,304
                                ------       ------       ------        ------

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows (in thousands):

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

                                                              HIGH YIELD   ENHANCED   INTERMEDIATE   SHORT-TERM
                                                                 BOND       INCOME        BOND          BOND
                                                              ----------   --------   ------------   ----------
Cost basis of investments for federal income tax purpose ..    $198,935    $88,132      $270,806      $275,365
Unrealized appreciation ...................................       4,109      2,074         4,872         2,061
Unrealized depreciation ...................................     (35,835)    (5,963)       (5,107)       (1,312)
                                                               --------    -------      --------      --------
Net unrealized appreciation (depreciation) ................     (31,726)    (3,889)         (235)          749
Undistributed ordinary income .............................         227       --             502           506
Undistributed long-term gain (loss) .......................     (28,230)    (2,753)         (618)       (9,627)
                                                               --------    -------      --------      --------
Distributable earnings (losses) ...........................    $(59,729)   $(6,642)     $   (351)     $ (8,372)
                                                               ========    =======      ========      ========

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash sales, book amortization for premiums, and income adjustments associated with contingent payment debt instruments.

     Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

     Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate investment securities, foreign currency, book amortization of premium, pay down reclasses, income adjustments associated with contingent payment debt instruments, and dividend reclasses that have been reclassified as of April 30, 2009 (in thousands):

                                                                HIGH YIELD   ENHANCED   INTERMEDIATE   SHORT-TERM
                                                                   BOND       INCOME        BOND          BOND
                                                                ----------   --------   ------------   ----------
Paid-in-capital ................................................  $  --       $ 137         $ (1)        $    22
Undistributed net investment income ............................     (2)         66           27           1,770
Accumulated net realized gain (loss) ...........................      1        (204)         (26)         (1,792)
Unrealized appreciation
   (depreciation) of investments and futures contracts .........      1           1           --              --

     At April 30, 2009 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

FUND                   2012    2013    2014   2015    2016     2017    TOTAL
----                   ----   -----   -----   ----   ------   ------   ------
High Yield Bond ....     --      --   1,772     --   14,332   12,126   28,230
Enhanced Income ....     --      --      --     --    2,100      653    2,753
Intermediate Bond...     --      --     618     --       --       --      618
Short-Term Bond ....    318   1,256   2,387    467    5,199       --    9,627

     The Intermediate and Short-Term Bond Funds utilized $1,126 and $1,556, respectively of net capital loss carryovers for the six months ended April 30, 2009.

4. INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2009 were as follows (in thousands):

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

                                                                                                                          SHORT-TERM
                                                                  HIGH YIELD BOND   ENHANCED INCOME   INTERMEDIATE BOND      BOND
                                                                  ---------------   ---------------   -----------------   ----------
Purchases (excluding U.S. government securities) ..............       $119,191          $11,936            $145,408        $125,451
Sales and maturities (excluding U.S. government securities) ...         79,827           32,915              68,793           6,655
Purchases of U.S. government securities .......................             --            5,808             111,140          95,513
Sales and maturities of U.S. government securities ............             --            8,140             115,332         256,194

     A summary of the Funds' direct transactions in the Select Funds for the six months ended April 30, 2009 is set forth below (in thousands):

                                           OCTOBER 31, 2008                            APRIL 30, 2009
                           AFFILIATE     SHARES/MARKET VALUE   PURCHASES    SALES   SHARES/MARKET VALUE
                        --------------   -------------------   ---------   ------   -------------------
High Yield Bond .....   MM Select Fund          $5,762             --      $5,762            --
Enhanced Income .....   MM Select Fund           3,057             --       3,057            --
Intermediate Bond ...   MM Select Fund           7,368             --       7,368            --
Short-Term Bond .....   MM Select Fund           1,241             --       1,241            --

5. SECURITIES LENDING

     Each Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral. The amount of this temporary difference at April 30, 2009 is disclosed as the calculated mark in the table below.

     To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the "Agent") in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements.

     Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 75%, 15%, and 10%, respectively, of the income generated from securities lending.

     While securities are on loan, the Fund continues to receive any income associated with that security and any gain or loss in the market price that may occur during the term of the loan.

     Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

     At April 30, 2009, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

                      MARKET VALUE OF     NON-CASH     CASH COLLATERAL                       TOTAL VALUE OF
                    SECURITIES ON LOAN   COLLATERAL   POSTED BY BORROWER   CALCULATED MARK     COLLATERAL
                    ------------------   ----------   ------------------   ---------------   --------------
Enhanced Income          $ 1,069             --             $ 1,093               (1)            $ 1,092
Intermediate Bond         41,270             --              42,230             (116)             42,114
Short-Term Bond           46,829             --              47,669              113              47,782

     Cash collateral is listed in the Fund's Schedule of Investments. The allocated amounts have been included as investments in the Schedule of Investments and Statement of Assets and Liabilities. Income earned on these investments is included in Income derived from securities lending in the Statement of Operations.

     Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund's Schedule of Investments or Statement of Assets and Liabilities.

6. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):

SIX MONTHS ENDED APRIL 30, 2009

                                    INSTITUTIONAL CLASS     INVESTOR CLASS          AMR CLASS
                                    -------------------   ------------------   -------------------
HIGH YIELD BOND FUND                 SHARES     AMOUNT    SHARES     AMOUNT    SHARES     AMOUNT
---------------------------------   -------   ---------   -------   --------   -------   ---------
Shares sold .....................    3,651    $ 24,029    10,461    $ 68,811    1,787    $ 11,576
Reinvestment of dividends .......      428       2,785       190       1,261      463       3,022
Shares redeemed .................   (6,069)    (40,544)   (3,370)    (22,097)  (1,688)    (10,921)
                                    ------    --------    ------    --------   ------    --------
Net increase (decrease) in shares
   outstanding ..................   (1,990)   $(13,730)    7,281    $ 47,975      562    $  3,677
                                    ======    ========    ======    ========   ======    ========

                                            INVESTOR CLASS
                                          -------------------
ENHANCED INCOME FUND                       SHARES     AMOUNT
---------------------------------------   -------   ---------
Shares sold ...........................      877    $  8,039
Reinvestment of dividends .............      233       2,153
Shares redeemed .......................   (3,661)    (33,189)
                                          ------    --------
Net (decrease) in shares outstanding ..   (2,551)   $(22,997)
                                          ======    ========

                                         INSTITUTIONAL CLASS    INVESTOR CLASS
                                         -------------------   ---------------
INTERMEDIATE BOND FUND                    SHARES     AMOUNT    SHARES   AMOUNT
--------------------------------------   -------   ---------   ------   ------
Shares sold ..........................   12,257    $124,721      39      $392
Reinvestment of dividends ............      441       4,476      --         1
Shares redeemed ......................   (6,186)    (63,139)     --        --
                                         ------    --------     ---      ----
Net increase in shares outstanding ...    6,512    $ 66,058      39      $393
                                         ======    ========     ===      ====

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2009 (UNAUDITED)

                                    INSTITUTIONAL CLASS    INVESTOR CLASS
                                    -------------------   -----------------
SHORT-TERM BOND FUND                 SHARES     AMOUNT    SHARES    AMOUNT
---------------------------------   -------   ---------   ------   --------
Shares sold .....................     3,180   $ 27,508    2,123    $18,391
Reinvestment of dividends .......       580      5,019       23        200
Shares redeemed .................   (10,797)   (93,562)    (724)    (6,272)
                                    -------   --------    -----    -------
Net increase (decrease) in shares
   outstanding ..................    (7,037)  $(61,035)   1,422    $12,319
                                    =======   ========    =====    =======

PERIOD ENDED OCTOBER 31, 2008

                                          INSTITUTIONAL CLASS     INVESTOR CLASS        AMR CLASS
                                          -------------------   ------------------  -----------------
HIGH YIELD BOND FUND                       SHARES    AMOUNT     SHARES     AMOUNT   SHARES    AMOUNT
---------------------------------------    -------  ---------   ------   ---------  ------   --------
Shares sold ...........................     3,029   $ 28,128     2,332   $ 21,959    2,416   $ 22,523
Reinvestment of dividends .............       645      5,835       193      1,751      639      5,778
Shares redeemed .......................    (5,867)   (54,359)   (3,309)   (31,075)  (4,693)   (43,303)
                                           ------   --------    ------   --------   ------   --------
Net (decrease) in shares outstanding ..    (2,193)  $(20,396)     (784)  $ (7,365)  (1,638)  $(15,002)
                                           ======   ========    ======   ========   ======   ========

                                           INVESTOR CLASS
                                        -------------------
ENHANCED INCOME FUND                     SHARES     AMOUNT
-------------------------------------   -------   ---------
Shares sold .........................    8,011    $ 79,277
Reinvestment of dividends ...........      714       7,127
Shares redeemed .....................   (6,812)    (67,105)
                                        ------    --------
Net increase in shares outstanding ..    1,913    $ 19,299
                                        ======    ========

                                        INSTITUTIONAL CLASS
                                        -------------------
INTERMEDIATE BOND FUND                   SHARES     AMOUNT
-------------------------------------   -------   ---------
Shares sold .........................   10,030    $103,092
Reinvestment of dividends ...........      695       7,052
Shares redeemed .....................   (6,232)    (63,295)
                                        ------    --------
Net increase in shares outstanding ..    4,493    $ 46,849
                                        ======    ========

                                        INSTITUTIONAL CLASS    INVESTOR CLASS
                                        -------------------   ---------------
SHORT-TERM BOND FUND                     SHARES     AMOUNT    SHARES   AMOUNT
-------------------------------------   -------   ---------   ------   ------
Shares sold .........................   22,147    $193,487      816    $7,146
Reinvestment of dividends ...........      696       6,082       17       154
Shares redeemed .....................   (3,197)    (27,969)    (271)   (2,372)
                                        ------    --------     ----    ------
Net increase in shares outstanding ..   19,646    $171,600      562    $4,928
                                        ======    ========     ====    ======

                       This page intentionally left blank.

AMERICAN BEACON HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             Institutional Class
                                                     -------------------------------------------------------------------
                                                         Six
                                                        Months
                                                        Ended                      Year Ended October 31,
                                                      April 30,     ----------------------------------------------------
                                                         2009       2008(A)      2007      2006(B)     2005       2004
                                                     -----------    -------    --------   --------   --------   --------
                                                     (unaudited)
Net asset value, beginning of period .............     $  6.77      $ 10.11    $  10.20   $  10.22   $  10.86   $  10.73
                                                       -------      -------    --------   --------   --------   --------
Income from investment operations:
   Net investment income .........................        0.45         0.78        0.77       0.88       0.76       0.78
   Net gains (losses) on securities (both realized
      and unrealized) ............................        0.26        (3.34)      (0.09)      0.09      (0.84)      0.27
                                                       -------      -------    --------   --------   --------   --------
Total income (loss) from investment operations ...        0.71        (2.56)       0.68       0.97      (0.08)      1.05
                                                       -------      -------    --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ..........       (0.45)       (0.78)      (0.77)     (0.88)     (0.76)     (0.78)
   Distributions from net realized gains on
      securities .................................          --           --          --      (0.11)      0.20      (0.14)
                                                       -------      -------    --------   --------   --------   --------
Total distributions ..............................       (0.45)       (0.78)      (0.77)     (0.99)     (0.56)     (0.92)
                                                       -------      -------    --------   --------   --------   --------
Net asset value, end of period ...................     $  7.03      $  6.77    $  10.11   $  10.20   $  10.22   $  10.86
                                                       =======      =======    ========   ========   ========   ========
Total return .....................................       11.12%(C)   (27.03)%      6.85%      8.78%      3.03%     10.19%
                                                       =======      =======    ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......     $50,510      $62,138    $114,911   $231,693   $216,744   $241,777
   Ratios to average net assets (annualized):
   Expenses, net of waivers ......................        0.82%        0.85%       0.85%      0.85%      0.84%      0.88%
   Expenses, before waivers ......................        0.82%        0.85%       0.86%      0.85%      0.84%      0.92%
   Net investment income, net of waivers .........       13.69%        8.38%       7.55%      7.55%      7.24%      7.27%
   Net investment income, before waivers .........       13.69%        8.38%       7.54%      7.55%      7.24%      7.23%
   Portfolio turnover rate .......................          70%(C)      157%         92%        88%       128%       138%

(A) On May 21, 2008, Post Advisory Group, LLC ceased managing a portion of the High Yield Bond Fund and on May 22, 2008 Logan Circle Partners, L.P. began managing a portion of the High Yield Bond Fund.

(B) Franklin Advisers, Inc. was added as an investment advisor to the High Yield Bond Fund on September 12, 2006.

(C)  Not annualized.

(D)  Annualized.

(E) Portfolio turnover rate is for the period from November 1, 2006 through October 31, 2007.

                         Investor Class                                         AMR Class
----------------------------------------------------------------   -----------------------------------
    Six                                                                Six
   Months                                                             Months       Year      September
   Ended                    Year Ended October 31,                    Ended        Ended       04 to
 April 30,    --------------------------------------------------    April 30,     October     October
    2009      2008(A)      2007    2006(B)     2005       2004         2009      31, 2008     31, 2007
-----------   -------    -------   -------   --------   --------   -----------   --------    ---------
(unaudited)                                                        (unaudited)
 $  6.77      $ 10.11    $ 10.21   $ 10.22   $  10.87   $  10.73    $  6.77       $ 10.11     $  9.94
 -------      -------    -------   -------   --------   --------    -------       -------     -------
    0.44         0.75       0.75      0.85       0.74       0.74       0.46          0.80        0.12
    0.26        (3.34)     (0.10)     0.10      (0.85)      0.28       0.25         (3.34)       0.17
 -------      -------    -------   -------   --------   --------    -------       -------     -------
    0.70        (2.59)      0.65      0.95      (0.11)      1.02       0.71         (2.54)       0.29
 -------      -------    -------   -------   --------   --------    -------       -------     -------

   (0.44)       (0.75)     (0.75)    (0.85)     (0.74)     (0.74)     (0.45)        (0.80)      (0.12)

      --           --         --     (0.11)      0.20      (0.14)        --            --          --
 -------      -------    -------   -------   --------   --------    -------       -------     -------
   (0.44)       (0.75)     (0.75)    (0.96)     (0.54)     (0.88)     (0.45)        (0.80)      (0.12)
 -------      -------    -------   -------   --------   --------    -------       -------     -------
 $  7.03      $  6.77    $ 10.11   $ 10.21   $  10.22   $  10.87    $  7.03       $  6.77     $ 10.11
 =======      =======    =======   =======   ========   ========    =======       =======     =======
   10.96%(C)   (27.24)%     6.52%     8.63%      2.69%      9.94%     11.25%(C)    (26.84)%      2.94%(C)
 =======      =======    =======   =======   ========   ========    =======       =======     =======

 $65,667      $13,949    $28,758   $80,284   $120,360   $148,266    $49,682       $44,060     $82,322

    1.06%        1.10%      1.08%     1.08%      1.08%      1.20%      0.57%         0.58%       0.61%(D)
    1.06%        1.10%      1.08%     1.08%      1.08%      1.20%      0.57%         0.58%       0.61%(D)
   12.40%        8.06%      7.32%     7.33%      7.00%      6.95%     14.06%         8.64%       7.54%(D)
   12.40%        8.06%      7.32%     7.33%      7.00%      6.95%     14.06%         8.64%       7.54%(D)
      70%(C)      157%        92%       88%       128%       138%        70%(C)       157%         92%(E)

AMERICAN BEACON ENHANCED INCOME FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           Investor Class
                                                 ------------------------------------------------------------------
                                                     Six
                                                    Months
                                                    Ended                     Year Ended October 31,
                                                  April 30,    ----------------------------------------------------
                                                     2009        2008        2007      2006       2005       2004
                                                 -----------   --------    -------   --------   --------   --------
                                                 (unaudited)
Net asset value, beginning of period .........    $  8.80      $  10.50    $ 10.25   $   9.98   $  10.16   $   9.96
                                                  -------      --------    -------   --------   --------   --------
Income from investment operations:
   Net investment income .....................       0.62          0.41       0.36       0.33       0.29       0.26
   Net gains (losses) on securities (both
      realized and unrealized) ...............       0.22         (1.39)      0.32       0.29      (0.16)      0.20
                                                  -------      --------    -------   --------   --------   --------
Total income (loss) from investment operations       0.84         (0.98)      0.68       0.62       0.13       0.46
                                                  -------      --------    -------   --------   --------   --------
Less distributions:
   Dividends from net investment income ......      (0.19)        (0.49)     (0.42)     (0.35)     (0.31)     (0.26)
   Distributions from net realized gains on
      securities .............................         --         (0.23)     (0.01)        --         --         --
                                                  -------      --------    -------   --------   --------   --------
Total distributions ..........................      (0.19)        (0.72)     (0.43)     (0.35)     (0.31)     (0.26)
                                                  -------      --------    -------   --------   --------   --------
Net asset value, end of period ...............    $  9.45      $   8.80    $ 10.50   $  10.25   $   9.98   $  10.16
                                                  =======      ========    =======   ========   ========   ========
Total return .................................      10.09%(A)    (10.02)%     6.75%      6.36%      1.32%      4.70%
                                                  =======      ========    =======   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ..    $83,755      $100,469    $99,789   $125,915   $112,341   $103,897
   Ratios to average net assets (annualized):
   Expenses ..................................       0.95%         0.92%      0.94%      0.93%      0.92%      1.00%
   Net investment income .....................       4.23%         3.64%      3.69%      3.21%      2.79%      2.54%
   Portfolio turnover rate ...................         21%(A)        76%       103%        65%        41%        72%

(A)  Not annualized.

AMERICAN BEACON INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                        Institutional Class (formerly AMR Class prior to 3/1/05)         Investor
                                                    ----------------------------------------------------------------       Class
                                                     Six Months                  Year Ended October 31,                 March 2 to
                                                     Ended April   -------------------------------------------------     April 30,
                                                      30, 2009       2008       2007       2006    2005(A)     2004        2009
                                                    ------------   --------   --------   -------   -------   -------   ------------
                                                     (unaudited)                                                        (unaudited)
Net asset value, beginning of period ............   $   9.61       $  10.10   $  10.02   $ 10.01   $ 10.33   $ 10.24   $10.14
                                                    --------       --------   --------   -------   -------   -------   ------
Income from investment operations:
   Net investment income ........................       0.24           0.50       0.50      0.46      0.42      0.40     0.06
   Net gains (losses) on securities (both
      realized and unrealized) ..................       0.58          (0.51)      0.07      0.02     (0.29)     0.14     0.07
                                                    --------       --------   --------   -------   -------   -------   ------
Total income (loss) from investment operations ..      0.82           (0.01)      0.57      0.48      0.13      0.54     0.13
                                                    --------       --------   --------   -------   -------   -------   ------
Less distributions:
   Dividends from net investment income .........      (0.22)         (0.48)     (0.49)    (0.47)    (0.45)    (0.45)   (0.06)
   Distributions from net realized gains on
      securities ................................         --             --         --        --        --        --       --
                                                    --------       --------   --------   -------   -------   -------   ------
Total distributions .............................      (0.22)         (0.48)     (0.49)    (0.47)    (0.45)    (0.45)   (0.06)
                                                    --------       --------   --------   -------   -------   -------   ------
Net asset value, end of period ..................   $  10.21       $   9.61   $  10.10   $ 10.02   $ 10.01   $ 10.33   $10.21
                                                    ========       ========   ========   =======   =======   =======   ======
Total return ....................................       8.56%(B)      (0.26)%     5.83%     4.96%     1.26%     5.38%    1.28%(B)
                                                    ========       ========   ========   =======   =======   =======   ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .....   $223,331       $147,634   $109,674   $97,319   $93,270   $96,242   $  393
   Ratios to average net assets (annualized):
   Expenses, net of waivers .....................       0.30%          0.30%      0.34%     0.35%     0.31%     0.34%    0.64%
   Expenses, before waivers .....................       0.30%          0.30%      0.34%     0.35%     0.31%     0.34%    2.39%
   Net investment income, net of waivers ........       4.27%          4.70%      4.86%     4.64%     4.12%     3.97%    3.41%
   Net investment income, before waivers ........       4.27%          4.70%      4.86%     4.64%     4.12%     3.97%    1.66%
   Portfolio turnover rate ......................         94%(B)        105%        85%      122%      119%      106%      94%(B, C)

(A) On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0202. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

(B)  Not annualized.

(C) Portfolio turnover rate is for the period from November 1, 2008 through April 30, 2009.

AMERICAN BEACON SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                             Institutional Class
                                                    ---------------------------------------------------------------------
                                                        Six
                                                       Months
                                                       Ended                       Year Ended October 31,
                                                     April 30,     ------------------------------------------------------
                                                        2009         2008         2007        2006      2005(A)     2004
                                                    ------------   --------     -------     -------     -------   -------
                                                    (unaudited)
Net asset value, beginning of period ............   $   8.58       $   8.79     $  8.74     $  8.75     $  9.07   $  9.31
                                                    --------       --------     -------     -------     -------   -------
Income from investment operations:
   Net investment income ........................       0.10(B)        0.35(B)     0.39(B)     0.32(B)     0.29      0.27
   Net gains (losses) on securities (both
      realized and unrealized) ..................       0.15          (0.15)       0.09        0.07       (0.20)    (0.05)
                                                    --------       --------     -------     -------     -------   -------
Total income (loss) from investment operations ..       0.25           0.20        0.48        0.39        0.09      0.22
                                                    --------       --------     -------     -------     -------   -------
Less distributions:
   Dividends from net investment income .........      (0.16)         (0.41)      (0.43)      (0.40)      (0.41)    (0.46)
   Distributions from net realized gains on
      securities ................................         --             --          --          --          --        --
                                                    --------       --------     -------     -------     -------   -------
Total distributions .............................      (0.16)         (0.41)      (0.43)      (0.40)      (0.41)    (0.46)
                                                    --------       --------     -------     -------     -------   -------
Net asset value, end of period ..................   $   8.67       $   8.58     $  8.79     $  8.74     $  8.75   $  9.07
                                                    ========       ========     =======     =======     =======   =======
Total return ....................................       2.96%(C)       2.21%       5.61%       4.56%       1.00%     2.39%
                                                    ========       ========     =======     =======     =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) .....   $197,529       $255,725     $89,427     $73,417     $79,683   $80,504
   Ratios to average net assets (annualized):
   Expenses, net of waivers .....................       0.30%          0.31%       0.37%       0.35%       0.33%     0.33%
   Expenses, before waivers .....................       0.30%          0.31%       0.37%       0.35%       0.33%     0.33%
   Net investment income, net of waivers ........       2.56%          3.75%       4.48%       3.64%       3.15%     3.00%
   Net investment income, before waivers ........       2.56%          3.75%       4.48%       3.64%       3.15%     3.00%
   Portfolio turnover rate ......................         84%(C)         21%         40%         48%         38%       41%

(A) On March 1, 2005, the existing Institutional Class shares were terminated and exchanged for AMR Class shares at a conversion rate of 1.0014. Following this exchange, the former AMR Class Shares were re-named Institutional Class.

(B) For purposes of this calculation, the change in undistributed net investment income per share was derived by dividing the change in undistributed net investment income by average shares outstanding for the period.

(C)  Not annualized.

                        Investor Class
--------------------------------------------------------------
    Six
  Months
   Ended                   Year Ended October 31,
 April 30,    ------------------------------------------------
   2009        2008       2007       2006       2005     2004
-----------   ------     ------     ------     ------   ------
(unaudited)
$  8.59       $ 8.81     $ 8.76     $ 8.77     $ 9.09   $ 9.33
-------       ------     ------     ------     ------   ------

   0.11(B)      0.29(B)    0.35(B)    0.27(B)    0.28     0.25
   0.13        (0.15)      0.09       0.07      (0.24)   (0.07)
-------       ------     ------     ------     ------   ------
   0.24         0.14       0.44       0.34       0.04     0.18
-------       ------     ------     ------     ------   ------

  (0.15)       (0.36)     (0.39)     (0.35)     (0.36)   (0.42)

     --           --         --         --         --       --
-------       ------     ------     ------     ------   ------
  (0.15)       (0.36)     (0.39)     (0.35)     (0.36)   (0.42)
-------       ------     ------     ------     ------   ------
$  8.68       $ 8.59     $ 8.81     $ 8.76     $ 8.77   $ 9.09
=======       ======     ======     ======     ======   ======
   2.84%(C)     1.54%      5.08%      4.01%      0.46%    1.84%
=======       ======     ======     ======     ======   ======

$20,170       $7,733     $2,976     $7,189     $8,582   $7,781

   0.54%        0.85%      0.87%      0.88%      0.87%    0.87%
   0.80%        0.88%      0.98%      0.90%      0.94%    0.87%
   2.18%        3.19%      3.91%      3.10%      2.59%    2.44%
   1.92%        3.16%      3.81%      3.08%      2.52%    2.44%
     84%(C)       21%        40%        48%        38%      41%

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

     A special meeting of shareholders of the American Beacon Balanced Fund and the American Beacon Enhanced Income Fund (each a "Fund") of the American Beacon Funds (the "Trust") was held on February 13, 2009. The shareholders of the Funds were asked to vote on a proposal to approve and ratify an advisory fee under the current Investment Management Agreement between American Beacon Advisors, Inc. (the "Manager") and the Funds (the "Investment Management Agreement.") Shareholders previously approved the Investment Management Agreement at a special meeting held on August 22, 2008 in connection with the change of control of the Manager. The proxy statement provided to shareholders in connection with that meeting accurately disclosed that there were no proposed changes to the total aggregate fees payable to the Manager for management, advisory, securities lending and administrative services provided to the Funds. However, the advisory fee had been inadvertently omitted from the fee schedule to the form of the Investment Management Agreement and comparative fee table included as appendices to the proxy statement provided to shareholders in connection with that meeting. This proposal required a majority of shareholders of each Fund to achieve a quorum.

     The shareholders of the Funds passed the vote with the following results:

      FUND              FOR           AGAINST      ABSTAIN    NON-VOTING
---------------   --------------   ------------   ---------   ----------
Balanced          601,896,430.17   1,636,527.29   71,959.48       -0-
Enhanced Income    83,387,906.04      24,152.10         -0-       -0-

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                                       63

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                                       64

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                                       65

                         (AMERICAN BEACON FUNDS(R) LOGO)

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:


                                   (GRAPHIC)
                                   BY E-MAIL:
                       american_beacon.funds@ambeacon.com

                                    (GRAPHIC)
                                  BY TELEPHONE:
                              Institutional Class
                              Call (800) 658-5811
                                 AMR Class(SM)
                              Call (800) 345-2345
                            Investor Class(R) Class
                              Call (800) 388-3344

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each month.

                                   (GRAPHIC)
                                ON THE INTERNET:
                Visit our website at www.americanbeaconfunds.com

                                   (GRAPHIC)
                                    BY MAIL:
                             American Beacon Funds
                                P.O. Box 219643
                           Kansas City, MO 64121-9643

AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund's Statement of Additional Information, is available free of charge on the Fund's website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund's Forms N-PX are available on the SEC's website at www.sec.gov. The Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

CUSTODIAN
STATE STREET BANK AND TRUST
Boston, Massachusetts

TRANSFER AGENT
BOSTON FINANCIAL DATA SERVICES
Kansas City, Missouri

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
Dallas, Texas

DISTRIBUTOR
FORESIDE FUND SERVICES
Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Beacon Funds, American Beacon High Yield Bond Fund, American Beacon Enhanced Income Fund, American Beacon Intermediate Bond and American Beacon Short-Term Bond Fund are service marks of American Beacon Advisors, Inc.

                                                                      SAR 04/09
                                                                        00068037

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1) Not applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: July 7, 2009


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: July 7, 2009